As filed with the Securities and Exchange Commission on July 30, 2004

File Nos. 33-12113

811-5028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 97	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 112	☒

PIMCO FUNDS: Pacific Investment Management Series

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-6533

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On July 30, 2004 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 97 to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (the “Trust” or the “Registrant”) on Form N-1A (File No. 33-12113) (the “Amendment”) is being filed to (i) amend and supplement Post-Effective Amendment No. 93, filed April 16, 2004, which added Class A, C and D shares of the PIMCO Investment Grade Corporate Bond Fund, an existing series of the Trust and added a redemption fee to the publicly offered series of the Trust; (ii) amend and supplement Post-Effective Amendment No. 95, filed May 14, 2004, which registered Institutional and Administrative Classes and Class A, C and D shares of the PIMCO Floating Income Fund; (iii) to provide updated financial information for and to make other non-material changes to the prospectuses of each of the following classes: (a) the Advisor Class; (b) the Institutional and Administrative Classes; (c) Classes A, Class B and Class C; (d) Class D; and (e) Class R.

PIMCO Funds Prospectus Pacific Investment Management Series July 30, 2004 Share Classes ● Ins Institutional ● Adm Administrative

SHORT DURATION BOND FUNDS
Floating Income Fund Low Duration Fund Low Duration Fund II	Low Duration Fund III Money Market Fund Short-Term Fund
INTERMEDIATE DURATION BOND FUNDS
Diversified Income Fund GNMA Fund High Yield Fund	Investment Grade Corporate Bond Fund Moderate Duration Fund Total Return Mortgage Fund
LONG DURATION BOND FUNDS
Long-Term U.S. Government Fund
TAX EXEMPT BOND FUNDS
California Intermediate Municipal Bond Fund California Municipal Bond Fund Municipal Bond Fund	New York Municipal Bond Fund Short Duration Municipal Income Fund
INTERNATIONAL BOND FUNDS
Emerging Markets Bond Fund Foreign Bond Fund (Unhedged) Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged) Global Bond Fund (U.S. Dollar-Hedged)
CONVERTIBLE FUNDS
Convertible Fund	European Convertible Fund
REAL RETURN STRATEGY FUNDS
Real Return Fund	Real Return Fund II
DOMESTIC EQUITY-RELATED FUNDS
StocksPLUS Fund

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment

Management Series

July 30, 2004

Share Classes

Institutional

and

Administrative

This prospectus describes 28 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds: Pacific Investment Management Series

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher-yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
Domestic Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

3	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the California Intermediate Municipal Bond, California Municipal Bond, Diversified Income, Emerging Markets Bond, Floating Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short Duration Municipal Income, Short-Term and Total Return Mortgage Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	4

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbols: PCIMX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/7/99), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

5	PIMCO Funds: Pacific Investment Management Series

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.74%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	3.17%

	Lowest (4th Qtr. ’01)	-0.69%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	3.17%	6.11%
Institutional Class Return After Taxes on Distributions(1)	3.08%	5.66%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.45%	5.60%
Administrative Class Return Before Taxes	2.90%	5.85%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.57%	6.50%
Lipper California Intermediate Municipal Debt Fund Avg(3)	3.47%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$152	$265	$595
Administrative	74	230	401	894

Prospectus	6

PIMCO California Municipal Bond Fund	Ticker Symbols: PICMX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (8/19/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

7	PIMCO Funds: Pacific Investment Management Series

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-1.19%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.42%

	Lowest (3rd Qtr. ’03)	-0.75%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (5/16/00)(4)
Institutional Class Return Before Taxes	3.79%	7.85%
Institutional Class Return After Taxes on Distributions(1)	3.59%	6.96%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.88%	6.82%
Administrative Class Return Before Taxes	3.55%	7.60%
Lehman California Insured Municipal Bond Index(2)	5.20%	8.51%
Lipper California Municipal Debt Fund Average(3)	4.25%	7.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of ten years or more. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$151	$263	$591
Administrative	74	230	401	894

Prospectus	8

PIMCO Convertible Fund	Ticker Symbols: PFCIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities Average Portfolio Duration N/A	Credit Quality Max 20% below B Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (8/01/00), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

9	PIMCO Funds: Pacific Investment Management Series

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.45%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’03)	14.11%

	Lowest (1st Qtr. ‘01)	-12.33%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	31.96%	8.73%
Institutional Class Return After Taxes on Distributions(1)	30.03%	6.77%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.99%	6.32%
Administrative Class Return Before Taxes	31.10%	8.43%
Merrill Lynch All Convertibles Index(2)	27.15%	6.07%
Lipper Convertible Securities Fund Avg(3)	26.71%	6.66%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.40%	None	0.26%	0.66%
Administrative	0.40	0.25%	0.26	0.91

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.65% for the Institutional Class and 0.90% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$67	$211	$368	$ 822
Administrative	93	290	504	1,120

Prospectus	10

PIMCO Diversified Income Fund	Ticker Symbols: PDIIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3-8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that are economically tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

11	PIMCO Funds: Pacific Investment Management Series

PIMCO Diversified Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.45%	None	0.31%	0.76%	(0.01)%	0.75%
Administrative	0.45	0.25%	0.30	1.00	0.00	1.00

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and organizational expenses.

(3)   PIMCO has contractually agreed for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 77	$242	$421	$552
Administrative	102	318	942	1,225

Prospectus	12

PIMCO Emerging Markets Bond Fund	Ticker Symbols: PEBIX (Inst. Class) PEBAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

13	PIMCO Funds: Pacific Investment Management Series

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-3.20%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	17.02%

	Lowest (3rd Qtr. ‘98)	-21.05%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	32.54%	22.69%	14.50%
Institutional Class Return After Taxes on Distributions(1)	26.05%	16.73%	9.11%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	21.24%	15.86%	8.88%
Administrative Class Return Before Taxes	32.21%	22.39%	14.21%
J.P. Morgan Emerging Markets Bond Index Global(2)	25.65%	15.40%	9.28%
Lipper Emerging Market Debt Fund Avg(3)	30.07%	17.69%	8.61%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds, and local market instruments. The Fund changed its benchmark index because the J.P. Morgan Emerging Markets Bond Index Global more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	0.40%	0.85%
Administrative	0.45	0.25%	0.40	1.10

(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$271	$471	$1,049
Administrative	112	350	606	1,340

Prospectus	14

PIMCO European Convertible Fund	Ticker Symbols: PECIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus European convertible securities Average Portfolio Duration N/A	Credit Quality B to Aaa; maximum 40% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities. European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country. European convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest its assets in securities denominated in any currency. Assets not invested in European convertible securities may be invested in common stock or other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Foreign Investment Risk • European Concentration Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

15	PIMCO Funds: Pacific Investment Management Series

PIMCO European Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.98%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	11.59%

	Lowest (1st Qtr. ’02)	-2.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (11/30/00)
Institutional Class Return Before Taxes	28.03%	11.25%
Institutional Class Return After Taxes on Distributions(1)	26.69%	9.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	18.25%	8.68%
UBS All European Convertible Index(2)	27.96%	11.07%
Lipper Convertible Securities Fund Average(3)	26.71%	4.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The UBS All European Convertible Index is an index of equity holdings equalized at the beginning of the period to reflect the respective cash values of the convertibles in the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.50%	None	0.25%	0.75%
Administrative	0.50	0.25%	0.25	1.00
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 77	$240	$417	$ 930
Administrative	102	318	552	1,225

Prospectus	16

PIMCO Floating Income Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0-1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” on page 4 of this prospectus. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund had not commenced performance as of the date of this prospectus. Thus, no bar chart or annual returns table is included for the Fund.

17	PIMCO Funds: Pacific Investment Management Series

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.30%	None	0.70%	1.00%	(0.45)%	0.55%
Administrative	0.30	0.25%	0.70	1.25	(0.45)	0.80

(1)    Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses and pro rata Trustees fees.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.55% for the Institutional Class and 0.80% for the Administrative Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$56	$176
Administrative	82	255

Prospectus	18

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: PFUIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund had not commenced performance as of the date of this prospectus. Thus, no bar chart or annual returns table is included for the Fund.

19	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.25%	None	0.52%	0.77%	(0.27)%	0.50%
Administrative	0.25	0.25%	0.52	1.02	(0.27)	0.75

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses and pro rata Trustees fees.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.50% for the Institutional Class and 0.75% for the Administrative Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$51	$160
Administrative	77	240

Prospectus	20

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PFORX (Inst. Class) PFRAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

21	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	1.70%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	7.23%

	Lowest (1st Qtr. ’94)	-4.22%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.56%	6.27%	8.12%
Institutional Class Return After Taxes on Distributions(1)	1.97%	3.74%	4.78%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.61%	3.78%	4.81%
Administrative Class Return Before Taxes	3.30%	6.05%	7.88%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Avg(3)	15.50%	5.84%	6.76%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.26%	0.51%
Administrative	0.25	0.25%	0.26	0.76

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$52	$164	$285	$640
Administrative	78	243	422	942

Prospectus	22

PIMCO Global Bond Fund (Unhedged)	Ticker Symbols: PIGLX (Inst. Class) PADMX (Admin.Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

23	PIMCO Funds: Pacific Investment Management Series

PIMCO Global Bond Fund (Unhedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	11.53%

	Lowest (1st Qtr. ’97)	-4.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.59%	6.86%	7.55%
Institutional Class Return After Taxes on Distributions(1)	12.71%	4.37%	4.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.97%	4.29%	4.58%
Administrative Class Return Before Taxes	16.33%	6.60%	7.31%
J.P. Morgan Global Index (Unhedged)(2)	14.51%	5.67%	6.87%
Lipper Global Income Fund Avg(3)	13.76%	5.81%	6.29%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.31%	0.56%
Administrative	0.25	0.25%	0.31	0.81

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$57	$179	$313	$ 701
Administrative	83	259	450	1,002

Prospectus	24

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PGBIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception of Institutional Class shares (2/25/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class shares, including no sales charges (loads) or distribution and/or service (12b-1) fees and lower administrative fees. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

25	PIMCO Funds: Pacific Investment Management Series

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’96)	5.39%

	Lowest (2nd Qtr. ’99)	-1.72%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Institutional Class Return Before Taxes	3.94%	6.63%	8.40%
Institutional Class Return After Taxes on Distributions(1)	2.49%	4.10%	5.10%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.81%	4.08%	5.11%
J.P. Morgan Global Index (Hedged)(2)	2.09%	5.55%	7.63%
Lipper Global Income Fund Avg(3)	13.76%	5.81%	6.63%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.31%	0.56%
Administrative	0.25	0.25%	0.31	0.81

(1) Shares held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.55% for the Institutional Class and 0.80% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$57	$179	$313	$ 701
Administrative	83	259	450	1,002

Prospectus	26

PIMCO GNMA Fund	Ticker Symbols: PDMIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

27	PIMCO Funds: Pacific Investment Management Series

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.93%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.65%

	Lowest (4th Qtr. ‘99)	-0.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	3.34%	7.72%	7.66%
Institutional Class Return After Taxes on Distributions(1)	2.03%	5.40%	5.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.16%	5.15%	5.01%
Lehman Brothers GNMA Index(2)	2.85%	6.50%	6.69%
Lipper GNMA Fund Average(3)	1.96%	5.61%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.27%	0.52%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$53	$167	$291	$653
Administrative	77	240	417	930

Prospectus	28

PIMCO High Yield Fund	Ticker Symbols: PHIYX (Inst. Class) PHYAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

29	PIMCO Funds: Pacific Investment Management Series

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	8.83%

	Lowest (2nd Qtr. ‘02)	-4.92%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	23.70%	5.68%	8.17%
Institutional Class Return After Taxes on Distributions(1)	20.48%	2.31%	4.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	15.24%	2.67%	4.64%
Administrative Class Return Before Taxes	23.39%	5.42%	7.91%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Avg(3)	24.34%	3.56%	5.00%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	30

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: PIGIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

31	PIMCO Funds: Pacific Investment Management Series

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	5.86%

	Lowest (3rd Qtr. ‘03)	-0.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	10.37%	11.52%
Institutional Class Return After Taxes on Distributions(1)	7.61%	7.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	7.52%
Administrative Class Return Before Taxes	10.09%	11.25%
Lehman Brothers Credit Investment Grade Index(2)	7.70%	10.24%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	7.96%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of investment grade corporate bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.26%	0.51%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$52	$164	$285	$640
Administrative	77	240	417	930

Prospectus	32

PIMCO Long-Term U.S. Government Fund	Ticker Symbols: PGOVX (Inst. Class) PLGBX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

33	PIMCO Funds: Pacific Investment Management Series

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.59%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	11.30%

	Lowest (1st Qtr. ’96)	-6.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.71%	7.58%	8.71%
Institutional Class Return After Taxes on Distributions(1)	1.86%	4.88%	5.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.64%	4.86%	5.47%
Administrative Class Return Before Taxes	3.46%	7.31%	8.45%
Lehman Long-Term Treasury Index(2)	2.48%	6.49%	7.90%
Lipper General U.S. Government Fund Avg(3)	1.30%	5.16%	5.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.26%	0.51%
Administrative	0.25	0.25%	0.26	0.76

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$52	$164	$285	$640
Administrative	78	243	422	942

Prospectus	34

PIMCO Low Duration Fund	Ticker Symbols: PTLDX (Inst. Class) PLDAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

35	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.51%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’95)	3.63%

	Lowest (1st Qtr. ’94)	-0.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.97%	5.83%	6.29%
Institutional Class Return After Taxes on Distributions(1)	1.82%	3.60%	3.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.93%	3.57%	3.79%
Administrative Class Return Before Taxes	2.71%	5.57%	6.03%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.18%	0.43%
Administrative	0.25	0.25%	0.18	0.68

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.18%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$44	$138	$241	$542
Administrative	69	218	379	847

Prospectus	36

PIMCO Low Duration Fund II	Ticker Symbols: PLDTX (Inst. Class) PDFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

37	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.39%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’95)	3.83%

	Lowest (1st Qtr. ’94)	-0.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.84%	5.50%	5.87%
Institutional Class Return After Taxes on Distributions(1)	0.59%	3.23%	3.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.20%	3.28%	3.48%
Administrative Class Return Before Taxes	1.59%	5.24%	5.61%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	38

PIMCO Low Duration Fund III	Ticker Symbols: PLDIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

39	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund III (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.41%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	3.94%

	Lowest (3rd Qtr. ’03)	-0.44%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	2.54%	5.75%	6.07%
Institutional Class Return After Taxes on Distributions(1)	1.35%	3.54%	3.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.67%	3.52%	3.72%
Administrative Class Return Before Taxes	2.27%	5.49%	5.81%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	5.79%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.26%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.27%	0.52%
Administrative	0.25	0.25%	0.27	0.77

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$53	$167	$291	$653
Administrative	79	246	428	954

Prospectus	40

PIMCO Moderate Duration Fund	Ticker Symbols: PMDRX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 2-5 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Fund • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

41	PIMCO Funds: Pacific Investment Management Series

PIMCO Moderate Duration Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.73%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	5.62%

	Lowest (2nd Qtr. ’99)	-0.64%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	5.44%	7.10%	7.37%
Institutional Class Return After Taxes on Distributions(1)	3.70%	4.60%	4.73%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.64%	4.51%	4.66%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	4.31%	6.65%	7.08%
Lipper Short Intermediate Investment Grade Debt Fund Average(3)	3.31%	5.68%	6.00%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70
(1) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567
Administrative	72	224	390	871

Prospectus	42

PIMCO Money Market Fund	Ticker Symbols: PMIXX (Inst. Class) PMAXX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Foreign Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

43	PIMCO Funds: Pacific Investment Management Series

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.36%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	1.72%

	Lowest (3rd Qtr. ’03)	0.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class	0.85%	3.46%	4.32%
Administrative Class	0.60%	3.20%	4.07%
Citigroup 3-Month Treasury Bill Index(1)	1.07%	3.49%	4.30%
Lipper Institutional Money Market Fund Average(2)	0.80%	3.46%	4.35%

(1)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Institutional	0.15%	None	0.20%	0.35%
Administrative	0.15	0.25%	0.20	0.60

(1)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$36	$113	$197	$443
Administrative	61	192	335	750

Prospectus	44

PIMCO Municipal Bond Fund	Ticker Symbols: PFMIX (Inst. Class) PMNAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3-10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

45	PIMCO Funds: Pacific Investment Management Series

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-1.18%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.06%

	Lowest (2nd Qtr. ’99)	-2.36%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 years	Fund Inception (12/31/97)
Institutional Class Return Before Taxes	5.35%	5.47%	5.57%
Institutional Class Return After Taxes on Distributions(1)	5.30%	5.36%	5.48%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.90%	5.28%	5.38%
Administrative Class Return Before Taxes	5.08%	5.21%	5.31%
Lehman Brothers General Municipal Bond Index(2)	5.31%	5.83%	5.94%
Lipper General Municipal Debt Fund Avg(3)	4.77%	4.51%	4.65%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.24%	0.49%
Administrative	0.25	0.25%	0.24	0.74

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.24%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$50	$157	$274	$616
Administrative	76	237	411	918

Prospectus	46

PIMCO New York Municipal Bond Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

47	PIMCO Funds: Pacific Investment Management Series

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.93%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.97%

	Lowest (4th Qtr. ’01)	-0.71%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	4.95%	7.88%
Institutional Class Return After Taxes on Distributions(1)	4.89%	7.36%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.45%	7.10%
Lehman Brothers New York Insured Municipal Bond Index(2)	5.58%	7.65%
Lipper New York Municipal Debt Fund Avg(3)	4.78%	6.19%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$151	$263	$591
Administrative	74	230	401	894

Prospectus	48

PIMCO Real Return Fund	Ticker Symbols: PRRIX (Inst. Class) PARRX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (4/28/00), performance information shown in the table for that class is based on performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

49	PIMCO Funds: Pacific Investment Management Series

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.13%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	7.71%

	Lowest (4th Qtr. ’01)	-1.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Institutional Class Return Before Taxes	8.50%	10.62%	8.98%
Institutional Class Return After Taxes on Distributions(1)	5.95%	7.74%	6.23%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.00%	7.36%	6.00%
Administrative Class Return Before Taxes	8.21%	10.32%	8.70%
Lehman Global Real: U.S TIPS Index(2)	8.40%	9.57%	7.84%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.36%	8.96%	7.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567
Administrative	72	224	390	871

Prospectus	50

PIMCO Real Return Fund II	Ticker Symbols: PIRRX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions Average Portfolio Duration See description below	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities. The Fund may not invest more than 2.5% of its total assets in the securities of a single issuer, except U.S. Government Securities.

The Fund may invest only in investment grade U.S. dollar-denominated securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest more than 1% of its total assets in the securities of a single issuer that is rated Baa by Moody’s or BBB by S&P, or if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may not enter into contracts to purchase securities on a forward basis with respect to more than 50% of its total assets.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

51	PIMCO Funds: Pacific Investment Management Series

PIMCO Real Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.97%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	3.79%

	Lowest (3rd Qtr. ’03)	0.19%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (2/28/02)
Institutional Class Return Before Taxes	8.10%	12.61%
Institutional Class Return After Taxes on Distributions(1)	6.29%	9.94%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.24%	9.13%
Lehman Global Real: U.S TIPS Index(2)	8.40%	12.29%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.36%	11.47%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567
Administrative	72	224	390	871

Prospectus	52

PIMCO Short Duration Municipal Income Fund	Ticker Symbols: PSDIX (Inst. Class) PSDMX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital.	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0-3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (10/22/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

53	PIMCO Funds: Pacific Investment Management Series

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’00)	2.01%

	Lowest (4th Qtr. ’02)	0.38%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	2.54%	4.01%
Institutional Class Return After Taxes on Distributions(1)	2.52%	3.97%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.42%	3.90%
Administrative Class Return Before Taxes	2.28%	3.75%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.71%	4.06%
Lipper Short Municipal Debt Fund Average(3)	2.06%	3.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Classes	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.20%	None	0.19%	0.39%
Administrative	0.20	0.25%	0.19	0.64

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.19%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Classes	Year 1	Year 3	Year 5	Year 10
Institutional	$40	$125	$219	$493
Administrative	65	205	357	798

Prospectus	54

PIMCO Short-Term Fund	Ticker Symbols: PTSHX (Inst. Class) PSFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

55	PIMCO Funds: Pacific Investment Management Series

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.68%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.60%

	Lowest (1st Qtr. ’94)	0.19%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.60%	4.71%	5.48%
Institutional Class Return After Taxes on Distributions(1)	1.87%	2.90%	3.32%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.69%	2.88%	3.31%
Administrative Class Return Before Taxes	2.34%	4.45%	5.22%
Citigroup 3-Month Treasury Bill Index(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligation Fund Average(3)	1.49%	4.18%	4.78%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567
Administrative	72	224	390	871

Prospectus	56

PIMCO StocksPLUS Fund	Ticker Symbols: PSTKX (Inst. Class) PPLAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

57	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/04 - 6/30/04	2.81%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (4th Qtr. ’98)	21.45%

Lowest (3rd Qtr. ’02)	-16.70%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	29.63%	0.27%	11.89%
Institutional Class Return After Taxes on Distributions(1)	27.62%	-2.04%	7.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.22%	-0.95%	7.77%
Administrative Class Return Before Taxes	29.08%	-0.13%	11.50%
S&P 500 Index(2)	28.68%	-0.57%	11.07%
Lipper Large-Cap Core Fund Average(3)	25.57%	-1.66%	8.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.40%	None	0.25%	0.65%
Administrative	0.40	0.25%	0.25	0.90
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$66	$208	$362	$ 810
Administrative	92	287	498	1,108

Prospectus	58

PIMCO Total Return Mortgage Fund	Ticker Symbols: PTRIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (12/13/01), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

59	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.78%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	4.66%

	Lowest (2nd Qtr. ’99)	-0.13%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.20%	7.60%	7.83%
Institutional Class Return After Taxes on Distributions(1)	2.84%	5.00%	5.19%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.71%	4.86%	5.04%
Administrative Class Return Before Taxes	3.95%	7.33%	7.57%
Lehman Brothers Mortgage Index(2)	3.07%	6.55%	6.73%
Lipper U.S. Mortgage Fund Average(3)	2.50%	5.69%	5.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.30%	0.55%
Administrative	0.25	0.25%	0.30	0.80

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$56	$176	$307	$689
Administrative	82	255	444	990

Prospectus	60

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Variable Dividend Risk

Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

61	PIMCO Funds: Pacific Investment Management Series

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Prospectus	62

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

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California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

Money Market Fund	0.15%
Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short-Term and Total Return Mortgage Funds	0.25%
Convertible and StocksPLUS Funds	0.40%
Diversified Income and Emerging Markets Bond Funds	0.45%
European Convertible Fund	0.50%

The Floating Income Fund and the Foreign Bond Fund (Unhedged) were not operational during the fiscal year ended March 31, 2004. The investment advisory fees for the Floating Income Fund and the Foreign Bond Fund (Unhedged) are at annual rates of 0.30% and 0.25%, respectively, based upon the average daily net assets of the Funds.

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Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

Low Duration Fund	0.18%
Short Duration Municipal Income Fund	0.19%
Moderate Duration, Money Market, Real Return, Real Return II and Short-Term Funds	0.20%
California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds	0.22%
Municipal Bond Fund	0.24%
Convertible, European Convertible, Foreign Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration II, Low Duration III, StocksPLUS and Total Return Mortgage Funds	0.25%
Diversified Income, Global Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.30%
Emerging Markets Bond Fund	0.40%

The Floating Income Fund and the Foreign Bond Fund (Unhedged) were not operational during the fiscal year ended March 31, 2004. The administrative fee for each of the Floating Income Fund and the Foreign Bond Fund (Unhedged) is at an annual rate of 0.25% based upon the average daily net assets of the Fund.

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Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

Convertible	Mark T. Hudoff	8/03	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Diversified Income Emerging Markets Bond Floating Income	Mohamed A. El-Erian	7/03* 8/99 7/04*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank, where he was head of emerging markets research.

European Convertible	Yuri P. Garbuzov	5/02	Senior Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Foreign Bond (Unhedged) Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	04/04* 11/00 11/00 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of mortgage-backed security pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO's investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Low Duration Low Duration II Low Duration III Moderate Duration StocksPLUS	William H. Gross	5/87* 10/91* 12/96* 1/98 1/98	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team which manages the Moderate Duration and StocksPLUS Funds.

Money Market Short-Term	Paul A. McCulley	11/99 8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

Real Return Real Return II	John B. Brynjolfsson	1/97* 2/02*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

*    Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the

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PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD, and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

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Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of the fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within a certain number of days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares of the Funds offered in this prospectus. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in

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Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement

69	PIMCO Funds: Pacific Investment Management Series

plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•    Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.  Name;

2.  Date of birth (for individuals);

3.  Residential or business street address; and

4.  Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

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•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•   Abusive Trading Practices.  The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for

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presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

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Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Bond, Short-Term and Total Return Mortgage Funds	7 days

California Intermediate Municipal Bond, California Municipal Bond, Convertible, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond and StocksPLUS Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

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The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or have not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees,

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with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
Convertible, European Convertible and StocksPLUS Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

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A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Funds whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   A Note on the Real Return and Real Return II Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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•   A Note on the Municipal Funds.  Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

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PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the California Intermediate Municipal Bond, California Municipal Bond, Convertible, European Convertible, Money Market, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to

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maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Diversified Income, Convertible and Emerging Markets Bond Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal

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amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting

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standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest up to 10% of its total assets (5% in the case of the Low Duration, Low Duration III and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies. The Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in such securities.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and

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regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

83	PIMCO Funds: Pacific Investment Management Series

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles

85	PIMCO Funds: Pacific Investment Management Series

or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund, Foreign Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

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Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

87	PIMCO Variable Insurance Trust

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Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
Institutional Class
03/31/2004	$10.22	$0.42	$0.00	$0.42	$(0.42)	$0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)
03/31/2001	10.05	0.48	0.56	1.04	(0.46)	(0.03)
08/31/1999 – 03/31/2000	10.00	0.25	0.06	0.31	(0.24)	(0.02)
Administrative Class
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)
03/31/2001	10.05	0.45	0.57	1.02	(0.44)	(0.03)
09/07/1999 – 03/31/2000	10.02	0.22	0.05	0.27	(0.22)	(0.02)
California Municipal Bond Fund
Institutional Class
03/31/2004	$10.36	$0.41	$0.11	$0.52	$(0.42)	$(0.04)
03/31/2003	10.02	0.46	0.35	0.81	(0.46)	(0.01)
03/31/2002	10.35	0.39	0.05	0.44	(0.38)	(0.39)
05/16/2000 – 03/31/2001	10.00	0.43	0.78	1.21	(0.43)	(0.43)
Administrative Class
03/31/2004	10.36	0.39	0.10	0.49	(0.39)	(0.04)
08/19/2002 – 03/31/2003	10.32	0.24	0.07	0.31	(0.26)	(0.01)
Convertible Fund
Institutional Class
03/31/2004	$9.40	$0.22	$2.98	$3.20	$(0.56)	$0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)	0.00
03/31/2001	15.77	0.01	(3.50)	(3.49)	(0.25)	(0.70)
03/31/2000	10.00	0.07	5.97	6.04	(0.18)	(0.09)
Administrative Class
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00
08/01/2000 – 03/31/2001	14.49	(0.03)	(2.19)	(2.22)	(0.21)	(0.70)
Diversified Income Fund
Institutional Class
07/31/2003 – 03/31/2004	$10.00	$0.33	$0.86	$1.19	$(0.34)	$(0.01)
Emerging Markets Bond Fund
Institutional Class
03/31/2004	$10.05	$0.53	$1.77	$2.30	$(0.54)	$(1.08)
03/31/2003	9.60	0.69	0.71	1.40	(0.70)	(0.25)
03/31/2002	8.40	0.76	1.72	2.48	(0.78)	(0.50)
03/31/2001	8.61	0.82	0.20	1.02	(0.83)	(0.40)
03/31/2000	7.51	0.86	1.11	1.97	(0.87)	0.00
Administrative Class
03/31/2004	10.05	0.55	1.72	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.66	0.71	1.37	(0.67)	(0.25)
03/31/2002	8.40	0.75	1.71	2.46	(0.76)	(0.50)
03/31/2001	8.61	0.80	0.20	1.00	(0.81)	(0.40)
03/31/2000	7.51	0.83	1.12	1.95	(0.85)	0.00
European Convertible Fund
Institutional Class
03/31/2004	$10.24	$0.14	$2.49	$2.63	$(0.31)	$(0.06)
03/31/2003	9.51	0.10	0.84	0.94	(0.21)	0.00
03/31/2002	9.97	0.17	(0.05)	0.12	(0.23)	(0.35)
11/30/2000 – 03/31/2001	10.00	0.04	(0.03)	0.01	(0.04)	0.00

89	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.42)	$10.22	4.17%	$73,136	0.47%		4.11%		137%
0.00	(0.50)	10.22	5.55	89,240	0.47	(b)	4.33		101
0.00	(0.87)	10.16	4.15	83,656	0.50	(c)	4.68		94
0.00	(0.49)	10.60	10.60	87,531	0.50		4.62		257
0.00	(0.26)	10.05	3.16	8,415	0.49	+ (d)	4.22	+	357

0.00	(0.39)	10.22	3.91	2,117	0.72		3.88		137
0.00	(0.47)	10.22	5.27	3,578	0.72		3.95		101
0.00	(0.84)	10.16	3.90	1,612	0.75	(e)	4.51		94
0.00	(0.47)	10.60	10.36	1,717	0.74		4.28		257
0.00	(0.24)	10.05	2.73	10	0.75	+ (f)	3.95	+	357

$0.00	$(0.46)	$10.42	5.08%	$10,800	0.47%		4.01%		157%
0.00	(0.47)	10.36	8.15	9,290	0.49	(b)	4.44		221
0.00	(0.77)	10.02	4.20	9,670	0.49		3.78		164
0.00	(0.86)	10.35	12.49	11,941	0.49	+	4.76	+	338

0.00	(0.43)	10.42	4.84	11	0.72		3.79		157
0.00	(0.27)	10.36	2.98	10	0.72	+	3.68	+	221

$0.00	$(0.56)	$12.04	34.46%	$13,666	0.66	% (g)	2.00%		365%
0.00	(0.36)	9.40	(6.34)	11,469	0.67	(g)	2.92		187
0.00	(0.65)	10.42	(2.26)	14,794	0.73	(g)	1.76		307
0.00	(0.95)	11.33	(23.00)	65,980	0.67	(g)	0.08		225
0.00	(0.27)	15.77	60.66	168,224	0.65	(h)	0.50		247

0.00	(0.55)	12.24	34.10	944	0.91	(i)	(0.16)		365
0.00	(0.33)	9.56	(7.00)	8	0.92	(i)	2.71		187
0.00	(0.44)	10.64	(2.42)	8	1.01	(i)	1.27		307
0.00	(0.91)	11.36	(16.25)	322	0.90	+	(0.32	)+	225

$0.00	$(0.35)	$10.84	12.02%	$676,454	0.75	%+(j)	4.70	%+	33%

$0.00	$(1.62)	$10.73	23.86%	$779,572	0.85%		4.91%		461%
0.00	(0.95)	10.05	16.11	445,720	0.87	(k)	7.50		388
0.00	(1.28)	9.60	31.46	177,399	0.92	(k)	8.35		620
0.00	(1.23)	8.40	12.94	46,239	0.93	(k)	9.73		902
0.00	(0.87)	8.61	27.90	12,614	0.89	(k)	10.69		328

0.00	(1.59)	10.73	23.55	10,108	1.10		5.04		461
0.00	(0.92)	10.05	15.85	31,735	1.12	(l)	7.11		388
0.00	(1.26)	9.60	31.11	11,685	1.19	(l)	8.36		620
0.00	(1.21)	8.40	12.65	7,793	1.17	(l)	9.46		902
0.00	(0.85)	8.61	27.60	13,490	1.14	(l)	10.30		328

$0.00	$(0.37)	$12.50	25.85%	$106,198	0.75%		1.12%		55%
0.00	(0.21)	10.24	9.98	4,383	0.75		1.01		137
0.00	(0.58)	9.51	1.28	5,057	0.80	(m)	1.76		222
0.00	(0.04)	9.97	0.10	4,997	0.75	+ (n)	1.27	+	175

Prospectus	90

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2004	$10.70	$0.31	$0.05	$0.36	$(0.33)	$(0.21)
03/31/2003	10.39	0.40	0.57	0.97	(0.27)	(0.25)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)
03/31/2001	10.03	0.58	0.51	1.09	(0.59)	(0.21)
03/31/2000	10.63	0.64	(0.45)	0.19	(0.64)	(0.15)
Administrative Class
03/31/2004	10.70	0.29	0.04	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.37	0.59	0.96	(0.27)	(0.25)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)
03/31/2001	10.03	0.55	0.51	1.06	(0.56)	(0.21)
03/31/2000	10.63	0.61	(0.45)	0.16	(0.61)	(0.15)
Global Bond Fund (Unhedged)
Institutional Class
03/31/2004	$10.11	$0.27	$1.18	$1.45	$(0.29)	$(0.79)
03/31/2003	8.33	0.41	1.79	2.20	(0.42)	0.00
03/31/2002	8.45	0.42	(0.12)	0.30	(0.41)	0.00
03/31/2001	9.01	0.48	(0.56)	(0.08)	(0.06)	0.00
03/31/2000	9.76	0.57	(0.75)	(0.18)	(0.52)	0.00
Administrative Class
03/31/2004	10.11	0.25	1.17	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.38	1.80	2.18	(0.40)	0.00
03/31/2002	8.45	0.39	(0.11)	0.28	(0.39)	0.00
03/31/2001	9.01	0.46	(0.56)	(0.10)	(0.06)	0.00
03/31/2000	9.76	0.55	(0.75)	(0.20)	(0.50)	0.00
Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2004	$10.10	$0.28	$0.11	$0.39	$(0.29)	$(0.17)
03/31/2003	9.42	0.40	0.68	1.08	(0.40)	0.00
03/31/2002	9.61	0.43	0.12	0.55	(0.43)	(0.31)
03/31/2001	9.41	0.55	0.51	1.06	(0.56)	(0.30)
03/31/2000	9.89	0.56	(0.46)	0.10	(0.56)	(0.02)
Administrative Class
09/30/2003 – 03/31/2004	10.00	0.12	0.21	0.33	(0.13)	(0.17)
GNMA Fund
Institutional Class
03/31/2004	$11.05	$0.14	$0.32	$0.46	$(0.30)	$(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)
03/31/2001	9.89	0.63	0.60	1.23	(0.63)	(0.05)
03/31/2000	10.01	0.62	(0.12)	0.50	(0.62)	0.00
High Yield Fund
Institutional Class
03/31/2004	$8.90	$0.69	$0.79	$1.48	$(0.69)	$0.00
03/31/2003	9.19	0.74	(0.29)	0.45	(0.74)	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00
03/31/2001	10.22	0.90	(0.33)	0.57	(0.91)	0.00
03/31/2000	11.23	0.94	(1.01)	(0.07)	(0.94)	0.00
Administrative Class
03/31/2004	8.90	0.67	0.79	1.46	(0.67)	0.00
03/31/2003	9.19	0.72	(0.29)	0.43	(0.72)	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00
03/31/2001	10.22	0.88	(0.33)	0.55	(0.89)	0.00
03/31/2000	11.23	0.91	(1.01)	(0.10)	(0.91)	0.00
Investment Grade Corporate Bond Fund
Institutional Class
03/31/2004	$10.49	$0.49	$0.61	$1.10	$(0.49)	$(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
03/31/2002	10.68	0.74	(0.09)	0.65	(0.74)	(0.49)
04/28/2000 – 03/31/2001	10.00	0.72	0.72	1.44	(0.72)	(0.04)
Administrative Class
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 – 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

91	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.54)	$10.52	3.46%	$949,420	0.51	%(o)	2.97%	711%
(0.14)	(0.66)	10.70	9.58	800,237	0.50		3.77	589
0.00	(0.50)	10.39	5.68	511,247	0.51	(o)	4.61	434
0.00	(0.80)	10.32	11.34	482,480	0.54	(o)	5.78	417
0.00	(0.79)	10.03	1.96	421,831	0.69	(o)	6.20	330

0.00	(0.51)	10.52	3.21	44,548	0.76	(m)	2.71	711
(0.13)	(0.65)	10.70	9.49	31,805	0.75		3.53	589
0.00	(0.47)	10.39	5.42	21,565	0.76	(m)	4.32	434
0.00	(0.77)	10.32	11.06	17,056	0.78	(m)	5.36	417
0.00	(0.76)	10.03	1.70	4,824	0.97	(m)	6.01	330

$0.00	$(1.08)	$10.48	14.84%	$874,145	0.56	%(p)	2.60%	649%
0.00	(0.42)	10.11	26.89	497,829	0.56	(p)	4.38	483
(0.01)	(0.42)	8.33	3.52	300,625	0.56	(p)	4.87	355
(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(p)	5.58	416
(0.05)	(0.57)	9.01	(1.81)	271,538	0.71	(p)	6.12	301

0.00	(1.05)	10.48	14.57	41,821	0.81	(q)	2.38	649
0.00	(0.40)	10.11	26.59	37.875	0.81	(q)	4.01	483
(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.58	355
(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(q)	5.33	416
(0.05)	(0.55)	9.01	(2.05)	2,238	0.92	(q)	5.91	301

$0.00	$(0.46)	$10.03	3.98%	$115,430	0.56	%(p)	2.74%	577%
0.00	(0.40)	10.10	11.70	114,956	0.57	(p)	4.05	413
0.00	(0.74)	9.42	5.84	66,036	0.56	(p)	4.49	373
0.00	(0.86)	9.61	11.87	62,895	0.58	(p)	5.86	422
0.00	(0.58)	9.41	1.11	84,926	0.61	(p)	5.92	290

0.00	(0.30)	10.03	2.41	10	0.81	+ (q)	2.51 +	577

$0.00	$(0.42)	$11.09	4.17%	$206,674	0.52	%(o)	1.23%	1,409%
0.00	(0.53)	11.05	8.68	94,432	0.50		2.18	763
0.00	(0.62)	10.67	8.36	35,144	0.54	(o)	3.61	1,292
0.00	(0.68)	10.44	12.96	9,963	0.50		6.29	808
0.00	(0.62)	9.89	5.16	4,308	1.60	(r)	6.23	952

$0.00	$(0.69)	$9.69	17.09%	$3,084,338	0.50%		7.28%	105%
0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.60	129
0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.29	96
0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.91	53
0.00	(0.94)	10.22	(0.74)	1,960,171	0.50		8.64	39

0.00	(0.67)	9.69	16.80	668,731	0.75		7.01	105
0.00	(0.72)	8.90	5.33	439,519	0.75		8.35	129
0.00	(0.77)	9.19	0.83	640,550	0.75		8.05	96
0.00	(0.89)	9.88	5.59	462,899	0.75		8.79	53
0.00	(0.91)	10.22	(0.99)	354,296	0.75		8.40	39

$0.00	$(0.73)	$10.86	10.86%	$30,268	0.51	%(o)	4.55%	141%
0.00	(0.95)	10.49	13.87	23,079	0.51	(o)	3.94	681
0.00	(1.23)	10.10	6.34	6,092	0.50		7.01	512
0.00	(0.76)	10.68	15.00	5,751	0.50	+	7.54 +	253

0.00	(0.70)	10.86	10.58	807	0.75		4.02	141
0.00	(0.65)	10.49	8.09	11	0.76	+ (m)	5.62 +	681

Prospectus	92

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Long-Term U.S. Government Fund
Institutional Class
03/31/2004	$11.12	$0.40	$0.46	$0.86	$(0.41)	$(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)
03/31/2001	9.79	0.62	0.85	1.47	(0.61)	0.00
03/31/2000	10.30	0.61	(0.50)	0.11	(0.62)	0.00
Administrative Class
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)
03/31/2001	9.79	0.40	1.05	1.45	(0.59)	0.00
03/31/2000	10.30	0.57	(0.49)	0.08	(0.59)	0.00
Low Duration Fund
Institutional Class
03/31/2004	$10.33	$0.21	$0.07	$0.28	$(0.25)	$(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)
03/31/2001	9.81	0.68	0.21	0.89	(0.67)	0.00
03/31/2000	10.10	0.64	(0.29)	0.35	(0.64)	0.00
Administrative Class
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)
03/31/2001	9.81	0.62	0.25	0.87	(0.65)	0.00
03/31/2000	10.10	0.61	(0.29)	0.32	(0.61)	0.00
Low Duration Fund II
Institutional Class
03/31/2004	$10.02	$0.20	$(0.03)	$0.17	$(0.25)	$(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)
03/31/2001	9.69	0.62	0.29	0.91	(0.62)	0.00
03/31/2000	9.95	0.58	(0.27)	0.31	(0.57)	0.00
Administrative Class
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)
03/31/2001	9.69	0.59	0.30	0.89	(0.60)	0.00
03/31/2000	9.95	0.52	(0.23)	0.29	(0.55)	0.00
Low Duration Fund III
Institutional Class
03/31/2004	$10.24	$0.19	$0.01	$0.20	$(0.23)	$(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)
03/31/2001	9.66	0.64	0.21	0.85	(0.64)	0.00
03/31/2000	9.98	0.61	(0.32)	0.29	(0.61)	0.00
Administrative Class
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)
03/31/2001	9.66	0.63	0.20	0.83	(0.62)	0.00
03/31/2000	9.98	0.57	(0.31)	0.26	(0.58)	0.00
Moderate Duration Fund
Institutional Class
03/31/2004	$10.46	$0.26	$0.32	$0.58	$(0.31)	$(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)
03/31/2001	9.52	0.64	0.47	1.11	(0.63)	0.00
03/31/2000	9.94	0.60	(0.42)	0.18	(0.60)	0.00

93	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.63)	$11.35	8.12%	$296,982	0.51	%(o)	3.61%	588%
0.00	(0.95)	11.12	21.74	380,638	0.50		4.33	427
0.00	(0.97)	9.96	2.51	65,291	0.52	(o)	6.36	682
0.00	(0.61)	10.65	15.52	234,088	0.56	(o)	6.13	1,046
0.00	(0.62)	9.79	1.26	217,410	0.57	(o)	6.29	320

0.00	(0.61)	11.35	7.85	154,879	0.76	(m)	3.36	588
0.00	(0.92)	11.12	21.44	170,280	0.75		3.96	427
0.00	(0.94)	9.96	2.25	246,304	0.77	(m)	6.02	682
0.00	(0.59)	10.65	15.24	77,435	0.80	(m)	3.91	1,046
0.00	(0.59)	9.79	1.01	39,808	0.82	(m)	5.82	320

$0.00	$(0.30)	$10.31	2.74%	$9,779,729	0.43%		2.01%	247%
0.00	(0.53)	10.33	8.07	7,371,811	0.43		3.43	218
0.00	(0.55)	10.06	5.91	4,230,041	0.43		5.30	569
0.00	(0.67)	10.03	9.44	3,950,592	0.49	(t)	6.86	348
0.00	(0.64)	9.81	3.56	3,440,455	0.51	(t)	6.40	82

0.00	(0.28)	10.31	2.49	465,152	0.68		1.76	247
0.00	(0.50)	10.33	7.81	396,817	0.68		3.20	218
0.00	(0.52)	10.06	5.65	261,061	0.68		4.93	569
0.00	(0.65)	10.03	9.17	151,774	0.74	(u)	6.31	348
0.00	(0.61)	9.81	3.30	118,874	0.75	(u)	6.13	82

$0.00	$(0.30)	$9.89	1.80%	$701,628	0.50%		2.06%	234%
0.00	(0.48)	10.02	7.53	476,083	0.50		3.34	293
0.00	(0.78)	9.77	5.75	360,070	0.50		5.22	582
0.00	(0.62)	9.98	9.74	636,542	0.50		6.37	382
0.00	(0.57)	9.69	3.28	467,997	0.57	(o)	5.88	117

0.00	(0.28)	9.89	1.56	1,313	0.75		2.00	234
0.00	(0.45)	10.02	7.26	1,536	0.75		3.09	293
0.00	(0.75)	9.77	5.48	626	0.75		4.19	582
0.00	(0.60)	9.98	9.50	82	0.75		6.06	382
0.00	(0.55)	9.69	3.01	71	1.17	(m)	5.30	117

$0.00	$(0.29)	$10.15	2.02%	$87,641	0.52	%(o)	1.86%	216%
0.00	(0.61)	10.24	8.83	65,441	0.50		3.87	230
0.00	(0.49)	9.99	6.33	57,195	0.51	(o)	4.54	598
0.00	(0.64)	9.87	9.06	42,924	0.50		6.53	419
0.00	(0.61)	9.66	2.98	32,349	0.55	(o)	6.20	87

0.00	(0.26)	10.15	1.75	14	0.77	(m)	1.71	216
0.00	(0.59)	10.24	8.57	17	0.75		3.68	230
0.00	(0.47)	9.99	6.06	16	0.76	(m)	4.33	598
0.00	(0.62)	9.87	8.82	11	0.75		6.49	419
0.00	(0.58)	9.66	2.71	10	0.82	(m)	5.79	87

$0.00	$(0.48)	$10.56	5.74%	$1,583,593	0.45%		2.48%	183%
0.00	(0.72)	10.46	11.75	1,085,141	0.45		4.15	458
0.00	(0.66)	10.03	7.09	767,037	0.45		4.57	490
0.00	(0.63)	10.00	12.09	576,911	0.45		6.54	377
0.00	(0.60)	9.52	1.86	387,126	0.47	(v)	6.16	129

Prospectus	94

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market Fund
Institutional Class
03/31/2004	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00
Administrative Class
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00
Municipal Bond Fund
Institutional Class
03/31/2004	$10.18	$0.42	$0.14	$0.56	$(0.42)	$0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)
03/31/2001	9.47	0.48	0.54	1.02	(0.47)	0.00
03/31/2000	10.12	0.46	(0.65)	(0.19)	(0.46)	0.00
Administrative Class
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)
03/31/2001	9.47	0.45	0.55	1.00	(0.45)	0.00
03/31/2000	10.12	0.44	(0.65)	(0.21)	(0.44)	0.00
New York Municipal Bond Fund
Institutional Class
03/31/2004	$10.68	$0.37	$0.21	$0.58	$(0.37)	$(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)
03/31/2001	9.94	0.45	0.79	1.24	(0.45)	(0.09)
08/31/1999 – 03/31/2000	10.00	0.23	(0.04)	0.19	(0.23)	(0.02)
Real Return Fund
Institutional Class
03/31/2004	$11.42	$0.37	$0.91	$1.28	$(0.40)	$(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)
03/31/2001	9.92	0.76	0.60	1.36	(0.80)	(0.08)
03/31/2000	9.83	0.68	0.11	0.79	(0.68)	(0.02)
Administrative Class
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)
04/28/2000 – 03/31/2001	9.95	0.62	0.58	1.20	(0.67)	(0.08)
Real Return Fund II
Institutional Class
03/31/2004	$10.91	$0.30	$0.86	$1.16	$(0.34)	$(0.18)
03/31/2003	9.93	0.48	1.27	1.75	(0.49)	(0.28)
02/28/2002 – 03/31/2002	10.00	0.05	(0.07)	(0.02)	(0.05)	0.00
Short Duration Municipal Income Fund
Institutional Class
03/31/2004	$10.16	$0.22	$0.01	$0.23	$(0.22)	$0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)
03/31/2001	9.99	0.45	0.16	0.61	(0.44)	0.00
08/31/1999 – 03/31/2000	10.00	0.23	(0.01)	0.22	(0.23)	0.00
Administrative Class
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 – 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00
Short-Term Fund
Institutional Class
03/31/2004	$10.04	$0.15	$0.06	$0.21	$(0.17)	$(0.01)
03/31/2003	10.00	0.28	0.07	0.35	(0.29)	(0.02)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)
03/31/2001	9.95	0.64	0.10	0.74	(0.64)	(0.02)
03/31/2000	10.03	0.59	(0.08)	0.51	(0.59)	0.00
Administrative Class
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.25	0.08	0.33	(0.27)	(0.02)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.60	0.12	0.72	(0.62)	(0.02)
03/31/2000	10.03	0.57	(0.09)	0.48	(0.56)	0.00

95	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.01)	$1.00	0.78%	$162,169	0.35%		0.76%	N/A
0.00	(0.01)	1.00	1.34	133,701	0.35		1.28	N/A
0.00	(0.03)	1.00	2.91	104,369	0.35		2.87	N/A
0.00	(0.06)	1.00	6.20	135,990	0.35		6.02	N/A
0.00	(0.05)	1.00	5.21	305,016	0.35		5.04	N/A

0.00	(0.01)	1.00	0.53	7,035	0.60		0.53	N/A
0.00	(0.01)	1.00	1.08	17,522	0.60		1.14	N/A
0.00	(0.03)	1.00	2.65	13,360	0.60		2.33	N/A
0.00	(0.06)	1.00	5.94	7,165	0.60		5.75	N/A
0.00	(0.05)	1.00	4.96	9,791	0.60		4.79	N/A

$0.00	$(0.42)	$10.32	5.57%	$126,522	0.49%		4.06%	115%
0.00	(0.49)	10.18	6.48	100,773	0.49		4.47	108
0.00	(0.61)	10.03	6.32	51,622	0.50		4.95	231
0.00	(0.47)	10.02	11.13	23,478	0.50		4.89	306
0.00	(0.46)	9.47	(1.81)	5,684	0.50		4.80	145

0.00	(0.39)	10.32	5.31	24,245	0.74		3.81	115
0.00	(0.47)	10.18	6.22	69,661	0.74		4.22	108
0.00	(0.59)	10.03	6.07	41,816	0.74		4.41	231
0.00	(0.45)	10.02	10.86	4,811	0.75	(e)	4.66	306
0.00	(0.44)	9.47	(2.07)	3,141	0.75	(e)	4.58	145

$0.00	$(0.39)	$10.87	5.49%	$2,068	0.47%		3.40%	147%
0.00	(0.56)	10.68	8.79	3,108	0.48	(b)	4.10	227
0.00	(0.95)	10.35	6.46	2,882	0.49		4.57	204
0.00	(0.54)	10.64	12.77	3,753	0.50	(c)	4.41	973
0.00	(0.25)	9.94	1.93	3,058	0.49	+ (w)	4.00 +	270

$0.00	$(0.91)	$11.79	11.74%	$3,416,647	0.45%		3.25%	308%
0.00	(0.68)	11.42	17.99	2,046,640	0.47	(v)	4.61	191
0.00	(0.59)	10.29	4.68	1,250,056	0.47	(x)	4.08	237
0.00	(0.88)	10.40	14.44	557,849	0.54	(o)	7.57	202
0.00	(0.70)	9.92	8.37	207,826	0.53	(o)	6.91	253

0.00	(0.88)	11.79	11.47	870,562	0.70		2.73	308
0.00	(0.65)	11.42	17.67	319,993	0.72	(y)	4.49	191
0.00	(0.56)	10.29	4.39	298,192	0.71	(x)	3.07	237
0.00	(0.75)	10.40	12.70	51,359	0.80	+ (m)	6.61 +	202

$0.00	$(0.52)	$11.55	10.94%	$62,946	0.45%		2.74%	167%
0.00	(0.77)	10.91	18.14	19,410	0.46	(v)	4.50	170
0.00	(0.05)	9.93	(0.22)	15,969	0.45	+	5.48 +	0

$0.00	$(0.22)	$10.17	2.25%	$110,601	0.39%		2.13%	226%
0.00	(0.26)	10.16	2.52	75,543	0.39		2.64	152
0.00	(0.42)	10.17	4.30	30,906	0.39		3.75	107
0.00	(0.44)	10.16	6.22	13,645	0.40	(z)	4.48	208
0.00	(0.23)	9.99	2.19	10,725	0.39	+ (aa)	3.92 +	171

0.00	(0.19)	10.17	1.98	2.49	0.64		1.80	226
0.00	(0.11)	10.16	1.48	715	0.64	+	2.42 +	152

$0.00	$(0.18)	$10.07	2.10%	$2,460,266	0.45%		1.49%	268%
0.00	(0.31)	10.04	3.60	1,720,546	0.45		2.76	77
0.00	(0.44)	10.00	4.11	1,053,121	0.57	(v)	3.88	131
0.00	(0.66)	10.03	7.65	524,693	1.01	(v)	6.42	121
0.00	(0.59)	9.95	5.19	589,203	0.64	(v)	5.88	38

0.00	(0.16)	10.07	1.84	333,485	0.70		1.24	268
0.00	(0.29)	10.04	3.34	258,495	0.70		2.53	77
0.00	(0.41)	10.00	3.85	290,124	0.74	(y)	2.88	131
0.00	(0.64)	10.03	7.40	4,610	1.25	(y)	6.01	121
0.00	(0.56)	9.95	4.91	15,137	0.89	(y)	5.67	38

Prospectus	96

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
StocksPLUS Fund
Institutional Class
03/31/2004	$7.72	$1.41	$1.27	$2.68	$(0.73)	$0.00
03/31/2003	10.11	(0.77)	(1.49)	(2.26)	(0.13)	0.00
03/31/2002	10.20	0.37	(0.21)	0.16	(0.25)	0.00
03/31/2001	14.15	0.06	(2.84)	(2.78)	(0.26)	(0.91)
03/31/2000	14.32	1.08	1.33	2.41	(1.10)	(1.48)
Administrative Class
03/31/2004	7.57	1.17	1.43	2.60	(0.71)	0.00
03/31/2003	9.94	(0.75)	(1.50)	(2.25)	(0.12)	0.00
03/31/2002	10.08	0.30	(0.20)	0.10	(0.24)	0.00
03/31/2001	14.03	(0.07)	(2.72)	(2.79)	(0.25)	(0.91)
03/31/2000	14.25	1.10	1.23	2.33	(1.07)	(1.48)
Total Return Mortgage Fund
Institutional Class
03/31/2004	$10.75	$0.20	$0.31	$0.51	$(0.31)	$(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)
03/31/2001	9.97	0.63	0.63	1.26	(0.63)	(0.18)
03/31/2000	10.19	0.59	(0.21)	0.38	(0.59)	(0.01)
Administrative Class
03/31/2004	10.75	0.18	0.31	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)
12/13/2001 – 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00

+	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.01%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.69%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(l)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(m)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.
(o)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(p)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(q)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(r)	Ratio of expenses to average net assets excluding interest expense is 0.51%.
(s)	Ratio of expenses to average net assets excluding interest expense is 0.76%.
(t)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(u)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(v)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(w)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(x)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(y)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(z)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(aa)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.62%.

97	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.73)	$9.67	35.04%	$737,385	0.65%		15.07%	287%
0.00	(0.13)	7.72	(22.42)	329,912	0.65		(9.28)	282
0.00	(0.25)	10.11	1.53	410,288	0.66	(g)	3.65	455
0.00	(1.17)	10.20	(20.93)	420,050	0.65		0.48	270
0.00	(2.58)	14.15	17.82	620,144	0.65		7.42	92

0.00	(0.71)	9.46	34.68	488,076	0.90		12.76	287
0.00	(0.12)	7.57	(22.66)	124,597	0.90		(9.28)	282
0.00	(0.24)	9.94	0.92	80,683	0.90		2.98	455
0.00	(1.16)	10.08	(21.21)	35,474	0.90		(0.55)	270
0.00	(2.55)	14.03	17.31	28,403	0.90		7.61	92

$0.00	$(0.43)	$10.83	4.89%	$59,811	0.55	%(o)	1.89%	993%
0.00	(0.57)	10.75	9.48	69,700	0.50		2.46	844
0.00	(0.87)	10.35	7.86	20,635	0.50		4.44	1,193
0.00	(0.81)	10.42	13.14	20,314	0.50		6.22	848
0.00	(0.60)	9.97	3.91	3,971	0.50		5.94	1,476

0.00	(0.41)	10.83	4.63	14,996	0.80	(m)	1.70	993
0.00	(0.54)	10.75	9.22	14,920	0.75		2.22	844
0.00	(0.10)	10.35	1.38	8,479	0.75	+	3.24 +	1,193

Prospectus	98

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds: Pacific Investment Management Series

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds: Pacific Investment Management Series

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds: Pacific Investment Management Series

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and invest-ment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

15-25440-02

PIMCO Funds Prospectus Strategic Markets Funds Pacific Investment Management Series July 30, 2004 Share Classes ● Ins Institutional ● Adm Administrative

REAL RETURN STRATEGY FUNDS
CommodityRealReturn Strategy Fund Real Return Asset Fund RealEstateRealReturn Strategy Fund
DOMESTIC EQUITY-RELATED FUNDS
StocksPLUS Municipal-Backed Fund StocksPLUS Total Return Fund StocksPLUS TR Short Strategy Fund
INTERNATIONAL EQUITY-RELATED FUNDS
European StocksPLUS TR Strategy Fund Far East (ex-Japan) StocksPLUS TR Strategy Fund International StocksPLUS TR Strategy Fund Japanese StocksPLUS TR Strategy Fund
STRATEGIC ASSET ALLOCATION FUNDS
All Asset Fund All Asset All Authority Fund

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment

Management Series

July 30, 2004

Share Classes

Institutional

and

Administrative

This prospectus describes 12 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds: Pacific Investment Management Series

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Strategic Asset Allocation Funds	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	All Asset All Authority	Other PIMCO Funds except the All Asset Fund	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
Real Return Strategy Funds	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Domestic Equity-Related Funds	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
International Equity-Related Funds	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

3	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset and All Asset All Authority Funds

The All Asset and All Asset All Authority Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The All Asset All Authority Fund may invest in any Funds of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset and All Asset All Authority Funds invest are called Underlying Funds in this prospectus.

Prospectus	4

PIMCO All Asset Fund	Ticker Symbols: PAAIX (Inst. Class) PAALX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

5	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (12/31/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Fees and Expenses of the Fund

Prospectus	6

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.04%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	6.21%

	Lowest (3rd Qtr. ’03)	0.59%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (7/31/02)
Institutional Class Return Before Taxes	15.98%	20.20%
Institutional Class Return After Taxes on Distributions(1)	14.15%	18.12%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.37%	16.00%
Administrative Class Return Before Taxes(3)	15.76%	19.95%
Lehman Global Real: U.S, TIPS: 1-10 Year Index(2)	7.11%	9.02%
CPI + 500 Basis Points(3)	7.08%	7.11%
Lipper Flexible Portfolio Funds Average(4)	21.47%	13.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of 1 to 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

7	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction	Net Fund Operating Expenses
Institutional	0.20%	None	0.05%	0.62%	0.87%	(0.02)%	0.85%
Administrative	0.20	0.25%	0.05	0.62	1.12	(0.02)	1.10

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.05%.
(3)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see the Fund Summaries of the Underlying Funds. PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$271	$471	$1,049
Administrative	112	350	606	1,340

Prospectus	8

PIMCO All Asset All Authority Fund	Ticker Symbols: PAUIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset All Authority Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for information about the Underlying Funds’ investment styles and primary investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s investment in the StocksPLUS Short Strategy Fund normally will not exceed 20% of its total assets. The Fund’s combined investments in the StocksPLUS, StocksPLUS Municipal-Backed and StocksPLUS Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Fund’s combined investments in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Fund’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund may use leverage by borrowing for investment purposes. The Fund will borrow only from banks, and only when the value of the Fund’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Fund’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund’s borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

9	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset All Authority Fund (continued)

Fees and Expenses of the Fund

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Commodity Risk	• Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Far Eastern Concentration Risk • Japanese Concentration Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against three benchmarks. The Fund’s primary benchmark is the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund’s secondary benchmarks are: (1) a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers); and (2) Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics. The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Institutional	0.25%	None	1.54%	0.69%	2.48%	(0.97)%	1.51%
Administrative	0.25	0.25%	0.05	0.69	1.24	0.00	1.24
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.05% paid by each class and organizational expenses and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest and organizational expenses is 0.99% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus. PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.99% and 1.24%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$154	$477
Administrative	126	393

Prospectus	10

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols: PCRIX (Inst. Class) PCRRX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

11	PIMCO Funds: Pacific Investment Management Series

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	8.24%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’03)	12.56%

	Lowest (1st Qtr. ’03)	4.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Institutional Class Return Before Taxes	29.82%	37.28%
Institutional Class Return After Taxes on Distributions(1)	25.73%	31.98%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.36%	28.72%
Dow Jones - AIG Commodity Total Return Index(2)	23.93%	24.14%
Lipper Specialty/Miscellaneous Average(3)	31.40%	12.60%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty/Miscellaneous Average is a total return performance average of Funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g. transportation, retailing, or paper, etc.) or that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.49%	None	0.25%	0.74%
Administrative	0.49	0.25%	0.25	0.99

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 76	$237	$411	$ 918
Administrative	101	315	547	1,213

Prospectus	12

PIMCO European StocksPLUS TR Strategy Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus European equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the Dow Jones Euro Stoxx 50 Price Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is composed of 50 selected European blue-chip common stocks from countries participating in the European Monetary Union. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in European equities or European equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• European Concentration Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

13	PIMCO Funds: Pacific Investment Management Series

PIMCO European StocksPLUS TR Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.55%	None	0.77%	1.32%	(0.47)%	0.85%
Administrative	0.55	0.25%	0.30	1.10	0.00	1.10

(1)   Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% and 1.10%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$ 87	$271
Administrative	112	350

Prospectus	14

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund

Ticker Symbols:

N/A (Inst. Class)

N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the Morgan Stanley Capital International Far East Free Ex-Japan Local Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of Index derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed and emerging equity market performance in the Far East, excluding Japan. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Far Eastern (excluding Japan) equities or Far Eastern (excluding Japan) equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Far Eastern Concentration Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

15	PIMCO Funds: Pacific Investment Management Series

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.55%	None	0.82%	1.37%	(0.52)%	0.85%
Administrative	0.55	0.25%	0.30	1.10	0.00	1.10

(1)   Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% and 1.10%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class			Year 1			Year 3
Institutional			$ 87			$271
Administrative			112			350

Prospectus	16

PIMCO International StocksPLUS TR Strategy Fund	Ticker Symbols: PISIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

17	PIMCO Funds: Pacific Investment Management Series

PIMCO International StocksPLUS TR Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.55%	None	0.53%	1.08%	(0.23)%	0.85%
Administrative	0.55	0.25%	0.30	1.10	0.00	1.10

(1)   Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% and 1.10%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class			Year 1			Year 3
Institutional			$ 87			$271
Administrative			112			350

Prospectus	18

PIMCO Japanese StocksPLUS TR Strategy Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the MSCI Japan Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, equity derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a total return index, which includes reinvestment of dividends and interest, representing over 325 stocks traded in the Japanese market. These stocks are representative of Japanese companies that are available to investors worldwide. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Japanese equities or Japanese equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Japanese Concentration Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

19	PIMCO Funds: Pacific Investment Management Series

PIMCO Japanese StocksPLUS TR Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.55%	None	1.04%	1.59%	(0.74)%	0.85%
Administrative	0.55	0.25%	0.30	1.10	0.00	1.10

(1)   Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% and 1.10%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class			Year 1			Year 3
Institutional			$ 87			$271
Administrative			112			350

Prospectus	20

PIMCO Real Return Asset Fund	Ticker Symbols: PRAIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 20% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within four years (plus or minus) of the real duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2004 was 17.2 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

21	PIMCO Funds: Pacific Investment Management Series

PIMCO Real Return Asset Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.16%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	10.63%

	Lowest (3rd Qtr. ’03)	-0.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (11/12/01)(4)
Institutional Class Return Before Taxes	13.01%	13.83%
Institutional Class Return After Taxes on Distributions(1)	10.33%	11.42%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.67%	10.42%
Lehman U.S. Treasury Inflation Notes: 10+ Years Index(2)	11.91%	12.67%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.36%	9.12%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman U.S. Treasury Inflation Notes: 10+ Years Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.40%	None	0.26%	0.66%
Administrative	0.40	0.25%	0.25	0.90

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   Other Expenses reflect an administrative fee of 0.25% paid by each class and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.65% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$67	$211	$368	$ 822
Administrative	92	287	498	1,108

Prospectus	22

PIMCO RealEstateRealReturn Strategy Fund Fund	Ticker Symbols: PRRSX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

23	PIMCO Funds: Pacific Investment Management Series

PIMCO RealEstateRealReturn Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.49%	None	0.29%	0.78%	(0.04)%	0.74%
Administrative	0.49	0.25%	0.25	0.99	0.00	0.99

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% and 0.99%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class			Year 1			Year 3
Institutional			$ 76			$237
Administrative			101			315

Prospectus	24

PIMCO StocksPLUS Municipal-Backed Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 on a tax-advantaged total return basis consistent with prudent investment management	Fund Focus S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax Average Collateral Fixed Income Duration 1-10 years	Credit Quality Baa to Aaa; maximum 10% Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of investment grade debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund will invest under normal circumstances at least 80% of its assets in Municipal Bonds. Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the S&P 500 Index (the “Index”). The Fund uses Index derivatives in addition to or in place of stocks on the Index to attempt to equal or exceed the performance of the Index. The value of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Municipal Bonds. The Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P or the Index. The Fund seeks to remain invested in Index derivatives or stocks that comprise the Index even when the Index is declining.

Though the Fund does not normally invest directly in securities that comprise the Index, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of stocks comprised in the Index. Individual stocks are selected based on an analysis of the historical correlation between the return of every stock that comprises the Index and the return on the Index itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds based on the Index, such as Standard & Poor’s Depositary Receipts. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Municipal Bonds. The Fund may invest only in investment grade securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund will limit its investments in securities rated Baa (or equivalent as described above) to a maximum of 10% of total assets.

To the extent not invested in equity securities, Index derivatives, or Municipal Bonds, the Fund may invest in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The average portfolio duration of this Fund normally varies within a one- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds and in comparison to equity index dividend levels. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

25	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Municipal-Backed Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks on the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.44%	None	1.12%	1.56%	(0.87)%	0.69%
Administrative	0.44	0.25%	1.12	1.81	(0.87)	0.94%

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses and pro rata Trustees fees.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.69% and 0.94%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class			Year 1			Year 3
Institutional			$70			$221
Administrative			96			300

Prospectus	26

PIMCO StocksPLUS Total Return Fund	Ticker Symbols: PSPTX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

27	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/04 - 6/30/04	3.52%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	17.34%

	Lowest (1st Qtr. ’03)	-2.71%

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Institutional Class Return Before Taxes	30.47%	15.07%
Institutional Class Return After Taxes on Distributions(1)	29.17%	13.99%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.14%	12.30%
S&P 500 Index(2)	28.68%	10.02%
Lipper Large-Cap Core Fund Average(3)	25.57%	7.73%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.49%	None	0.26%	0.75%	(0.01)%	0.74%
Administrative	0.49	0.25%	0.25	0.99	0.00%	0.99%

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% paid by each class and organizational expenses attributable to the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup this waiver and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 76	$237	$411	$ 918
Administrative	101	315	547	1,213

Prospectus	28

PIMCO StocksPLUS TR Short Strategy Fund	Ticker Symbols: PSSTZ (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return through the implementation of short investment positions on the S&P 500	Fund Focus Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations. The Fund will generally realize gains only when the price of the Index is declining. When the Index is rising, the Fund will generally incur a loss. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest all of its assets in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund plans to purchase call options on Index futures contracts or on other similar Index derivatives, from time to time in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be short-term. However, a portion of the gains or losses from certain types of derivatives including futures contracts on broad based stock indexes in which the Fund may choose to invest will be treated as long-term gains or losses.

The Fund may use strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The Fund may do so in order to generate investment returns or to offset or defray the cost of purchasing call options on Index futures contracts or other similar Index derivatives. For example, the Fund may simultaneously purchase and sell identical or equivalent futures contracts or other instruments across two or more markets, in order to benefit from a discrepancy in their prices. Such strategies may involve high portfolio turnover and correspondingly greater transaction costs to the Fund, and may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund, with a view to enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

29	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS TR Short Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.49%	None	1.57%	2.06%	(1.31)%	0.75%
Administrative	0.49	0.25%	0.25	0.99	0.00	0.99
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.25%, organizational expenses, pro rata Trustees fees, and interest expense attributable to the Institutional Class. Total Annual Fund Operating Expenses excluding interest expense is 0.74% for the Institutional Class. Interest expense is generally incurred as a result of investment management activities.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% and 0.99%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$ 77	$240
Administrative	101	315

Prospectus	30

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

31	PIMCO Funds: Pacific Investment Management Series

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area

Prospectus	32

like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, the Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

33	PIMCO Funds: Pacific Investment Management Series

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Prospectus	34

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Short Sale Risk

A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Allocation Risk

The All Asset and All Asset All Authority Funds’ investment performance depends upon how their assets are allocated and reallocated between the Underlying Funds according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The advisers attempt to identify allocations for the Underlying Funds that will provide consistent, quality performance for each Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Funds as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset and All Asset All Authority Funds invest all of their assets in Underlying Funds, the risks associated with investing in the Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset and All Asset All Authority Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that either Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest.

35	PIMCO Funds: Pacific Investment Management Series

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management. Research Affiliates is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

All Asset Fund	0.20%
All Asset All Authority Fund	0.25%
CommodityRealReturn Strategy, RealEstateRealReturnStrategy, StocksPLUS Total Return and StockPLUS TR Short Strategy Funds	0.49%
Real Return Asset Fund	0.50%
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPlus TR Strategy Funds	0.55%

In addition, PIMCO pays a fee to Research Affiliates, LLC, the asset allocation sub-adviser of the All Asset and All Asset All Authority Funds, at annual rates of 0.20% and 0.25%, respectively, of the average daily net assets of each Fund.

The StocksPLUS Municipal-Backed Fund was not operational during the fiscal year ended March 31, 2004. The investment advisory fee for the StocksPLUS Municipal-Backed Fund is at an annual rate of 0.44% based upon the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

All Asset and All Asset All Authority Funds	0.05%
CommodityRealReturn Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds	0.25%
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPlus TR Strategy Funds	0.30%

The StocksPLUS Municipal-Backed Fund was not operational during the fiscal year ended March 31, 2004. The administrative fee for the StocksPLUS Municipal-Backed Fund is at an annual rate of 0.25% based upon the average daily net assets of the Fund.

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional or Administrative Class shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the

Prospectus	36

Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total amount invested in Underlying PIMS Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying PIMS Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset and All Asset All Authority Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the All Asset and All Asset All Authority Funds indirectly bear a proportionate share of these expenses, depending on how the Funds’ assets are allocated from time to time among the Underlying Funds.

37	PIMCO Funds: Pacific Investment Management Series

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Diversified Income Fund	0.45	0.31	0.75	(2)
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.25	0.75
European StocksPLUS TR Strategy Fund	0.55	0.77	0.85	(3)
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55	0.82	0.85	(3)
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.26	0.51
Global Bond Fund (Unhedged)	0.25	0.31	0.56
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.31	0.56
GNMA Fund	0.25	0.27	0.52
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.53	0.85	(3)
Investment Grade Corporate Bond Fund	0.25	0.26	0.51
Japanese StocksPLUS TR Strategy Fund	0.55	1.04	0.85	(3)
Long-Term U.S. Government Fund	0.25	0.26	0.51
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.27	0.52
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.15	0.20	0.35
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.40	0.26	0.66
RealEstateRealReturn Strategy Fund	0.49	0.88	0.74	(4)
Short Duration Municipal Income Fund	0.20	0.19	0.39
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	1.12	0.69	(5)
StocksPLUS Total Return Fund	0.49	0.26	0.74	(4)
StocksPLUS TR Short Strategy Fund	0.49	1.26	0.74	(4)
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.30	0.55

(1)	Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares. For the European StocksPLUS TR Strategy Fund, Far East (ex-Japan) StocksPLUS TR Strategy Fund, International StocksPLUS TR Strategy Fund, Japanese StocksPLUS TR Strategy Fund, RealEstateRealReturn Strategy Fund, StocksPLUS Municipal-Backed Fund and StocksPLUS TR Short Strategy Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.

(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.69% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Prospectus	38

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

All Asset All Asset All Authority	Robert D. Arnott	7/02* 10/03*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P.

CommodityRealReturn Strategy Real Return Asset	John B. Brynjolfsson	6/02* 11/01*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

European StocksPLUS TR Strategy Far East (ex-Japan) StocksPLUS TR Strategy International StocksPLUS TR Strategy Japanese StocksPLUS TR Strategy	Pasi Hamalainen	10/03* 10/03* 10/03* 10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.

RealEstateRealReturn Strategy	John B. Brynjolfsson	10/03*	Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

StocksPLUS Total Return	William H. Gross	6/02*	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team which manages the StocksPLUS and StocksPLUS Total Return Funds.

StocksPLUS Municipal-Backed	Mark V. McCray	**	Mr. McCray is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with primary responsibility for the firm’s proprietary account and supervised municipal bond traders.

StocksPLUS TR Short Strategy	William H. Gross	7/03*	Mr. Gross is Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*    Since inception of the Fund.

**  As of the date of this prospectus, the Fund has not commenced operations.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition,

39	PIMCO Funds: Pacific Investment Management Series

the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

Prospectus	40

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

40.1	PIMCO Variable Insurance Trust

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of the fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within a certain number of days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

41	PIMCO Funds: Pacific Investment Management Series

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services - Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

Prospectus	42

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•   Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.  Name;

2.  Date of birth (for individuals);

3.  Residential or business street address; and

4.  Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

43	PIMCO Funds: Pacific Investment Management Series

•   Abusive Trading Practices.  The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be

Prospectus	44

signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund

45	PIMCO Funds: Pacific Investment Management Series

shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemption Fees

Effective with respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares

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redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)

All Asset, All Asset All Authority, CommodityRealReturn Strategy, Real Return Asset, RealEstateRealReturn Strategy,
StocksPLUS Municipal-Backed, StocksPLUS TR Short Strategy and StocksPLUS Total Return Funds

30 days
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a 60 day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 40 days after the purchase of the Fund A shares, followed 40 days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

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Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

•  Redemption Fees (with respect to shares acquired before June 15, 2004).  Investors in Institutional Class and Administrative Class shares of the European StocksPLUS TR Strategy Fund, Far East (ex-Japan) StocksPLUS TR Strategy Fund, International StocksPLUS TR Strategy Fund and Japanese StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Investors in Institutional Class and Administrative Class shares of the StocksPLUS TR Short Strategy Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

Waiver of Redemption Fees.  Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fee against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively , if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Real Return Asset Fund	•
All other Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Fund whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another

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series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   A Note on the CommodityRealReturn Strategy, Real Return Asset and RealEstateRealReturn Strategy Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•   A Note on the StocksPLUS Municipal-Backed Fund.  Dividends paid to shareholders of the StocksPLUS Municipal-Backed Fund are expected to be designated by the Fund as “exempt-interest dividends” to the extent that such dividends are derived from Municipal Bond interest, and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The Fund’s distributions from any gains from investments in stocks and on Index derivatives will generally be taxable as ordinary income and/or long-term capital gains. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax and will be subject to state tax in most states. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The payment of a portion of the Fund’s dividends as dividends exempt from federal income tax will not provide additional tax benefits to investors in tax-sheltered retirement plans or individuals not subject to federal income tax.

•   A Note on Funds of Funds.  The All Asset and All Asset All Authority Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

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Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset and All Asset All Authority Funds invest their assets in shares of the Underlying Funds, and as such do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Funds is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Many of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease

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obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

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Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

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Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Real Return Asset Fund intends to invest primarily in fixed income securities, the Fund may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

While the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed, StocksPLUS TR Short Strategy and StocksPLUS Total Return Funds will generally invest in equity derivatives and will not normally invest directly in equity securities, each Fund may invest without limit directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the StocksPLUS Municipal-Backed Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

55	PIMCO Funds: Pacific Investment Management Series

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and StocksPLUS Municipal-Backed Funds) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. Each of the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy and International StocksPLUS TR Strategy Funds may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the respective Fund’s index. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to

Prospectus	56

restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived

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from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using

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derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•     A Note on the CommodityRealReturn Strategy Fund.  While each Fund may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

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An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Funds invest substantially all of their assets in other investment companies. An investment by the All Asset Fund or the All Asset All Authority Fund in a particular Underlying Fund normally will not exceed 50% of the Fund’s total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

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Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the All Asset All Authority, European StocksPLUS TR Strategy, Far East (ex-Japan) TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality

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and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Funds invest their assets in some or all of the Underlying Funds as discussed above, and some of the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Funds may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to maximum 5% Caa	0-20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

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		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%
(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Prospectus	64

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset All Authority Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$0.31	$0.80	$1.11	$(0.25)	$0.00
All Asset Fund
Institutional Class
03/31/2004	$11.23	$0.74	$1.41	$2.15	$(0.48)	$(0.09)
07/31/2002 – 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00
Administrative Class
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 – 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00
CommodityRealReturn Strategy Fund
Institutional Class
03/31/2004	$12.03	$5.63	$(0.37)	$5.26	$(1.43)	$(0.14)
06/28/2002 – 03/31/2003	10.00	1.05	1.84	2.89	(0.86)	0.00
Administrative Class
03/31/2004	12.03	7.63	(2.42)	5.21	(1.42)	(0.14)
02/14/2003 – 03/31/2003	12.88	(0.80)	(0.05)	(0.85)	0.00	0.00
European StocksPLUS TR Strategy Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$(0.34)	$1.48	$1.14	$(0.64)	$0.00
Far East (ex-Japan) StocksPLUS TR Strategy Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$0.37	$0.62	$0.99	$0.00	$0.00
International StocksPLUS TR Strategy Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$0.76	$0.28	$1.04	$(0.27)	$0.00
Japanese StocksPLUS TR Strategy Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$1.12	$0.25	$1.37	$(0.05)	$0.00
Real Return Asset Fund
Institutional Class
03/31/2004	$11.14	$0.50	$1.59	$2.09	$(0.56)	$(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)
11/12/2001 – 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00
RealEstateRealReturn Strategy Fund
Institutional Class
10/31/2003 – 03/31/2004	$10.00	$2.14	$0.68	$2.82	$(0.84)	$0.00
StocksPLUS Total Return Fund
‘Institutional Class
03/31/2004	$9.10	$0.08	$3.38	$3.46	$(0.04)	$(0.39)
06/28/2002 – 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)
StocksPLUS TR Short Strategy Fund
Institutional Class
07/23/2003 – 03/31/2004	$10.00	$0.04	$0.53	$0.57	$(0.03)	$0.00

+	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.30%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(l)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(p)	Ratio of expenses to average net assets excluding interest expenses is 0.74%.

65	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.86	11.28%	$58,842	0.82	%+(b)(c)	7.14	%+	116%

$0.00	$(0.57)	$12.81	19.53%	$1,022,553	0.23	%(d)	6.13%		99%
0.00	(0.27)	11.23	15.07	152,635	0.19	+(d)	5.50		101

0.00	(0.55)	12.80	19.21	9,433	0.48	(e)	6.88		99
0.00	(0.01)	11.23	2.73	11	0.44	*(e)	2.28	+	101

$0.00	$(1.57)	$15.72	45.67%	$1,780,461	0.74%		39.37%		290%
0.00	(0.86)	12.03	29.33	91,733	0.74	+(f)	11.13	+	492

0.00	(1.56)	15.68	45.14	28,721	0.99		50.35		290
0.00	0.00	12.03	(6.60)	9	0.99	+(g)	(49.55	)+	492

$(0.18)	$(0.82)	$10.32	9.85%	$7,503	0.85	%+(h)	(7.92	)%+	118%

$0.00	$0.00	$10.99	9.95%	$8,007	0.85	%(i)	8.44	%+	114%

$0.00	$(0.27)	$10.77	10.56%	$17,420	0.85	%+(j)	17.99	%+	41%

$0.00	$(0.05)	$11.32	13.70%	$4,003	0.85	%+(k)	26.73%		56%

$0.00	$(0.89)	$12.34	19.57%	$277,777	0.66	%(l)	4.31%		553%
0.00	(0.61)	11.14	24.35	$70,886	0.68		4.77		157
0.00	(0.05)	9.50	(4.47)	20,747	0.75	+	1.31	+	107

$0.00	$(0.84)	$11.98	29.61%	$283,084	0.74	%+(m)	46.79%		158%

$0.00	$(0.43)	$12.13	38.42%	$220,622	0.74	%(n)	0.64%		282%
0.00	(0.12)	9.10	(7.83)	4,185	0.74	+	1.62	+	398

$0.00	$(0.03)	$10.54	5.68%	$3,623	0.75	%+(o)(p)	0.62	%+	190%

Prospectus	66

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds: Pacific Investment Management Series

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus	A-	2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds: Pacific Investment Management Series

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds: Pacific Investment Management Series

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and invest-ment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

15-25439-02

Prospectus
07.30.04

PIMCO Bond Funds Receive this electronically and eliminate paper mailings. To enroll, go to www.pimcoadvisors.com/edelivery.

Share Classes	SHORT DURATION BOND FUNDS	INTERNATIONAL BOND FUNDS
A B C

Money Market Fund

Short-Term Fund

Low Duration Fund

Floating Income Fund

INTERMEDIATE DURATION BOND FUNDS

Diversified Income Fund

Investment Grade Corporate Bond Fund

LONG DURATION BOND FUNDS

Long-Term U.S. Government Fund

Global Bond Fund (U.S. Dollar-Hedged)

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS

High Yield Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

This cover is not part of the prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Classes A, B and C

This prospectus describes 14 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality (1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Diversified Income	Investment grade corporate, emerging market and high yield fixed income securities	3–8 years	Max 10% below B	0–30%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
International Bond Funds	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Mortgage-Backed Bond Funds	GNMA	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Each Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1,2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Diversified Income Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return consistent with prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3–8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that economically are tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

4	PIMCO Funds: Pacific Investment Management Series

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.50%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.45%	0.25%	0.51%	1.21%	(0.01)%	1.20%
Class B	0.45	1.00	0.51	1.96	(0.01)	1.95
Class C	0.45	1.00	0.51	1.96	(0.01)	1.95

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.50% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.20% for Class A, and 1.95% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$567	$814	$567	$814
Class B	698	912	198	612
Class C	298	612	198	612

Prospectus	5

PIMCO Emerging Markets Bond Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	-3.39%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	16.91%

	Lowest (7/1/98–9/30/98)	-21.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	26.07%	21.07%	13.22%
Class A Return After Taxes on Distributions(1)	20.05%	15.37%	8.06%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	17.04%	14.58%	7.91%
Class B Return Before Taxes	26.03%	21.09%	13.17%
Class C Return Before Taxes	30.03%	21.32%	13.20%
J.P. Morgan Emerging Markets Bond Index Global(2)	25.65%	15.40%	9.28%
Lipper Emerging Market Debt Fund Average(3)	30.07%	17.69%	8.61%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments. The Fund changed its benchmark index because the J.P. Morgan Emerging Markets Bond Index Global more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%

Class B	None	5%(4)	2%

Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	0.55%	1.25%

Class B	0.45	1.00	0.55	2.00

Class C	0.45	1.00	0.55	2.00
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.55%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10

Class A	$572	$829	$1,105	$1,893	$572	$829	$1,105	$1,893
Class B	703	927	1,278	2,134*	203	627	1,078	2,134*
Class C	303	627	1,078	2,327	203	627	1,078	2,327
*	For Class B shares purchased prior to January 1, 2002, this amount is $2,043.

Prospectus	7

PIMCO Floating Income Fund

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0-1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” on page 3 of this prospectus. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund has not commenced performance as of the date of this prospectus. Thus, no bar chart or annual returns table is included for the Fund.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2%	0.50%(3)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses
Class A	0.30%	0.25%	0.85%	1.40%	(0.45)%	0.95%
(1)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%, organizational expenses and pro rata Trustees fees.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.95% for Class A. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$295	$497	$295	$497

Prospectus	9

PIMCO Foreign Bond Fund (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.25%	0.25%	0.72%	1.22%	(0.27)%	0.95%
Class B	0.25	1.00	0.72	1.97	(0.27)	1.70
Class C	0.25	1.00	0.72	1.97	(0.27)	1.70
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.45%, organizational expenses and pro rata Trustees frees.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.95% for Class A and 1.70% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$543	$739	$543	$739
Class B	673	836	173	536
Class C	273	536	173	536

Prospectus	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Maturity 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	1.47%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	7.12%

	Lowest (1/1/94–3/31/94)	-4.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.54%	4.83%	7.15%
Class A Return After Taxes on Distributions(1)	-2.91%	2.51%	4.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.72%	2.67%	4.09%
Class B Return Before Taxes	-2.58%	4.69%	7.08%
Class C Return Before Taxes	1.34%	5.01%	6.84%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Average(3)	15.50%	5.84%	6.76%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.46%	0.96%
Class B	0.25	1.00	0.46	1.71
Class C	0.25	1.00	0.46	1.71

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$544	$742	$ 957	$1,575	$544	$742	$957	$1,575
Class B	674	839	1,128	1,818*	174	539	928	1,818*
Class C	274	539	928	2,019	174	539	928	2,019
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,723.

Prospectus	13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital Fund Category International Bond	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Funds: Pacific Investment Management Series

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	1.22%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (07/01/96–09/30/96)	5.29%

	Lowest (04/01/99–06/30/99)	-1.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Class A Return Before Taxes	-1.14%	5.24%	7.38%
Class A Return After Taxes on Distributions(1)	-2.38%	2.89%	4.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.50%	2.99%	4.34%
Class B Return Before Taxes	-2.20%	5.09%	7.27%
Class C Return Before Taxes	1.76%	5.42%	7.16%
J.P. Morgan Global Index (Hedged)(2)	2.09%	5.55%	7.63%
Lipper Global Income Fund Average(3)	13.76%	5.81%	6.63%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.46%	0.96%
Class B	0.25	1.00	0.46	1.71
Class C	0.25	1.00	0.46	1.71

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class A and 1.70% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$544	$742	$ 957	$1,575	$544	$742	$957	$1,575
Class B	674	839	1,128	1,821*	174	539	928	1,821*
Class C	274	539	928	2,019	174	539	928	2,019
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,727.

Prospectus	15

PIMCO GNMA Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (11/30/00), Class B and C shares (5/31/01), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds: Pacific Investment Management Series

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	0.73%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (07/1/01–09/30/01)	4.55%

	Lowest (10/1/99–12/31/99)	-0.58%
(Calendar Year End through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	-1.71%	6.31%	6.47%
Class A Return After Taxes on Distributions(1)	-2.81%	4.18%	4.21%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-1.12%	4.05%	4.09%
Class B Return Before Taxes	-2.82%	6.14%	6.40%
Class C Return Before Taxes	1.17%	6.47%	6.41%
Lehman Brothers GNMA Index(2)	2.85%	6.50%	6.69%
Lipper GNMA Fund Average(3)	1.96%	5.61%	5.84%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.42%	0.92%
Class B	0.25	1.00	0.42	1.67
Class C	0.25	1.00	0.42	1.67
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$540	$730	$ 936	$1,530	$540	$730	$936	$1,530
Class B	670	826	1,107	1,777*	170	526	907	1,777*
Class C	270	526	907	1,976	170	526	907	1,976
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,683.

Prospectus	17

PIMCO High Yield Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds: Pacific Investment Management Series

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	-0.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	8.74%

	Lowest (4/1/02–6/30/02)	-5.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	17.66%	4.30%	7.26%
Class A Return After Taxes on Distributions(1)	14.76%	1.12%	3.78%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	11.33%	1.61%	3.96%
Class B Return Before Taxes	17.30%	4.19%	7.21%
Class C Return Before Taxes	21.29%	4.48%	6.97%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Average(3)	24.34%	3.57%	5.00%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$ 926	$1,508	$538	$724	$926	$1,508
Class B	668	820	1,097	1,754*	168	520	897	1,754*
Class C	268	520	897	1,955	168	520	897	1,955
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661.

Prospectus	19

PIMCO Investment Grade Corporate Bond Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A or C shares for a full calendar year. Although Class A, Class C and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than the Institutional Class performance because of the higher expenses paid by Class A and Class C shares, including the distribution and/or service (12b-1) fees paid by the Class A and Class C shares. The Fund’s past performance, before and after taxes, is not necessarily and indication of how the Fund will perform in the future.

20	PIMCO Funds: Pacific Investment Management Series

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04–6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	5.86%

	Lowest (3rd Qtr. ‘03)	-0.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	10.37%	11.52%
Institutional Class Return After Taxes on Distributions(1)	7.61%	7.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	7.52%
Lehman Brothers Credit Investment Grade Index(2)	7.70%	10.24%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	7.96%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of investment grade corporate bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	Institutional Class shares of the Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class C	None	1%(4)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class C	0.25	1.00	0.40	1.65
(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$ 926	$1,508	$538	$724	$926	$1,508
Class C	268	520	897	1,955	168	520	897	1,955

Prospectus	21

PIMCO Long-Term U.S. Government Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Long Duration Bond	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds: Pacific Investment Management Series

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	-0.79%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/02–9/30/02)	11.19%

	Lowest (1/1/96–3/31/96)	-6.35%

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.35%	6.17%	7.79%
Class A Return After Taxes on Distributions(1)	-2.98%	3.67%	4.77%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.66%	3.77%	4.78%
Class B Return Before Taxes	-2.36%	6.05%	7.72%
Class C Return Before Taxes	1.55%	6.36%	7.49%
Lehman Long-Term Treasury Index(2)	2.48%	6.49%	7.90%
Lipper General U.S. Government Fund Average(3)	1.30%	5.16%	5.69%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.41%	0.91%
Class B	0.25	1.00	0.41	1.66
Class C	0.25	1.00	0.41	1.66
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$539	$727	$ 931	$1,519	$539	$727	$931	$1,519
Class B	669	823	1,102	1,766*	169	523	902	1,766*
Class C	269	524	903	1,967	169	524	903	1,967
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,672.

Prospectus	23

PIMCO Low Duration Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	0.27%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (04/1/95–06/30/95)	3.51%

	Lowest (1/1/94–3/31/94)	-0.44%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.59%	4.70%	5.48%
Class A Return After Taxes on Distributions(1)	-1.53%	2.67%	3.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.38%	2.73%	3.21%
Class B Return Before Taxes	-3.26%	4.21%	5.24%
Class C Return Before Taxes	0.98%	4.81%	5.28%
Merrill Lynch 1-3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.15%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.75%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.75	0.40	1.40
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$ 784	$1,375	$389	$578	$784	$1,375
Class B	668	820	1,097	1,754*	168	520	897	1,754*
Class C	243	443	766	1,680	143	443	766	1,680
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661.

Prospectus	25

PIMCO Money Market Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Foreign Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the Fund’s current yield, call 1-800-426-0107. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

26	PIMCO Funds: Pacific Investment Management Series

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	0.21%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	1.65%

	Lowest (7/1/03–9/30/03)	0.11%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A	0.55%	3.18%	4.04%
Class B	0.05%	2.37%	3.41%
Class C	0.55%	3.19%	4.05%
Citigroup 3-month Treasury Bill Index(1)	1.07%	3.49%	4.30%
Lipper Money Market Fund Average(2)	0.44%	3.01%	3.94%
(1)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	None(2)	None
Class B	None	None(3)
Class C	None	None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Regular sales charges apply when Class A shares of the Money Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.
(3)	Class B shares are available only through exchanges of Class B shares of other Funds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction	Net Fund Operating Expenses
Class A	0.15%	0.10%	0.40%	0.65%	None	0.65%
Class B	0.15	1.00	0.40	1.55	(0.47)%(3)	1.08%
Class C	0.15	0.10	0.40	0.65	None	0.65%
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.
(3)	The Expense Reduction reflects a voluntary waiver of fees by the Administrator and the Distributor.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 66	$208	$ 362	$ 810	$ 66	$208	$362	$ 810
Class B	110	343	595	1,196*	110	343	595	1,196*
Class C	66	208	362	810	66	208	362	810

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,140.

Prospectus	27

PIMCO Short-Term Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	PIMCO Funds: Pacific Investment Management Series

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	0.45%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	2.49%

	Lowest (1/1/94–3/31/94)	0.10%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.10%	3.86%	4.84%
Class A Return After Taxes on Distributions(1)	-0.46%	2.22%	2.85%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.07%	2.26%	2.87%
Class B Return Before Taxes	-3.62%	3.16%	4.52%
Class C Return Before Taxes	0.83%	3.97%	4.74%
Citigroup 3-month Treasury Bill Index(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligations Fund Average(3)	1.49%	4.18%	4.78%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2%	0.50%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	Class B shares are available only through exchanges of Class B shares of other Funds. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.55	0.40	1.20
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$290	$481	$ 688	$1,286	$290	$481	$688	$1,286
Class B	668	820	1,097	1,754*	168	520	897	1,754*
Class C	222	381	660	1,455	122	381	660	1,455
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661.

Prospectus	29

PIMCO Total Return Mortgage Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (7/31/00), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	0.60%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.56%

	Lowest (4/1/99–6/30/99)	-0.23%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	-0.84%	6.19%	6.64%
Class A Return After Taxes on Distributions(1)	-1.99%	3.79%	4.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.56%	3.77%	4.12%
Class B Return Before Taxes	-1.95%	6.06%	6.61%
Class C Return Before Taxes	2.02%	6.37%	6.60%
Lehman Brothers Mortgage Index(2)	3.07%	6.55%	6.73%
Lipper U.S. Mortgage Fund Average(3)	2.50%	5.69%	5.89%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.45%	0.95%
Class B	0.25	1.00	0.45	1.70
Class C	0.25	1.00	0.45	1.70
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class A and 1.65% for Class B and Class C. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$543	$739	$ 952	$1,564	$543	$739	$952	$1,564
Class B	673	836	1,123	1,810*	173	536	923	1,810*
Class C	273	536	923	2,009	173	536	923	2,009
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,716.

Prospectus	31

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Variable Dividend Risk

Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

32	PIMCO Funds: Pacific Investment Management Series

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risks

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

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Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Money Market Fund	0.15%
Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Short-Term and Total Return Mortgage Funds	0.25%
Diversified Income and Emerging Markets Bond Funds	0.45%

The Floating Income Fund and the Foreign Bond Fund (Unhedged) were not operational during the fiscal year ended March 31, 2004. The investment advisory fees for the Floating Income Fund and the Foreign Bond Fund (Unhedged) are at annual rates of 0.30% and 0.25%, respectively, based upon the average daily net assets of the Funds.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
GNMA, High Yield, Long-Term U.S. Government, Low Duration, Money Market, Short-Term and Total Return Mortgage Funds	0.40%
Foreign Bond (U.S. Dollar-Hedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.45%
Diversified Income Fund	0.50%
Emerging Markets Bond Fund	0.55%

34	PIMCO Funds: Pacific Investment Management Series

The Floating Income Fund, the Foreign Bond Fund (Unhedged), and Class A and Class C shares of the Investment Grade Corporate Bond Fund were not operational during the fiscal year ended March 31, 2004. The administrative fees for the Floating Income, Foreign Bond (Unhedged) and Investment Grade Corporate Bond Funds are at annual rates of 0.40%, 0.45% and 0.40%, respectively, based upon the average daily net assets of the Funds.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

Diversified Income Emerging Markets Bond	Mohamed A. El-Erian	7/03* 8/99	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.
Floating Income		7/04*

Foreign Bond Fund (Unhedged)	Sudi Mariappa	4/04*
Foreign Bond (U.S. Dollar-Hedged) Global Bond (U.S. Dollar-Hedged)		11/00 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a credit analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Money Market Short-Term	Paul A. McCulley	11/99 8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

Low Duration	William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*	Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions

Prospectus	35

to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

36	PIMCO Funds: Pacific Investment Management Series

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust’s multi-class arrangements is included in the PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund except the Money Market Fund. The maximum initial sales charge is 2.00% for the Short-Term Fund, 3.00% for the Low Duration Fund and 4.50% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Class B shares of the Money Market and Short-Term Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds.

•	You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

Prospectus	37

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges —Class A Shares	Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the
Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper
	“breakpoint” discount.
Floating Income and Short-Term Funds	Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

	$0–$49,999	2.04%	2.00%

	$50,000–$99,999	1.78%	1.75%

	$100,000–$249,999	1.52%	1.50%

	$250,000 +	0.00%*	0.00%*

Low Duration Fund	Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

	$0–$49,999	3.09%	3.00%

	$50,000–$99,999	2.04%	2.00%

	$100,000–$249,999	1.01%	1.00%

	$250,000 +	0.00%*	0.00%*

All other Funds (except the Money Market Fund)	Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

	$0–$49,999	4.71%	4.50%

	$50,000–$99,999	4.17%	4.00%

	$100,000–$249,999	3.63%	3.50%

	$250,000–$499,999	2.56%	2.50%

	$500,000–$999,999	2.04%	2.00%

	$1,000,000 +	0.00%**	0.00%**

*      As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% (in the case of the Low Duration Fund) and 0.50% (in the case of the Floating Income and Short-Term Funds) if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

**     As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

38	PIMCO Funds: Pacific Investment Management Series

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, and Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1% CDSC (0.50%, 0.50% and 0.75% in the case of the Floating Income, Short-Term and Low Duration Funds, respectively) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below. The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

How CDSCs are CalculatedShares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

Prospectus	39

How CDSCs will be Calculated--Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

40	PIMCO Funds: Pacific Investment Management Series

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.00%

Class B
All Funds	0.25%	0.75%
Class C
Money Market Fund	0.10%	0.00%
Short-Term Fund	0.25%	0.30%
Low Duration Fund	0.25%	0.50%
All other Funds	0.25%	0.75%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

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Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

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The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PA Distributors LLC, along with a completed application form to:

   PA Distributors LLC

   P.O. Box 9688

   Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net

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asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PA Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

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The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•   Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•   Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•   Telephone requests to the Transfer Agent

•   PIMCO Funds Automated Telephone System (ATS)

•   Expedited wire transfers

•   Automatic Withdrawal Plan

•   PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

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Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Short-Term and Total Return Mortgage Funds	7 days

Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond
(U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond and Long-Term U.S. Government Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan

46	PIMCO Funds: Pacific Investment Management Series

accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

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Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. Each Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

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Tax Consequences

•   Taxes on Fund distributions.    If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•   Taxes when you sell (redeem) or exchange your shares.    Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

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PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the Money Market Fund, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and

50	PIMCO Funds: Pacific Investment Management Series

foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond and Diversified Income Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit

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risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund (except the Money Market Fund) may invest in convertible securities or equity securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the Long-Term U.S. Government Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.    The Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in securities of issuers based in countries with developing (or “emerging market”) economies. The Long-Term U.S. Government and Money Market Funds may not invest in such securities. Each other Fund may invest in such securities up to the following limits:

Fund	Percentage of Fund’s Total Assets
Low Duration and Short-Term Funds	5%
Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond and Total Return Mortgage Funds	10%

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as

52	PIMCO Funds: Pacific Investment Management Series

emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.    Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

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Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be

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available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market Fund) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid

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by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund, Foreign Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that

56	PIMCO Funds: Pacific Investment Management Series

the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Diversified Income Fund
Class A
07/31/2003-03/31/2004	$10.00	$0.29	$0.86	$1.15	$(0.30)	$(0.01)
Class B
07/31/2003-03/31/2004	10.00	0.24	0.86	1.10	(0.25)	(0.01)
Class C
07/31/2003-03/31/2004	10.00	0.24	0.86	1.10	(0.25)	(0.01)
Emerging Markets Bond Fund
Class A
03/31/2004	$10.05	$0.48	$1.78	$2.26	$(0.50)	$(1.08)
03/31/2003	9.60	0.64	0.72	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.69	1.75	2.44	(0.74)	(0.50)
03/31/2001	8.61	0.77	0.21	0.98	(0.79)	(0.40)
03/31/2000	7.51	0.84	1.10	1.94	(0.84)	0.00
Class B
03/31/2004	10.05	0.40	1.77	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.58	0.71	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.64	1.74	2.38	(0.68)	(0.50)
03/31/2001	8.61	0.73	0.19	0.92	(0.73)	(0.40)
03/31/2000	7.51	0.77	1.11	1.88	(0.78)	0.00
Class C
03/31/2004	10.05	0.40	1.77	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.58	0.71	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.61	1.77	2.38	(0.68)	(0.50)
03/31/2001	8.61	0.72	0.21	0.93	(0.74)	(0.40)
03/31/2000	7.51	0.78	1.10	1.88	(0.78)	0.00
Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2004	$10.70	$0.27	$0.04	$0.31	$(0.28)	$(0.21)
03/31/2003	10.39	0.35	0.57	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)
03/31/2001	10.03	0.54	0.50	1.04	(0.54)	(0.21)
03/31/2000	10.63	0.59	(0.45)	0.14	(0.59)	(0.15)
Class B
03/31/2004	10.70	0.19	0.04	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.27	0.58	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)
03/31/2001	10.03	0.46	0.50	0.96	(0.46)	(0.21)
03/31/2000	10.63	0.51	(0.45)	0.06	(0.51)	(0.15)
Class C
03/31/2004	10.70	0.19	0.04	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.27	0.58	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)
03/31/2001	10.03	0.46	0.50	0.96	(0.46)	(0.21)
03/31/2000	10.63	0.51	(0.45)	0.06	(0.51)	(0.15)
Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2004	$10.10	$0.23	$0.12	$0.35	$(0.25)	$(0.17)
03/31/2003	9.42	0.35	0.69	1.04	(0.36)	0.00
03/31/2002	9.61	0.38	0.13	0.51	(0.39)	(0.31)
03/31/2001	9.41	0.52	0.50	1.02	(0.52)	(0.30)
03/31/2000	9.89	0.52	(0.46)	0.06	(0.52)	(0.02)
Class B
03/31/2004	10.10	0.16	0.11	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.28	0.69	0.97	(0.29)	0.00
03/31/2002	9.61	0.32	0.12	0.44	(0.32)	(0.31)
03/31/2001	9.41	0.45	0.50	0.95	(0.45)	(0.30)
03/31/2000	9.89	0.45	(0.46)	(0.01)	(0.45)	(0.02)
Class C
03/31/2004	10.10	0.16	0.11	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.28	0.69	0.97	(0.29)	0.00
03/31/2002	9.61	0.32	0.12	0.44	(0.32)	(0.31)
03/31/2001	9.41	0.45	0.50	0.95	(0.45)	(0.30)
03/31/2000	9.89	0.45	(0.46)	(0.01)	(0.45)	(0.02)

58	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$ 0.00	$(0.31)	$10.84	11.66%	$25,013	1.20	%+(b)	4.09	%+	33%

0.00	(0.26)	10.84	11.14	4,819	1.95	+ (c)	3.43	+	33

0.00	(0.26)	10.84	11.12	22,192	1.95	+ (c)	3.37	+	33

$ 0.00	$(1.58)	$10.73	23.34%	$258,444	1.25%		4.44%		461%
0.00	(0.91)	10.05	15.65	90,079	1.27	(d)	6.99		388
0.00	(1.24)	9.60	30.88	15,589	1.27	(d)	7.47		620
0.00	(1.19)	8.40	12.46	1,143	1.34	(d)	9.08		902
0.00	(0.84)	8.61	27.39	316	1.29	(d)	10.59		328

0.00	(1.49)	10.73	22.43	72,425	2.00		3.75		461
0.00	(0.84)	10.05	14.79	38,002	2.02	(e)	6.34		388
0.00	(1.18)	9.60	29.93	10,844	2.04	(e)	6.99		620
0.00	(1.13)	8.40	11.59	1,620	2.09	(e)	8.58		902
0.00	(0.78)	8.61	26.43	1,168	2.04	(e)	9.57		328

0.00	(1.49)	10.73	22.42	142,161	2.00		3.69		461
0.00	(0.84)	10.05	14.78	52,168	2.02	(e)	6.29		388
0.00	(1.18)	9.60	29.91	12,580	2.00		6.62		620
0.00	(1.14)	8.40	11.74	792	2.08	(e)	8.52		902
0.00	(0.78)	8.61	26.49	249	2.04	(e)	9.87		328

$ 0.00	$(0.49)	$10.52	3.00%	$245,270	0.96	% (f)	2.51%		711%
(0.12)	(0.61)	10.70	9.10	206,753	0.95		3.30		589
0.00	(0.45)	10.39	5.21	112,047	0.96	(f)	4.12		434
0.00	(0.75)	10.32	10.82	84,631	0.99	(f)	5.28		417
0.00	(0.74)	10.03	1.50	54,299	1.19	(f)	5.75		330

0.00	(0.41)	10.52	2.22	54,588	1.71	(g)	1.77		711
(0.10)	(0.54)	10.70	8.36	54,571	1.70		2.57		589
0.00	(0.38)	10.39	4.42	34,602	1.71	(g)	3.38		434
0.00	(0.67)	10.32	9.94	28,747	1.74	(g)	4.57		417
0.00	(0.66)	10.03	0.72	24,402	1.91	(g)	5.00		330

0.00	(0.41)	10.52	2.22	110,838	1.71	(g)	1.76		711
(0.10)	(0.54)	10.70	8.33	94,504	1.70		2.55		589
0.00	(0.38)	10.39	4.42	47,725	1.71	(g)	3.37		434
0.00	(0.67)	10.32	9.96	35,337	1.74	(g)	4.57		417
0.00	(0.66)	10.03	0.73	30,214	1.91	(g)	5.01		330

$ 0.00	$(0.42)	$10.03	3.57%	$26,272	0.96	% (f)	2.34%		577%
0.00	(0.36)	10.10	11.25	21,667	0.96	(f)	3.50		413
0.00	(0.70)	9.42	5.42	5,262	0.96	(f)	3.99		373
0.00	(0.82)	9.61	11.43	2,747	0.98	(f)	5.46		422
0.00	(0.54)	9.41	0.71	2,279	0.98	(f)	5.45		290

0.00	(0.34)	10.03	2.79	12,916	1.71	(g)	1.59		577
0.00	(0.29)	10.10	10.42	13,538	1.72	(g)	2.90		413
0.00	(0.63)	9.42	4.63	6,586	1.71	(g)	3.30		373
0.00	(0.75)	9.61	10.60	5,243	1.73	(g)	4.73		422
0.00	(0.47)	9.41	(0.05)	4,590	1.73	(g)	4.72		290

0.00	(0.34)	10.03	2.79	19,194	1.71	(g)	1.58		577
0.00	(0.29)	10.10	10.42	18,317	1.72	(g)	2.87		413
0.00	(0.63)	9.42	4.63	6,890	1.71	(g)	3.29		373
0.00	(0.75)	9.61	10.60	5,208	1.73	(g)	4.75		422
0.00	(0.47)	9.41	(0.05)	5,254	1.73	(g)	4.71		290

Prospectus	59

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class A
03/31/2004	$11.05	$0.10	$0.31	$0.41	$(0.25)	$(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)
11/30/2000 – 03/31/2001	10.13	0.21	0.31	0.52	(0.21)	0.00
Class B
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 – 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)
Class C
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 – 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)
High Yield Fund
Class A
03/31/2004	$8.90	$0.65	$0.79	$1.44	$(0.65)	$0.00
03/31/2003	9.19	0.70	(0.28)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00
03/31/2001	10.22	0.87	(0.34)	0.53	(0.87)	0.00
03/31/2000	11.23	0.89	(1.01)	(0.12)	(0.89)	0.00
Class B
03/31/2004	8.90	0.58	0.79	1.37	(0.58)	0.00
03/31/2003	9.19	0.64	(0.29)	0.35	(0.64)	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00
03/31/2000	11.23	0.81	(1.01)	(0.20)	(0.81)	0.00
Class C
03/31/2004	8.90	0.58	0.79	1.37	(0.58)	0.00
03/31/2003	9.19	0.64	(0.29)	0.35	(0.64)	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00
03/31/2000	11.23	0.81	(1.01)	(0.20)	(0.81)	0.00
Long-Term U.S. Government Fund
Class A
03/31/2004	$11.12	$0.36	$0.46	$0.82	$(0.37)	$(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)
03/31/2001	9.79	0.34	1.09	1.43	(0.57)	0.00
03/31/2000	10.30	0.58	(0.51)	0.07	(0.58)	0.00
Class B
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.65	0.71	1.36	(0.50)	0.00
03/31/2000	10.30	0.50	(0.50)	0.00	(0.51)	0.00
Class C
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.92	0.44	1.36	(0.50)	0.00
03/31/2000	10.30	0.51	(0.51)	0.00	(0.51)	0.00
Low Duration Fund
Class A
03/31/2004	$10.33	$0.16	$0.07	$0.23	$(0.20)	$(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)
03/31/2001	9.81	0.60	0.25	0.85	(0.63)	0.00
03/31/2000	10.10	0.59	(0.29)	0.30	(0.59)	0.00
Class B
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)
03/31/2001	9.81	0.53	0.24	0.77	(0.55)	0.00
03/31/2000	10.10	0.51	(0.29)	0.22	(0.51)	0.00
Class C
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)
03/31/2001	9.81	0.55	0.25	0.80	(0.58)	0.00
03/31/2000	10.10	0.54	(0.29)	0.25	(0.54)	0.00

60	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.37)	$11.09	3.75%	$77,650	0.92	%(h)	0.94%	140%
0.00	(0.48)	11.05	8.17	92,680	0.95	(i)	1.69	763
0.00	(0.58)	10.67	7.92	31,836	1.01	(j)	2.32	1,292
0.00	(0.21)	10.44	5.68	11	0.65	+ (k)	6.11 +	808

0.00	(0.29)	11.09	2.98	54,895	1.67	(l)	0.18	1,409
0.00	(0.40)	11.05	7.35	68,749	1.70	(i)	0.92	763
0.00	(0.39)	10.67	6.62	13,063	1.76	+ (m)	1.41 +	1,292

0.00	(0.29)	11.09	2.99	62,603	1.67	(l)	0.20	1,409
0.00	(0.40)	11.05	7.35	89,530	1.70	(i)	0.93	763
0.00	(0.39)	10.67	6.66	17,521	1.76	+ (i)	1.45 +	1,292

$0.00	$(0.65)	$9.69	16.62%	$1,252,991	0.90%		6.86%	105%
0.00	(0.71)	8.90	5.18	960,993	0.90		8.18	129
0.00	(0.75)	9.19	0.67	539,679	0.90		7.83	96
0.00	(0.87)	9.88	5.44	262,572	0.90		8.62	53
0.00	(0.89)	10.22	(1.15)	187,039	0.90		8.23	39

0.00	(0.58)	9.69	15.76	771,174	1.65		6.12	105
0.00	(0.64)	8.90	4.40	577,476	1.65		7.46	129
0.00	(0.68)	9.19	(0.07)	447,674	1.65		7.14	96
0.00	(0.80)	9.88	4.66	327,367	1.65		7.90	53
0.00	(0.81)	10.22	(1.89)	303,333	1.65		7.48	39

0.00	(0.58)	9.69	15.76	1,159,797	1.65		6.11	105
0.00	(0.64)	8.90	4.39	831,310	1.65		7.45	129
0.00	(0.68)	9.19	(0.07)	537,595	1.65		7.13	96
0.00	(0.80)	9.88	4.66	373,530	1.65		7.90	53
0.00	(0.81)	10.22	(1.89)	341,953	1.65		7.49	39

$0.00	$(0.59)	$11.35	7.69%	$138,097	0.91	%(h)	3.21%	588%
0.00	(0.91)	11.12	21.25	155,096	0.90		3.97	427
0.00	(0.92)	9.96	2.11	110,780	0.92	(h)	5.89	682
0.00	(0.57)	10.65	15.07	79,477	0.97	(h)	3.36	1,046
0.00	(0.58)	9.79	0.86	42,773	0.99	(h)	5.96	320

0.00	(0.51)	11.35	6.89	83,819	1.66	(l)	2.47	588
0.00	(0.82)	11.12	20.35	114,830	1.65		3.16	427
0.00	(0.84)	9.96	1.35	67,302	1.67	(l)	5.14	682
0.00	(0.50)	10.65	14.22	54,374	1.70	(l)	6.40	1,046
0.00	(0.51)	9.79	0.11	34,301	1.72	(l)	5.16	320

0.00	(0.51)	11.35	6.89	49,262	1.66	(l)	2.47	588
0.00	(0.82)	11.12	20.35	65,379	1.65		3.15	427
0.00	(0.84)	9.96	1.33	41,830	1.67	(l)	5.14	682
0.00	(0.50)	10.65	14.24	35,675	1.71	(l)	9.01	1,046
0.00	(0.51)	9.79	0.11	20,955	1.71	(l)	5.16	320

$0.00	$(0.25)	$10.31	2.26%	$2,093,152	0.90%		1.54%	247%
0.00	(0.48)	10.33	7.56	1,987,140	0.90		2.89	218
0.00	(0.50)	10.06	5.41	829,238	0.90		4.51	569
0.00	(0.63)	10.03	8.93	273,994	0.96	(h)	6.07	348
0.00	(0.59)	9.81	3.07	235,413	0.98	(h)	5.91	82

0.00	(0.18)	10.31	1.50	558,429	1.65		0.79	247
0.00	(0.40)	10.33	6.76	542,652	1.65		2.13	218
0.00	(0.42)	10.06	4.63	203,092	1.65		3.87	569
0.00	(0.55)	10.03	8.12	88,585	1.71	(l)	5.32	348
0.00	(0.51)	9.81	2.30	73,121	1.73	(l)	5.16	82

0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.04	247
0.00	(0.43)	10.33	7.03	1,220,084	1.40		2.36	218
0.00	(0.45)	10.06	4.89	429,436	1.40		3.99	569
0.00	(0.58)	10.03	8.39	119,062	1.46	(n)	5.58	348
0.00	(0.54)	9.81	2.55	110,447	1.48	(n)	5.42	82

Prospectus	61

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market Fund
Class A
03/31/2004	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00
Class B
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2001	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2000	1.00	0.04	0.00	0.04	(0.04)	0.00
Class C
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00
Short-Term Fund
Class A
03/31/2004	$10.04	$0.11	$0.06	$0.17	$(0.13)	$(0.01)
03/31/2003	10.00	0.24	0.07	0.31	(0.25)	(0.02)
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)
03/31/2001	9.95	0.60	0.10	0.70	(0.60)	(0.02)
03/31/2000	10.03	0.55	(0.09)	0.46	(0.54)	0.00
Class B
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.16	0.08	0.24	(0.18)	(0.02)
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)
03/31/2001	9.95	0.53	0.10	0.63	(0.53)	(0.02)
03/31/2000	10.03	0.48	(0.09)	0.39	(0.47)	0.00
Class C
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.20	0.08	0.28	(0.22)	(0.02)
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)
03/31/2001	9.95	0.57	0.10	0.67	(0.57)	(0.02)
03/31/2000	10.03	0.52	(0.09)	0.43	(0.51)	0.00
Total Return Mortgage Fund
Class A
03/31/2004	$10.75	$0.16	$0.31	$0.47	$(0.27)	$(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)
07/31/2000 – 03/31/2001	10.02	0.39	0.57	0.96	(0.38)	(0.18)
Class B
03/31/2004	10.75	0.08	0.31	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)
07/31/2000 – 03/31/2001	10.02	0.34	0.59	0.93	(0.35)	(0.18)
Class C
03/31/2004	10.75	0.08	0.31	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)
07/31/2000 – 03/31/2001	10.02	0.34	0.61	0.95	(0.37)	(0.18)

+	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	If the investment adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.96%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(e)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(i)	Effective December 1, 2002, the administrative fees were reduced to 0.40%.
(j)	Ratio of expenses to average net assets excluding interest expense is 1.00%.

62	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$1.00	0.48%	$71,204	0.65%		0.47%		N/A
0.00	(0.01)	1.00	1.08	83,840	0.62	(o)	1.03		N/A
0.00	(0.03)	1.00	2.65	46,077	0.60		2.59		N/A
0.00	(0.06)	1.00	5.94	58,940	0.60		5.85		N/A
0.00	(0.05)	1.00	4.92	101,734	0.60		4.90		N/A

00.0	0.00	1.00	0.05	57,215	1.08	(p)	0.05		N/A
0.00	0.00	1.00	0.25	82,262	1.43	(o)(q)	0.19		N/A
0.00	(0.02)	1.00	1.73	39,283	1.50		1.63		N/A
0.00	(0.05)	1.00	5.02	38,286	1.50		4.87		N/A
0.00	(0.04)	1.00	3.99	25,507	1.50		4.05		N/A

0.00	0.00	1.00	0.48	85,956	0.65		0.47		N/A
0.00	(0.01)	1.00	1.08	128,687	0.62	(o)	1.04		N/A
0.00	(0.03)	1.00	2.65	80,530	0.60		2.71		N/A
0.00	(0.06)	1.00	5.94	108,549	0.60		5.77		N/A
0.00	(0.05)	1.00	4.95	99,475	0.60		4.78		N/A

$0.00	$(0.14)	$10.07	1.64%	$801,886	0.90%		1.07%		268%
0.00	(0.27)	10.04	3.18	923,383	0.86	(o)	2.36		77
0.00	(0.40)	10.00	3.68	756,465	0.92	(r)	3.04		131
0.00	(0.62)	10.03	7.23	84,342	1.41	(r)	6.03		121
0.00	(0.54)	9.95	4.76	75,671	1.03	(r)	5.45		38

0.00	(0.06)	10.07	0.89	32,626	1.65		0.30		268
0.00	(0.20)	10.04	2.42	28,014	1.61	(o)	1.57		77
0.00	(0.32)	10.00	2.93	11,277	1.74	(s)	2.80		131
0.00	(0.55)	10.03	6.44	6,954	2.15	(s)	5.28		121
0.00	(0.47)	9.95	4.00	6,694	1.80	(s)	4.77		38

0.00	(0.11)	10.07	1.34	393,059	1.20		0.76		268
0.00	(0.24)	10.04	2.87	408,817	1.16	(o)	2.03		77
0.00	(0.37)	10.00	3.37	254,809	1.22	(t)	2.68		131
0.00	(0.59)	10.03	6.91	23,961	1.70	(t)	5.72		121
0.00	(0.51)	9.95	4.45	18,935	1.34	(t)	5.17		38

$0.00	$(0.39)	$10.83	4.48%	$31,673	0.95	%(h)	1.50%		993%
0.00	(0.53)	10.75	9.04	33,435	0.90		1.94		844
0.00	(0.83)	10.35	7.43	7,010	0.90		3.88		1,193
0.00	(0.56)	10.42	10.58	769	0.90	+	5.68	+	848

0.00	(0.31)	10.83	3.69	18,755	1.70	(l)	0.77		993
0.00	(0.45)	10.75	8.27	18,464	1.65		1.25		844
0.00	(0.81)	10.35	6.61	5,787	1.65		2.92		1,193
0.00	(0.53)	10.42	9.95	816	1.65	+	4.89	+	848

0.00	(0.31)	10.83	3.70	26,661	1.70	(l)	0.70		993
0.00	(0.45)	10.75	8.23	36,233	1.65		1.21		844
0.00	(0.75)	10.35	6.62	9,585	1.65		2.91		1,193
0.00	(0.55)	10.42	9.94	1,908	1.65	+	4.94	+	848

(k)	The accrual of expenses reflects advisory fees of 0.25% and an administrative fee of 0.40%.
(l)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(m)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(n)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(o)	Effective January 1, 2003, the administrative fee was increased to 0.40%.
(p)	If the administrator had not waived the administrative fee and a portion of the servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(q)	If the administrator had not waived the administrative fee, the ratio of expenses to average net assets would have been 1.51%.
(r)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(s)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(t)	Ratio of expenses to average net assets excluding interest expense is 1.15%.

Prospectus	63

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds: Pacific Investment Management Series

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus A-3

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company Act File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not	part of the prospectus

Receive this document electronically

and eliminate paper mailings

www.pimcoadvisors.com

PIMCO Funds offers you the option to receive your shareholder communications online. This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home.

Here’s how it works

As communications become available, we’ll send you an e-mail notification containing the Internet address where you can view, save or print the materials. Your participation in eDelivery begins in the quarter you enroll.

Sign up today—it’s fast and easy

To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

Please note:  Each account holder in your household must enroll separately to eliminate all paper mailings to your home.

PZ005. 7/04	This cover is not part of the Prospectus

Prospectus 07.30.04

PIMCO Bond Funds

Share Class	SHORT DURATION BOND FUNDS	HIGH YIELD BOND FUNDS
D

Short-Term Fund

Low Duration Fund

Floating Income Fund

INTERMEDIATE DURATION BOND FUNDS

Total Return Fund

Diversified Income Fund

Investment Grade Corporate Bond Fund

INTERNATIONAL BOND FUNDS

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Emerging Markets Bond Fund

High Yield Fund MORTGAGE-BACKED BOND FUNDS GNMA Fund Total Return Mortgage Fund

This cover is not part of the prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Class

D

This prospectus describes 12 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3–8 years	Max 10% below B	0–30%
International Bond Funds	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Mortgage-Backed Bond Funds	GNMA	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Each Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Diversified Income Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return consistent with prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3–8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that economically are tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart of annual returns table is included for the Fund.

4	PIMCO Funds: Pacific Investment Management Series

PIMCO Diversified Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.45%	0.25%	0.51%	1.21%	(0.01)%	1.20%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees, and organizational expenses.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for Class D shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.20% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$122	$381	$660	$1,455

Prospectus	5

PIMCO Emerging Markets Bond Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (3/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	-3.39%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	16.91%

	Lowest (7/1/98–9/30/98)	-21.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	32.02%	22.23%	14.06%
Class D Return After Taxes on Distributions(1)	25.72%	16.46%	8.86%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	20.91%	15.59%	8.63%
J.P. Morgan Emerging Markets Bond Index Global(2)	25.65%	15.40%	9.28%
Lipper Emerging Markets Debt Fund Average(3)	30.07%	17.69%	8.61%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds, and local market instruments. The Fund changed its benchmark index because the J.P. Morgan Emerging Markets Bond Index Global more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Markets Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	0.55%	1.25%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.55% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$127	$397	$686	$1,511

Prospectus	7

PIMCO Floating Income Fund

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0-1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” on page 3 of this prospectus. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund had not commenced operations as of the date of this prospectus. Thus, no bar chart or annual returns table is included for the Fund.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.30%	0.25%	0.85%	1.40%	(0.45)%	0.95%
(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%, organizational expenses and pro rata Trustees fees.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.95% for Class D. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$97	$303

Prospectus	9

PIMCO Foreign Bond Fund (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund had not commenced operations as of the date of this prospectus. Thus, no bar chart or annual returns table is included for the Fund.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.25%	0.25%	0.72%	1.22%	(0.27)%	0.95%
(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.45%, organizational expenses and pro rata Trustees fees.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.95% for Class D. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$97	$303

Prospectus	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	1.47%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	7.12%

	Lowest (1/1/94–3/31/94)	-4.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	3.10%	5.81%	7.66%
Class D Return After Taxes on Distributions(1)	1.67%	3.46%	4.50%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	2.31%	3.51%	4.54%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Average(3)	15.50%	5.84%	6.76%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.46%	0.96%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.95% for Class D. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$98	$306	$531	$1,178

Prospectus	13

PIMCO GNMA Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality B to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Market Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (5/31/01), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Funds: Pacific Investment Management Series

PIMCO GNMA Fund (continued)

Calendar Year Total Return — Class D	More Recent Return Information

	1/1/04–6/30/04	0.73%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.55%

	Lowest (10/1/99–12/31/99)	-0.58%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	2.98%	7.27%	7.22%
Class D Return After Taxes on Distributions(1)	1.79%	5.13%	4.96%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	1.92%	4.88%	4.75%
Lehman Brothers GNMA Index(2)	2.85%	6.50%	6.69%
Lipper GNMA Fund Average(3)	1.96%	5.61%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.42%	0.92%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class D. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$94	$293	$509	$1,131

Prospectus	15

PIMCO High Yield Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa. Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds: Pacific Investment Management Series

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	-0.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	8.74%

	Lowest (4/1/02–6/30/02)	-5.01%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	23.21%	5.26%	7.76%
Class D Return After Taxes on Distributions(1)	20.17%	2.06%	4.26%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	14.93%	2.43%	4.40%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Average(3)	24.34%	3.57%	5.00%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. The Fund changed its benchmark index because the Merrill Lynch U.S. High Yield BB-B Rated Index more closely reflects the universe of securities in which the Fund invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.40% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,108

Prospectus	17

PIMCO Investment Grade Corporate Bond Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than the Institutional Class performance because of the higher expenses paid by Class D shares, including the distribution and/or service (12b-1) fees paid by the Class D shares. The Fund’s past performance, before and after taxes, is not necessarily and indication of how the Fund will perform in the future.

18	PIMCO Funds: Pacific Investment Management Series

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04–6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	5.86%

	Lowest (7/1/03–9/30/03)	-0.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	10.37%	11.52%
Institutional Class Return After Taxes on Distributions(1)	7.61%	7.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	7.52%
Lehman Brothers Credit Investment Grade Index(2)	7.70%	10.24%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	7.96%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of investment grade corporate bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	Institutional Class shares of the Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,108

Prospectus	19

PIMCO Low Duration Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	0.35%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/95–6/30/95)	3.55%

	Lowest (1/1/94–3/31/94)	-0.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	2.64%	5.50%	5.95%
Class D Return After Taxes on Distributions(1)	1.61%	3.40%	3.60%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	1.72%	3.37%	3.59%
Merrill Lynch 1-3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.25% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$77	$240	$417	$930

Prospectus	21

PIMCO Short-Term Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds: Pacific Investment Management Series

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	0.53%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	2.52%

	Lowest (1/1/94–3/31/94)	0.12%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	2.29%	4.40%	5.16%
Class D Return After Taxes on Distributions(1)	1.67%	2.71%	3.13%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	1.50%	2.70%	3.12%
Citigroup 3-Month Treasury Bill(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligations Fund Average(3)	1.49%	4.18%	4.78%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Amounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$77	$240	$417	$930

Prospectus	23

PIMCO Total Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	0.30%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	6.41%

	Lowest (1/1/94–3/31/94)	-2.76%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	5.23%	6.98%	7.27%
Class D Return After Taxes on Distributions(1)	3.57%	4.45%	4.51%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.45%	4.40%	4.49%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.25% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$77	$240	$417	$930

Prospectus	25

PIMCO Total Return Mortgage Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	0.60%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.56%

	Lowest (4/1/99–6/30/99)	-0.23%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	3.80%	7.17%	7.40%
Class D Return After Taxes on Distributions(1)	2.59%	4.74%	4.94%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	2.46%	4.60%	4.78%
Lehman Brothers Mortgage Index(2)	3.07%	6.55%	6.73%
Lipper U.S. Mortgage Fund Average(3)	2.50%	5.69%	5.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.45%	0.95%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.40% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.90% for Class D. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$122	$381	$660	$1,455

Prospectus	27

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Variable Dividend Risk

Because a significant portion of securities held by a Fund may have variable interest rates, the amounts of a Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced

28	PIMCO Funds: Pacific Investment Management Series

under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

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Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

Diversified Income and Emerging Markets Bond Funds	0.45%
All other Funds	0.25%

The Floating Income Fund and the Foreign Bond Fund (Unhedged), and Class D of the Investment Grade Corporate Bond Fund, were not operational during the fiscal year ended March 31, 2004. The investment advisory fees for the Floating Income Fund, the Foreign Bond Fund (Unhedged), and the Investment Grade Corporate Bond Fund are at annual rates of 0.30%, 0.25% and 0.25%, respectively, based upon the average daily net assets of the Funds.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms).

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*

Low Duration, Short-Term and Total Return Funds	0.50%
GNMA, High Yield, and Total Return Mortgage Funds	0.65%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.70%
Diversified Income Fund	0.75%
Emerging Markets Bond Fund	0.80%

*   As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

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The Floating Income Fund and the Foreign Bond Fund (Unhedged), and Class D of the Investment Grade Corporate Bond Fund, were not operational during the fiscal year ended March 31, 2004. The administrative fees for the Floating Income Fund, the Foreign Bond Fund (Unhedged) and the Investment Grade Corporate Bond Fund are at annual rates of 0.65%, 0.70% and 0.65%, respectively, based upon the average daily net assets of the Funds.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

Diversified Income Emerging Markets Bond Floating Income	Mohamed A. El-Erian	7/03* 8/99 7/04*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.

Foreign Bond (Unhedged) Foreign Bond (U.S. Dollar-Hedged)	Sudi Mariappa	4/04* 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000.
		4/00	Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Low Duration	William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.
Total Return		5/87*

Short-Term	Paul A. McCulley	8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

* Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in

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return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD, and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

32	PIMCO Funds: Pacific Investment Management Series

How to Buy and Sell Shares

General Information

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

•   Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Distributor or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

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The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

34	PIMCO Funds: Pacific Investment Management Series

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

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Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Short-Term, Total Return and Total Return Mortgage Funds	7 days
Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield and Investment Grade Corporate Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

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Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use

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pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if significant events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Each Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•     Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

•     Invest all distributions in Class D shares of any other Fund of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.

•     Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•     Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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•     Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•     Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•     Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

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Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When

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interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond and Diversified Income Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund except the Total Return Fund may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

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The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  The Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in securities of issuers based in countries with developing (or “emerging market”) economies. Each other Fund may invest in such securities up to the following limits:

Fund	Percentage of Fund’s Total Assets
Low Duration and Short-Term Funds	5%
Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Total Return and Total Return Mortgage Funds	10%

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines

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against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Prospectus	43

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

44	PIMCO Funds: Pacific Investment Management Series

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Prospectus	45

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund and the Foreign Bond Fund (Unhedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

46	PIMCO Funds: Pacific Investment Management Series

Prospectus	47

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Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Diversified Income Fund
07/31/2003–03/31/2004	$10.00	$0.27	$0.88	$1.15	$(0.30)	$(0.01)
Emerging Markets Bond Fund
03/31/2004	$10.05	$0.49	$1.77	$2.26	$(0.50)	$(1.08)
03/31/2003	9.60	0.65	0.71	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.67	1.78	2.45	(0.75)	(0.50)
03/31/2001	8.61	0.79	0.20	0.99	(0.80)	(0.40)
Foreign Bond Fund (U.S. Dollar-Hedged)
03/31/2004	$10.70	$0.27	$0.04	$0.31	$(0.28)	$(0.21)
03/31/2003	10.39	0.35	0.57	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)
03/31/2001	10.03	0.53	0.51	1.04	(0.54)	(0.21)
03/31/2000	10.63	0.59	(0.45)	0.14	(0.59)	(0.15)
GNMA Fund
03/31/2004	$11.05	$0.11	$0.31	$0.42	$(0.26)	$(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
05/31/2001–03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)
High Yield Fund
03/31/2004	$8.90	$0.65	$0.79	$1.44	$(0.65)	$0.00
03/31/2003	9.19	0.70	(0.28)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00
03/31/2001	10.22	1.52	(0.99)	0.53	(0.87)	0.00
03/31/2000	11.23	0.89	(1.01)	(0.12)	(0.89)	0.00
Low Duration Fund
03/31/2004	$10.33	$0.17	$0.08	$0.25	$(0.22)	$(0.05)
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)
03/31/2002	10.03	0.46	0.08	0.54	(0.50)	(0.01)
03/31/2001	9.81	0.62	0.24	0.86	(0.64)	0.00
03/31/2000	10.10	0.61	(0.29)	0.32	(0.61)	0.00
Short-Term Fund
03/31/2004	$10.04	$0.12	$0.06	$0.18	$(0.14)	$(0.01)
03/31/2003	10.00	0.25	0.07	0.32	(0.26)	(0.02)
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.62	0.09	0.71	(0.61)	(0.02)
03/31/2000	10.03	0.55	(0.08)	0.47	(0.55)	0.00

48	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.31)	$10.84	11.62%	$18,639	1.20	%+(b)	3.87%+	33%

$0.00	$(1.58)	$10.73	23.35%	$192,006	1.25%		4.57%	461%
0.00	(0.91)	10.05	15.66	92,630	1.27	(c)	7.02	388
0.00	(1.25)	9.60	30.94	27,004	1.26	(c)	7.05	620
0.00	(1.20)	8.40	12.58	11	1.33	(c)	9.33	902

$0.00	$(0.49)	$10.52	3.00%	$174,591	0.96	% (d)	2.52%	711%
(0.12)	(0.61)	10.70	9.13	144,142	0.95		3.31	589
0.00	(0.45)	10.39	5.21	53,177	0.96	(d)	4.09	434
0.00	(0.75)	10.32	10.84	26,590	0.99	(d)	5.26	417
0.00	(0.74)	10.03	1.51	9,955	1.16	(d)	5.77	330

$0.00	$(0.38)	$11.09	3.80%	$8,773	0.92	% (e)	0.98%	1,409%
0.00	(0.48)	11.05	8.16	6,083	0.95	% (f)	1.69	763
0.00	(0.46)	10.67	7.40	985	1.01	+ (g)	2.03 +	1,292

$0.00	$(0.65)	$9.69	16.62%	$461,971	0.90%		6.85%	105%
0.00	(0.71)	8.90	5.18	271,072	0.90		8.20	129
0.00	(0.75)	9.19	0.68	121,572	0.90		7.86	96
0.00	(0.87)	9.88	5.40	32,820	0.90		15.06	53
0.00	(0.89)	10.22	(1.14)	23,601	0.90		8.29	39

$0.00	$(0.27)	$10.31	2.41%	$644,925	0.75%		1.67%	247%
0.00	(0.49)	10.33	7.73	438,641	0.75		2.98	218
0.00	(0.51)	10.06	5.57	107,165	0.75		4.59	569
0.00	(0.64)	10.03	9.10	19,282	0.82	(h)	6.23	348
0.00	(0.61)	9.81	3.22	12,018	0.83	(h)	6.11	82

$0.00	$(0.15)	$10.07	1.79%	$233,211	0.75%		1.17%	268%
0.00	(0.28)	10.04	3.30	137,874	0.75		2.47	77
0.00	(0.41)	10.00	3.80	81,643	0.82	(h)	3.17	131
0.00	(0.63)	10.03	7.33	6,613	1.31	(h)	6.15	121
0.00	(0.55)	9.95	4.87	3,361	1.93	(h)	5.54	38

Prospectus	49

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
03/31/2004	$10.79	$0.26	$0.36	$0.62	$(0.29)	$(0.18)
03/31/2003	10.41	0.40	0.76	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.50	0.20	0.70	(0.51)	(0.30)
03/31/2001	9.96	0.64	0.56	1.20	(0.64)	0.00
03/31/2000	10.36	0.60	(0.40)	0.20	(0.60)	0.00
Total Return Mortgage Fund
03/31/2004	$10.75	$0.16	$0.31	$0.47	$(0.27)	$(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)
03/31/2001	9.97	0.59	0.63	1.22	(0.59)	(0.18)
03/31/2000	10.19	0.54	(0.20)	0.34	(0.56)	0.00

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

50	PIMCO Funds: Pacific Investment Management Series

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.47)	$10.94	5.86%	$1,871,253	0.75%		2.40%	273%
(0.78)	10.79	11.41	1,569,250	0.75		3.77	234
(0.81)	10.41	6.81	648,596	0.75		4.73	445
(0.64)	10.52	12.44	264,984	0.81	(h)	6.24	450
(0.60)	9.96	2.00	80,459	0.87	(h)	5.97	223

$(0.39)	$10.83	4.48%	$103,329	0.95	%(e)	1.48%	993%
(0.53)	10.75	9.05	126,132	0.90		1.98	844
(0.77)	10.35	7.43	28,929	0.90		3.37	1,193
(0.77)	10.42	12.69	1,261	0.90		5.78	848
(0.56)	9.97	3.47	166	0.90		5.38	1,476

Prospectus	51

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1	PIMCO Funds: Pacific Investment Management Series

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Prospectus  A-2

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3	PIMCO Funds: Pacific Investment Management Series

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus  A-4

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

The PIMCO Funds: A Diverse Fund Family

PIMCO Advisors provides access to the specialized equity and fixed-income expertise of its affiliated institutional investment firms. Together these firms manage over $485 billion and have a client list that includes over half of the 100 largest corporations in America. This expertise is available to financial advisors and their clients through the PIMCO Funds, a diverse family of stock and bond funds.

PIMCO Stock Funds

Value

PEA Value Fund

NACM Value Fund

NFJ Dividend Value Fund

PEA Renaissance Fund

NACM Flex-Cap Value Fund

NFJ Small-Cap Value Fund

Blend

PEA Growth & Income Fund

CCM Capital Appreciation Fund

CCM Mid-Cap Fund

Growth

RCM Large-Cap Growth Fund

PEA Growth Fund

RCM Tax-Managed Growth Fund

NACM Growth Fund

RCM Mid-Cap Fund

PEA Target Fund

International

NACM Global Fund

RCM Global Small-Cap Fund

RCM International Growth Equity Fund

NACM Pacific Rim Fund

Sector-Related

RCM Global Healthcare Fund

RCM Biotechnology Fund

RCM Global Technology Fund

PEA Innovation Fund

PIMCO IndexPLUS Stock Funds

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

PIMCO Bond Funds

Cash Management

Short-Term Fund

Low Duration Fund

Floating Income Fund

Short Duration Municipal Income Fund

Core

Total Return Fund

Diversified Income Fund

Investment Grade Corporate Bond Fund

Specialized

Government/Mortgage

  GNMA Fund

  Total Return Mortgage Fund

High Yield

  High Yield Fund

International

  Foreign Bond Fund (Unhedged)

  Foreign Bond Fund (U.S. Dollar-Hedged)

  Emerging Markets Bond Fund

Tax-Exempt

  Municipal Bond Fund

  California Intermediate Municipal Bond Fund

  California Municipal Bond Fund

  New York Municipal Bond Fund

PIMCO Real Return Strategy Funds

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

Assets under management are as of 6/30/04. The PIMCO Stock Funds are offered in the PIMCO Funds: Multi-Manager Series (MMS) prospectus. For additional details on the PIMCO Stock Funds, contact your financial advisor (or call 1-888-87-PIMCO) to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. Under no circumstances does this information represent a recommendation to buy or sell mutual funds. PA Distributors LLC, 2187 Atlantic Street, Stamord, CT 06902

PZ009.7/04	This cover is not part of the Prospectus

Prospectus
07.30.04

PIMCO Real Return Strategy & IndexPLUS Funds Receive this electronically and eliminate paper mailings. To enroll, go to www.pimcoadvisors.com/edelivery.

Share Classes	REAL RETURN STRATEGY FUNDS
A B C

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

INDEXPLUS STOCK FUNDS

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Classes A, B and C

This prospectus describes 7 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality (1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%

	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)

	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%

	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%

	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%

	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments Made by the All Asset Fund

The All Asset Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund invests are called Underlying Funds in this prospectus.

Prospectus	3

PIMCO All Asset Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the International StockPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

4	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/30/03), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	5

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	1.65%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	6.06%

	Lowest (3rd Qtr. ‘03)	0.42%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (7/31/02)
Class A Return Before Taxes	10.12%	15.67%
Class A Return After Taxes on Distributions(1)	8.46%	13.73%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.56%	12.20%
Class B Return Before Taxes	9.44%	15.96%
Class C Return Before Taxes	13.48%	18.62%
Lehman Global Real: U.S. TIPS: 1-10 Year Index(2)	7.11%	9.02%
CPI + 500 Basis Points(3)	7.08%	7.11%
Lipper Flexible Portfolio Fund Avg(4)	21.47%	13.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	Lehman Global Real: U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of 1 to 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Class A	0.20%	0.25%	0.45%	0.63%	1.53%	(0.03)%	1.50%
Class B	0.20	1.00	0.45	0.63	2.28	(0.03)	2.25
Class C	0.20	1.00	0.45	0.63	2.28	(0.03)	2.25

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.
(3)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see “Management of the Funds—Fund of Funds Fees.” PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.50% for Class A, and 2.25% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B, or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$593	$894	$1,217	$2,128	$593	$894	$1,217	$2,128
Class B	725	994	1,390	2,362	225	694	1,190	2,362
Class C	325	694	1,190	2,554	225	694	1,190	2,554

Prospectus	7

PIMCO CommodityRealReturn Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (7/31/02), performance shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	7.95%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘03)	12.45%

	Lowest (1st Qtr. ‘03)	3.98%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Class A Return Before Taxes	21.99%	31.57%
Class A Return After Taxes on Distributions(1)	18.23%	26.55%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	14.28%	23.95%
Class B Return Before Taxes	23.13%	33.35%
Class C Return Before Taxes	25.91%	34.76%
Dow Jones – AIG Commodity Total Return Index(2)	23.93%	24.14%
Lipper Specialty/Miscellaneous Avg.(3)	31.40%	12.60%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty/Miscellaneous Average is a total return performance average of Funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g. transportation, retailing, or paper, etc.) or that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Prospectus	9

PIMCO CommodityRealReturn Strategy Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.50%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.50%	1.24%
Class B	0.49	1.00	0.50	1.99
Class C	0.49	1.00	0.50	1.99

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$669	$922	$1,194	$1,967	$669	$922	$1,194	$1,967
Class B	702	924	1,273	2,121	202	624	1,073	2,121
Class C	302	624	1,073	2,317	202	624	1,073	2,317

10	PIMCO Funds: Pacific Investment Management Series

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Prospectus	11

PIMCO International StocksPLUS TR Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management Fund Category Equity-Related	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East “EAFE” Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

12	PIMCO Variable Insurance Trust

PIMCO International StocksPLUS TR Strategy Fund (continued)

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	MaximumContingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.50%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.55%	0.25%	1.18%	1.98%	(0.63)%	1.35%
Class B	0.55	1.00	0.95	2.50	(0.40)	2.10
Class C	0.55	1.00	1.13	2.68	(0.58)	2.10

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.55% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.35% for Class A, and 2.10% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$680	$954	$680	$954
Class B	713	958	213	658
Class C	313	658	213	658

Prospectus	13

PIMCO Real Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration ± 3 years of its Index	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Variable Insurance Trust

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	1.90%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	7.58%

	Lowest (4th Qtr. ‘01)	-1.37%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class A Return Before Taxes	4.78%	9.48%	8.05%
Class A Return After Taxes on Distributions(1)	2.47%	6.80%	5.49%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	3.57%	6.49%	5.30%
Class B Return Before Taxes	2.22%	9.05%	7.72%
Class C Return Before Taxes	6.48%	9.60%	7.98%
Lehman Global Real: U.S. TIPS Index(2)	8.40%	9.57%	7.84%
Lipper Treasury Inflation-Protected Securities Avg(3)	7.36%	8.96%	7.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 business days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.75	0.40	1.40

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$ 784	$1,375	$389	$578	$784	$1,375
Class B	668	820	1,097	1,754*	168	520	897	1,754*
Class C	243	443	766	1,680	143	443	766	1,680
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661.

Prospectus	15

PIMCO RealEstateRealReturn Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

16	PIMCO Variable Insurance Trust

PIMCO RealEstateRealReturn Strategy Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.49%	0.25%	0.58%	1.32%	(0.08)%	1.24%
Class B	0.49	1.00	0.60	2.09	(0.10)	1.99
Class C	0.49	1.00	0.59	2.08	(0.09)	1.99

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.50% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.24% for Class A, and 1.99% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$669	$922	$669	$922
Class B	702	924	202	624
Class C	302	624	202	624

Prospectus	17

PIMCO StocksPLUS Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Variable Insurance Trust

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	2.69%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘98)	21.23%

	Lowest (3rd Qtr. ‘02)	-16.84%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	25.00%	-0.87%	11.03%
Class A Return After Taxes on Distributions(1)	23.14%	-3.08%	6.77%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	16.22%	-1.84%	7.07%
Class B Return Before Taxes	23.06%	-1.26%	10.78%
Class C Return Before Taxes	27.36%	-0.74%	10.82%
S&P 500 Index(2)	28.68%	-0.57%	11.07%
Lipper Large-Cap Core Fund Average(3)	25.57%	-1.66%	8.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalization (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charge a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.40%	0.25%	0.40%	1.05%
Class B	0.40	1.00	0.40	1.80
Class C	0.40	0.75	0.40	1.55
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$404	$624	$ 862	$1,544	$404	$624	$862	$1,544
Class B	683	866	1,175	1,919*	183	566	975	1,919*
Class C	258	490	845	1,845	158	490	845	1,845
* For	Class B shares purchased prior to January 1, 2002, this amount is $1,826.

Prospectus	19

PIMCO StocksPLUS Total Return Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (7/31/02), performance shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	PIMCO Variable Insurance Trust

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	3.37%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	17.22%

	Lowest (1st Qtr. ‘03)	-2.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Class A Return Before Taxes	26.64%	12.66%
Class A Return After Taxes on Distributions(1)	25.39%	11.60%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	17.64%	10.24%
Class B Return Before Taxes	24.23%	11.42%
Class C Return Before Taxes	28.26%	13.92%
S&P 500 Index(2)	28.68%	10.02%
Lipper Large-Cap Core Fund Average(3)	25.57%	7.73%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Prospectus	21

PIMCO StocksPLUS Total Return Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.49%	0.25%	0.46%	1.20%	(0.01)%	1.19
Class B	0.49	1.00	0.46	1.95	(0.01)	1.94
Class C	0.49	1.00	0.46	1.95	(0.01)	1.94

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed 1.19% for Class A, and 1.94% for Class B and Class C. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B, or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$566	$811	$1,075	$1,828	$566	$811	$1,075	$1,828
Class B	697	909	1,247	2,067	197	609	1,047	2,067
Class C	297	609	1,047	2,264	197	609	1,047	2,264

22	PIMCO Variable Insurance Trust

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	23

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this

24	PIMCO Funds: Pacific Investment Management Series

prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issues. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a

Prospectus	25

narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risks

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York

26	PIMCO Funds: Pacific Investment Management Series

issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation Risk

The All Asset Fund’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as sub-advisor to the All Asset Fund. Research Affiliates, LLC is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
All Asset Fund	0.20%
Real Return Fund	0.25%
StocksPLUS Fund	0.40%
CommodityRealReturn Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds	0.49%
International StocksPLUS TR Strategy Fund	0.55%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
Real Return and StocksPLUS Funds	0.40%
All Asset and StocksPLUS Total Return Funds	0.45%
CommodityRealReturn Strategy and RealEstateRealReturn Strategy Funds	0.50%
International StocksPLUS TR Strategy Fund	0.55%

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.45%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class A, B or C shares, as applicable. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total amount invested in Underlying PIMS Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Diversified Income Fund	0.45	0.31	0.75	(2)
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.25	0.75
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.26	0.51
Global Bond Fund (Unhedged)	0.25	0.31	0.56
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.31	0.56
GNMA Fund	0.25	0.27	0.52
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.53	0.85	(3)
Investment Grade Corporate Bond Fund	0.25	0.26	0.51
Long-Term U.S. Government Fund	0.25	0.26	0.51
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.27	0.52
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.15	0.20	0.35
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.40	0.26	0.66
RealEstateRealReturn Strategy Fund	0.49	0.88	0.74	(4)
Short Duration Municipal Income Fund	0.20	0.19	0.39
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Total Return Fund	0.49	0.26	0.74	(4)
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.30	0.55

(1)	Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy Fund and RealEstateRealReturn Strategy Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expanses for the Institutional Class shares, to the extent they would exceed 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

28	PIMCO Funds: Pacific Investment Management Series

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

All Asset	Robert D. Arnott	7/02*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, LLP.
CommodityRealReturn Strategy Real Return	John B. Brynjolfsson	6/02* 1/97*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.
International StocksPLUS TR Strategy	Pasi Hamalainen	10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.
RealEstateRealReturn Strategy	John B. Brynjolfsson	10/03*	Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.
StocksPLUS StocksPLUS Total Return	William H. Gross	1/98 6/02*	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team which manages the StocksPLUS and StocksPLUS Total Return Funds.

*	Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

Prospectus	29

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM PAD, and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund. The maximum initial sales charge is 3.00% for the Real Return and StocksPLUS Funds, 4.50% for the All Asset and StocksPLUS Total Return Funds, and 5.50% for the CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

30	PIMCO Funds: Pacific Investment Management Series

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

30.1	PIMCO Funds: Pacific Investment Management Series

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year (eighteen months in the case of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds) after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges--Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Real Return and StocksPLUS Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

$0–$49,999	3.09%	3.00%
$50,000–$99,999	2.56%	2.50%
$100,000–$249,999	2.04%	2.00%
$250,000–$499,999	1.52%	1.50%
$500,000–$999,999	1.27%	1.25%
$1,000,000 +	0.00%*	0.00%*

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All Asset and StocksPLUS Total Return Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

$0–$49,999	4.71%	4.50%
$50,000–$99,999	4.17%	4.00%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%*	0.00%*
CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds
Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price

$0–$49,999	5.82%	5.50%

$50,000–$99,999	4.71%	4.50%

$100,000–$249,999	3.63%	3.50%

$250,000–$499,999	2.56%	2.50%

$500,000–$999,999	2.04%	2.00%

$1,000,000 +	0.00%*	0.00%*

  *  As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*	For Class C shares of the CommodityRealReturn Strategy Fund, RealEstateRealReturn Strategy Fund or International StocksPLUS TR Strategy Fund purchased, the Class C CDSC is charged for the first eighteen months after purchase.

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated--Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted

32	PIMCO Funds: Pacific Investment Management Series

from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated--Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

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There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
All Funds	0.25%	0.00%

Class B
All Funds	0.25%	0.75%

Class C
Real Return and StocksPLUS Funds	0.25%	0.50%
All other Funds	0.25%	0.75%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

34	PIMCO Funds: Pacific Investment Management Series

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or redemption or other fee. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PA Distributors LLC, along with a completed application form to:

   PA Distributors LLC

   P.O. Box 9688

   Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Prospectus	35

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a

Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

36	PIMCO Funds: Pacific Investment Management Series

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PA Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO” Funds Shareholders’ Guide” above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•   Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•   Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or

Prospectus	37

transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•   Telephone requests to the Transfer Agent

•   PIMCO Funds Automated Telephone System (ATS)

•   Expedited wire transfers

•   Automatic Withdrawal Plan

•   PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Effective with respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Real Return Fund	7 days
All Asset, CommodityRealReturn Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

38	PIMCO Funds: Pacific Investment Management Series

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

•   Redemption Fees (with respect to shares acquired before June 15, 2004).    Investors in Class A, B or C shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

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Waiver of Redemption Fees.  Redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fee against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.   Name;

2.   Date of birth (for individuals);

3.   Residential or business street address; and

4.   Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

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Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Real Return Fund	•
All other Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•   Taxes on Fund distributions.    If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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•   Taxes when you sell (redeem) or exchange your shares.    Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   Consult your tax advisor about other possible tax consequences.    This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•   A Note on the CommodityRealReturn Strategy, Real Return and RealEstateRealReturn Strategy Funds.    Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

•   A Note on Funds of Funds.    The All Asset Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

Characteristics and Risks of Securities and Investment

Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset Fund invests its assets in shares of the Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the All Asset Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Several of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The

42	PIMCO Funds: Pacific Investment Management Series

proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.

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CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

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Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Real Return Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

While the International StocksPLUS TR Strategy Fund will generally invest in equity derivatives and will not normally invest directly in equity securities, the Fund may invest without limit directly in equity securities, including common stocks, preferred stocks, and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.    Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index.

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A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.    Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one

46	PIMCO Funds: Pacific Investment Management Series

currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Prospectus	47

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•     A Note on the CommodityRealReturn Strategy Fund.  While each Fund may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

48	PIMCO Funds: Pacific Investment Management Series

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The All Asset Fund invests substantially all of its assets in other investment companies. The All Asset Fund’s investment in a particular underlying Fund normally will not exceed 50% of its total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Prospectus	49

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

50	PIMCO Funds: Pacific Investment Management Series

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Descriptions of the Underlying Funds

Because the All Asset Fund invests its assets in the Underlying Funds, and not all of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. In addition, at the discretion of PIMCO and without shareholder approval, the All Asset Fund may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

52	PIMCO Funds: Pacific Investment Management Series

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Prospectus	53

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
Class A
04/30/2003 – 03/31/2004	$11.39	$0.72	$1.21	$1.93	$(0.45)	$(0.09)
Class B
04/30/2003 – 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
04/30/2003 – 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)
CommodityRealReturn Strategy Fund
Class A
03/31/2004	$12.02	$5.70	$(0.54)	$5.16	$(1.39)	$(0.14)
11/29/2002 – 03/31/2003	11.38	(2.36)	3.77	1.41	(0.77)	0.00
Class B
03/31/2004	12.00	5.31	(0.26)	5.05	(1.32)	(0.14)
11/29/2002 – 03/31/2003	11.38	(2.45)	3.83	1.38	(0.76)	0.00
Class C
03/31/2004	12.00	5.79	(0.75)	5.04	(1.33)	(0.14)
11/29/2002 – 03/31/2003	11.38	(2.53)	3.91	1.38	(0.76)	0.00
International StocksPLUS TR Strategy Fund
Class A
10/30/2003 – 03/31/2004	$10.00	$0.43	$0.59	$1.02	$(0.26)	$0.00
Class B
10/30/2003 – 03/31/2004	10.00	0.53	0.46	0.99	(0.23)	0.00
Class C
10/30/2003 – 03/31/2004	10.00	0.60	0.39	0.99	(0.25)	0.00
Real Return Fund
Class A
03/31/2004	$11.42	$0.33	$0.90	$1.23	$(0.35)	$(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.31	0.13	0.44	(0.45)	(0.10)
03/31/2001	9.92	0.71	0.61	1.32	(0.76)	(0.08)
03/31/2000	9.83	0.64	0.11	0.75	(0.64)	(0.02)
Class B
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
03/31/2002	10.40	0.23	0.13	0.36	(0.37)	(0.10)
03/31/2001	9.92	0.64	0.60	1.24	(0.68)	(0.08)
03/31/2000	9.83	0.57	0.11	0.68	(0.57)	(0.02)
Class C
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)
03/31/2002	10.40	0.25	0.13	0.38	(0.39)	(0.10)
03/31/2001	9.92	0.68	0.59	1.27	(0.71)	(0.08)
03/31/2000	9.83	0.58	0.12	0.70	(0.59)	(0.02)
RealEstateRealReturn Strategy Fund
Class A
10/30/2003 – 03/31/2004	$10.00	$2.70	$0.09	$2.79	$(0.84)	$0.00
Class B
10/30/2003 – 03/31/2004	10.00	2.89	(0.13)	2.76	(0.82)	0.00
Class C
10/30/2003 – 03/31/2004	10.00	2.60	0.16	2.76	(0.83)	0.00
StocksPLUS Fund
Class A
03/31/2004	$7.58	$1.43	$1.16	$2.59	$(0.70)	$0.00
03/31/2003	9.97	(0.81)	(1.46)	(2.27)	(0.12)	0.00
03/31/2002	10.10	0.31	(0.22)	0.09	(0.22)	0.00
03/31/2001	14.06	(0.01)	(2.80)	(2.81)	(0.24)	(0.91)
03/31/2000	14.26	1.05	1.27	2.32	(1.04)	(1.48)
Class B
03/31/2004	7.44	1.41	1.06	2.47	(0.63)	0.00
03/31/2003	9.83	(0.87)	(1.42)	(2.29)	(0.10)	0.00
03/31/2002	9.98	0.24	(0.22)	0.02	(0.17)	0.00
03/31/2001	13.96	(0.09)	(2.79)	(2.88)	(0.19)	(0.91)
03/31/2000	14.18	0.90	1.30	2.20	(0.94)	(1.48)
Class C
03/31/2004	7.49	1.42	1.09	2.51	(0.65)	0.00
03/31/2003	9.88	(0.86)	(1.42)	(2.28)	(0.11)	0.00
03/31/2002	10.03	0.26	(0.22)	0.04	(0.19)	0.00
03/31/2001	14.00	(0.07)	(2.79)	(2.86)	(0.20)	(0.91)
03/31/2000	14.21	0.94	1.30	2.24	(0.97)	(1.48)
StocksPLUS Total Return Fund
Class A
07/31/2003 – 03/31/2004	$10.75	$0.02	$1.81	$1.83	$(0.03)	$(0.39)
Class B
07/31/2003 – 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
07/31/2003 – 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

54	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.54)	$12.78	20.35%	$333,578	0.87	%+(b)	6.41	%+	99%

0.00	(0.49)	12.73	19.40	86,963	1.62	+ (c)	5.95	+	99

0.00	(0.49)	12.73	19.43	290,297	1.62	+ (c)	5.64	+	99

$0.00	$(1.53)	$15.65	44.77%	$912,154	1.24%		39.56%		290%
0.00	(0.77)	12.02	12.64	22,380	1.24	+ (d)	(55.21	)+	492

0.00	(1.46)	15.59	43.77	145,122	1.99		37.40		290
0.00	(0.76)	12.00	12.44	5,858	1.99	+ (e)	(57.66	)+	492

0.00	(1.47)	15.57	43.76	685,963	1.99		40.12		290
0.00	(0.76)	12.00	12.42	9,258	1.99	+ (f)	(59.69	)+	492

$0.00	$(0.26)	$10.76	10.31%	$229	1.35	%+(g)	9.86	%+	41%

0.00	(0.23)	10.76	10.00	79	2.10	+ (h)	12.38	+	41

0.00	(0.25)	10.74	9.99	832	2.10	+ (i)	14.01	+	41

$0.00	$(0.86)	$11.79	11.24%	$2,503,472	0.90%		2.84%		308%
0.00	(0.63)	11.42	17.46	1,482,474	0.91	(j)	3.96		191
0.00	(0.55)	10.29	4.22	527,616	0.90		3.03		237
0.00	(0.84)	10.40	13.97	95,899	0.94	(j)	7.03		202
0.00	(0.66)	9.92	7.93	17,676	0.93	(j)	6.57		253

0.00	(0.77)	11.79	10.41	1,279,605	1.65		2.17		308
0.00	(0.54)	11.42	16.59	1,019,107	1.66	(k)	3.20		191
0.00	(0.47)	10.29	3.44	367,369	1.65		2.17		237
0.00	(0.76)	10.40	13.12	54,875	1.69	(k)	6.33		202
0.00	(0.59)	9.92	7.16	11,463	1.68	(k)	5.82		253

0.00	(0.80)	11.79	10.69	2,088,573	1.40		2.38		308
0.00	(0.57)	11.42	16.88	1,464,288	1.41	(l)	3.43		191
0.00	(0.49)	10.29	3.70	516,693	1.40		2.43		237
0.00	(0.79)	10.40	13.42	81,407	1.44	(l)	6.69		202
0.00	(0.61)	9.92	7.40	17,336	1.43	(l)	5.90		253

$0.00	$(0.84)	$11.95	29.25%	$9,791	1.24	%+(m)	57.88	%+	158%

0.00	(0.82)	11.94	28.97	3,280	1.99	+ (n)	61.66	+	158

0.00	(0.83)	11.93	28.90	6,193	1.99	+ (o)	55.77	+	158

$0.00	$(0.70)	$9.47	33.40%	$125,955	1.05%		15.66%		287%
0.00	(0.12)	7.58	(22.82)	78,753	1.05		(9.89)		282
0.00	(0.22)	9.97	0.86	107,085	1.06	(p)	3.10		455
0.00	(1.15)	10.10	(21.31)	108,332	1.05		(0.05)		270
0.00	(2.52)	14.06	17.26	160,847	1.05		7.21		92

0.00	(0.63)	9.28	33.43	142,897	1.80		15.79		287
0.00	(0.10)	7.44	(23.32)	116,047	1.80		(10.72)		282
0.00	(0.17)	9.83	0.13	200,010	1.81	(q)	2.42		455
0.00	(1.10)	9.98	(21.91)	240,913	1.80		(0.74)		270
0.00	(2.42)	13.96	16.40	374,171	1.80		6.27		92

0.00	(0.65)	9.35	33.78	152,375	1.55		15.84		287
0.00	(0.11)	7.49	(23.14)	116,803	1.55		(10.57)		282
0.00	(0.19)	9.88	0.31	187,100	1.56	(r)	2.60		455
0.00	(1.11)	10.03	(21.66)	207,945	1.55		(0.59)		270
0.00	(2.45)	14.00	16.69	311,942	1.55		6.47		92

$0.00	$(0.42)	$12.16	17.28%	$29,621	1.19	%+(s)	0.20	%+	282%

0.00	(0.40)	12.07	16.28	10,505	1.92	+ (t)	(0.54	)+	282

0.00	(0.40)	12.08	16.40	23,048	1.92	+ (t)	(0.54	)+	282

Prospectus	55

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.45%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.43%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.48%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.98%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.50%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.68%.
(j)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(k)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(l)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(m)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.32%.
(n)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.09%.
(o)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.08%.
(p)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(q)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(r)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(s)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.20%.
(t)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.96%.

56	PIMCO Funds: Pacific Investment Management Series

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds: Pacific Investment Management Series

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus A-3

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company Act File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not	part of the prospectus

Receive this document electronically

and eliminate paper mailings

www.pimcoadvisors.com

PIMCO Funds offers you the option to receive your shareholder communications online. This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home.

Here’s how it works

As communications become available, we’ll send you an e-mail notification containing the Internet address where you can view, save or print the materials. Your participation in eDelivery begins in the quarter you enroll.

Sign up today—it’s fast and easy

To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

Please note:  Each account holder in your household must enroll separately to eliminate all paper mailings to your home.

PZ692. 7/04	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	This cover is not part of the Prospectus

Prospectus 07.30.04

PIMCO Real Return Strategy & IndexPLUS Funds

Share Class	REAL RETURN STRATEGY FUNDS
D

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

INDEXPLUS STOCK FUNDS

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Class D

This prospectus describes 7 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%
	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(4)
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments Made by the All Asset Fund

The All Asset Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund invests are called Underlying Funds in this prospectus.

Prospectus	3

PIMCO All Asset Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the International StockPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issues than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

4	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Global Real: U.S. TIPS 1–10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for all Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/30/03), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	5

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	1.65%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	6.05%

	Lowest (3rd Qtr. ‘03)	0.46%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (7/31/02)
Class D Return Before Taxes	15.32%	19.49%
Class D Return After Taxes on Distributions(1)	13.61%	17.51%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	9.94%	15.45%
Lehman Global Real: U.S. TIPS: 1-10 Year Index(2)	7.11%	9.02%
CPI + 500 Basis Points(3)	7.08%	7.11%
Lipper Flexible Portfolio Funds Average(4)	21.47%	13.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Global Real: U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of 1 to 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO All Asset Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Class D	0.20%	0.25%	0.45%	0.63%	1.53%	(0.03)%	1.50%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Management of the Funds—Fund of Funds Fees.” PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for Class D shares to the extent they would exceed 1.46% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$153	$474	$818	$1,791

Prospectus	7

PIMCO CommodityRealReturn Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (11/29/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	7.93%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘03)	12.45%

	Lowest (1st Qtr. ‘03)	3.98%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Class D Return Before Taxes	29.12%	36.68%
Class D Return After Taxes on Distributions(1)	25.13%	31.45%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	18.91%	28.24%
Dow Jones – AIG Commodity Total Return Index(2)	23.93%	24.14%
Lipper Specialty/Miscellaneous Avg.(3)	31.40%	12.60%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty/Miscellaneous Average is a total return performance average of Funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g. transportation, retailing, or paper, etc.) or that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.49%	0.25%	0.50%	1.24%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$126	$393	$681	$1,500

Prospectus	9

PIMCO International StocksPLUS TR Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management Fund Category Equity-Related	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East “EAFE” Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. Stocks chosen for the Fund are not limited to those with any particular weighting in the Index. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO International StocksPLUS TR Strategy Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.55%	0.25%	0.92%	1.72%	(0.37)%	1.35%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   ”Other Expenses” reflect an administrative fee of 0.55% that is not reflected under Distribution and/or Service (12b-1) Fees, and organizational expenses.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for Class D shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.35% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3
Class D	$137	$428

Prospectus	11

PIMCO Real Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	1.90%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/02–9/30/02)	7.58%

	Lowest (10/1/01–12/31/01)	-1.37%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class D Return Before Taxes	8.02%	10.15%	8.53%
Class D Return After Taxes on Distributions(1)	5.65%	7.46%	5.96%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	5.70%	7.07%	5.73%
Lehman Global Real: U.S. TIPS Index(2)	8.40%	9.57%	7.84%
Lipper Treasury Inflation-Protected Securities Average(3)	7.36%	8.96%	7.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,108

Prospectus	13

PIMCO RealEstateRealReturn Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart of annual returns table is included for the Fund.

14	PIMCO Funds: Pacific Investment Management Series

PIMCO RealEstateRealReturn Strategy Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.49%	0.25%	0.61%	1.35%	(0.10)%	1.25%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses,” reflect an administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees, interest expense, organizational expenses and pro rata Trustees fees. Total Annual Operating Expenses excluding interest expense is 1.34%. Interest expense is generally incurred as a result of investment management activities.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for Class D shares to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 1.24% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3
Class D	$126	$393

Prospectus	15

PIMCO StocksPLUS Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For the period prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class D Calendar Year End (through 12/31)	More Recent Return Information

	1/1/04–6/30/04	2.71%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/98–12/31/98)	21.17%

	Lowest (7/1/02–9/30/02)	-16.90%

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	29.05%	-0.34%	11.32%
Class D Return After Taxes on Distributions(1)	27.10%	-2.56%	7.05%
Class D Return After Taxes on Distributions and Sale of Fund Shares (1)	18.84%	-1.40%	7.33%
S&P 500 Index(2)	28.68%	-0.57%	11.07%
Lipper Large-Cap Core Fund Average(3)	25.57%	-1.66%	8.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.40%	0.25%	0.40%	1.05%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$107	$334	$579	$1,283

Prospectus	17

PIMCO StocksPLUS Total Return Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For the period prior to the inception date of Class D shares (7/31/03), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	3.38%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	17.22%

	Lowest (1st Qtr. ‘03)	-2.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Class D Return Before Taxes	30.12%	14.70%
Class D Return After Taxes on Distributions(1)	28.97%	13.70%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	20.04%	12.06%
S&P 500 Index(2)	28.68%	10.02%
Lipper Large-Cap Core Fund Average(3)	25.57%	7.73%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.49%	0.25%	0.46%	1.20%	(0.01)%	1.19%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees, and organizational expenses.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 1.19% for Class D. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$121	$378	$654	$1,443

Prospectus	19

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the

20	PIMCO Funds: Pacific Investment Management Series

underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issues. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Prospectus	21

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that

22	PIMCO Funds: Pacific Investment Management Series

of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation Risk

The All Asset Fund’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-adviser to the All Asset Fund. Research Affiliates, LLC is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

All Asset Fund	0.20%
Real Return Fund	0.25%
StocksPLUS Fund	0.40%
CommodityRealReturn Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds	0.49%
International StocksPLUS TR Strategy Fund	0.55%

In addition, PIMCO pays a fee to Research Affiliates, the asset allocation sub-adviser of the All Asset Fund, at an annual rate of 0.20% of the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms).

Prospectus	23

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*

Real Return and StocksPLUS Funds	0.65%
All Asset and StocksPLUS Total Return Funds	0.70%
CommodityRealReturn Strategy and RealEstateRealReturn Strategy Funds	0.75%
International StocksPLUS TR Strategy Fund	0.80%

*   As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.70%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class D shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total assets invested in Underlying PIMS Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

24	PIMCO Funds: Pacific Investment Management Series

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class Shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.20%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Diversified Income Fund	0.45	0.31	0.75	(2)
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.25	0.75
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.26	0.51
Global Bond Fund (Unhedged)	0.25	0.31	0.56
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.31	0.56
GNMA Fund	0.25	0.27	0.52
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.53	0.85	(3)
Investment Grade Corporate Bond Fund	0.25	0.26	0.51
Long-Term U.S. Government Fund	0.25	0.26	0.51
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.27	0.52
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.15	0.20	0.35
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.40	0.26	0.66
RealEstateRealReturn Strategy Fund	0.49	0.88	0.74	(4)
Short Duration Municipal Income Fund	0.20	0.19	0.39
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Total Return Fund	0.49	0.26	0.74	(4)
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.30	0.55

(1)	Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy Fund, and RealEstateRealReturn Strategy Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.

(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares, to the extent they would exceed 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided the expenses, including such recoupment, do not exceed the annual expense limit.

(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Prospectus	25

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

All Asset	Robert D. Arnott	7/02*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P.

CommodityRealReturn Strategy	John B. Brynjolfsson	6/02*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.
Real Return		1/97*

International StocksPLUS TR Strategy	Pasi Hamalainen	10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.

RealEstateRealReturn Strategy	John B. Brynjolfsson	10/03*	Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

StocksPLUS	William H. Gross	1/98	Managing Director, Chief Investment Officer and a founding partner of PIMCO.
StocksPLUS Total Return		6/02*	He leads a team which manages the StocksPLUS and StocksPLUS Total Return Funds.

* Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

26	PIMCO Funds: Pacific Investment Management Series

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•   Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net

Prospectus	27

assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

27.1	PIMCO Funds: Pacific Investment Management Series

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

28	PIMCO Funds: Pacific Investment Management Series

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment

Prospectus	29

minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are

30	PIMCO Funds: Pacific Investment Management Series

required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Effective with respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Real Return Fund	7 days
All Asset, CommodityRealReturn Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the systematic capability to assess or collect the Redemption Fee. The Funds may

Prospectus	31

nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

•   Redemption Fees (with respect to shares acquired before June 15, 2004).  Investors in Class D shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fee against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

32	PIMCO Funds: Pacific Investment Management Series

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if significant events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Real Return Fund	•
All other Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•     Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

•     Invest all distributions in Class D shares of any other Fund of the Trust or PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.

•     Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•     Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Prospectus	33

•     Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•     Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•     Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•     A Note on the CommodityRealReturn Strategy, Real Return and RealEstateRealReturn Strategy Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•   A Note on Funds of Funds.  The All Asset Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset Fund invests its assets in shares of the Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in this Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Several of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as

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quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified

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pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

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Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Real Return Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

While the International StocksPLUS TR Strategy Fund will generally invest in equity derivatives and will not normally invest directly in equity securities, the Fund may invest without limit directly in equity securities, including common stocks, preferred stocks, and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country.

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The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to

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cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”). This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•     A Note on the CommodityRealReturn Strategy Fund.  While each Fund may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

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An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The All Asset Fund invests substantially all of its assets in other investment companies. The All Asset Fund’s investment in a particular underlying Fund normally will not exceed 50% of its total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

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Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

42	PIMCO Funds: Pacific Investment Management Series

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Prospectus	43

Descriptions of the Underlying Funds

Because the All Asset Fund invests its assets in the Underlying Funds, and not all of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. In addition, at the discretion of PIMCO and without shareholder approval, the All Asset Fund may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2–5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3–6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3–6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher-yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3–8 years	Max 10% below B	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0-30%
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0-30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%

44	PIMCO Funds: Pacific Investment Management Series

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%
(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Prospectus	45

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
04/30/2003–03/31/2004	$11.39	$0.63	$1.29	$1.92	$(0.44)	$(0.09)
CommodityRealReturn Strategy Fund
03/31/2004	$12.03	$5.65	$(0.48)	$5.17	$(1.40)	$(0.14)
11/29/2002–03/31/2003	11.38	(2.68)	4.09	1.41	(0.76)	0.00
International StocksPLUS TR Strategy Fund
10/30/2003–03/31/2004	$10.00	$0.74	$0.28	$1.02	$(0.26)	$0.00
Real Return Fund
03/31/2004	$11.42	$0.35	$0.88	$1.23	$(0.35)	$(0.51)
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)
03/31/2001	9.92	0.72	0.60	1.32	(0.76)	(0.08)
03/31/2000	9.83	0.63	0.12	0.75	(0.64)	(0.02)
RealEstateRealReturn Strategy Fund
10/30/2003–03/31/2004	$10.00	$2.58	$0.21	$2.79	$(0.83)	$0.00
StocksPLUS Fund
03/31/2004	$7.56	$1.12	$1.46	$2.58	$(0.70)	$0.00
03/31/2003	9.93	(0.80)	(1.45)	(2.25)	(0.12)	0.00
03/31/2002	10.12	0.32	(0.29)	0.03	(0.22)	0.00
03/31/2001	14.08	(0.05)	(2.76)	(2.81)	(0.24)	(0.91)
03/31/2000	14.27	1.04	1.29	2.33	(2.01)	(0.51)
StocksPLUS Total Return Fund
07/31/2003–03/31/2004	$10.75	$0.02	$1.77	$1.79	$(0.03)	$(0.39)

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets (excluding recoupment of expenses of Underlying PIMS Funds in which the Fund invests) is 0.90%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.72%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.35%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.24%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.20%

46	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.53)	$12.78	17.15%	$100,007	0.86	%+(b)(c)	5.65%+	99%

$0.00	$(1.54)	$15.66	44.79%	$555,629	1.24%		39.03%	290%
0.00	(0.76)	12.03	12.71	3,069	1.24	+ (c)	(62.62)+	492

$0.00	$(0.26)	$10.76	10.27%	$110	1.35	%+(d)	17.17%+	41%

$0.00	$(0.86)	$11.79	11.24%	$935,857	0.90%		3.04%	308%
0.00	(0.63)	11.42	17.47	837,960	0.91	(e)	4.04	191
0.00	(0.55)	10.29	4.22	378,576	0.90		3.10	237
0.00	(0.84)	10.40	13.99	57,696	0.94		7.14	202
0.00	(0.66)	9.92	7.93	15,560	0.93		6.44	253

$0.00	$(0.83)	$11.96	29.30%	$3,920	1.25	% (f)(g)	54.89%	158%

$0.00	$(0.70)	$9.44	34.43%	$8,660	1.05%		12.02%	287%
0.00	(0.12)	7.56	(22.71)	2,000	1.05		(9.87)	282
0.00	(0.22)	9.93	0.22	1,998	1.06	(h)	3.14	455
0.00	(1.15)	10.12	(21.27)	2,769	1.05		(0.43)	270
0.00	(2.52)	14.08	17.32	3,288	1.05		7.16	92

$0.00	$(0.42)	$12.12	16.90%	$524	1.19	%+(i)	0.22%+	282%

Prospectus	47

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1	PIMCO Funds: Pacific Investment Management Series

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Prospectus  A-2

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3	PIMCO Funds: Pacific Investment Management Series

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus  A-4

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

The PIMCO Funds: A Diverse Fund Family

PIMCO Advisors provides access to the specialized equity and fixed-income expertise of its affiliated institutional investment firms. Together these firms manage over $485 billion and have a client list that includes over half of the 100 largest corporations in America. This expertise is available to financial advisors and their clients through the PIMCO Funds, a diverse family of stock and bond funds.

PIMCO Stock Funds

Value

PEA Value Fund

NACM Value Fund

NFJ Basic Value Fund

NFJ Dividend Value Fund

PEA Renaissance Fund

NACM Flex-Cap Value Fund

NFJ Small-Cap Value Fund

Blend

PEA Growth & Income Fund

CCM Capital Appreciation Fund

CCM Mid-Cap Fund

Growth

RCM Large-Cap Growth Fund

PEA Growth Fund

RCM Tax-Managed Growth Fund

NACM Growth Fund

RCM Mid-Cap Fund

PEA Target Fund

International

NACM Global Fund

RCM Global Small-Cap Fund

RCM International Growth Equity Fund

NACM International Fund

NACM Pacific Rim Fund

Sector-Related

RCM Global Healthcare Fund

RCM Biotechnology Fund

RCM Global Technology Fund

PEA Innovation Fund

PIMCO Equity-Related Funds

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

PIMCO Bond Funds

Cash Management

Short-Term Fund

Low Duration Fund

Short Duration Municipal Income Fund

Core

Total Return Fund

Specialized

Government/Mortgage

  GNMA Fund

  Total Return Mortgage Fund

High Yield

  Diversified Income Fund

  High Yield Fund

International

  Foreign Bond Fund (U.S. Dollar-Hedged)

  Emerging Markets Bond Fund

Tax-Exempt

  Municipal Bond Fund

  California Intermediate Municipal Bond Fund

  California Municipal Bond Fund

  New York Municipal Bond Fund

PIMCO Real Return Strategy Funds

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

Assets under management are as of 6/30/04. The PIMCO Stock Funds are offered in the PIMCO Funds: Multi-Manager Series (MMS) prospectus. For additional details on the PIMCO Stock Funds, contact your financial advisor (or call 1-888-87-PIMCO) to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. Under no circumstances does this information represent a recommendation to buy or sell mutual funds. PA Distributors LLC, 2187 Atlantic Street, Stamord, CT 06902

PZ692D.7/04	This cover is not part of the Prospectus

Prospectus
07.30.04

PIMCO Municipal Bond Funds Receive this electronically and eliminate paper mailings. To enroll, go to www.pimcoadvisors.com/edelivery.

Share Classes	NATIONAL TAX-EXEMPT BOND FUNDS
A B C	Municipal Bond Fund

NATIONAL SHORT DURATION TAX-EXEMPT BOND FUNDS
Short Duration Municipal Income Fund

STATE-SPECIFIC TAX-EXEMPT BOND FUNDS
California Intermediate Municipal Bond Fund California Municipal Bond Fund New York Municipal Bond Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment Management Series

July 30, 2004

Share Classes A, B and C

This prospectus describes 5 municipal bond mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities
Tax-Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund will primarily invest in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The term “Fixed Income Instruments” as used generally in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO California Intermediate Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds: Pacific Investment Management Series

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	-0.95%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	3.07%

	Lowest (10/1/01–12/31/01)	-0.79%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class A Return Before Taxes	-0.35%	4.96%
Class A Return After Taxes on Distributions(1)	-0.43%	4.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.98%	4.55%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.57%	6.50%
Lipper California Intermediate Municipal Debt Fund Average(3)	3.47%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%

(1)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$784	$1,375	$389	$578	$784	$1,375

Prospectus	5

PIMCO California Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (7/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	-1.40%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.32%

	Lowest (7/1/02–9/30/02)	-0.86%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (5/16/00)(4)
Class A Return Before Taxes	0.28%	6.53%
Class A Return After Taxes on Distributions(1)	0.11%	5.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.43%	5.62%
Lehman Brothers California Insured Municipal Bond Index(2)	5.20%	8.51%
Lipper California Municipal Debt Fund Average(3)	4.25%	7.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(3)   Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%

(1)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$784	$1,375	$389	$578	$784	$1,375

Prospectus	7

PIMCO Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3–10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivatives, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/1/98), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	-1.38%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	3.96%

	Lowest (4/1/99–6/30/99)	-2.45%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/97)
Class A Return Before Taxes	1.77%	4.45%	4.66%
Class A Return After Taxes on Distributions(1)	1.73%	4.34%	4.56%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	2.39%	4.35%	4.53%
Class B Return Before Taxes	-0.87%	3.97%	4.27%
Class C Return Before Taxes	3.40%	4.57%	4.66%
Lehman Brothers General Municipal Bond Index(2)	5.31%	5.83%	5.94%
Lipper General Municipal Fund Average(3)	4.77%	4.51%	4.65%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.75	0.40	1.40

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in Classes A, B or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$ 784	$1,375	$389	$578	$784	$1,375
Class B	668	820	1,097	1,754*	168	520	897	1,754	*
Class C	243	443	766	1,680	143	443	766	1,680
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,658.

Prospectus	9

PIMCO New York Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04–6/30/04	-1.14%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.87%

	Lowest (10/1/01–12/31/01)	-0.81%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class A Return Before Taxes	1.36%	6.72%
Class A Return After Taxes on Distributions(1)	1.31%	6.21%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.94%	6.03%
Lehman Brothers New York Insured Municipal Bond Index(2)	5.58%	7.65%
Lipper New York Municipal Debt Fund Average(3)	4.78%	6.19%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(3)   Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%

(1)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$784	$1,375	$389	$578	$784	$1,375

Prospectus	11

PIMCO Short Duration Municipal Income Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Fund Category Tax Exempt Bond	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0–3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (3/28/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/04–6/30/04	-0.45%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/00–12/31/00)	1.91%

	Lowest (1/1/03–3/31/03)	0.24%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class A Return Before Taxes	0.01%	3.11%
Class A Return After Taxes on Distributions(1)	0.00%	3.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.60%	3.06%
Class C Return Before Taxes	0.76%	2.99%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.71%	4.06%
Lipper Short Municipal Debt Fund Average(3)	2.06%	3.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2.00%	0.50%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.20%	0.25%	0.40%	0.85%
Class C	0.20	0.55	0.40	1.15

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Classes A or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$285	$466	$662	$1,228	$285	$466	$662	$1,228
Class C	217	365	633	1,398	117	365	633	1,398

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal Bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the

14	PIMCO Funds: Pacific Investment Management Series

underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Funds may also use derivatives for leverage in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of its assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among, others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Prospectus	15

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fee
Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	0.25%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of a Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid monthly administrative fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Administrative Fees
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds	0.40%

Individual Portfolio Manager

The following individual has primary responsibility for managing each of the Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000.
Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs
& Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

*  Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

16	PIMCO Funds: Pacific Investment Management Series

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD, and the, chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Municipal Bond Fund, Class A and Class C shares of the Short Duration Municipal Income Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust’s multi-class arrangements is included in the PIMCO Funds Shareholders Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund. The maximum initial sales charge is 2.00% for the Short Duration Municipal Income Fund and 3.00% for all of the other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $250,000 ($1,000,000 in the case of the Municipal Bond Fund) or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 0.50% CDSC (1% in the case of the Municipal Bond Fund) if you purchase $250,000 ($1,000,000 in the case of the Municipal Bond Fund) or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002 is seven years.)

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

18	PIMCO Funds: Pacific Investment Management Series

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges--Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Municipal Bond Fund

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$49,999	3.09%	3.00%
$50,000–$99,999	2.56%	2.50%
$100,000–$249,999	2.04%	2.00%
$250,000–$499,999	1.52%	1.50%
$500,000–$999,999	1.27%	1.25%
$1,000,000 +	0.00%*	0.00%*
California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds
Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$49,999	3.09%	3.00%
$50,000–$99,999	2.04%	2.00%
$100,000–$249,999	1.01%	1.00%
$250,000 +	0.00%**	0.00%**
Short Duration Municipal Income Fund
Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$49,999	2.04%	2.00%
$50,000–$99,999	1.78%	1.75%
$100,000–$249,999	1.52%	1.50%
$250,000 +	0.00%**	0.00%**

*   As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

**  As shown, investors that purchase $250,000 or more of the Funds’ Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a CDSC of 0.50% if the shares are redeemed during the first 18 months after their purchase. See ‘‘CDSCs on Class A Shares’’ below.

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares of the Municipal Bond Fund or Class C shares of the Short Duration Municipal Income Fund within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*
* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

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Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $250,000 ($1,000,000 in the case of the Municipal Bond Fund) or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 0.50% CDSC (1% in the case of the Municipal Bond Fund) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated-Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

The following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

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Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
All Funds	0.25%	0.00%

Class B
Municipal Bond Fund	0.25%	0.75%

Class C
Municipal Bond Fund	0.25%	0.50%
Short Duration Municipal Income Fund	0.25%	0.30%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

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In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PA Distributors LLC, along with a completed application form to:

PA Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

22	PIMCO Funds: Pacific Investment Management Series

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Prospectus	23

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the PIMCO Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•   Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•   Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

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A signature guarantee is not required for redemptions, requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Short Duration Municipal Bond Fund	7 days
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

Prospectus	25

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

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Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund may also close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Funds intend to declare daily and distribute dividends monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

Prospectus	27

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of PIMCO Funds: Pacific Investment Management Series or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned check for your benefit in a non-interest bearing account.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend.”

•   Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

•   If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

The Funds seek to produce income that is generally exempt from U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the

28	PIMCO Funds: Pacific Investment Management Series

California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

In selecting securities for a Fund, PIMCO develops an outlook for interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

Prospectus	29

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities

30	PIMCO Funds: Pacific Investment Management Series

(calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Prospectus	31

Derivatives

Each Fund may, but is not required to, use certain derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.    Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.    The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.    Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.    Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.    Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.    Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively.

32	PIMCO Funds: Pacific Investment Management Series

Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue

Prospectus	33

to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each fund may invest without limit in U.S. debt securities, including taxable and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

34	PIMCO Funds: Pacific Investment Management Series

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Prospectus	35

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Municipal Bond Fund, Class A and Class C shares of the Short Duration Municipal Income Fund, and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal
Bond Fund
Class A
03/31/2004	$10.22	$0.37	$0.00	$0.37	$(0.37)	$0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.43	0.57	1.00	(0.42)	(0.03)
10/19/1999 – 03/31/2000	9.94	0.18	0.12	0.30	(0.17)	(0.02)
California Municipal Bond Fund
Class A
03/31/2004	$10.36	$0.37	$0.10	$0.47	$(0.37)	$(0.04)
03/31/2003	10.02	0.41	0.36	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.32	0.08	0.40	(0.34)	(0.39)
07/31/2000 – 03/31/2001	10.35	0.27	0.46	0.73	(0.30)	(0.43)
Municipal Bond Fund
Class A
03/31/2004	$10.18	$0.38	$0.13	$0.51	$(0.37)	$0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.44	0.55	0.99	(0.44)	0.00
03/31/2000	10.12	0.43	(0.65)	(0.22)	(0.43)	0.00
Class B
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
03/31/2001	9.47	0.37	0.55	0.92	(0.37)	0.00
03/31/2000	10.12	0.36	(0.65)	(0.29)	(0.36)	0.00
Class C
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)
03/31/2001	9.47	0.39	0.55	0.94	(0.39)	0.00
03/31/2000	10.12	0.38	(0.65)	(0.27)	(0.38)	0.00
New York Municipal Bond Fund
Class A
03/31/2004	$10.68	$0.32	$0.21	$0.53	$(0.32)	$(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.43	0.77	1.20	(0.41)	(0.09)
10/19/1999 – 03/31/2000	9.90	0.16	0.07	0.23	(0.17)	(0.02)
Short Duration Municipal Income Fund
Class A
03/31/2004	$10.16	$0.17	$0.01	$0.18	$(0.17)	$0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.

36	PIMCO Funds: Pacific Investment Management Series

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.37)	$10.22	3.73%	$47,407	0.90%		3.69%	137%
(0.46)	10.22	5.13	58,325	0.87	(b)	3.86	101
(0.83)	10.16	3.76	22,828	0.86	(c)	4.39	94
(0.45)	10.60	10.19	29,035	0.86	(c)	4.19	257
(0.19)	10.05	2.94	1,793	0.85	+ (d)	3.96 +	357

$(0.41)	$10.42	4.63%	$5,086	0.90%		3.60%	157%
(0.43)	10.36	7.74	5,830	0.87	(b)	3.97	221
(0.73)	10.02	3.81	2,037	0.87	(c)	3.10	164
(0.73)	10.35	7.72	706	0.85	+ (e)	3.89 +	338

$(0.37)	$10.32	5.15%	$60,742	0.90%		3.66%	115%
(0.45)	10.18	6.08	65,254	0.86	(b)	4.05	108
(0.58)	10.03	5.94	21,295	0.85		4.60	231
(0.44)	10.02	10.74	11,381	0.85		4.52	306
(0.43)	9.47	(2.16)	8,666	0.85		4.44	145

(0.30)	10.32	4.36	46,467	1.65		2.90	115
(0.38)	10.18	5.29	43,553	1.61	(b)	3.32	108
(0.50)	10.03	5.15	18,535	1.60		3.85	231
(0.37)	10.02	9.92	8,513	1.60		3.79	306
(0.36)	9.47	(2.89)	5,314	1.60		3.69	145

(0.32)	10.32	4.62	81,894	1.40		3.16	115
(0.40)	10.18	5.55	92,101	1.36	(b)	3.59	108
(0.53)	10.03	5.42	48,265	1.35		4.10	231
(0.39)	10.02	10.20	30,539	1.35		4.06	306
(0.38)	9.47	(2.64)	28,674	1.35		3.94	145

$(0.34)	$10.87	5.04%	$16,328	0.90%		2.96%	147%
(0.52)	$10.68	8.36	$11,739	0.88	(b)	3.49	227
(0.91)	10.35	6.09	2,210	0.87	(c)	4.22	204
(0.50)	10.64	12.38	186	0.86	(c)	4.15	973
(0.19)	9.94	2.30	10	0.89	+ (c)(g)	3.68 +	270

$(0.17)	$10.17	1.78%	$261,909	0.85%		1.65%	226%
(0.22)	10.16	2.07	207,709	0.82	(b)	2.16	152

(0.14)	10.17	1.47	67,984	1.15		1.35	226
(0.19)	10.16	1.77	45,755	1.12	(b)	1.88	152

Prospectus	37

Appendix A

Description of Securities Ratings

A Fund’s investment may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities particular rating category will vary. The following terms are generally used to described the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1	PIMCO Funds: Pacific Investment Management Series

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Prospectus    A-2

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3	PIMCO Funds: Pacific Investment Management Series

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus    A-4

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes.

The SAI includes the PIMCO Funds Shareholders Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of the SAI, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Investment Company Act File number: 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not	part of the prospectus

Receive this document electronically

and eliminate paper mailings

www.pimcoadvisors.com

PIMCO Funds offers you the option to receive your shareholder communications online. This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home.

Here’s how it works

As communications become available, we’ll send you an e-mail notification containing the Internet address where you can view, save or print the materials. Your participation in eDelivery begins in the quarter you enroll.

Sign up today—it’s fast and easy

To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

Please note:  Each account holder in your household must enroll separately to eliminate all paper mailings to your home.

PZ002. 7/04	This cover is not part of the Prospectus

Prospectus 07.30.04

PIMCO Municipal Bond Funds

Share Class	NATIONAL TAX EXEMPT BOND FUNDS
D	Municipal Bond Fund

NATIONAL SHORT DURATION TAX-EXEMPT BOND FUNDS
Short Duration Municipal Income Fund

STATE-SPECIFIC TAX EXEMPT BOND FUNDS
California Intermediate Municipal Bond Fund California Municipal Bond Fund New York Municipal Bond Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Class D

This prospectus describes 5 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities
Tax-Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund will primarily invest in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The term “Fixed Income Instruments” as used generally in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As

noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO California Intermediate Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds: Pacific Investment Management Series

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	-0.91%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	3.08%

	Lowest (10/1/01–12/31/01)	-0.79%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class D Return Before Taxes	2.78%	5.71%
Class D Return After Taxes on Distributions(1)	2.70%	4.52%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.07%	5.21%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.57%	6.50%
Lipper California Intermediate Municipal Debt Fund Average(3)	3.47%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	5

PIMCO California Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (7/31/00), performance information shown in the table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	-1.38%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.33%

	Lowest (7/1/03–9/30/03)	-0.84%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (5/16/00)(4)
Class D Return Before Taxes	3.40%	7.48%
Class D Return After Taxes on Distributions(1)	3.22%	6.59%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.51%	6.44%
Lehman Brothers California Insured Municipal Bond Index(2)	5.20%	8.51%
Lipper California Municipal Debt Fund Average(3)	4.25%	7.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of ten years or more. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	7

PIMCO Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3–10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) but rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements, on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	-1.35%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	3.97%

	Lowest (4/1/99–6/30/99)	-2.44%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/97)
Class D Return Before Taxes	4.97%	5.10%	5.20%
Class D Return After Taxes on Distributions(1)	4.92%	4.99%	5.10%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	4.53%	4.92%	5.01%
Lehman Brothers General Municipal Bond Index(2)	5.31%	5.83%	5.94%
Lipper General Municipal Debt Fund Average(3)	4.77%	4.51%	4.65%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	9

PIMCO New York Municipal Bond Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/04–6/30/04	-1.12%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.87%

	Lowest (10/1/01–12/31/01)	-0.81%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class D Return Before Taxes	4.55%	7.48%
Class D Return After Taxes on Distributions(1)	4.49%	6.97%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	4.07%	6.72%
Lehman Brothers New York Insured Municipal Bond Index(2)	5.58%	7.65%
Lipper New York Municipal Debt Fund Average(3)	4.78%	6.19%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	11

PIMCO Short Duration Municipal Income Fund

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Fund Category Tax Exempt Bond	Fund Focus Short and intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0–3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/04–6/30/04	-0.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/00–12/31/00)	1.90%

	Lowest (10/1/02–12/31/02)	0.28%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Class D Return Before Taxes	2.12%	3.59%
Class D Return After Taxes on Distributions(1)	2.11%	3.55%
Class D Return After Taxes on Distributions and Sale of Fund Shares (1)	2.01%	3.48%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.71%	4.06%
Lipper Short Municipal Debt Fund Average(3)	2.06%	3.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.20%	0.25%	0.35%	0.80%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$82	$255	$444	$990

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the

14	PIMCO Funds: Pacific Investment Management Series

underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Prospectus	15

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	0.25%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms).

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*

California Intermediate Municipal, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds	0.60%

*   As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the Administrative Fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Individual Portfolio Managers

The following individual has primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman, Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

* Since inception of the Fund.

16	PIMCO Funds: Pacific Investment Management Series

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD, and the time chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

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Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•   Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

18	PIMCO Funds: Pacific Investment Management Series

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Prospectus	18.1

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to

Prospectus	19

exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Short Duration Municipal Bond Fund	7 days
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

20	PIMCO Funds: Pacific Investment Management Series

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Redemption in Kind

The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Prospectus	21

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund may also close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if significant events occur after the close of the relevant market but prior to the NYSE Close.

22	PIMCO Funds: Pacific Investment Management Series

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare income dividends daily to shareholders of record and distribute them monthly.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•     Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

•     Invest all distributions in Class D shares of any other Fund of the Trust or PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.

•     Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend.”

•   Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

•   If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Prospectus	23

You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

The Funds seek to produce income that is generally exempt from U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to

24	PIMCO Funds: Pacific Investment Management Series

35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Prospectus	25

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

26	PIMCO Funds: Pacific Investment Management Series

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a

Prospectus	27

portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the

28	PIMCO Funds: Pacific Investment Management Series

amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	29

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
03/31/2004	$10.22	$0.38	$0.00	$0.38	$(0.38)	$0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.45	0.55	1.00	(0.42)	(0.03)
01/31/2000–03/31/2000	9.88	0.06	0.18	0.24	(0.07)	0.00
California Municipal Bond Fund
03/31/2004	$10.36	$0.39	$0.09	$0.48	$(0.38)	$(0.04)
03/31/2003	10.02	0.43	0.34	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.36	0.04	0.40	(0.34)	(0.39)
07/31/2000–03/31/2001	10.35	0.31	0.43	0.74	(0.31)	(0.43)
Municipal Bond Fund
03/31/2004	$10.18	$0.38	$0.14	$0.52	$(0.38)	$0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.43	0.56	0.99	(0.44)	0.00
03/31/2000	10.12	0.42	(0.64)	(0.22)	(0.43)	0.00
New York Municipal Bond Fund
03/31/2004	$10.68	$0.32	$0.22	$0.54	$(0.33)	$(0.02)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.44	0.77	1.21	(0.42)	(0.09)
01/31/2000–03/31/2000	9.79	0.07	0.15	0.22	(0.07)	0.00
Short Duration Municipal Income Fund
03/31/2004	$10.16	$0.19	$(0.01)	$0.18	$(0.17)	$0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)
03/31/2001	9.98	0.41	0.17	0.58	(0.40)	0.00
01/31/2000–03/31/2000	9.99	0.06	(0.01)	0.05	(0.06)	0.00

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.

30	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.38)	$10.22	3.78%	$4,449	0.85%		3.74%	137%
0.00	(0.46)	10.22	5.16	6,046	0.85		3.91	101
0.00	(0.83)	10.16	3.77	1,444	0.87	(b)	4.41	94
0.00	(0.45)	10.60	10.21	181	0.86	(b)	4.26	257
0.00	(0.07)	10.05	2.39	10	0.85	+ (c)	3.88 +	357

$0.00	$(0.42)	$10.42	4.67%	$110	0.85%		3.78%	157%
0.00	(0.43)	10.36	7.76	92	0.85		4.14	221
0.00	(0.73)	10.02	3.81	11	0.87	(b)	3.44	164
0.00	(0.74)	10.35	7.82	10	0.85	+	4.47 +	338

$0.00	$(0.38)	$10.32	5.20%	$24,732	0.85%		3.70%	115%
0.00	(0.45)	10.18	6.10	21,509	0.85		4.08	108
0.00	(0.58)	10.03	5.95	6,738	0.85		4.61	231
0.00	(0.44)	10.02	10.74	1,414	0.85		4.41	306
0.00	(0.43)	9.47	(2.16)	1,104	0.85		4.46	145

$0.00	$(0.35)	$10.87	5.09%	$3,032	0.85%		3.00%	147%
0.00	(0.52)	10.68	8.35	1,491	0.85		3.36	227
0.00	(0.91)	10.35	6.08	66	0.87	(b)	4.19	204
0.00	(0.51)	10.64	12.44	113	0.90	(b)	4.23	973
0.00	(0.07)	9.94	2.21	10	0.87	+ (d)(e)	4.02 +	270

$0.00	$(0.17)	$10.17	1.83%	$42,004	0.80%		1.83%	226%
0.00	(0.22)	10.16	2.10	9,210	0.80		2.22	152
0.00	(0.38)	10.17	3.88	470	0.80		2.93	107
0.00	(0.40)	10.16	5.78	11	0.81	(e)	4.05	208
0.00	(0.06)	9.98	0.47	10	0.80	+ (f)	3.51 +	171

Prospectus	31

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1	PIMCO Funds: Pacific Investment Management Series

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Prospectus  A-2

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3	PIMCO Funds: Pacific Investment Management Series

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus  A-4

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

The PIMCO Funds: A Diverse Fund Family

PIMCO Advisors provides access to the specialized equity and fixed-income expertise of its affiliated institutional investment firms. Together these firms manage over $485 billion and have a client list that includes over half of the 100 largest corporations in America. This expertise is available to financial advisors and their clients through the PIMCO Funds, a diverse family of stock and bond funds.

PIMCO Stock Funds

Value

  PEA Value Fund

  NACM Value Fund

  NFJ Dividend Value Fund

  PEA Renaissance Fund

  NACM Flex-Cap Value Fund

  NFJ Small-Cap Value Fund

Blend

  PEA Growth & Income Fund

  CCM Capital Appreciation Fund

  CCM Mid-Cap Fund

Growth

  RCM Large-Cap Growth Fund

  PEA Growth Fund

  RCM Tax-Managed Growth Fund

  NACM Growth Fund

  RCM Mid-Cap Fund

  PEA Target Fund

International

  NACM Global Fund

  RCM Global Small-Cap Fund

  RCM International Growth Equity Fund

  NACM Pacific Rim Fund

Sector-Related

  RCM Global Healthcare Fund

  RCM Biotechnology Fund

  RCM Global Technology Fund

  PEA Innovation Fund

PIMCO IndexPLUS Stock Funds

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

PIMCO Bond Funds

Cash Management

  Short-Term Fund

  Low Duration Fund

  Floating Income Fund

  Short Duration Municipal Fund

Core

  Total Return Fund

  Diversified Income Fund

  Investment Grade Corporate Bond Fund

Specialized

Government/Mortgage

  GNMA Fund

  Total Return Mortgage Fund

High Yield

  High Yield Fund

International

  Foreign Bond Fund (Unhedged)

  Foreign Bond Fund (U.S. Dollar-Hedged)

  Emerging Markets Bond Fund

Tax Exempt

  Municipal Bond Fund

  California Intermediate Municipal Bond Fund

  California Municipal Bond Fund

  New York Municipal Bond Fund

PIMCO Real Return Strategy Funds

  Real Return Fund

  CommodityRealReturn Strategy Fund

  RealEstateRealReturn Strategy Fund

  All Asset Fund

Assets under management are as of 6/30/04. The PIMCO Stock Funds are offered in the PIMCO Funds: Multi-Manager Series (MMS) prospectus. For additional details on the PIMCO Stock Funds, contact your financial advisor (or call 1-888-87-PIMCO) to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. Under no circumstances does this information represent a recommendation to buy or sell mutual funds.

PZ002D.7/04	This cover is not part of the Prospectus

Prospectus
07.30.04

PIMCO Bond Funds

Share Class	SHORT DURATION BOND FUNDS
R

Short-Term Fund

Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS

Total Return Fund

INTERNATIONAL BOND FUNDS

Foreign Bond Fund (U.S. Dollar-Hedged)

HIGH YIELD BOND FUNDS

High Yield Fund

REAL RETURN STRATEGY BOND FUNDS

Real Return Fund

ENHANCED EQUITY INDEX FUNDS

StocksPLUS Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

<R

July 30, 2004

</R

Share Class

R

This prospectus describes 7 mutual funds offered by PIMCO Funds: Pacific Investment Management Series. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
International Bond Funds	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds: Pacific Investment Management Series

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class R

	More Recent Return Information

	1/1/04–6/30/04	1.35%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	7.05%

	Lowest (1st Qtr. ’94)	-4.39%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	2.81%	5.53%	7.37%
Class R Return After Taxes on Distributions(1)	1.48%	3.29%	4.33%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	2.12%	3.34%	4.37%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Average(3)	15.50%	5.84%	6.76%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.47%	1.22%
(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 1.20% for Class R. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$124	$387	$670	$1,477

Prospectus	5

PIMCO High Yield Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase, and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds: Pacific Investment Management Series

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04–6/30/04	-0.54%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	8.68%

	Lowest (2nd Qtr. ‘02)	-5.08%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	22.91%	5.00%	7.48%
Class R Return After Taxes on Distributions(1)	19.98%	1.90%	4.09%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	14.74%	2.27%	4.23%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Average(3)	24.34%	3.57%	5.00%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)   Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	7

PIMCO Low Duration Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds: Pacific Investment Management Series

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04–6/30/04	0.14%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’95)	3.45%

	Lowest (1st Qtr. ’94)	-0.50%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	2.23%	5.07%	5.53%
Class R Return After Taxes on Distributions(1)	1.34%	3.14%	3.35%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	1.45%	3.11%	3.34%
Merrill Lynch 1-3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Average(3)	2.49%	4.95%	5.15%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)   Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	9

PIMCO Real Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Inflation-Indexed Bond	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds: Pacific Investment Management Series

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04–6/30/04	1.78%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	7.52%

	Lowest (4th Qtr. ’01)	-1.43%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class R Return Before Taxes	7.73%	9.85%	8.22%
Class R Return After Taxes on Distributions(1)	5.46%	7.27%	5.78%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	5.51%	6.89%	5.54%
Lehman Global Real: U.S. TIPS Index(2)	8.40%	9.57%	7.84%
Lipper Treasury Inflation-Protected Securities Average(3)	7.36%	8.96%	7.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%
(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	11

PIMCO Short-Term Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds: Pacific Investment Management Series

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04–6/30/04	0.33%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.47%

	Lowest (1st Qtr. ’94)	0.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	1.88%	4.15%	4.93%
Class R Return After Taxes on Distributions(1)	1.40%	2.55%	2.99%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	1.23%	2.54%	2.98%
Citigroup 3-month Treasury Bill Index(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligations Fund Average(3)	1.49%	4.18%	4.78%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)   Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	13

PIMCO StocksPLUS Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Enhanced Index Stock	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Funds: Pacific Investment Management Series

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class R

More Recent Return Information

1/1/04–6/30/04	2.69%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (4th Qtr. ’98)	21.26%

Lowest (3rd Qtr. ’02)	-16.85%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	28.65%	-0.40%	11.16%
Class R Return After Taxes on Distributions(1)	26.85%	-2.64%	6.93%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	18.59%	-1.46%	7.22%
S&P 500 Index(2)	28.68%	-0.57%	11.07%
Lipper Large-Cap Core Fund Average(3)	25.57%	-1.66%	8.87%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalization (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.40%	0.50%	0.40%	1.30%

(1)   Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$132	$412	$713	$1,568

Prospectus	15

PIMCO Total Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04–3/31/04	0.10%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.30%

	Lowest (1st Qtr. ’94)	-2.86%
Calendar Year End (through 12/33)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	4.79%	6.55%	6.84%
Class R Return After Taxes on Distributions(1)	3.29%	4.19%	4.26%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	3.16%	4.14%	4.24%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)   Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	17

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced

18	PIMCO Funds: Pacific Investment Management Series

under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Prospectus	19

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Funds	0.25%
StocksPLUS Fund	0.40%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class R shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares):

Fund	Administrative Fees
High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Funds	0.40%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.45%

20	PIMCO Funds: Pacific Investment Management Series

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

Foreign Bond (U.S. Dollar-Hedged)	Sudi Mariappa	11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Low Duration StocksPLUS Total Return	William H. Gross	5/87* 1/98 5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team which manages the StocksPLUS Fund.

Real Return	John B. Brynjolfsson	1/97*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Short-Term	Paul A. McCulley	8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

Prospectus	21

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD, and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class R shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

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Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not

22.1	PIMCO Funds: Pacific Investment Management Series

normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

General Information

•   Retirement Plans.     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the Plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan accounts.

The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may change plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan’s and/or the financial service firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.    When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any

Prospectus	23

Redemption Fees. NAVs are determined at the NYSE Close on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If a purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds’ shares.

Buying Shares

Class R shares of each Fund are continuously offered to retirement plans. See “Retirement Plans” above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services.

A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

Retirement plans which wish to invest directly by mail should send a check payable to PA Distributors LLC, along with a completed application form to:

PA Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain

24	PIMCO Funds: Pacific Investment Management Series

information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Investment Minimums

The following investment minimums apply for purchases of Class R shares.

Initial Investment	Subsequent Investments
$2,500 per Fund	$50 per Fund

In addition, accounts with balances of $1,000 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum

Prospectus	25

investment necessary to open the particular type of account. If an investor’s balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other Fund or series of PIMCO Funds: Multi-Manager Series that offers Class R shares. Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.] Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to a plan’s financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Other than any applicable redemption fee (see below), investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

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Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Low Duration, Real Return, Short-Term and Total Return Funds	7 days
Foreign Bond (U.S. Dollar-Hedged), High Yield and StocksPLUS Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

Prospectus	27

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Redemptions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
StocksPLUS Fund		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

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If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•   Taxes on Fund distributions.    If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•   Taxes when you sell (redeem) or exchange your shares.    Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of capital.    If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   Consult your tax advisor about other possible tax consequences.    This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•   A Note on the Real Return Fund.    Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and

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the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or

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“PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events

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include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund except the Total Return Fund may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.    Each Fund may invest up to 10% of its total assets (5% in the case of the Low Duration and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a

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majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.    Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are

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positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will

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decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

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Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	37

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class R shares of each Fund since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Foreign Bond Fund (U.S. Dollar-Hedged)
03/31/2004	$10.70	$0.23	$0.05	$0.28	$(0.25)	$(0.21)
12/31/2002 – 03/31/2003	10.58	0.08	0.12	0.20	(0.05)	0.00
High Yield Fund
03/31/2004	$8.90	$0.62	$0.80	$1.42	$(0.63)	$0.00
12/31/2002 – 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00
Low Duration Fund
03/31/2004	$10.33	$0.14	$0.07	$0.21	$(0.18)	$(0.05)
12/31/2002 – 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00
Real Return Fund
03/31/2004	$11.42	$0.20	$1.00	$1.20	$(0.32)	$(0.51)
12/31/2002 – 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00
Short-Term Fund
03/31/2004	$10.04	$0.07	$0.07	$0.14	$(0.10)	$(0.01)
12/31/2002 – 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00
StocksPLUS Fund
03/31/2004	$7.71	$0.88	$1.73	$2.61	$(0.69)	$0.00
12/31/2002 – 03/31/2003	7.90	(0.44)	0.25	(0.19)	0.00	0.00
Total Return Fund
03/31/2004	$10.79	$0.19	$0.38	$0.57	$(0.24)	$(0.18)
12/31/2002 – 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.

38	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.46)	$10.52	2.71%	$73	1.22	%(b)	2.17%		711%
(0.03)	(0.08)	10.70	1.93	10	1.20	+	2.97	+	589

$0.00	$(0.63)	$9.69	16.33%	$1,342	1.15%		6.41%		105%
0.00	(0.17)	8.90	6.44	11	1.15	+	7.61	+	129

$0.00	$(0.23)	$10.31	2.00%	$1,490	1.15%		1.37%		247%
0.00	(0.06)	10.33	1.21	10	1.15	+	2.09	+	218

$0.00	$(0.83)	$11.79	10.95%	$8,240	1.15%		1.74%		308%
0.00	(0.07)	11.42	2.02	10	1.15	+	2.36	+	191

$0.00	$(0.11)	$10.07	1.38%	$48	1.15%		0.73%		268%
0.00	(0.05)	10.04	0.95	10	1.15	+	1.65	+	77

$0.00	$(0.69)	$9.63	34.07%	$135	1.30%		9.30%		287%
0.00	0.00	7.71	(2.41)	10	1.30	+	(22.39	)+	282

$0.00	$(0.42)	$10.94	5.42%	$31,079	1.15%		1.73%		273%
0.00	(0.08)	10.79	1.90	2,099	1.15	+	2.92	+	234

Prospectus	39

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

A-1	PIMCO Funds: Pacific Investment Management Series

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Prospectus	A-2

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-3	PIMCO Funds: Pacific Investment Management Series

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

Investment Company Act File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

The PIMCO Funds: A Diverse Fund Family

PIMCO Advisors provides access to the specialized equity and fixed-income expertise of our affiliated institutional investment firms. Together these firms manage over $485 billion and have a client list that includes over half of the 100 largest corporations in America. This expertise is available to financial advisors and their clients through the PIMCO Funds, a diverse family of stock and bond funds.

PIMCO Stock Funds

Value

  PEA Value Fund

  NFJ Dividend Value Fund

  PEA Renaissance Fund

  NFJ Small-Cap Value Fund

Blend

  PEA Growth & Income Fund

  CCM Capital Appreciation Fund

  CCM Mid-Cap Fund

Growth

  RCM Large-Cap Growth Fund

  PEA Growth Fund

  RCM Mid-Cap Fund

International

  NACM Global Fund

PIMCO IndexPLUS Stock Funds

  StocksPLUS Fund

PIMCO Bond Funds

Cash Management

  Short-Term Fund

  Low Duration Fund

Core

  Total Return Fund

Specialized

High Yield

  High Yield Fund

PIMCO Real Return Strategy Funds

  Real Return Fund

Assets under management are as of 6/30/04. The PIMCO Stock Funds are offered in the PIMCO Funds: Multi-Manager Series (MMS) prospectus. For additional details on the PIMCO Stock Funds, contact your financial advisor (or call 1-888-87-PIMCO) to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. Under no circumstances does this information represent a recommendation to buy or sell mutual funds.

PZ062.7/04	This cover is not part of the Prospectus.

Prospectus
07.30.04

PIMCO Total Return Fund Receive this electronically and eliminate paper mailings. To enroll, go to www.pimcoadvisors.com/edelivery

Share Classes	Contents
A B C

Overview

Key Concepts

Fund Summary

Summary of Principal Risks

Management of the Fund

Investment Options

How Fund Shares are Priced

How to Buy and Sell Shares

Fund Distributions

Tax Consequences

Characteristics and Risks of

Securities and Investment Techniques

Financial Highlights

Appendix A—Description of Securities Ratings

2 2 5 9 13 16 22 23 33 34 35 48 A-1

The Securities and Exchange
Commission has not approved or
disapproved these securities, or deter-
mined if this prospectus is truthful or
complete. Any representation to the
contrary is a criminal offense.

Overview

This prospectus describes the PIMCO Total Return Fund (the “Fund”). The Fund is part of the PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

Total Return Fund

Main Investments Intermediate maturity fixed income securities Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Category Intermediate Duration Bond Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality(1) B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly Non-U.S. Dollar Denominated Securities(2) 0–30%

Key Concepts

Following the table are certain key concepts which are used throughout the prospectus.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

(1) As rated by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

(2) The percentage limitation relates to non-U.S. dollar-denominated securities. The Fund may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a mutual fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a mutual fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B1 by Moody’s, or B- by S&P, because the Fund’s minimum rating category is B.

PIMCO Total Return Fund Prospectus	3

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of the Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

4	PIMCO Total Return Fund Prospectus

PIMCO Total Return Fund Summary

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

PIMCO Total Return Fund Prospectus	5

Performance Information

Summary performance information for the Fund is provided in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Class A

Calendar Year End (through 12/31)

More Recent Return Information

1/1/04–6/30/04	0.22%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest (7/1/01–9/30/01)	6.37%

Lowest (1/1/94–3/31/94)	-2.80%

6	PIMCO Total Return Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.34%	5.84%	6.61%
Class A Return After Taxes on Distributions(1)	-1.18%	3.40%	3.94%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.27%	3.46%	3.96%
Class B Return Before Taxes	-0.71%	5.71%	6.56%
Class C Return Before Taxes	3.29%	6.02%	6.32%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.55%	5.81%	6.16%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

(3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

PIMCO Total Return Fund Prospectus	7

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	4.5%	1.0%(3)	2%
Class B	None	5.0%(4)	2%
Class C	None	1.0%(5)	2%

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(3) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(4) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(5) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65

(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$ 926	$1,508	$538	$724	$926	$1,508
Class B	668	820	1,097	1,754*	168	520	897	1,754*
Class C	268	520	897	1,955	168	520	897	1,955

*For Class B shares purchased prior to January 1, 2002, this amount is $1,658.

8	PIMCO Total Return Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

PIMCO Total Return Fund Prospectus	9

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument

10	PIMCO Total Return Fund Prospectus

it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

When the Fund purchases mortgage-related securities it is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

When the Fund invests in foreign securities it may experience more rapid and extreme changes in value than if it had invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in

PIMCO Total Return Fund Prospectus	11

interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

12	PIMCO Total Return Fund Prospectus

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Fund paid monthly advisory fees to PIMCO at the annual rate (stated as a percentage of the average daily net assets of the Fund taken separately) of 0.25%.

Administrative Fees

The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Fund paid PIMCO monthly administrative fees at the annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares) of 0.40%.

Individual Portfolio Manager

The following person has primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience

William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.
*Since	inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

PIMCO Total Return Fund Prospectus	13

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

14	PIMCO Total Return Fund Prospectus

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PIMCO Total Return Fund Prospectus	15

Investment Options

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

Class A Shares

• You pay an initial sales charge when you buy Class A shares of the Fund. The maximum initial sales charge is 4.50%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

• You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

• Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

• You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

• You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

16	PIMCO Total Return Fund Prospectus

• Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares

• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

PIMCO Total Return Fund Prospectus	17

Initial Sales Charges — Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Total Return Fund	Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
	$0–$49,999	4.71%	4.50%
	$50,000–$99,999	4.17%	4.00%
	$100,000–$249,999	3.63%	3.50%
	$250,000–$499,999	2.56%	2.50%
	$500,000–$999,999	2.04%	2.00%
	$1,000,000 +	0.00%*	0.00%*

* As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Contingent Deferred Sales Charges (CDSCs) — Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

18	PIMCO Total Return Fund Prospectus

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of the Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-

Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor’s account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

PIMCO Total Return Fund Prospectus	19

How CDSCs are Calculated-

Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules will apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—PIMCO Funds Shareholders’ Guide” below.

20	PIMCO Total Return Fund Prospectus

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	0.00%
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

PIMCO Total Return Fund Prospectus	21

How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

22	PIMCO Total Return Fund Prospectus

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

PIMCO Funds Shareholders’ Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

• Automated telephone and wire transfer procedures

• Automatic purchase, exchange and withdrawal programs

• Programs that establish a link from your Fund account to your bank account

• Special arrangements for tax-qualified retirement plans

• Investment programs which allow you to reduce or eliminate the initial sales charges

• Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the NYSE Close on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

PIMCO Total Return Fund Prospectus	23

• Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PA Distributors LLC, along with a completed application form to:

PA Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. Bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

• Abusive Trading Practices. The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various fac -

24	PIMCO Total Return Fund Prospectus

tors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted

PIMCO Total Return Fund Prospectus	25

automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of the Fund for the same class of shares of another Fund of the Trust or of a fund of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than 7 days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PA Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect the Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “PIMCO Funds Shareholders’ Guide” above.

26	PIMCO Total Return Fund Prospectus

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

• Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

PIMCO Total Return Fund Prospectus	27

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

28	PIMCO Total Return Fund Prospectus

Redemption Fees

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Fund in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such share -

PIMCO Total Return Fund Prospectus	29

holders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund.

Waivers of Redemption Fees.  In the following situations, the Fund has elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

In addition, the Fund may waive the Redemption Fee in its sole discretion, to the extent permitted by law. The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

30	PIMCO Total Return Fund Prospectus

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

PIMCO Total Return Fund Prospectus	31

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

32	PIMCO Total Return Fund Prospectus

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of the Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of another fund of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

PIMCO Total Return Fund Prospectus	33

Tax Consequences

Taxes on Fund distributions

If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes when you sell (redeem) or exchange your shares

Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another Fund, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Returns of capital

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

34	PIMCO Total Return Fund Prospectus

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio manager. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The

PIMCO Total Return Fund Prospectus	35

ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

36	PIMCO Total Return Fund Prospectus

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate

PIMCO Total Return Fund Prospectus	37

obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible Securities

The Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as

38	PIMCO Total Return Fund Prospectus

the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fund intends to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities to gain exposure to such investments.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund’s investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

• Emerging Market Securities.    The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the

PIMCO Total Return Fund Prospectus	39

World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

40	PIMCO Total Return Fund Prospectus

Foreign (Non-U.S.) Currencies

If the Fund invests directly in foreign currencies or in securities that it trades in, or receives revenues in, foreign currencies, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions.    If the Fund invests in securities denominated in foreign currencies it may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the

PIMCO Total Return Fund Prospectus	41

Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is

42	PIMCO Total Return Fund Prospectus

the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

PIMCO Total Return Fund Prospectus	43

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also

44	PIMCO Total Return Fund Prospectus

known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale it must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

PIMCO Total Return Fund Prospectus	45

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

46	PIMCO Total Return Fund Prospectus

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PIMCO Total Return Fund Prospectus	47

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
Class A
03/31/2004	$10.79	$0.24	$0.36	$0.60	$(0.27)	$(0.18)
03/31/2003	10.41	0.39	0.75	1.14	(0.41)	(0.35)
03/31/2002	10.52	0.49	0.20	0.69	(0.50)	(0.30)
03/31/2001	9.96	0.62	0.56	1.18	(0.62)	0.00
03/31/2000	10.36	0.58	(0.40)	0.18	(0.58)	0.00
Class B
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)
03/31/2001	9.96	0.54	0.57	1.11	(0.55)	0.00
03/31/2000	10.36	0.51	(0.41)	0.10	(0.50)	0.00
Class C
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)
03/31/2001	9.96	0.54	0.57	1.11	(0.55)	0.00
03/31/2000	10.36	0.51	(0.41)	0.10	(0.50)	0.00

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	The ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	The ratio of expenses to average net assets excluding interest expense is 1.65%.

48	PIMCO Total Return Fund Prospectus

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.45)	$10.94	5.70%	$8,777,466	0.90%		2.26%	273%
(0.76)	10.79	11.25	7,863,675	0.90		3.66	234
(0.80)	10.41	6.65	4,749,826	0.90		4.64	445
(0.62)	10.52	12.27	3,061,033	0.96	(b)	6.08	450
(0.58)	9.96	1.85	1,947,405	1.01	(b)	5.79	223

(0.37)	10.94	4.91	2,422,998	1.65		1.53	273
(0.68)	10.79	10.42	2,655,908	1.65		2.90	234
(0.72)	10.41	5.85	1,703,960	1.65		3.85	445
(0.55)	10.52	11.44	975,823	1.70	(c)	5.33	450
(0.50)	9.96	1.08	654,104	1.76	(c)	5.01	223

(0.37)	10.94	4.91	3,011,932	1.65		1.53	273
(0.68)	10.79	10.41	3,303,225	1.65		2.89	234
(0.72)	10.41	5.85	1,979,410	1.65		3.85	445
(0.55)	10.52	11.44	1,103,702	1.71	(c)	5.34	450
(0.50)	9.96	1.09	720,199	1.75	(c)	5.01	223

PIMCO Total Return Fund Prospectus	49

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-1	PIMCO Total Return Fund Prospectus

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

PIMCO Total Return Fund Prospectus	A-2

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

A-3	PIMCO Total Return Fund Prospectus

Speculative Grade

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of,

PIMCO Total Return Fund Prospectus	A-4

or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Total Return Fund Prospectus

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Fund.

Investment Company Act File number: 811-5028

PIMCO Funds: Pacific Investment Management Series

Investment Adviser and Administrator	PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660
Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Legal Counsel	Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401
For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account information directly from PIMCO Funds, you can also call 1-800-426-0107.

Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site at www.pimcoadvisors.com.

PZ007. 7/04

PIMCO Funds Prospectus Pacific Investment Management Series July 30, 2004 Share Classes ● Ins Institutional ● Adm Administrative

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund Total Return Fund II Total Return Fund III

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment

Management Series

July 30, 2004

Share Classes

Institutional

and

Administrative

This prospectus describes 3 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds: Pacific Investment Management Series

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Total Return II Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

3	PIMCO Funds: Pacific Investment Management Series

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	4

PIMCO Total Return Fund	Ticker Symbols: PTTRX (Inst. Class) PTRAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

5	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.46%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.49%

	Lowest (1st Qtr. ’94)	-2.69%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.56%	7.32%	7.61%
Institutional Class Return After Taxes on Distributions(1)	3.79%	4.65%	4.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.66%	4.60%	4.69%
Administrative Class Return Before Taxes	5.30%	7.05%	7.34%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.18%	0.43%
Administrative	0.25	0.25%	0.18	0.68

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.18%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$44	$138	$241	$542
Administrative	69	218	379	847

Prospectus	6

PIMCO Total Return Fund II	Ticker Symbols: PMBIX (Inst. Class) PRADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

7	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.57%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.50%

	Lowest (1st Qtr. ’94)	-2.60%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.88%	6.93%	7.37%
Institutional Class Return After Taxes on Distributions(1)	3.53%	4.37%	4.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.36%	4.35%	4.60%
Administrative Class Return Before Taxes	4.63%	6.67%	7.10%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	8

PIMCO Total Return Fund III	Ticker Symbols: PTSAX (Inst. Class) PRFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

9	PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund III (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.68%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.72%

	Lowest (1st Qtr. ’94)	-2.68%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.36%	7.01%	7.47%
Institutional Class Return After Taxes on Distributions(1)	4.47%	4.40%	4.57%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.29%	4.37%	4.58%
Administrative Class Return Before Taxes	6.10%	6.72%	7.19%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	10

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an

11	PIMCO Funds: Pacific Investment Management Series

advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

Prospectus	12

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at an annual rate of 0.25% of the average daily net assets of each Fund taken separately.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

Total Return Fund Total Return II and Total Return III Funds	0.18% 0.25%

13	PIMCO Funds: Pacific Investment Management Series

Individual Portfolio Manager

The following individual has primary responsibility for managing each of the Funds.

Fund	Portfolio Manager	Since		Recent Professional Experience

Total Return Total Return II Total Return III	William H. Gross	5/87 12/91* 5/91*	*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*    Since inception of the Fund.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against

Prospectus	14

violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within 7 days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The

15	PIMCO Funds: Pacific Investment Management Series

Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

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•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•   Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name;

2. Date of birth (for individuals);

3. Residential or business street address; and

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

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Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•   Abusive Trading Practices.  The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent

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purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Redeeming Shares

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving

19	PIMCO Funds: Pacific Investment Management Series

instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in

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whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

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Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Funds: Multi- Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than 7 days may be subject to a redemption fee. See “Redemption Fees” above.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price

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determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. Each fund intends to declare dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

If a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

23	PIMCO Funds: Pacific Investment Management Series

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

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Securities Selection

The Funds seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest all of its assets in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on

25	PIMCO Funds: Pacific Investment Management Series

underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

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Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

The Total Return II and Total Return III Funds may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the Total Return II Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by

27	PIMCO Funds: Pacific Investment Management Series

foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Total Return and Total Return III Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the Total Return II Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have

Prospectus	28

different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Total Return II Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

29	PIMCO Funds: Pacific Investment Management Series

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in

Prospectus	30

derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

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Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

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Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
Institutional Class
03/31/2004	$10.79	$0.30	$0.35	$0.65	$(0.32)	$(0.18)
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)
03/31/2002	10.52	0.55	0.19	0.74	(0.55)	(0.30)
03/31/2001	9.96	0.67	0.56	1.23	(0.67)	0.00
03/31/2000	10.36	0.63	(0.40)	0.23	(0.63)	0.00
Administrative Class
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.51	0.20	0.71	(0.52)	(0.30)
03/31/2001	9.96	0.64	0.56	1.20	(0.64)	0.00
03/31/2000	10.36	0.61	(0.41)	0.20	(0.60)	0.00
Total Return Fund II
Institutional Class
03/31/2004	$10.36	$0.25	$0.33	$0.58	$(0.28)	$(0.14)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)
03/31/2002	10.27	0.48	0.21	0.69	(0.48)	(0.38)
03/31/2001	9.67	0.62	0.60	1.22	(0.62)	0.00
03/31/2000	10.11	0.58	(0.44)	0.14	(0.58)	0.00
Administrative Class
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)
03/31/2002	10.27	0.45	0.21	0.66	(0.45)	(0.38)
03/31/2001	9.67	0.59	0.60	1.19	(0.59)	0.00
03/31/2000	10.11	0.55	(0.44)	0.11	(0.55)	0.00
Total Return Fund III
Institutional Class
03/31/2004	$9.57	$0.26	$0.31	$0.57	$(0.29)	$(0.21)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)	(0.33)
03/31/2002	9.19	0.51	0.19	0.70	(0.51)	(0.14)
03/31/2001	8.74	0.57	0.45	1.02	(0.57)	0.00
03/31/2000	9.27	0.55	(0.53)	0.02	(0.55)	0.00
Administrative Class
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)	(0.33)
03/31/2002	9.19	0.50	0.17	0.67	(0.48)	(0.14)
03/31/2001	8.74	0.55	0.45	1.00	(0.55)	0.00
03/31/2000	9.27	0.54	(0.54)	0.00	(0.53)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

35	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.50)	$10.94	6.20%	$43,723,208	0.43%		2.73%	273%
0.00	(0.81)	10.79	11.77	41,178,760	0.43		4.17	234
0.00	(0.85)	10.41	7.15	35,230,781	0.43		5.16	445
0.00	(0.67)	10.52	12.80	31,746,629	0.49	(b)	6.57	450
0.00	(0.63)	9.96	2.33	24,900,321	0.54	(b)	6.25	223

0.00	(0.47)	10.94	5.93	16,367,285	0.68		2.49	273
0.00	(0.78)	10.79	11.48	16,109,374	0.68		3.86	234
0.00	(0.82)	10.41	6.89	8,900,453	0.68		4.85	445
0.00	(0.64)	10.52	12.52	5,353,222	0.74	(c)	6.31	450
0.00	(0.60)	9.96	2.07	3,233,785	0.79	(c)	6.01	223

$0.00	$(0.42)	$10.52	5.71%	$2,335,828	0.50%		2.41%	262%
0.00	(0.84)	10.36	11.23	2,186,008	0.50		3.74	222
0.00	(0.86)	10.10	6.89	1,775,255	0.50		4.61	473
0.00	(0.62)	10.27	13.02	1,606,998	0.51	(d)	6.24	566
0.00	(0.58)	9.67	1.46	1,263,556	0.50		5.89	142

0.00	(0.40)	10.52	5.45	114,148	0.75		2.17	262
0.00	(0.82)	10.36	10.96	133,732	0.75		3.49	222
0.00	(0.83)	10.10	6.64	111,068	0.75		4.31	473
0.00	(0.59)	10.27	12.74	77,183	0.76	(e)	6.00	566
0.00	(0.55)	9.67	1.20	56,755	0.75		5.56	142

$0.00	$(0.50)	$9.64	6.08%	$1,320,459	0.50%		2.75%	180%
0.00	(0.76)	9.57	12.20	982,838	0.50		4.52	221
0.00	(0.65)	9.24	7.76	844,807	0.50		5.44	449
0.00	(0.57)	9.19	12.15	868,757	0.50		6.46	581
0.00	(0.55)	8.74	0.33	635,592	0.50		6.21	186

0.00	(0.47)	9.64	5.82	4,776	0.75		2.55	180
0.00	(0.73)	9.57	11.93	4,630	0.75		4.24	221
0.00	(0.62)	9.24	7.42	1,167	0.75		5.36	449
0.00	(0.55)	9.19	11.83	11,223	0.75		6.12	581
0.00	(0.53)	8.74	0.08	10,144	0.75		6.11	186

Prospectus	36

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds: Pacific Investment Management Series

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus	A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds: Pacific Investment Management Series

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds: Pacific Investment Management Series

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services – Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and invest-ment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

15-25441-04

PIMCO Funds Prospectus

Pacific

Investment

Management

Series

July 30, 2004

Share Class

Adv Advisor

SHORT DURATION BOND FUNDS
Money Market Fund	Low Duration Fund II
Short-Term Fund	Low Duration Fund III
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
GNMA Fund	Total Return Fund III
Moderate Duration Fund	Total Return Mortgage Fund
Total Return Fund	Investment Grade Corporate Bond Fund
Total Return Fund II	High Yield Fund

LONG DURATION BOND FUNDS
Long-Term U.S. Government Fund

REAL RETURN FUNDS
Real Return Fund	Real Return Asset Fund
Real Return Fund II	CommodityRealReturn Strategy Fund

TAX EXEMPT BOND FUNDS
Short Duration Municipal Income Fund	California Intermediate Municipal Bond Fund
Municipal Bond Fund	California Municipal Bond Fund
New York Municipal Bond Fund

INTERNATIONAL BOND FUNDS
Global Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
Global Bond Fund (U.S. Dollar-Hedged)	Emerging Markets Bond Fund

STRATEGIC ASSET ALLOCATION FUNDS
All Asset Fund

CONVERTIBLE FUNDS
Convertible Fund	European Convertible Fund

EQUITY-RELATED FUNDS
StocksPLUS Fund	StocksPLUS Total Return Fund

This cover is not part of the Prospectus

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment

Management Series

July 30, 2004

Share Class

Advisor

This prospectus describes 32 mutual funds offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

How Fund Shares Are Priced	148
Fund Distributions	149
Tax Consequences	150
Characteristics and Risks of Securities and Investment Techniques	151
Financial Highlights	160
Appendix A — Description of Securities Ratings	A-1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 9. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%(3)
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%

4

Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/–3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. dominated restrictions	+/–3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/–4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
Strategic Asset Allocation Funds	All Asset	Other PIMCO Funds except the All Asset All Authority Fund	Average of Funds held(5)	Average of Funds held(5)	Average of Funds held(4)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(5)

5

Equity- Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(5)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

6

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the California Intermediate Municipal Bond, California Municipal Bond, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Real Return Asset, Short Duration Municipal Income, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

7

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset Fund

The All Asset Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any other Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund invests are called Underlying Funds in this prospectus.

8

PIMCO All Asset Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Description of the Underlying Funds” in this prospectus for information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

9

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risk	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Commodity Risk	• Issuer Non-Diversification Risk
• Credit Risk	• Mortgage Risk	• Leveraging Risk
• High Yield	• Foreign Investment Risk	• Smaller Company Risk
• Market Risk	• European Concentration Risk	• Management Risk
• Issuer Risk	• Real Estate Risk	• California State-Specific Risk
• Liquidity Risk	• Emerging Markets Risk	• New York State-Specific Risk
• Derivatives Risk	• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	2.04%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	6.21%

	Lowest (3rd Qtr. ’03)	0.59%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (7/31/02)
Institutional Class Return Before Taxes	15.98%	20.20%
Institutional Class Return After Taxes on Distributions(1)	14.15%	18.12%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.37%	16.00%
Lehman Global Real: U.S. TIPS 1-10 Year Index(2)	7.11%	9.02%
CPI + 500 Basis Points(3)	15.12%	15.56%
Lipper Flexible Portfolio Funds Average(4)	21.47%	13.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of 1 to 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

11

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Underlying Fund Expenses(2)	Net Fund Operating Expenses
Advisor	0.20%	0.25%	0.15%	0.60%	1.20%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.15%.
(2)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Management of the Funds—Fund of Funds Fees.” PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$122	$381	$660	$1,455

12

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

13

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk	• Liquidity Risk	• Leveraging Risk
• Credit Risk	• Derivatives Risk	• Management Risk
• High Yield Risk	• Mortgage Risk	• California State Specific Risk
• Market Risk	• Issuer Non-Diversification Risk
• Issuer Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.74%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01) 3.17%	3.17%

	Lowest (4th Qtr. ’01)	-0.69%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	3.17%	6.11%
Institutional Class Return After Taxes on Distributions(1)	3.17%	5.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.54%	5.65%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.57%	6.50%
Lipper California Intermediate Municipal Debt Fund Avg(3)	3.47%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities from 5 to 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

15

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

16

PIMCO California Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk	• Issuer Risk	• Issuer Non-Diversification Risk
• Credit Risk	• Liquidity Risk	• Leveraging Risk
• High Yield Risk	• Derivatives Risk	• Management Risk
• Market Risk	• Mortgage Risk	• California State-Specific Risk

17

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	-1.19%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.42%

	Lowest (4th Qtr. ’01)	-0.75%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (5/16/00)(4)
Institutional Class Return Before Taxes	3.79%	7.85%
Institutional Class Return After Taxes on Distributions(1)	3.71%	7.00%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.00%	6.86%
Lehman California Insured Municipal Bond Index(2)	3.55%	7.60%
Lipper California Municipal Debt Fund Average(3)	4.25%	7.47%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

19

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

20

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

21

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Liquidity Risk	• Emerging Markets Risk
• Credit Risk	• Derivatives Risk	• Currency Risk
• High Yield Risk	• Commodity Risk	• Issuer Non-Diversification Risk
• Market Risk	• Mortgage Risk	• Leveraging Risk
• Issuer Risk	• Foreign Investment Risk	• Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 -6/30/04	8.24%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’03)	12.56%

	Lowest (1st Qtr. ’03)	4.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)
Institutional Class Return Before Taxes	29.82%	37.28%
Institutional Class Return After Taxes on Distributions(1)	25.73%	31.98%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.36%	28.72%
Dow Jones – AIG Commodity Total Return(2)	23.93%	24.14%
Lipper Specialty/Miscellaneous Average(3)	31.40%	11.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty/Miscellaneous Average is a total return performance average of funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g., transportation, retailing, or paper, etc.) or ones that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

23

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.49%	0.25%	0.35%	1.09%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$111	$347	$601	$1,329

24

PIMCO Convertible Fund	Ticker Symbol: N/A(Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities Average Portfolio Duration N/A	Credit Quality Maximum 20% below Baa and 10% below B Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 30% of its total assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

25

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	1.45%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. 03)	14.11%

	Lowest (1st Qtr. ‘01)	-12.33%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	31.96%	8.73%
Institutional Class Return After Taxes on Distributions(1)	30.03%	6.77%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.99%	6.32%
Merrill Lynch All Convertibles Index(2)	27.15%	6.07%
Lipper Convertible Securities Fund Avg(3)	26.71%	6.66%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch All Convertibles Index, is an unmanaged market index comprised of convertible bonds. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

27

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

28

PIMCO Emerging Markets Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

29

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	-3.20%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	17.02%

	Lowest (3rd Qtr. ’98)	-21.05%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	32.54%	22.69%	14.50%
Institutional Class Return After Taxes on Distributions(1)	26.05%	16.73%	9.11%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	21.24%	15.86%	8.88%
J.P. Morgan Emerging Markets Bond Index Global(2)	25.65%	15.40%	9.28%
J.P. Morgan Emerging Markets Bond Index Plus(3)	28.62%	16.31%	9.53%
Lipper Emerging Market Debt Fund Avg(4)	30.07%	17.69%	8.61%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. The Fund changed its benchmark index because the J.P. Morgan Emerging Markets Bond Index Global more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. .
(3)	The J.P. Morgan Emerging Markets Bond Index Plus, the Fund’s former benchmark index, is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

31

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.45%	0.25%	0.50%	1.20%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.50%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$122	$381	$660	$1,455

32

PIMCO European Convertible Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus European convertible securities Average Portfolio Duration N/A	Credit Quality B to Aaa; maximum 40% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities. European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country. European convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest its assets in securities denominated in any currency. Assets not invested in European convertible securities may be invested in common stock or other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • European Concentration Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

33

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34

PIMCO European Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.98%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)
	Highest (4th Qtr. ‘02)	7.61%

	Lowest (1st Qtr. ’02)	-2.01%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (11/30/00)
Institutional Class Return Before Taxes	28.03%	11.25%
Institutional Class Return After Taxes on Distributions(1)	26.69%	9.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	18.25%	8.68%
UBS All European Convertible Index(2)	27.96%	11.07%
Lipper Convertible Securities Fund Average(3)	26.71%	4.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The UBS All European Convertible Index is an index of equity holdings equalized at the beginning of the period to reflect the respective cash values of the convertibles in the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

35

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.50%	0.25%	0.35%	1.10%

(1)	Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$112	$350	$606	$1,340

36

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign assets investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

37

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

38

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.70%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘95)	7.23%

	Lowest (1st Qtr. ‘94)	-4.22%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.56%	6.27%	8.12%
Institutional Class Return After Taxes on Distributions(1)	2.07%	3.76%	4.79%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.61%	3.80%	4.82%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Avg(3)	15.50%	5.84%	6.76%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

39

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

40

PIMCO Global Bond Fund (Unhedged)	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

41

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

42

PIMCO Global Bond Fund (Unhedged) (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	-0.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘02)	11.53%

	Lowest (1st Qtr. ‘97)	-4.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.59%	6.86%	7.55%
Institutional Class Return After Taxes on Distributions(1)	12.71%	4.37%	4.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.97%	4.29%	4.58%
J.P. Morgan Global Index (Unhedged)(2)	14.51%	5.67%	6.87%
Lipper Global Income Fund Avg(3)	13.76%	5.81%	6.29%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.

43

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.40%	0.90%

(1)	Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$92	$287	$498	$1,108

44

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

45

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. For periods prior to the inception of Institutional Class shares (2/25/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class A shares, which are also offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

46

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘96)	5.39%

	Lowest (2nd Qtr. ’99)	-1.72%

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Institutional Class Return Before Taxes	3.94%	6.63%	8.40%
Institutional Class Return After Taxes on Distributions(1)	2.49%	4.10%	5.10%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.81%	4.08%	5.11%
J.P. Morgan Global Index (Hedged)(2)	2.09%	5.55%	7.63%
Lipper Global Income Fund Avg(3)	13.76%	5.81%	6.29%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

47

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.40%	0.90%

(1)	Other Expenses “, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$92	$287	$498	$1,108

48

PIMCO GNMA Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns

49

compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

50

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	0.93%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.65%

	Lowest (4th Qtr. ‘99)	-0.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	3.34%	7.72%	7.66%
Institutional Class Return After Taxes on Distributions(1)	2.03%	5.40%	5.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.16%	5.15%	5.01%
Lehman Brothers GNMA Index(2)	2.85%	6.50%	6.69%
Lipper GNMA Fund Avg(3)	1.96%	5.61%	5.84%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

51

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%
(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

52

PIMCO High Yield Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% below Baa, subject to maximum 5%Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade fixed income securities. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the

53

Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

54

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’02)	8.83%

	Lowest (2nd Qtr. ’02)	-4.92%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	23.70%	5.68%	8.17%
Institutional Class Return After Taxes on Distributions(1)	20.47%	2.31%	4.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	15.24%	2.67%	4.64%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Avg(3)	24.34%	3.57%	5.00%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

55

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

56

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns

57

compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

58

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’02)	5.13%

	Lowest (2nd Qtr. ‘01)	-0.10%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	10.37%	11.52%
Institutional Class Return After Taxes on Distributions(1)	7.61%	7.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	7.52%
Lehman Brothers Credit Investment Grade Index(2)	7.70%	10.24%
Lipper Intermediate Investment Grade Debt Fund Average(3)	4.55%	7.96%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of investment grade corporate bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

59

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

60

PIMCO Long-Term U.S. Government Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

61

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

62

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	-0.71%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	11.30%

	Lowest (1st Qtr. ’96)	-6.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.71%	7.58%	8.71%
Institutional Class Return After Taxes on Distributions(1)	1.86%	4.88%	5.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.64%	4.86%	5.47%
Lehman Long-Term Treasury Index(2)	2.48%	6.49%	7.90%
Lipper General U.S. Government Fund Avg(3)	1.30%	5.16%	5.69%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

63

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

64

PIMCO Low Duration Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

65

offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

66

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	0.51%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘95)	3.63%

	Lowest (1st Qtr. ‘94)	-0.32%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.97%	5.83%	6.29%
Institutional Class Return After Taxes on Distributions(1)	1.82%	3.60%	3.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.93%	3.57%	3.79%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Avg(3)	2.51%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

67

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

68

PIMCO Low Duration Fund II	Ticker Symbol: N/A (Adv. Class )

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

69

PIMCO Low Duration Fund II (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	0.39%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘95)	3.83%

	Lowest (1st Qtr. ‘94)	-0.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.84%	5.50%	5.87%
Institutional Class Return After Taxes on Distributions(1)	0.59%	3.23%	3.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.20%	3.28%	3.48%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	6.71%
Lipper Short Investment Grade Debt Fund Avg(3)	2.49%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

70

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

71

PIMCO Low Duration Fund III	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

72

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

73

PIMCO Low Duration Fund III (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	0.41%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	3.94%

	Lowest (2nd Qtr. ‘99)	0.29%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	2.54%	5.75%	6.07%
Institutional Class Return After Taxes on Distributions(1)	1.35%	3.54%	3.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.67%	3.52%	3.72%
Merrill Lynch 1–3 Year Treasury Index(2)	1.90%	5.37%	5.85%
Lipper Short Investment Grade Debt Fund Avg(3)	2.49%	4.95%	5.26%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

74

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/ or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

75

PIMCO Moderate Duration Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 2-5 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

76

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

77

PIMCO Moderate Duration Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	0.73%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	5.62%

	Lowest (2nd Qtr. ‘99)	- 0.64%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	5.44%	7.10%	7.37%
Institutional Class Return After Taxes on Distributions(1)	3.70%	4.60%	4.73%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.64%	4.51%	4.66%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	4.31%	6.65%	7.08%
Lipper Short Intermediate Investment Grade Debt Fund Avg(3)	3.31%	5.68%	6.00%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges or taxes.

78

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

79

PIMCO Money Market Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of

80

securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

81

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.36%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘95)	1.72%

	Lowest (3rd Qtr. ‘03)	0.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class	0.85%	3.46%	4.32%
Salomon 3-Month Treasury Bill Index(1)	1.07%	3.49%	4.30%
Lipper Institutional Money Market Fund Average(2)	0.61%	3.24%	4.07%

(1)	The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges or taxes.

82

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.15%	0.25%	0.30%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

83

PIMCO Municipal Bond Fund	Ticker Symbol: N/A(Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3-10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State Specific Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

84

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

85

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-1.18%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘02)	4.06%

	Lowest (2nd Qtr. ‘99)	-2.36%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (12/31/97)
Institutional Class Return Before Taxes	5.35%	5.47%	5.57%
Institutional Class Return After Taxes on Distributions(1)	3.83%	5.08%	5.25%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.44%	5.01%	5.15%
Lehman Brothers General Municipal Bond Index(2)	5.31%	5.83%	5.94%
Lipper General Municipal Debt Fund Avg(3)	5.33%	4.89%	5.64%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

86

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%
(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

87

PIMCO New York Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

88

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

89

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.93%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘02)	4.97%

	Lowest (4th Qtr. ‘01)	-0.71%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	4.95%	7.88%
Institutional Class Return After Taxes on Distributions(1)	4.91%	7.37%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.47%	7.11%
Lehman Brothers New York Insured Municipal Bond Index(2)	5.58%	7.65%
Lipper New York Municipal Debt Fund Avg(3)	4.94%	6.37%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

90

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

91

PIMCO Real Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was              years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

92

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right show performance of the Fund’s Institutional Class shares. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although advisor Class and Institutional Class shares would have similar annual returns because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

93

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.13%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	7.71%

	Lowest (4th Qtr. ‘01)	-1.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Institutional Class Return Before Taxes	8.50%	10.62%	8.98%
Institutional Class Return After Taxes on Distributions(1)	5.97%	7.74%	6.23%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.02%	7.36%	6.00%
Lehman Global Real: U.S Tips Index(2)	8.40%	9.57%	7.81%
Lipper Treasury Inflation – Protected Securities Average(3)	7.36%	10.05%	7.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper. Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97, Index comparisons began on 1/31/97.

94

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/ or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

95

PIMCO Real Return Fund II	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions Average Portfolio Duration See description below	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was [    ] years. The Fund may not invest more than 2.5% of its total assets in the securities of a single issuer, except U.S. Government Securities.

The Fund may invest only in investment grade U.S. dollar-denominated securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest more than 1% of its total assets in the securities of a single issuer that is rated Baa by Moody’s or BBB by S&P, or if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may not enter into contracts to purchase securities on a forward basis with respect to more than 50% of its total assets.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

96

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

97

PIMCO Real Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	1.97%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	3.79%

	Lowest (3rd Qtr. ’03)	0.19%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (2/28/02)
Institutional Class Return Before Taxes	8.10%	12.61%
Institutional Class Return After Taxes on Distributions(1)	6.29%	9.94%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.24%	9.13%
Lehman Global Real: U.S. TIPS Index(2)	8.40%	12.29%
Lipper Treasury Inflation Protected Series Average(3)	7.36%	11.47%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.

98

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

99

PIMCO Real Return Asset Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 20% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2004 was              years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

100

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities marker index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower that Institutional Class performance because of the higher expenses paid by Advisor Class shares.

101

PIMCO Real Return Asset Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.16%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	10.63%

	Lowest (3rd Qtr. ‘03)	-0.14%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (11/12/01)(4)
Institutional Class Return Before Taxes	13.01%	13.83%
Institutional Class Return After Taxes on Distributions(1)	10.33%	11.42%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.67%	10.42%
Lehman U.S Treasury Inflation Notes: 10+ Year Index(2)	11.91%	14.81%
Lipper Treasury Inflation – Protected Securities Average(3)	7.36%	10.41%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average and therefore no returns are provided for this average.
(4)	The Fund began operations on 11/12/01. Index comparisons began on 11/30/01.

102

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

103

PIMCO Short Duration Municipal Income Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital.	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0-3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State Specific Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

104

offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

105

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘00)	2.01%

	Lowest (4th Qtr. ‘02)	0.38%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	2.54%	4.01%
Institutional Class Return After Taxes on Distributions(1)	2.54%	3.98%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.43%	3.91%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.71%	4.06%
Lipper Short Municipal Debt Fund Avg(3)	2.06%	3.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having maturities from 1 to 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

106

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Classes	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.20%	0.25%	0.29%	0.74%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.29%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Classes	Year 1	Year 3	Year 5	Year 10
Advisor	$76	$237	$411	$918

107

PIMCO Short-Term Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk	• Market Risk • Issuer Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

108

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.68%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.60%

	Lowest (1st Qtr. ‘94)	0.19%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.60%	4.71%	5.48%
Institutional Class Return After Taxes on Distributions(1)	1.87%	2.90%	3.32%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.69%	2.88%	3.31%
Citigroup 3-Month Treasury Bill Index(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligation Fund Avg(3)	1.49%	4.18%	4.78%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

109

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

110

PIMCO StocksPLUS Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Liquidity Risk	• Currency Risk

111

• Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

112

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	2.81%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘98)	21.45%

	Lowest (3rd Qtr. ‘02)	-16.70%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	29.63%	0.27%	11.89%
Institutional Class Return After Taxes on Distributions(1)	27.62%	-2.04%	7.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.22%	-0.95%	7.77%
S&P 500 Index(2)	28.68%	-0.57%	11.07%
Lipper Large-Cap Core Fund Average(3)	25.59%	-1.78%	8.73%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

113

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

114

PIMCO StocksPLUS Total Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among

115

the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	3.52%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	17.34%

Calendar Year End (through 12/31)	Lowest (1st Qtr. ’03)	-2.71%

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)
Institutional Class Return Before Taxes	30.47%	15.07%
Institutional Class Return After Taxes on Distributions(1)	29.17%	13.99%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.14%	12.30%
S&P 500 Index (2)	28.68%	10.02%
Lipper Large-Cap Core Fund Index (3)	25.57%	15.17%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.

116

(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

117

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.49%	0.25%	0.35%	1.09%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$111	$347	$601	$1,329

118

PIMCO Total Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

119

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

120

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.46%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	6.49%

	Lowest (1st Qtr. ‘94)	-2.69%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.56%	7.32%	7.61%
Institutional Class Return After Taxes on Distributions(1)	3.79%	4.65%	4.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.66%	4.60%	4.69%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

121

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee paid of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

122

PIMCO Total Return Fund II	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

123

PIMCO Total Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.57%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	6.50%

	Lowest (1st Qtr. ‘94)	-2.60%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.88%	6.93%	7.37%
Institutional Class Return After Taxes on Distributions(1)	3.53%	4.37%	4.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.36%	4.35%	4.60%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

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Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

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PIMCO Total Return Fund III	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

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Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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PIMCO Total Return Fund III (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.68%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	6.72%

	Lowest (1st Qtr. ‘94)	-2.68%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.36%	7.01%	7.47%
Institutional Class Return After Taxes on Distributions(1)	4.47%	4.40%	4.57%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.29%	4.37%	4.58%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

128

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

129

PIMCO Total Return Mortgage Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

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offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.78%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.66%

	Lowest (2nd Qtr. ‘99)	-0.13%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.20%	7.60%	7.83%
Institutional Class Return After Taxes on Distributions(1)	2.84%	5.00%	5.19%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.71%	4.86%	5.04%
Lehman Brothers Mortgage Index(2)	3.07%	6.55%	6.73%
Lipper U.S. Mortgage Fund Avg(3)	2.50%	5.69%	5.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

132

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%
(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

135

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

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Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation Risk

The All Asset Fund’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

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Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset Fund and selects the Underlying Funds in which the All Asset Fund invests.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management. Research Affiliates is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Money Market Fund	0.15%

All Asset and Short Duration Municipal Income Fund	0.20%

California Intermediate Municipal Bond, California Municipal Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	0.25%

Convertible, Real Return Asset and StocksPLUS Funds	0.40%

Emerging Markets Bond Fund	0.45%

CommodityRealReturn Strategy and StocksPLUS Total Return Funds	0.49%

European Convertible Fund	0.50%

PIMCO pays a fee to Research Affiliates, the asset allocation sub-adviser of the All Asset Fund, at an annual rate of 0.20% of the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Advisor Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Advisor Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Advisor Class shares):

Fund	Administrative Fees
All Asset Fund	0.15%

Low Duration, Short-Term and Total Return Funds	0.20%

Short Duration Municipal Income Fund	0.29%

Moderate Duration, Money Market, Municipal Bond, Real Return and Real Return II Funds	0.30%

California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds	0.32%

CommodityRealReturn Strategy, Convertible, European Convertible, Foreign Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration II, Low Duration III, Real Return Asset, StocksPLUS, StocksPLUS Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	0.35%

Global Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.40%

Emerging Markets Bond Fund	0.50%

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.15%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Advisor Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees paid to PIMCO by the Underlying Funds in which the Fund invests. PIMCO has contractually agreed for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total assets invested in Underlying PIMS Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s Institutional Class Shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%

California Municipal Bond Fund	0.25	0.22	0.47

CommodityRealReturn Strategy Fund	0.49	0.25	0.74

Convertible Fund	0.40	0.26	0.66

Diversified Income Fund	0.45	0.31	0.75	(2)

Emerging Markets Bond Fund	0.45	0.40	0.85

European Convertible Fund	0.50	0.25	0.75

Floating Income Fund	0.30	0.25	0.55

Foreign Bond Fund (Unhedged)	0.25	0.25	0.50

Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.26	0.51

Global Bond Fund (Unhedged)	0.25	0.31	0.56

Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.31	0.56

GNMA Fund	0.25	0.27	0.52

International Stocks PLUS TR Strategy	0.55	0.86	0.85	(3)

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High Yield Fund	0.25	0.25	0.50

Investment Grade Corporate Bond Fund	0.25	0.26	0.51

Long-Term U.S. Government Fund	0.25	0.26	0.51

Low Duration Fund	0.25	0.18	0.43

Low Duration Fund II	0.25	0.27	0.52

Low Duration Fund III	0.25	0.25	0.50

Moderate Duration Fund	0.25	0.20	0.45

Money Market Fund	0.15	0.20	0.35

Municipal Bond Fund	0.25	0.24	0.49

New York Municipal Bond Fund	0.25	0.22	0.47

Real Estate Real Return Strategy Fund	0.49	0.88	0.74	(4)

Real Return Fund	0.25	0.20	0.45

Real Return Fund II	0.25	0.20	0.45

Real Return Asset Fund	0.40	0.25	0.65

Short Duration Municipal Income Fund	0.20	0.19	0.39

Short-Term Fund	0.25	0.20	0.45

StocksPLUS Fund	0.40	0.25	0.65

StocksPLUS Total Return Fund	0.49	0.25	0.74	(4)

Total Return Fund	0.25	0.18	0.43

Total Return Fund II	0.25	0.25	0.50

Total Return Fund III	0.25	0.25	0.50

Total Return Mortgage Fund	0.25	0.30	0.55

(1)	Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expense, and pro rata trustee fees) attributable to the Institutional Class shares.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class Shares to the extent they would exceed, due to the payment of organizational expenses, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided toal expenses, including such recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

All Asset	Robert D. Arnott	7/02*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P.

California Intermediate Municipal Bond California Municipal Bond Municipal Bond New York Municipal Bond Short Duration Municipal Income	Mark V. McCray	4/00 5/00* 4/00 4/00 4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.

CommodityRealReturn Strategy Real Return Real Return II Real Return Asset	John B. Brynjolfsson	6/02* 1/97* 2/02* 11/01*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Convertible	Mark D. Hudoff	8/03	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Emerging Markets Bond	Mohamed A. El-Erian	8/99	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank, where he was head of emerging markets research.

European Convertible	Yuri P. Garbuzov	5/02	Senior Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	11/00 11/00 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of mortgage-backed security pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Low Duration Low Duration II Low Duration III Moderate Duration StocksPLUS StocksPLUS Total Return Total Return Total Return II Total Return III	William H. Gross	5/87* 10/91* 12/96* 1/98 1/98 6/02* 5/87* 12/91* 5/91*	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team that manages the Moderate Duration, StocksPLUS and StocksPLUS Total Return Funds.

Money Market Short-Term	Paul A. McCulley	11/99 8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

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Distributor

The Trust’s Distributor is PA Distributors LLC, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Management of the Funds

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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Advisor Class Shares

The Trust offers investors Advisor Class shares of the Funds in this prospectus. With the exception of fees charged on sales (redemptions) of shares of the Funds within a certain number of days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Advisor Class shares.

•    Service and Distribution (12b-1) Fees—Advisor Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Advisor Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use its Advisor Class assets to reimburse financial intermediaries that provide services relating to Advisor Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Advisor Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Advisor Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Advisor Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Advisor Class assets on an ongoing basis, over time they will increase the cost of an investment in Advisor Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•    Arrangements with Service Agents. Advisor Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Advisor Class shares. PIMCO may make additional payments to service agents. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

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Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Advisor Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Advisor Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Advisor Class shareholders.

“Wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of the class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•    Investment Minimums.  The minimum initial investment for shares is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Advisor Class shares for its clients through omnibus accounts is $250,000 per Fund.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

•    Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services (“Transfer Agent”), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•    Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Advisor Class shares only by wiring federal funds to the Trust’s Transfer Agent, Boston Financial Data Services – Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•    Additional Investments.  An investor may purchase additional Advisor Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•    Other Purchase Information.  Purchases of a Fund’s Advisor Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

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The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Advisor Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence.

Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•     Abusive Trading Practices.  The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Redeeming Shares

•    Redemptions by Mail.  An investor may redeem (sell) Advisor Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•    Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfds.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

•    Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•    Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Advisor Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may exchange Advisor Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

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An investor may exchange shares only with respect to Funds that are registered in the investor’s state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period[1]
GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Bond, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	7 calendar days

All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Convertible, Emerging Markets Bond, European Convertible, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond, Real Return Asset, StocksPLUS and StocksPLUS Total Return Funds	30 calendar days

[1]	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

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In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchase and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans;

•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and

•	otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Advisor Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

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The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly

Fixed Income Funds	•

All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, and StocksPLUS Total Return Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Funds whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting

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that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•    Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•    Taxes on Redemption or Exchanges of Shares.   Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•    Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•    A Note on the CommodityRealReturn Strategy, Real Return, Real Return II and Real Return Asset Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•    A Note on the Municipal Funds.  Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income

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tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not benefit individuals that are not subject to that state’s income tax.

•    A Note on Funds of Funds.  The All Asset Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset Fund invests its assets in shares of the Underlying Funds, and as such do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset Fund is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

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Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the California Intermediate Municipal Bond, California Municipal Bond, Convertible, European Convertible, Money Market, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

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Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund (except the Total Return Fund) may invest in convertible securities or equity securities. The Total Return Fund may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

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Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•    Emerging Market Securities.  Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest up to 10% of its total assets (5% in the case of the Low Duration, Low Duration III and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies. The Emerging Markets Bond Fund may invest without limit in such securities.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

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Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may

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decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

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•   A Note on the CommodityRealReturn Strategy Fund.  While each Fund (except the Money Market Fund) may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The All Asset Fund invests substantially all of its assets in other investment companies. The All Asset Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

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Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated a liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

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Changes in Investment Objectives and Policies

The investment objective of the Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

The Advisor Class shares of the Funds do not have a full calendar year of performance. Thus, no financial highlights information is included for the Funds.

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Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

Following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

A-2

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-3

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-4

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment

Management Series

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

15-21340-00

PIMCO Bond Funds Prospectus

07.30.04

Share Class

R

SHORT DURATION BOND FUNDS

Money Market Fund

Short-Term Fund

Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS

Total Return Fund

LONG DURATION BOND FUNDS

Long-Term U.S. Government Fund

INTERNATIONAL BOND FUNDS

Global Bond Fund (U.S. Dollar-Hedged)

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS

High Yield Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

REAL RETURN BOND FUNDS

Real Return Fund

CommodityRealReturn Strategy Fund

CONVERTIBLE FUNDS

Convertible Fund

EQUITY RELATED FUNDS

StocksPLUS Fund

This cover is not part of the prospectus.

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment Management Series

July 30, 2004

Share Class

R

This prospectus describes 16 mutual funds offered by PIMCO Funds: Pacific Investment Management Series. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
International Bond Funds	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
High Yield Bond Funds	High Yield	Higher-yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%
Mortgage-Backed Bond Funds	GNMA Fund	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Commodity Real-Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

1

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Low Duration, Money Market, Real Return, Short-Term, Total Return Mortgage and Total Return Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

2

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3

PIMCO CommodityRealReturn Strategy Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

4

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class R shares for a full calendar year. Although Class R and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

5

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	8.24%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’03)	12.56%

	Lowest (1st Qtr. ’03)	4.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (6/28/02)(4)
Institutional Class Return Before Taxes	29.82%	37.28%
Institutional Class Return After Taxes on Distributions(1)	25.73%	31.98%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.36%	28.72%
Dow Jones – AIG Commodity Total Return(2)	23.93%	24.14%
Lipper Specialty/Miscellaneous Funds Average(3)	31.15%	12.60%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty/Miscellaneous Average is a total return performance average of funds tracked by Lipper, Inc. that limit their investments to a specific industry (e.g., transportation, retailing, or paper, etc.) or ones that have not been classified into an existing investment objective. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class R	0.49%	0.50%	0.90%	1.89%	(0.40)%	1.49%

6

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.50%.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Class R shares to the extent they would exceed, due to the payment of organizational expenses, 1.49% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$152	$471	$813	$1,779

7

PIMCO Convertible Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Category Convertible Fund Focus Convertible securities Average Portfolio Duration N/A	Credit Quality Maximum 20% below B Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

8

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

9

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/04 - 6/30/04	1.45%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’00)	12.98%

	Lowest (1st Qtr. ’01)	-12.33%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	31.96%	8.73%
Institutional Class Return After Taxes on Distributions(1)	30.03%	6.77%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.99%	6.32%
Merrill Lynch All Convertibles Index(2)	27.15%	6.07%
Lipper Convertible Securities Fund Avg(3)	26.71%	6.66%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds. The Fund changed its benchmark index because the Merrill Lynch All Convertibles Index more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.40%	0.50%	0.40%	1.30%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

10

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$132	$412	$713	$1,568

11

PIMCO Emerging Markets Bond Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

12

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

13

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-3.20%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’02)	17.02%

	Lowest (3rd Qtr. ‘98)	-21.05%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	32.54%	22.69%	14.50%
Institutional Class Return After Taxes on Distributions(1)	26.04%	16.73%	9.11%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	21.24%	15.86%	8.88%
J.P. Morgan Emerging Markets Bond Index Plus(2)	25.65%	15.40%	9.28%
Lipper Emerging Market Debt Fund Avg(3)	30.07%	17.69%	8.61%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Plus, the Fund’s former benchmark index, is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	0.55	1.50%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.55% paid by Class R shares.

14

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$153	$474	$818	$1,791

15

PIMCO Foreign Bond Fund (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Maturity 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

16

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.45%	1.20%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.45% paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class R	$122	$381

17

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Maturity 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

18

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

19

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	1.70%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	7.05%

	Lowest (1st Qtr. ’94)	-4.39%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	2.81%	5.53%	7.37%
Class R Return After Taxes on Distributions(1)	1.48%	3.29%	4.33%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	2.12%	3.34%	4.37%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	1.98%	5.41%	7.41%
Lipper International Income Fund Avg(3)	15.50%	5.84%	6.76%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.47%	1.22%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.45% and interest expense. Total Annual Fund Operating Expenses excluding interest expense would be 1.20% for Class R shares. Interest expense is generally incurred as a result of investment management activities.

20

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$124	$387	$670	$1,477

21

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital Fund Category International Bond	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

22

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance in the Average Annual Total Returns table reflects the impact of sales charges. Although Class A and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Class A performance because of the lower expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

23

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/04 - 6/30/04	1.22%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (07/01/96–09/30/96)	5.29%

	Lowest (04/01/99–06/30/99)	-1.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Class A Return Before Taxes	-1.14%	5.24%	7.38%
Class A Return After Taxes on Distributions(1)	-2.38%	2.89%	4.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.50%	2.99%	4.34%
J.P. Morgan Global Index (Hedged)(2)	2.09%	5.55%	7.63%
Lipper Global Income Fund Avg(3)	13.76%	5.81%	6.29%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class R shares will vary.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.45%	1.20%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.45% paid by Class R shares.

24

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$122	$381	$660	$1,455

25

PIMCO GNMA Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Category Mortgage-Backed Bond Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one-to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Leveraging Risk • Management Risk

26

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

27

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.93%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	4.65%

	Lowest (4th Qtr. ’99)	-0.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	3.34%	7.72%	7.66%
Institutional Class Return After Taxes on Distributions(1)	2.03%	5.40%	5.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.16%	5.15%	5.01%
Lehman Brothers GNMA Index(2)	2.85%	6.50%	6.69%
Lipper GNMA Fund Avg(3)	1.96%	5.61%	6.10%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association Securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

28

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

29

PIMCO High Yield Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% below Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase, and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

30

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

31

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	-0.54%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’02)	8.68%

	Lowest (2nd Qtr. ’02)	-5.08%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	22.91%	5.00%	7.48%
Class R Return After Taxes on Distributions(1)	19.98%	1.90%	4.09%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	14.74%	2.27%	4.23%
Merrill Lynch U.S. High Yield BB-B Rated Index(2)	22.95%	4.75%	6.88%
Lipper High Current Yield Fund Avg(3)	24.34%	3.57%	5.00%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

32

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

33

PIMCO Long-Term U.S. Government Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Long Duration Bond	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

34

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

35

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.59%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	11.30%

	Lowest (1st Qtr. ’96)	-6.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.71%	7.58%	8.71%
Institutional Class Return After Taxes on Distributions(1)	1.86%	4.88%	5.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.64%	4.86%	5.47%
Lehman Long-Term Treasury Index(2)	2.48%	6.49%	7.90%
Lipper General U.S. Government Fund Avg(3)	1.30%	5.16%	5.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

36

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

37

PIMCO Low Duration Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Category Short Duration Bond Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

38

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

39

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	0.14%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’95)	3.45%

	Lowest (1st Qtr. ’94)	-0.50%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	2.23%	5.07%	5.53%
Class R Return After Taxes on Distributions(1)	1.34%	3.14%	3.35%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	1.45%	3.11%	3.34%
Merrill Lynch 1-3 Year Treasury Index(2)	1.90%	5.37%	5.68%
Lipper Short Investment Grade Debt Fund Avg(3)	2.49%	4.95%	5.15%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an administrative fee of 0.40%.

40

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

41

PIMCO Money Market Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Aaa or Prime 1; ≤ 5% Aa or Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•  Interest Rate Risk

•  Credit Risk

•  Market Risk

•  Issuer Risk

•  Foreign Investment Risk

•  Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

42

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	0.36%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	1.72%

	Lowest (3rd Qtr. ’03)	0.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class	0.85%	3.46%	4.32%
Citigroup 3-month Treasury Bill Index(1)	1.07%	3.49%	4.30%
Lipper Money Market Fund Avg(2)	0.80%	3.46%	4.35%

(1)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.15%	0.50%	0.40%	1.05%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect a 0.40% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$107	$334	$579	$1,283

43

PIMCO Real Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Inflation-Indexed Bond	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration ± 3 years of its Index	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. In calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivative Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

44

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

45

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	1.78%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	7.52%

	Lowest (4th Qtr. ’01)	-1.43%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class R Return Before Taxes	7.73%	9.85%	8.22%
Class R Return After Taxes on Distributions(1)	5.46%	7.27%	5.78%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	5.51%	6.89%	5.54%
Lehman Global Real: U.S. TIPS Index(2)	8.40%	9.57%	7.84%
Lipper Treasury Inflation – Protected Securities Average(3)	7.36%	8.96%	7.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Global Real: U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an administrative fee of 0.40%.

46

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

47

PIMCO Short-Term Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk	• Market Risk • Issuer Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

48

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

49

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	0.33%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.47%

	Lowest (1st Qtr. ’94)	0.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	1.88%	4.15%	4.93%
Class R Return After Taxes on Distributions(1)	1.40%	2.55%	2.99%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	1.23%	2.54%	2.98%
Citigroup 3-month Treasury Bill Index(2)	1.07%	3.49%	4.30%
Lipper Ultra-Short Obligations Fund Avg(3)	1.49%	4.18%	4.78%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

50

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

51

PIMCO StocksPLUS Fund

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Category Enhanced Index Stock Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the

52

case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

53

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	2.81%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’98)	21.26%

	Lowest (3rd Qtr. ’02)	-16.85%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	28.65%	-0.40%	11.16%
Class R Return After Taxes on Distributions(1)	26.85%	-2.64%	6.93%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	18.59%	-1.46%	7.22%
S&P 500 Index(2)	28.68%	-0.57%	11.14%
Lipper Large-Cap Core Fund Average(3)	25.57%	-1.66%	8.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalization (on a 3 year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the S&P 400 Mid-Cap Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.40%	0.50%	0.40%	1.30

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

54

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$132	$412	$713	$1,568

55

PIMCO Total Return Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

56

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

57

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/04 - 6/30/04	0.10%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.30%

	Lowest (1st Qtr. ’94)	-2.85%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	4.79%	6.55%	6.84%
Class R Return After Taxes on Distributions(1)	3.29%	4.19%	4.26%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	3.16%	4.14%	4.24%
Lehman Brothers Aggregate Bond Index(2)	4.10%	6.62%	6.95%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.55%	5.81%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect a 0.40% Administrative Fee paid by Class R shares.

58

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

59

PIMCO Total Return Mortgage Fund

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

60

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

61

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/04 - 6/30/04	0.78%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest (3rd Qtr. ’01)

Lowest (2nd Qtr. ’99)
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.20%	7.60%	7.83%
Institutional Class Return After Taxes on Distributions(1)	2.84%	5.00%	5.19%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.71%	4.86%	5.04%
Lehman Brothers Mortgage Index(2)	3.07%	6.55%	6.73%
Lipper U.S. Mortgage Fund Avg(3)	2.50%	5.69%	5.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect a 0.40% Administrative Fee paid by Class R shares.

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Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the

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underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

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Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2004, the following Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Funds	0.25%
StocksPLUS Fund	0.40%

Class R shares of the Funds in the following table were not operational during the fiscal year ended March 31, 2004. The investment advisory fees for these Funds are at the following annual rates, based upon the average daily net assets of the Funds:

Fund	Advisory Fees
Money Market Fund	0.15%
Foreign Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, Long-Term U.S. Government and Total Return Mortgage Funds	0.25%
Convertible Fund	0.40%
Emerging Markets Bond Fund	0.45%
CommodityRealReturn Strategy Fund	0.49%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class R shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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For the fiscal year ended March 31, 2004, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares):

Fund	Administrative Fees
High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Mortgage Funds	0.40%
Foreign Bond (U.S. Dollar-Hedged) Fund	0.45%

Class R shares of the Funds in the following table were not operational during the fiscal year ended March 31, 2004. The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares:

Fund	Administrative Fees
Convertible, GNMA, Long-Term U.S. Government, Money Market and Total Return Mortgage Funds	0.40%
Foreign Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.45%
CommodityRealReturn Strategy Fund	0.50%
Emerging Markets Bond	0.55%

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since		Recent Professional Experience
CommodityRealReturn Strategy Real Return	John B. Brynjolfsson	6/02 1/97	* *	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.
Convertible	Mark T. Hudoff	8/03		Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.
Emerging Markets Bond	Mohamed A. El-Erian	8/99		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.
Foreign Bond (Unhedged) Foreign Bond (U.S. Dollar-Hedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	4/04 11/00 11/00	*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.
GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00		Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.
High Yield	Raymond G. Kennedy	4/02		Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.
Long-Term U.S. Government	James M. Keller	4/00		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1996, and has managed fixed income accounts for various institutional clients since that time.
Low Duration StocksPLUS Total Return	William H. Gross	5/87 1/98 5/87	* *	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team that manages the StocksPLUS Fund.
Money Market Short-Term	Paul A. McCulley	11/99 8/99		Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

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Distributor

The Trust’s Distributor is PA Distributors LLC, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants the “New Jersey Settlement”. In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”) any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class R shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

General Information

•     Retirement Plans.  Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the Plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan accounts.

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The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may change plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan’s and/or the financial service firm’s materials regarding its fees and services.

•     Calculation of Share Price and Redemption Payments.  When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees. NAVs are determined at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If a purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

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There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds’ shares.

Buying Shares

Class R shares of each Fund are continuously offered to retirement plans. See “Retirement Plans” above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services.

A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

Retirement plans which wish to invest directly by mail should send a check payable to PA Distributors LLC, along with a completed application form to:

PA Distributors LLC
P.O. Box 9688
Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

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Investment Minimums

The following investment minimums apply for purchases of Class R shares.

Initial Investment	Subsequent Investments
$2,500 per Fund	$50 per Fund

In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

•    Abusive Trading Practices.  The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor’s balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other Fund or series of PIMCO Funds: Multi-Manager Series that offers Class R shares. Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Currently, the Trust does not charge any exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.] Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase or other activity would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to a plan’s financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Other than any applicable redemption fee (see below), investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

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Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
GNMA, Low Duration, Real Return, Short-Term, Total Return and Total Return Mortgage Funds	7 calendar days

CommodityRealReturn Strategy, Convertible, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, Long-Term U.S. Government and StocksPLUS Funds

30 calendar days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the Redemption Fee:

•  redemptions and exchanges of Fund shares acquired through the reinvestments of dividends and distributions;

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•  redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and

•  otherwise as the Trust may determine in its sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Redemptions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
CommodityRealReturn Strategy, Convertible and StocksPLUS Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•  Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

•  Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•  Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

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Tax Consequences

•  Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•     Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•     Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•     Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•     A Note on the CommodityRealReturn Strategy and Real Return Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

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Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the Money Market and Convertible Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

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Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund (except the Money Market Fund) may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.

Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the Long-Term U.S. Government Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•  Emerging Market Securities. Each Fund (except the Long-Term U.S. Government and Money Market Funds) may invest up to 10% of its total assets (5% in the case of the Low Duration and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies. The Emerging Markets Bond Fund may invest without limit in such securities.

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A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in a country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•  Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

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Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

•  A Note on the CommodityRealReturn Strategy Fund. While each Fund (except the Money Market Fund) may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market Fund) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

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Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Foreign Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

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Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class R shares of each Fund since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

(U.S. Dollar-Hedged)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Foreign Bond Fund
03/31/2003 - 03/31/2004	$10.70	$0.23	$0.05	$0.28	$(0.25)	$(0.21)
12/31/2002 - 03/31/2003	10.58	0.08	0.12	0.20	(0.05)	0.00

High Yield Fund
03/31/2003 - 03/31/2004	$8.90	$0.62	$0.80	$1.42	$(0.63)	$0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00

Low Duration Fund
03/31/2003 - 03/31/2004	$10.33	$0.14	$0.07	$0.21	$(0.18)	$(0.05)
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00

Real Return Fund
03/31/2003 - 03/31/2004	$11.42	$0.20	$1.00	$1.20	$(0.32)	$(0.51)
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00

Short-Term Fund
03/31/2003 - 03/31/2004	$10.04	$0.07	$0.07	$0.14	$(0.10)	$(0.01)
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00

StocksPLUS Fund
03/31/2003 - 03/31/2004	$7.71	$0.88	$1.73	$2.61	$(0.69)	$0.00
12/31/2002 - 03/31/2003	7.90	(0.44)	0.25	(0.19)	0.00	0.00

Total Return Fund
03/31/2003 - 03/31/2004	$10.79	$0.19	$0.38	$0.57	$(0.24)	$(0.18)
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

+	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.

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Tax Basis Return of Capital	Total Distributions		Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$ 0.00 (0.03)	$(0.46 (0.08	) )	$10.52 10.70	2.71 1.93%		$73 10	1.22 1.20	%(b) +	2.17 2.97	% +	711 589	% %
$ 0.00 0.00	$(0.63 (0.17	) )	$9.69 8.90	16.33 6.44%		$1,342 11	1.15 1.15	% +	6.41 7.61	% +	105 129%
$ 0.00 0.00	$(0.23 (0.06	) )	$10.31 10.33	2.00 1.21%		$1,490 10	1.15 1.15	% +	1.37 2.09	% +	247 218%
$ 0.00 0.00	$(0.83 (0.07	) )	$11.79 11.42	10.95 2.02%		$8,240 10	1.15 1.15	% +	1.74 2.36	% +	308 191%
$ 0.00 0.00	$(0.11 (0.05	) )	$10.07 10.04	1.38 0.95%		$48 10	1.15 1.15	% +	0.73 1.65	% +	268 77%
$ 0.00 0.00	$(0.69 0.00)		$9.63 7.71	34.07 (2.41	% )	$135 10	1.30 1.30	% +	9.30 (22.39	% )+	287 282%
$ 0.00 0.00	$(0.42 (0.08	) )	$10.94 10.79	5.42 1.90%		$31,079 2,099	1.15 1.15	% +	1.73 2.92	% +	273 234%

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Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

A-1

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

A-2

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

A-3

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-4

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

[LOGO]

Investment Company Act File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

A Choice of Specialized Investment Firms

The PIMCO Funds are managed by the affiliated institutional investment firms of PIMCO Advisors. Each firm specializes in a specific asset class and investment style. So whether you’re looking for a small-cap value manager, a large-cap growth manager or a core bond manager, the PIMCO Funds provide you with access to a highly qualified expert.

Cadence Capital Management (CCM)

Combining the best of growth and value, CCM seeks to invest in reasonably priced companies that offer rapid earnings growth potential.

Dresdner RCM Global Investors (RCM)

With a worldwide presence, RCM’s growth specialists bring a global perspective to domestic and international stock investing.

NFJ Investment Group (NFJ)

Pure, deep value investors, NFJ emphasizes risk management by investing primarily in dividend-paying stocks and imposing strict diversification guidelines.

Nicholas-Applegate Capital Management (NACM)

NACM employs a bottom-up, research driven approach to identify financially strong companies poised to benefit from change.

Pacific Investment Management Company (PIMCO)

Under the direction of its renowned founder and Chief Investment Officer, Bill Gross, PIMCO has become one of the most respected names in fixed income management.

PEA Capital (PEA)

Across its varied products, PEA relies on in-depth research and competitive analysis to identify the companies most likely to deliver long-term capital appreciation.

PZ060.7/04	Not part of the Prospectus

[LOGO]

PIMCO Funds Prospectus

Pacific

Investment

Management

Series

July 30, 2004

Liquid Assets Fund

This cover is not part of the Prospectus

PIMCO Fund Prospectus

PIMCO Funds: Pacific Investment

Management Series

July 30, 2004

This prospectus describes the PIMCO Liquid Assets Fund (the “Fund”), a mutual fund offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets. The firm’s institutional heritage is reflected in the Fund offered in this prospectus.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

2

Summary Information

The table below summarizes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Fund	Main Investments	Average Portfolio Maturity	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)

Liquid Assets	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

(2)	The Fund may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;

•	mortgage-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on fixed income instruments.

Maturity

The Fund is required to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value per share. The Fund is subject to certain requirements that provide that it may not acquire any instrument having a remaining maturity of greater than 397 calendar days, and may not maintain a dollar-weighted average portfolio maturity of more than 90 days.

3

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality

•	investment grade

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of the Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

4

PIMCO Liquid Assets Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Market Risk

• Credit Risk	• Issuer Risk

• Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

5

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Fund	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses

Liquid Assets	0.10%	None	0.10%	0.20%	(0.05)%	0.15%

(1)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year, reflect an administrative fee of 0.05%, organizational expenses and pro rata Trustees’ fees.

(2)	PIMCO has contractually agreed, for the Fund’s first fiscal year, to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.15% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Fund	Year 1	Year 3

Liquid Assets	$15	$59

6

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. The Fund will pay monthly advisory fees to PIMCO at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.10%.

7

Administrative Fees

The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets. PIMCO, in turn, provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Fund will pay PIMCO monthly administrative fees at an annual rate (stated as a percentage of the average daily net assets) of 0.05%.

Individual Portfolio Manager

The table below provides information about the portfolio manager responsible for management of the Fund, including his occupation for the past five years.

Fund	Portfolio Manager	Since	Recent Professional Experience

Liquid Assets	Paul A. McCulley	*

Managing Director, PIMCO. He has managed fixed income assets since joining

PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with

Warburg Dillon Read as a Managing Director from 1992-1999 and Head of

Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	The Fund has not commenced operations as of the date of this prospectus.

Distributor

The Trust’s Distributor is PA Distributors LLC, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants. In the settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

8

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (the chief executive officer of PA Fund Management and PAD, and at the time, chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

If any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PAFM, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the SEC, as contemplated by the Investment Company Act of 1940, as amended (“1940 Act”), although there is no assurance that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Class of Shares

The Trust offers investors a single class of shares of the Fund in this prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of shares of the Fund.

• Arrangements with Service Agents. Shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

9

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Shares of the Fund are offered primarily through financial intermediary remarketers and certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund. Shares of the Fund are also offered for direct investment by institutional investors, including investment companies that may use the Fund as a cash sweep investment vehicle.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

• Investment Minimum. The minimum initial investment to purchase Fund shares is $100 million. The Trust and the Distributor may waive the minimum initial investment for investors at their discretion.

• Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust or its designee prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is generally “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

• Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase shares only by wiring federal funds to the Trust’s Transfer Agent, Boston Financial Data Services — Midwest (“Transfer Agent”), 330 W. 9th Street, 5th Floor, Kansas City, MO 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

• Additional Investments. An investor may purchase additional shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

• Other Purchase Information. Purchases of the Fund’s shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

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The Trust and the Distributor each reserve the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

The Trust and PIMCO each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Shares of the Fund are not qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

• Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

• Redemptions by Mail. An investor may redeem (sell) Fund shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO, 64105. The redemption request should state the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

• Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

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In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

• Timing of Redemption Requests and Share Price Calculations. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

• Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

The Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $25,000,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $25,000,000.

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The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may not exchange shares of the Fund for shares of any other fund of the Trust.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

The Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. The Fund intends to declare dividends daily and distribute income to shareholders of record monthly.

In addition, the Fund distributes net capital gains, if any, it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains, if any, may be paid more frequently.

The Fund’s dividend and capital gain distributions will automatically be reinvested in additional shares of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories,

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indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

If a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day after the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

• Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

• Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

• Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional

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Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-Related Securities

The Fund may invest in mortgage-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

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Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”). While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Fund investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Borrowing

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward

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commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Illiquid Securities

The Fund may invest up to 10% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

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Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

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Financial Highlights

The Fund does not have a full calendar year of performance. Thus, no financial highlights information is included for the Fund.

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Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series 840 Newport Center Drive Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds Prospectus

Pacific

Investment

Management

Series

July 30, 2004

Share Class

D

INTERNATIONAL BOND FUND

Global Bond Fund (Unhedged)

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds: Pacific Investment

Management Series

July 30, 2004

Share Class

D

This prospectus describes the PIMCO Global Bond Fund (Unhedged) (the “Fund”). The Fund is part of PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2004, PIMCO managed approximately $392 billion in assets.

The Fund offers Class D shares in this prospectus. This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information

The table below describes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary section of this prospectus. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities
International Bond Fund	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(2)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

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•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (–) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B1 by Moody’s, or B– by S&P, because the Fund’s minimum rating category is B.

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

5

PIMCO Global Bond Fund (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

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Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class Shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than the Institutional Class performance because of the higher expenses paid by Class D shares, including the distribution and/or service (12b-1) fees paid by the Class D shares. Past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/04 - 6/30/04	-0.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	11.53%

	Lowest (1st Qtr. ’97)	-4.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/03)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.59%	6.86%	7.55%
Institutional Class Return After Taxes on Distributions(1)	12.71%	4.37%	4.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.97%	4.29%	4.58%
J.P. Morgan Global Index (Unhedged)(2)	14.51%	5.67%	6.87%
Lipper Global Income Fund Average(3)	13.76%	5.81%	6.29%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.30%	0.80%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.55% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%, organizational expenses and pro rata Trustees fees.

7

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$82	$255	$444	$990

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. If the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) it may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).

High Yield Risk

A Fund that invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

8

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

The Fund’s investments in mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2004, PIMCO had approximately $392 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. The investment advisory fee for the Fund is at an annual rate of 0.25%, based upon the average daily net assets of the Fund.

Administrative Fees*

The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class D shares purchased through such firms).

The administrative fees for the Fund are at an annual rate of 0.55%, based upon the average daily net assets attributable in the aggregate to the Fund’s Class D shares.

*   As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summary above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for the Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

12b-1 Plan for Class D Shares

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of the Fund’s Class D shares assets on an ongoing basis, over time

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these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Individual Portfolio Managers

The following individual has primary responsibility for managing the Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience

Global Bond (Unhedged)	Sudi Mariappa	11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998.

Distributor

The Trust’s Distributor is PA Distributors LLC (“PAD”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

On February 17, 2004, the Attorney General of the State of New Jersey (“New Jersey AG”) filed a complaint alleging, among other things, that PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”), PIMCO, PAD and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On June 1, 2004, the New Jersey AG dismissed PIMCO from the lawsuit.

On the same day as the dismissal of PIMCO from the lawsuit, the New Jersey AG announced that it had reached a settlement agreement with the remaining defendants (the “New Jersey Settlement”). In the New Jersey Settlement, ADAM, PAD and PEA agreed, while neither admitting nor denying the allegations or conclusions of law, to: (i) pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further enforcement initiatives; and (ii) implement certain changes in corporate governance.

In November 2003, the SEC settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Trust, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In connection with that settlement, PIMCO, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Multi-Manager Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management LLC (an entity affiliated with PIMCO through common ownership) (“PAFM”), PEA and certain of their affiliates, the Trust and certain of its series, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PAFM, PEA, the Trust, the Funds, other PIMCO Funds, the Trustees and/or their affiliates.

On February 12, 2004, the staff of the SEC informed PAFM and PEA that it intended to recommend that the SEC bring civil and administrative actions against PAFM and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the SEC staff’s investigation of “market timing” and related trading activities. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PAFM, PEA, PAD, Stephen J. Treadway (at the time, the chief executive officer of PAFM and PAD and the chairman of the Board of Trustees of the PIMCO Funds: Multi-Manager Series) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of the PEA Growth and PEA Growth & Income Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged “market timing” arrangements that improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if any of the various lawsuits were to result in a court injunction against PAFM, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to inquiries from the SEC concerning the status of the New Jersey Settlement under Section 9(a). If any of PAFM, PEA, PAD, PIMCO or ADAM were subject to an injunction, each of these entities and their affiliates could in turn seek exemptive relief from the SEC, as contemplated by the 1940 Act. There is no assurance, however, that such exemptive relief would be granted. The SEC also has the power by order to prohibit PAFM, PEA, PAD and PIMCO from serving as investment advisers and underwriters, if the SEC finds that such entities willfully violated the federal securities laws in connection with the allegations discussed above or aided or abetted such violations.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Fund.

General Information

Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Fund. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Fund.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Fund, the Distributor or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Fund, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is

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determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of the Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Fund in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Fund directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Fund will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with the Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees,” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced,” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of the Fund for Class D shares of any other fund of the Trust or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than 30 days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

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Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 30 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the PIMCO’s estimate of the costs reasonably anticipated to be incurred by the Fund in connection with the purchase or sale of portfolio securities associated with an investor’s redemption of exchange.

Limitations on the Assessment of Redemption Fees.  The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund.

Waivers of Redemption Fees.  In the following situations, the Fund has elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and

•	otherwise as the Trust may determine in its sole discretion.

In addition, the Fund may waive the Redemption Fee in its sole discretion, to the extent permitted by law. The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

Redemptions In Kind

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

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How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare daily and distribute income dividends monthly to shareholders of record.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

. Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

. Invest all distributions in Class D shares of another fund of the Trust or any fund of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

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. Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•     Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•     Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•     Returns of capital.  If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•     Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

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This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

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The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When

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interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the

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underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. The portfolio managers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

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Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the portfolio managers incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by

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PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When the Fund makes a short sale, it must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio managers may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

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Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

22

Financial Highlights

The information below reflects financial results for Institutional Class shares of the Fund, which are offered in a different prospectus. Class D shares of the Fund were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Class D shares of the Fund because of the higher fees associated with Class D shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Global Bond Fund (Unhedged)
Institutional Class
03/31/2004	$10.11	$0.27	$1.18	$1.45	$(0.29)	$(0.79)
03/31/2003	8.33	0.41	1.79	2.20	(0.42)	0.00
03/31/2002	8.45	0.42	(0.12)	0.30	(0.41)	0.00
03/31/2001	9.01	0.48	(0.56)	(0.08)	(0.06)	0.00
03/31/2000	9.76	0.57	(0.75)	(0.18)	(0.52)	0.00

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.55%.

23	PIMCO Funds: Pacific Investment Management Series

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.08)	$10.48	14.84%	$874,145	0.56	%(b)	2.60%	649%
0.00	(0.42)	10.11	26.89	497,829	0.56	(b)	4.38	483
(0.01)	(0.42)	8.33	3.52	300,625	0.56	(b)	4.87	355
(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(b)	5.58	416
(0.05)	(0.57)	9.01	(1.81)	271,538	0.71	(b)	6.12	301

Prospectus	24

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

25

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

26

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

27

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

28

PIMCO Funds: Pacific Investment Management Series

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoadvisors.com for additional information about the Fund.

Investment Company File number 811-5028

29

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

30

The PIMCO Funds: A Diverse Fund Family

PIMCO Advisors provides access to the specialized equity and fixed-income expertise of its affiliated institutional investment firms. Together these firms manage over $485 billion and have a client list that includes over half of the 100 largest corporations in America. This expertise is available to financial advisors and their clients through the PIMCO Funds, a diverse family of stock and bond funds.

PIMCO Stock Funds

Value

PEA Value Fund

NACM Value Fund

NFJ Large-Cap Value Fund

NFJ Dividend Value Fund

PEA Renaissance Fund

NACM Flex-Cap Value Fund

NFJ Small-Cap Value Fund

Blend

PEA Growth & Income Fund

CCM Capital Appreciation Fund

CCM Mid-Cap Fund

Growth

RCM Large-Cap Growth Fund

PEA Growth Fund

RCM Tax-Managed Growth Fund

NACM Growth Fund

RCM Mid-Cap Fund

PEA Target Fund

International

NACM Global Fund

RCM Global Small-Cap Fund

RCM International Growth Equity Fund

NACM International Fund

NACM Pacific Rim Fund

Sector-Related

RCM Global Healthcare Fund

RCM Biotechnology Fund

RCM Global Technology Fund

PEA Innovation Fund

PIMCO Bond Funds

Cash Management

Short-Term Fund

Low Duration Fund

Short-Duration Municipal Income Fund

Core

Total Return Fund

Specialized

Government/Mortgage

  GNMA Fund

  Total Return Mortgage Fund

High Yield

  Diversified Income Fund

  High Yield Fund

International

  Foreign Bond Fund

  Emerging Markets Bond Fund

Tax-Exempt

  Municipal Bond Fund

  California Intermediate Municipal Bond Fund

  California Municipal Bond Fund

  New York Municipal Bond Fund

PIMCO Real Return
Strategy Funds

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

PIMCO Equity-Related Funds

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

Assets under management are as of 6/30/04. The PIMCO Stock Funds are offered in the PIMCO Funds: Multi-Manager Series (MMS) prospectus. For additional details on the PIMCO Stock Funds, contact your financial advisor (or call 1-888-87-PIMCO) to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. Under no circumstances does this information represent a recommendation to buy or sell mutual funds. PA Distributors LLC, 2187 Atlantic Street, Stamord, CT 06902

PZ692D.11/03	This cover is not part of the prospectus

                                  PIMCO Funds:
                      Pacific Investment Management Series

                       Statement of Additional Information
     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Pacific Investment
Management Series, as supplemented from time to time. The Trust offers up to ten classes of shares of each of its Funds. Class A, B and C shares of certain Funds are offered through the "Class A, B and C Prospectus" (dated July 30, 2004);
Class A, B and C shares of the Municipal Bond Fund, Class A and C shares of the
Short Duration Municipal Income Fund and Class A shares of the California
Intermediate Municipal Bond, California Municipal Bond and New York Municipal
Bond Funds are offered through the "Municipal Bond Prospectus" (dated July 30,
2004); Class A, B and C shares of the Total Return Fund are offered through a separate prospectus (dated July 30, 2004); Class D shares of the Global Bond
Fund (Unhedged) are offered through a separate prospectus (dated July 30, 2004);
Class A, B and C and Class D shares of the All Asset, CommodityRealReturn
Strategy, International StocksPLUS TR Strategy, Real Return,
RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are
offered through separate prospectuses (each dated July 30, 2004); Class D shares of certain Funds are offered through the "Class D Prospectus" (dated July 30,
2004); Class D shares of the California Intermediate Municipal Bond, California
Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration
Municipal Income Funds are offered through the "Class D Municipal Bond
Prospectus" (dated July 30, 2004); Class R shares of the Short-Term, Low
Duration, Total Return, Foreign Bond, High Yield, Real Return, and StocksPLUS
Funds are offered through the "Class R Prospectus" (dated July 30, 2004), Class
R shares of certain other Funds are offered through a separate prospectus (dated
July 30, 2004); Class R shares of certain other funds are offered through a separate prospectus (dated July 30, 2004); Institutional Class and
Administrative Class shares of the Total Return, Total Return II and Total
Return III Funds are offered through the "Total Return Prospectus" (dated July
30, 2004); Institutional Class and Administrative Class shares of the remaining
Funds are offered through one of two seperate prospectuses (each dated July 30,
2004); Shares of the Liquid Assets Fund are offered through a separate prospectus (dated July 30, 2004), Advisor Class shares of certain Funds are offered through the "Advisor Class Prospectus" (dated July 30, 2004) all as amended or supplemented from time to time (collectively, the "Prospectuses").
Additionally, Class J and Class K shares for certain Funds are offered solely to
non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

     Audited financial statements for the Trust, as of March 31, 2004, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 2004 Annual Reports. Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds
Shareholders' Guide for Class A, B, C and R Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below. The information contained in the Guide, which is Part II of this Statement of Additional Information, is incorporated by reference into Part I of this Statement of Additional
Information.

     Institutional and Advisor Prospectuses     Class A, B and C, Class D and
     and Annual and Semi-Annual Reports:        Class R Prospectuses, Annual and
                                                Semi-Annual Reports, and the
                                                Guide:

     PIMCO Funds                                PA Distributors LLC
     840 Newport Center Drive                   2187 Atlantic Street
     Newport Beach, California 92660            Stamford, Connecticut 06902
     Telephone: (800) 927-4648                  Telephone: (800) 426-0107

July 30, 2004

PART I                                                                      Page

     Non-Fundamental Operating Policies Relating to the Sale of Shares

     Distribution and Servicing Plans for Class A, Class B, Class C

     Distribution and Administrative Services Plans for
     Administrative Class and Advisor Class Shares............................59

     Additional Information About Institutional, Administrative
     and Advisor Class Shares................................................ 60
     Payments Pursuant to the Administrative Plans

     The Reorganization of the PIMCO Money Market and Total

PART II

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B, C AND R SHARES..............SG-1

                                    THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company
("mutual fund") consisting of separate investment portfolios (the "Funds"), including:

All Asset Fund                              Liquid Assets Fund
All Asset All Authority Fund                Long Duration Fund
California Intermediate Municipal           Long-Term U.S. Government Fund
  Bond Fund                                 Low Duration Fund
California Municipal Bond Fund              Low Duration Fund II
Commercial Mortgage Securities Fund         Low Duration Fund III
CommodityRealReturn Strategy Fund           Moderate Duration Fund
Convertible Fund                            Money Market Fund
Diversified Income Fund                     Municipal Bond Fund
Emerging Markets Bond Fund                  New York Municipal Bond Fund
European Convertible Fund                   Real Return Fund
European StocksPLUS TR Strategy Fund        Real Return Fund II
Far East (ex-Japan) StocksPLUS TR           Real Return Asset Fund
 Strategy Fund                              RealEstateRealReturn Strategy Fund
Floating Income Fund                        Short Duration Municipal Income Fund
Foreign Bond Fund (Unhedged)                Short-Term Fund
Foreign Bond Fund (U.S. Dollar-Hedged)      StocksPLUS Fund
Global Bond Fund (Unhedged)                 StocksPLUS Municipal-Backed Fund
Global Bond Fund (U.S. Dollar-Hedged)       StocksPLUS Short Strategy Fund
GNMA Fund                                   StocksPLUS Total Return Fund
High Yield Fund                             Total Return Fund
International StocksPLUS TR                 Total Return Fund II
 Strategy Fund                              Total Return Fund III
Investment Grade Corporate Bond Fund        Total Return Mortgage Fund
Japanese StocksPLUS TR Strategy Fund
                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below. The All
Asset and All Asset All Authority Funds invest only in Funds of the Trust, except each other. The PIMCO Funds in which the All Asset and All Asset All
Authority Funds invest are referred to in this Statement as "Underlying Funds."
By investing in Underlying Funds, the All Asset and All Asset All Authority
Funds may have indirect investment interests in some or all of the securities and instruments described below depending upon how their assets are allocated between the Underlying Funds.

Municipal Bonds

     Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of each of the
California Intermediate Municipal Bond, California Municipal Bond, Municipal
Bond, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS
Municipal-Backed Funds (collectively, the "Municipal Funds") to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). In the case of the California Intermediate
Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds,
the Funds will invest, under normal circumstances, at least 80% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and
California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     The Municipal Bond, Short Duration Municipal Income and StocksPLUS
Municipal-Backed Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the "Summary of Risks" section of the Prospectuses and in this
"Municipal Bonds" section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York
Municipal Bonds generally are issued by or on behalf of the State of
California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the
Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source.
Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. A Municipal
Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

     The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A
Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

     The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase
Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due.
Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond.
Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Municipal Funds may invest in Residual Interest Bonds ("RIBS"), which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the

                                       2

short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. RIBS have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Funds when short-term interest rates rise, and increase the interest paid to the Funds when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable.
Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Fund's investment objectives and general investment policies, a Fund, without limitation, may invest in RIBS.

     The Municipal Funds also may invest in participation interests.
Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal
Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.
A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond,
California Municipal Bond, and New York Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents

                                       3

available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is substantially different.

     California. The California Intermediate Municipal Bond Fund and the
California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State's Department of Finance and
State's Treasurer's Office. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. It should be noted
that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Certain debt obligations held by the California Intermediate Municipal Bond
Fund and the California Municipal Bond Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, which do depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be impaired.

     Certain tax-exempt securities in which the California Intermediate
Municipal Bond Fund and the California Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

     With a gross state product in excess of $1 trillion, California's economy is the largest state economy in the United States. In addition to its size,
California's economy is diverse, with no industry sector accounting for more than one-quarter of the State's output. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries. One example of such potential sensitivity occurred from mid-1990 to late 1993, when the State suffered a recession. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in
Southern California. More recently, reflective of the nationwide economic slowdown, the high technology sector of the State's economy entered a cyclical downturn.
                                       4

     A series of reports after the start of the 2001-02 Fiscal Year indicated
that both the national and the State economies entered a recession starting in
2001. In California, the impact was particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2001 exacerbated the impact of the weakened economy, especially on tourism-related industries and locations.
Since the latter half of 2003, however, California's economy has been improving.
On balance, the State predicts moderate growth for the economy in 2004, which could be adversely affected by a delay in the rebound of the high technology sector. An average of 100,000 jobs per month were created in the first four months of 2004 in the private sector, comparing favorably with the job growth of
20,000 per month experienced in the fourth quarter 2003. Anticipated income growth for 2004 recently was revised upwards, to 5.4%, and personal income tax receipts are expected to grow 10% this year.

     California has experienced difficulties with the supply and price of electricity and natural gas in much of the State since mid-2000, which are likely to continue for several years. California's difficulties with energy supplies could pose serious risks to the State's economy. The State instituted rolling electricity blackouts in 2001 and remains braced for anticipated energy shortages as well as increased energy costs. Former Governor Gray Davis directed the Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). The
Power Supply Program was also implemented under legislation enacted in 2001 (the
"Power Supply Act") and by orders of the California Public Utilities Commission
("CPUC"). The Power Supply Act provided that the State funds advanced for energy purchases would be repaid by the issuance of revenue bonds, to be financed through ratepayer revenue in future years.

     Under the Power Supply Act, the DWR has the sole authority to determine and present to the CPUC its revenue requirements, although they must be just and reasonable. The CPUC is required to set electric rates at a level sufficient to meet the DWR's revenue requirements, which include the cost of debt service and the cost of the State's power purchaser program. Effective January 1, 2003, the
DWR no longer purchases power, except power provided under the terms of its existing contracts. However, the DWR retains the legal and financial responsibility for the existing contracts until such time as there is complete assignment of the contracts and release of DWR. The severity and long-term impact of energy supply problems on the State's economy is difficult to predict, but any future significant interruptions in energy supply or rate increases could adversely affect California's economy. Governor Arnold Schwarzenegger, who replaced Gray Davis as governor following the successful recall effort in 2003, has pushed to allow large-scale power users to obtain competitive rates through direct access to power producers.

     For most of 2003, the gubernatorial recall effort complicated the State's ability to resolve a budget stalemate. On January 9, 2004, Governor
Schwarzenegger released his Proposed Budget for 2004-05 (the "2004-05 Budget").
Even in the face of increasing revenues, the 2004-05 Budget predicts a shortfall in the current year and budget year totaling $26 billion. The Governor's 2004-05
Budget presents an economic recovery plan that consists of the Economic Recovery
Bond Act, a balanced spending plan and a Constitutional amendment to require balanced budgets and reserves in the future.

     In March 2004, voters approved Proposition 57, the California Economic
Recovery Bond Act, authorizing the issuance of up to $15 billion in bonds to finance the State's negative General Fund balance ("ERBs"). Under the Act, the
State will not be permitted to use more than $15
                                       5

billion of net proceeds of any bonds issued to address the inherited debt. The
ERBs replace the previously authorized "Fiscal Recovery Bonds."

     The repayment of the ERBs will be secured by a pledge of revenues from an increase in the State's share of the sales and use tax of 0.25 percent starting
July 1, 2004, which will be deposited in the Fiscal Recovery Fund. Local governments' shares of the sales and use tax will be decreased by a commensurate amount. The new sales and use tax rates will automatically revert to current levels as soon as the ERBs are repaid. The repayment of the ERBs may be accelerated with transfers from the State's Budget Stabilization Fund, as specified in the Balanced Budget Amendment. In the event the dedicated revenue falls short, the State also would pledge its full faith and credit by using
General Fund revenues to repay the debt service. As of June 2004, $11.3 billion in ERBs had been issued, combining with other state debt to total $53 billion outstanding, which Moody's Investor Service, Inc. ("Moody's") considers
"manageable."

     Also in March 2004, voters approved Proposition 58, which amended the
California State Constitution to require balanced budgets in the future. It also requires the State to contribute to a special reserve of 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years. This special reserve will be used to repay the ERBs and provide a "rainy-day" fund for future economic downturns or natural disasters. The amendment allows the
Governor to declare a fiscal emergency whenever he or she determines that
General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the
State legislature to take action on legislation proposed by the Governor to address fiscal emergencies.

     As of July 9, 2004, California's general obligation bonds have been assigned ratings of BBB, A3, and BBB by S&P, Moody's and Fitch, respectively.
Moody's upgraded California's rating in May 2004, citing an established trend of recovery in California's economy. Fitch has a negative outlook regarding the
California's bonds. The agencies continue to monitor the state's budget deliberations closely to determine whether or not to alter the current ratings.
It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate
Municipal Bond Fund or the California Municipal Bond Fund invest.

     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the
General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds, are liable. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State
University and University of California systems), housing, health facilities, and pollution control facilities.

     The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect
                                       6

may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of
California or its political subdivisions may be approved or enacted in the future.

     New York. Because the New York Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments, affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. It should be noted that the creditworthiness of obligations issued by local New
York issuers may be unrelated to the creditworthiness of obligations issued by
New York city and state agencies, and that there is no obligation on the part of
New York State to make payment on such local obligations in the event of default.

     The events of September 11, 2001 had a significant impact upon the New York
State economy and more directly on that of New York City. Prior to September 11, the nation's and the State's economies had been weakening and the loss of over seventy thousand jobs in New York City as a direct result of September 11 produced material budgetary pressures including increased budget gaps for New
York City and reductions to the State surpluses.

     New York State has historically been one of the wealthiest states in the nation, maintaining the second largest economy in the United States. For decades, however, the State's economy grew more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the South and the West. While the growth of New York State's economy has equaled or exceeded national trends, the events of September 11 and the corporate governance scandals resulted in a much sharper downturn than the rest of the nation. It appears, however, as of late 2003, that the New York State economy has begun to emerge from recession.

     The State has for many years imposed a very high, relative to other states, state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New
York's economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State's income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the
State.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities).
This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The
                                       7

experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, both the ability of the State, New York
City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities will be adversely affected.

     On February 12, 2004, the Office of the State Deputy Comptroller issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s, and that despite the budget risks cited in the report, New York City will end FY 2004 with a substantial budget surplus and should have little difficulty balancing the FY 2005 budget because it can draw upon reserves and other resources if needed. The report cautioned that continued
progress toward recurring budget balance will depend upon sustained economic improvement, an affordable labor agreement, and a reduction in the projected growth in nondiscretionary spending. On April 26, 2004, the Mayor issued the
2004-2005 Executive Budget and the Four-Year Financial Plan for the years
2003-04 through 2007-08. The City projects a surplus of $1.3 billion in the current fiscal year, a balanced budget for 2004-05, and a projected budget gap of $3.2 billion in 2005-06. The city's is expected to issue $4.58 billion next year, and $27.3 billion over the next five years, in bonds.

     State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. These gaps may result from significant disparities between recurring revenues and the costs of maintaining or increasing the level of spending for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State constitution, the governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.
In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

     As of July 9, 2004, S&P had given New York State's general obligation bonds a rating of AA, Moody's had given the State's general obligation bonds a rating of A2 and Fitch had given the bonds a rating of AA-. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no
                                       8

assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Municipal Bond Fund invests.

Over the long term, the State and New York City may face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

Mortgage-Related and Other Asset-Backed Securities
     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through
Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see
"Collateralized Mortgage Obligations").

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the
"Government National Mortgage Association," or "GNMA") are described as
"modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is
GNMA. GNMA is a wholly owned United States Government corporation within the
Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing
Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs
(the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").
FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by
Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-

                                       9

related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the Liquid Assets and Money Market Funds).

     Mortgage-backed securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to the Funds'
industry concentration restrictions, set forth below under "Investment
Restrictions," by virtue of the exclusion from that test available to all U.S.
Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the
VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes.
Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


     CMOs are structured into multiple classes, often referred to as "tranches,"
with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.


                                       10


     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.
Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S.
Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed
Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act").
CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the
U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest
and

                                       11

most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables/SM/
("CARS/SM/"). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early pre-payment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

                                       12

Real Estate Securities and Related Derivatives

     Certain of the Funds (in particular, the RealEstateRealReturn Strategy
Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts ("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

     REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so
Funds that invest in REITs will bear their proportionate share of the costs of the REITs' operations.

     There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

     Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Liquid Assets and Money Market Funds) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The California Intermediate Municipal Bond, California Municipal Bond,
Commercial Mortgage Securities, GNMA, Liquid Assets, Long-Term U.S. Government,
Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Real
Return II, Short Duration Municipal Income, Total Return II and Total Return
Mortgage Funds may invest in the same types of bank obligations as the other
Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S.
Government agency or instrumentality.

Loan Participations

     Certain Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The
Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

                                       13

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected.
Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment
Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC")
interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a
Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the
Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered
"investment grade" obligations. Moody's describes securities rated Baa as
"medium-grade" obligations; they are "neither highly protected nor poorly secured ... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics

                                       14

and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal... [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal... than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds and in particular, by the Convertible,
Diversified Income, Emerging Markets Bond, European Convertible and High Yield
Funds are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds")
generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.
The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

     A Fund (in particular, the High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a
Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.
Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when
PIMCO believes that such participation is necessary or desirable to enforce the
Fund's rights as a creditor or to protect the value of securities held by the
Fund.

                                       15

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Liquid Assets and Money
Market Funds may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Certain Funds may invest in floating rate debt instruments ("floaters") and
(except the Liquid Assets and Money Market Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.
While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the Liquid Assets and Money Market Funds) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed inverse floater, interest only ("IO"), or principal only ("PO")
securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the
CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

                                       16

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United
States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

     Certain Funds may obtain event-linked exposure by investing in
"event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See
"Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities.
Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the
Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

                                       17

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities
     Each Fund (except the California Intermediate Municipal Bond, California
Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New
York Municipal Bond, Short Duration Municipal Income, StocksPLUS
Municipal-Backed and Total Return II Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Commercial Mortgage Securities, GNMA, Liquid Assets, Money Market,
Real Return II and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated.
     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former
Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern
Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each Fund (except the California Intermediate Municipal Bond, California
Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New
York Municipal Bond, Short Duration Municipal Income, StocksPLUS
Municipal-Backed and Total Return II Funds) may invest in Brady Bonds. Brady
Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S.
Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic,
Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S.
Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the
"residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady
Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina)
rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

                                       18

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady
Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the
Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The Funds will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

     Japanese Investment Risk. Certain Funds (in particular, the Japanese
StocksPLUS TR Strategy Fund) may invest in securities offered by Japanese issuers. The value of such securities may be significantly affected by economic, political and regulatory developments in Japan. Since 1990, the Japanese economy has experienced serious difficulties. The Tokyo Stock Price Index, a measure of the Japanese stock market has fallen more than 50% since its peak in the 1980s.
The Japanese government has not successfully confronted persistent economic problems, including deflation, a flawed banking system that makes many non-performing loans, and tax laws that dampen growth. Other factors having a negative impact include a heavy government budget deficit and historically low interest rates.

     The Japanese economy lacks diversification, relying heavily on a small number of industries, including the electronic machinery sector. Japan is relatively poor in natural resources, and so it is dependent on imports, especially in the agricultural sector. It also relies on international trade to procure commodities needed for its strong heavy industrial sector, and therefore it is vulnerable to fluctuations in commodity prices. Japan has a high volume of exports, partly due to the government's protectionist policies, which have caused tension with Japan's trading partners, including the United States.

     Generally, Japanese corporations are required to provide less disclosure than that required by U.S. law and accounting practice. Japanese accounting and auditing practices differ significantly from U.S. standards in specific areas, including regarding unconsolidated subsidiaries and related structures.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year.
Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency.
Open positions in forwards used for non-hedging purposes will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily.
Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each
Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

                                       19

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the
U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging.
Proxy hedging attempts to reduce this cost through an indirect hedge back to the
U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency
Exchange Warrants/SM/ ("CEWs/SM/") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the
Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.

                                       20

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation
("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs/SM/") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the
U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S.
dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S.
dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs/SM/") is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time
(generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.
dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

     Each Fund may borrow money to the extent permitted under the Investment
Company Act of 1940, as amended ("1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A
Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

     Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300%
asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
     As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the
Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Global Bond Fund (U.S. Dollar-Hedged) has adopted a non-fundamental investment
                                       21

restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.
     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements.
However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds'
limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund (U.S. Dollar-Hedged)) of a Fund's total assets.
     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3)
have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Derivative Instruments
     In pursuing their individual objectives, the Funds (except the Liquid
Assets and Money Market Funds) may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the California
Intermediate Municipal Bond, California Municipal Bond, Commercial Mortgage
Securities, GNMA, Liquid Assets, Long-Term U.S. Government, Low Duration II,
Money Market, Municipal Bond, New York Municipal Bond, Real Return II, Short
Duration Municipal Income, StocksPLUS Municipal-Backed, Total Return II and
Total Return Mortgage Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds (except the Liquid Assets and Money Market Funds) also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.
The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the
Fund's investment objective.

                                       22

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.
For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

     Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered."
In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by
PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the
Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the
Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.
If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the
Fund desires.

                                       23

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations.
The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is
"in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such

                                       24

options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Each Fund (except the Liquid Assets and Money Market Funds) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes.
To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225;
the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates;
three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso;
and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission
("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging"
transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays

                                       25

or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts
(same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the
Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is
"in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for
"bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is
"in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of a Fund's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Funds may no longer be subject to such limitations.

     When purchasing a futures contract, a Fund will maintain with its custodian
(and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may
"cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the
Fund.

     When selling a futures contract, a Fund will maintain with its custodian
(and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                                       26

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined above). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a
Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.
In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the

                                       27

extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.
If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

     Additional Risks of Options on Securities, Futures Contracts, Options on
Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.
Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.
The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii)
delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements and Options on Swap Agreements. Each Fund (except the
Liquid Assets and Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

     A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential"
swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and
interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the

                                       28

index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the
London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer)
will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a
Fund had invested in the reference obligation directly.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Liquid Assets and Money Market Funds) may write (sell) and purchase put and call swap options.
     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a
Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.
     Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines).
Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a
Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity
Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by
"eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have

                                       29

assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy
Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.
Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the
Fund's interest rate risk.

Hybrid Instruments

     A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or
(unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except the CommodityRealReturn Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments.

     Certain hybrid instruments may provide exposure to the commodities markets.
These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the
CFTC for an exemption from the provisions of the CEA.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the
Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

     Each Fund (except the Liquid Assets, Money Market and Municipal Bond Funds)
may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower

                                       30

repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.
These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, in an amount sufficient to meet such commitments.

     The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a
Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the
Fund will segregate until the settlement date assets determined to be liquid by
PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the
Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales
    Certain of the Funds, particularly the StocksPLUS TR Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

                                       31

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short
Strategy Fund, does not intend to enter into short sales (other than those
"against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's assets. This percentage may be varied by action of the
Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities
(10% in the case of the Liquid Assets and Money Market Funds). The term
"illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws.
Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i)
the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund's performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent.
The Funds may pay lending fees to the party arranging the loan.

Social Investment Policies

     The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO.
PIMCO's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the
Investor Responsibility Research Center, Inc.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
     Each Fund's investment objective, except for the All Asset All Authority,
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy,
Global Bond (U.S. Dollar-Hedged), International StocksPLUS TR Strategy, Japanese
StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS
Municipal-Backed and StocksPLUS TR Short Strategy Funds, as set forth in the
Prospectuses under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of
                                       32

the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1)  A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Liquid Assets and
     Money Market Funds may concentrate their investments in securities or obligations issued by U.S. banks).
(2)  A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the
     U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the All Asset, All Asset All Authority, California
     Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn
     Strategy, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond
     (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S.
     Dollar-Hedged), New York Municipal Bond Fund, Real Return and Real Return
     Asset Funds.) For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.
(3)  A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.
(4)  A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this
     Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond
     Fund (U.S. Dollar-Hedged), but see non-fundamental restriction "F").
(5)  A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)  A Fund may make loans only as permitted under the Investment Company Act of
     1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)  A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8)  Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

(9)  The Municipal Bond and Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

(10) The California Intermediate Municipal Bond and California Municipal Bond
     Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

(11) The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from both federal income tax and New York income tax.

(12) The StocksPLUS Municipal-Backed Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from federal income tax.

     For purposes of Fundamental Investment Restrictions No. 9, 10, 11 and 12,
the term "asset," as defined in Rule 35d-1 under the 1940 Act, means net assets, plus the amount of any borrowings for investment purposes.


                                       33

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

(A)  A Fund may not invest more than 15% of the net assets of a Fund (10% in the case of the Liquid Assets and Money Market Funds) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of
     Trustees).

(B)  A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C)  Each Fund (except the Liquid Assets and Money Market Funds) may invest up to 5% of the total assets of a Fund (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities.
(D)  The Global Bond Fund (U.S. Dollar-Hedged) may not borrow money in excess of
     10% of the value (taken at the lower of cost or current value) of the
     Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).
(E)  A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of
     Additional Information.
(F)  The Global Bond Fund (U.S. Dollar-Hedged) may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.
(G)  In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days' notice to shareholders:
     (1)  The GNMA Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments.

     (2)  The Total Return Mortgage Fund will invest, under normal circumstances, at least 80% of its assets in mortgage investments.

     (3)  The Investment Grade Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade corporate bond investments.

     (4)  The High Yield Fund will invest, under normal circumstances, at least
          80% of its assets in high yield investments.

                                       34

     (5)  The Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.
     (6)  Each of the Global Bond (Unhedged) and Global Bond (U.S.
          Dollar-Hedged) Funds will invest, under normal circumstances, at least
          80% of its assets in bond investments.
     (7)  Each of the Foreign Bond (Unhedged) and Foreign Bond (U.S.
          Dollar-Hedged) Funds will invest, under normal circumstances, at least
          80% of its assets in foreign bond investments.

     (8)  The Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

     (9)  The Convertible Fund will invest, under normal circumstances, at least
          80% of its assets in convertible investments.

     (10) The European Convertible Fund will invest, under normal circumstances, at least 80% of its assets in convertible investments that are tied economically to Europe.

     (11) The Floating Income Fund will invest, under normal circumstances, at least 80% of its assets in investments that effectively enable the
          Fund to achieve a floating rate of income.

     For purposes of these policies, the term "assets," as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
     Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the Convertible, Emerging Markets Bond, Foreign
Bond (Unhedged) and Global Bond (Unhedged) Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses.
There can be no assurance that currency hedging techniques will be successful.
     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the Global Bond Fund (U.S. Dollar-Hedged)), such excess shall be subject to the 300% asset coverage requirement.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter
("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the
Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money"
(i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments
(as stated above and elsewhere in this Statement of Additional Information)
apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an

                                       35

investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     For purposes of applying the Funds' investment policies and restrictions
(as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction No. 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular "industry" or group of industries.

     A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund's net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

     The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction
No. 4 above to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Funds may enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the money market and/or short-term bond funds, as well as the use of daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.
Non-Fundamental Operating Policies Relating to the Sale of Shares of the Total
Return Fund in Japan
     In connection with an offering of Administrative Class shares of the Total
Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Total Return Fund. Non-fundamental policies numbered (1) through
(8) will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.
(1)  The Trust will not sell shares of the Total Return Fund in Japan except through PA Distributors LLC.
(2)  The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3)  The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total
     Return Fund acquired by Japanese investors as required by Article 26, Item
     4 of the Rules Concerning Transactions of Foreign Securities of the Japan
     Securities Dealers Association.
(4)  The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of the short sales or the short position is equal to or less than the net asset value of the Total Return
     Fund.
(5)  The Total Return Fund may not borrow money in excess of 10% of the value
     (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.
(6)  The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific
     Investment Management Company LLC.
(7)  The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment Management
     Company LLC to be liquid and for which a market price (including a dealer
                                       36

     quotation) is generally obtainable or determinable.
(8)  None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment
     Management Company LLC, acting as investment advisor of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).
(9)  For as long as the Total Return Fund offers its shares for sale in Japan, it shall not invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent with qualifying as a "public and company bond investment trust"
     under the Income Tax Law of Japan.
     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the
Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the
Japanese Securities Dealers Association, then such standards shall no longer apply.
     While the Total Return Fund will invest its assets in a manner intended to result in its treatment as a "public and company bond investment trust" for
Japanese tax purposes, in the event that this result is not obtained, the Fund and its shareholders could be adversely affected, Japanese individual investors may be subject to capital gains taxes upon redemptions of the Fund's shares, and
Japanese shareholders may not be able to credit U.S. withholding taxes on income from the Fund against Japanese withholding taxes on income from the Fund. Any such tax obligations incurred by Japanese investors are obligations of the
Fund's Japanese shareholders, and not of the Fund or its trustees, officers or non-Japanese investors.
                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The charts below identify the Trustees and executive officers of the Trust.
Unless otherwise indicated, the address of all persons below is 840 Newport
Drive, Newport Beach, CA 92660.

Trustees of the Trust
                         Term of                                                   Number of
                         Office and                                                Funds in
                         Length of                                                 Fund Complex
Name, Age and Position   Time         Principal Occupation(s) During Past 5        Overseen by    Other Directorships
Held with Trust*         Served /+/   Years                                        Trustee**      Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Interested Trustees/1/

Brent R. Harris          02/1992 to    Managing Director, PIMCO; Chairman and           79        None
(44)                     present       Director, PIMCO Commercial Mortgage
                                       Securities Trust, Inc.; Chairman and
Chairman of the Board                  Trustee, PIMCO Variable Insurance Trust;
and Trustee                            Chairman, Director and President, PIMCO
                                       Strategic Global Government Fund, Inc.;
                                       Director, PIMCO

----------
*    As of June 30, 2004.
**   As of June 30, 2004.
/+/  Trustees serve until their successors are duly elected and qualified.
/1/  Mr. Harris and Mr. Burns are "interested persons" of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
                                       37

                         Term of                                                   Number of
                         Office and                                                Funds in
                         Length of                                                 Fund Complex
Name, Age and Position   Time         Principal Occupation(s) During Past 5        Overseen by    Other Directorships
Held with Trust*         Served /+/   Years                                        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------
                                       Luxembourg S.A.; and Board of Governors
                                       and Executive Committee, Investment
                                       Company Institute.

R. Wesley Burns (44)     07/1987 to    Director, PIMCO.  President and Director,        78        None
                         present       PIMCO Commercial Mortgage Securities
President and Trustee    (since        Trust, Inc.; President and Trustee, PIMCO
                         11/1997 as    Variable Insurance Trust; Senior Vice
                         Trustee)      President, PIMCO Strategic Global
                                       Government Fund, Inc.; Director, PIMCO
                                       Funds: Global Investors Series plc and
                                       Director, PIMCO Global Advisors (Ireland)
                                       Limited.  Formerly, Managing Director,
                                       PIMCO and Executive Vice President, PIMCO
                                       Funds: Multi-Manager Series.

Independent Trustees

E. Philip Cannon (63)    03/2000 to    Proprietor, Cannon & Company (a private          109       None
                         present       private equity investment firm);
Trustee                                President, Houston Zoo; Director, PIMCO
                                       Commercial Mortgage Securities Trust,
                                       Inc.; Trustee, PIMCO Variable Insurance
                                       Trust; and Trustee, PIMCO Funds:
                                       Multi-Manager Series.  Formerly,
                                       Headmaster, St. John's School, Houston,
                                       Texas.
                                       38

                          Term of                                                   Number of
                          Office and                                                Funds in
                          Length of                                                 Fund Complex
Name, Age and Position    Time          Principal Occupation(s) During Past 5       Overseen by    Other Directorships
Held with Trust*          Served /+/    Years                                       Trustee        Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
Vern O. Curtis            02/1995 to    Private Investor; Director, PIMCO                78        Director, PS Business
(70)                      present       Commercial Mortgage Securities Trust,                      Parks, Inc., (a Real
                                        Inc.; and Trustee, PIMCO Variable                          Estate Investment
Trustee                                 Insurance Trust.                                           Trust); and Director,
                                                                                                   Fresh Choice, Inc.
                                                                                                   (restaurant company).

J. Michael Hagan (64)     03/2000 to    Private Investor and Business                    78        Director, Ameron
                          present       Consultant; Director, PIMCO Commercial                     International
Trustee                                 Mortgage Securities Trust, Inc.; Trustee,                  (manufacturing); and
                                        PIMCO Variable Insurance Trust; and                        Director, Fleetwood
                                        Director Freedom Communications;                           Enterprises
                                        Director, Remedy Temp (staffing).                          (manufacturer of
                                        Formerly, Director, Saint Gobain                            housing and
                                        Corporation (manufacturing); and Chairman                  recreational
                                        and CEO, Furon Company (manufacturing).                    vehicles).

William J. Popejoy (66)   07/1993 to    Managing Director, Pacific Capital               78        Director, New Century
                          02/1995 and   Investors; Director, PIMCO Commercial                      Financial Corporation
Trustee                   08/1995 to    Mortgage Securities Trust, Inc.; and                       (mortgage banking)
                          present       Trustee, PIMCO Variable Insurance Trust.
                                        Formerly, Director, Commonwealth Energy
                                        Corporation.
Executive Officers

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Mohan V. Phansalkar                8/2003 to present              Managing Director, PIMCO.  Formerly, Executive Vice
(40)                                                              President, PIMCO.
Chief Legal Officer

Jennifer E. Durham                 5/2004 to present              Vice President, PIMCO.  Formerly, Legal/Compliance
(33)                                                              Manager, PIMCO; and Compliance Examiner and Staff
Chief Compliance Officer                                          Accountant in the Investment Company/Investment Adviser
                                                                  examinations branch U.S. Securities Exchange Commission,
                                                                  Pacific Regional Office.

William H. Gross                   04/1987 to present             Managing Director and Chief Investment Officer, PIMCO.
(60)
Senior Vice President
                                       39

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Jeffrey M. Sargent                 02/1993 to present (since      Executive Vice President, PIMCO.  Formerly, Senior Vice
(41)                               02/1999 as Senior Vice         President and Vice President, PIMCO.
Senior Vice President              President)

William S. Thompson, Jr.           11/1993 to present (since      Managing Director and Chief Executive Officer, PIMCO.
(58)                               02/2003 as Senior Vice
Senior Vice President              President)

Henrik P. Larsen                   02/1999 to present             Vice President, PIMCO.  Formerly, Manager, PIMCO.
(34)
Vice President

                                       40

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Michael J. Willemsen                11/1988 to present (since     Vice President, PIMCO.  Formerly, Manager, PIMCO.
(44)                                02/2002 as Vice President)
Vice President

Garlin G. Flynn                     08/1995 to present            Specialist, PIMCO.
(58)
Secretary

John P. Hardaway                    08/1990 to present            Executive Vice President, PIMCO.  Formerly, Senior Vice
(47)                                                              President and Vice President, PIMCO.
Treasurer

Stacie Anctil                       11/2003 to present            Specialist, PIMCO. Formerly, Sales Associate, ESIS and
(34)                                                              Sales Manager, FT Interactive Data.
Assistant Treasurer

Erik C. Brown                       02/2001 to present            Vice President, PIMCO.  Formerly, Senior Tax Manager,
(36)                                                              Deloitte and Touche LLP and Tax Manager,
Assistant Treasurer                                               PricewaterhouseCoopers LLP.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2003.

----------------------------------------------------------------------------------------------------------

                                                                         Aggregate Dollar Range of Equity
                                                                       Securities in All Funds Overseen by
                                Dollar Range of Equity Securities in     Trustee or Nominee in Family of
 Name of Trustee or Nominee                  the Funds                         Investment Companies
----------------------------------------------------------------------------------------------------------
R. Wesley Burns                            Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
E. Philip Cannon                                None                               Over $100,000
----------------------------------------------------------------------------------------------------------
Vern O. Curtis                             Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
J. Michael Hagan                        $50,001 - $100,000                         Over $100,000
----------------------------------------------------------------------------------------------------------
Brent R. Harris                            Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
William J. Popejoy                              None                               Over $100,000
----------------------------------------------------------------------------------------------------------

                                       41

     No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee's (and his or her immediate family members') share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2003.

------------------------------------------------------------------------------------------------
                     Name of Owners and
Name of Trustee or    Relationships to                                   Value of     Percent of
    Nominee          Trustee or Nominee    Company    Title of Class    Securities      Class
------------------------------------------------------------------------------------------------
E. Philip Cannon           None             None           None            None          None
------------------------------------------------------------------------------------------------
Vern O. Curtis             None             None           None            None          None
------------------------------------------------------------------------------------------------
J. Michael Hagan           None             None           None            None          None
------------------------------------------------------------------------------------------------
William J. Popejoy         None             None           None            None          None
------------------------------------------------------------------------------------------------

     No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

..  the Funds;

..  an officer of the Funds;

..  an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

..  an officer or an investment company, or a person that would by an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

..  the investment adviser or principal underwriter of the Funds;

..  an officer of the investment adviser or principal underwriter of the Funds;

..  a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

..  an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

Standing Committees

     The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy). The Audit
Committee reviews both the audit and non-audit work of the Trust's independent public accountant, submits a recommendation to the Board as to the selection of an independent public accountant, and reviews generally the maintenance of the
Trust's records and the safekeeping arrangement of the Trust's custodian. During the fiscal year ended March 31, 2004, the Audit Committee met four times. Each member of the Audit Committee attended 100% of such meetings during the period in which he or she was a member of the Audit Committee.

     The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the
Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation
Committee currently consists of all of the Trust's Board members. During the fiscal year ended March 31, 2004, there were no meetings of the Valuation
Committee.
                                       42

     The Trust also has a Nominating Committee, composed of independent Trustees
(Messrs. Cannon, Curtis, Hagan and Popejoy), that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The
Nominating Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended
March 31, 2004, there was one meeting of the Nominating Committee.

Compensation Table

     The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2004.

                                                 Total Compensation
                                 Aggregate        from Trust and
                               Compensation      Fund Complex Paid
Name and Position              from Trust/1/       to Trustees/2/
----------------------------  --------------     ------------------
E. Philip Cannon,  Trustee    $       79,512/3/  $          230,069/4/
Vern O. Curtis,  Trustee      $       77,212     $           99,652
J. Michael Hagan,  Trustee    $       74,000     $           95,250
William J. Popejoy,  Trustee  $       74,000     $           95,250

     1    Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $60,000 plus $3,000 for each Board of
Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2004, the unaffiliated Trustees as a group received compensation in the amount of $386,724. Note: Guilford C. Babcock and Thomas P.
Kemp served as unaffiliated Trustees until their retirement on June 30, 2003.
For the fiscal year ended March 31, 2004, Mr. Babcock and Mr. Kemp each received compensation in the amounts of $36,000 and $46,000, respectively.

     2    Each Trustee also serves as a Director of PIMCO Commercial Mortgage
Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage
Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and
$500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2003, the unaffiliated Directors as a group received compensation in the amount of $40,961.

     The Trustees listed above, for their services as Trustees of PIMCO Variable
Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2003, the unaffiliated Trustees as a group received compensation in the amount of $41,961.

     3    The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and
PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2003, Mr. Cannon elected to have $10,000 and
$10,250 in compensation deferred from the PIMCO Commercial Mortgage Securities
Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2004, Mr. Cannon elected to have $74,000 in compensation from the Trust deferred.

     4    Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager
Series which has adopted a deferred compensation plan. For the fiscal year ended
December 31, 2003, Mr. Cannon elected to have $107,224 in compensation from that
Trust deferred.

Investment Adviser

     Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust.
PIMCO is a majority owned subsidiary of Allianz Dresdner Asset Management of
America L.P. ("ADAM LP") with a minority interest held by PIMCO Partners, LLC.
PIMCO Partners, LLC is owned by the current managing directors and

                                       43

executive management of PIMCO. ADAM LP was organized as a limited-partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz - PacLife
Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company, Pacific Life Insurance Company and Pacific
Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding
LLC's sole member is Allianz Dresdner Asset Management of America LLC, a
Delaware limited liability company. Allianz Dresdner Asset Management of America
LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America
Holding Inc., a Delaware corporation which owns a 0.01% managing interest.
Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly-owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America,
Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly owns a controlling interest in ADAM LP. Allianz AG is a European-based, multi-national insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in ADAM LP and is a California based insurance company.
     PIMCO has engaged Research Affiliates, LLC ("Research Affiliates"), a
California limited liability company, to serve as asset allocation sub-adviser to the All Asset Fund and All Asset All Authority Fund pursuant to an asset allocation sub-advisory agreement ("Asset Allocation Agreement"). Research
Affiliates was organized in March 2002 and is located at 800 E. Colorado Blvd.,
9th Floor, Pasadena, CA 91101.

     PIMCO is located at 840 Newport Center Drive, Newport Beach, California
92660. PIMCO had approximately $392 billion of assets under management as of
June 30, 2004.
     Allianz AG is a European based insurance and financial services holding company and a publicly traded German company. As of December 31, 2003, the
Allianz Group (including PIMCO) had assets under management of more than
(pound)996 billion.
     Significant institutional shareholders of Allianz AG currently include
Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re"). This entity as well as certain broker-dealers that might be controlled by or affiliated with Allianz
AG (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated
Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.
Advisory Agreement

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio
Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the
Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the
Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

     Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of
Trustees and (ii) by a majority of the Independent Trustees. The Advisory
Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

                                       44

     Continuation of the Advisory Contract was last approved by the Board of
Trustees, including a majority of the Trustees who are not parties to the
Advisory Contract or interested persons of such parties ("Independent
Trustees"), at a meeting held on August 19, 2003. In determining whether to continue the Advisory Contract, the Trustees considered the fees and expenses paid by the Funds and by comparable funds, the costs of providing these services, and the profitability of PIMCO's relationship with the Funds. The
Trustees also considered the nature and quality of services provided under the
Advisory Contract, and the investment performance of the Funds on an absolute basis, and relative to the performance of comparable funds. The Trustees also considered the terms of the Trust's Administration Agreement and the fees paid and services provided to the Funds under their "unified fee" structure. In addition, the Trustees considered the relationships among PIMCO, Allianz AG, and their affiliates, including any collateral benefits received by PIMCO or its affiliates due to PIMCO's relationship with the Funds. The Trustees also considered PIMCO's representations concerning its staffing, capabilities and methodologies applied in managing the Funds, including the importance of retention of personnel with relevant portfolio management experience. Upon completion of the Board's review and discussion, the Trustees concluded that the investment advisory fees payable to PIMCO under the Advisory Contract are fair and reasonable in light of the services provided to the Funds, and approved the continuation of the Advisory Contract between the Trust and PIMCO for one year.
     PIMCO employs Research Affiliates to provide asset allocation services to the All Asset Fund and All Asset All Authority Fund pursuant to separate Asset
Allocation Agreements. Under each Asset Allocation Agreement, last approved by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held on August 19, 2003, Research Affiliates is responsible for the management of the Funds and determining how the assets of the Funds are allocated and reallocated from time to time among the Underlying Funds. For services provided to the All Asset Fund and All Asset All Authority Fund, PIMCO
(not the Trust) pays fees to Research Affiliates at annual rates of 0.20% and
0.25%, respectively, of the average daily net assets of each Fund. Each Fund also indirectly pays a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests. Research Affiliates is not compensated directly by the All Asset Fund or All Asset All Authority Fund.
     Under the terms of the Asset Allocation Agreements, Research Affiliates is
obligated to manage the All Asset and All Asset All Authority Funds in accordance with applicable laws and regulations. Each Asset Allocation Agreement will continue in effect with respect to the All Asset Fund and the All Asset All
Authority Funds, respectively, for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually (i)
by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees.
Each Asset Allocation Agreement may be terminated without penalty by vote of the
Trustees or its shareholders, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned. If Research
Affiliates ceases to manage the portfolio of either Fund, PIMCO will either assume full responsibility for the management of that Fund, or retain a new asset allocation sub-adviser, subject to the approval of the Trustees and, if required, the Fund's shareholders.
     PIMCO receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:
                                                           Advisory
Fund                                                       Fee Rate
-------------------------------------------------------    --------
Liquid Assets Fund                                             0.10%
Money Market Fund                                              0.15%
All Asset and Short Duration Municipal Income Funds            0.20%
Floating Income Fund                                           0.30%
Commercial Mortgage Securities, Convertible, Real
  Return Asset and StocksPLUS Funds                            0.40%
StocksPLUS Municipal-Backed Fund                               0.44%
Diversified Income and Emerging Markets Bond Funds             0.45%
CommodityRealReturn Strategy, RealEstateRealReturn
  Strategy, StocksPLUS TR Short Strategy and StocksPLUS
  Total Return Funds                                           0.49%
European Convertible Fund                                      0.50%
European StocksPLUS TR Strategy, Far East (ex-Japan)
  StocksPLUS TR Strategy, International StocksPLUS TR
  Strategy and Japanese StocksPLUS TR Strategy Funds           0.55%
All other Funds                                                0.25%
     For the fiscal years ended March 31, 2004, 2003 and 2002, the aggregate amount of the advisory fees paid by each operational Fund was as follows:
                                       45


                                                 Year Ended     Year Ended     Year Ended
Fund                                               3/31/04       3/31/03        3/31/02
-------------------------------------------     ------------   ------------   ------------
All Asset Fund                                     1,456,140         53,124            N/A
All Asset All Authority Fund                          18,702            N/A            N/A
California Intermediate Municipal Bond Fund          342,583        374,702        245,724
California Municipal Bond Fund                        40,388         40,417         38,652
CommodityRealReturn Strategy Fund                  4,825,097        176,335            N/A
Convertible Fund                                      68,805        105,967        177,766
Diversified Income Fund                              879,294            N/A            N/A
Emerging Markets Bond Fund                         4,888,068      1,554,522        475,043
European Convertible Fund                            235,690         24,176         25,385
European StocksPLUS TR Strategy Fund                  11,909            N/A            N/A
Far East (ex-Japan) StocksPLUS TR Strategy
  Fund                                                10,823            N/A            N/A
Foreign Bond Fund (U.S. Dollar-Hedged)             3,776,076      2,624,791      1,833,823
Global Bond Fund (Unhedged)                        1,539,023      1,008,664        799,652
Global Bond Fund (U.S. Dollar-Hedged)                420,044        249,874        197,770
GNMA Fund                                            837,527        537,840        117,225
High Yield Fund                                   18,495,459     10,590,729      7,996,501
International StocksPLUS TR Strategy Fund             36,804            N/A            N/A
Japanese StocksPLUS TR Strategy Fund                   7,450            N/A            N/A
Investment Grade Corporate Bond Fund                  74,590         63,778         14,792
Long-Term U.S. Government Fund                     2,021,216      1,873,831      1,320,155
Low Duration Fund                                 34,933,469     21,105,390     13,116,919
Low Duration Fund II                               1,489,174      1,092,814      1,177,684
Low Duration Fund III                                185,805        130,019        122,127
Moderate Duration Fund                             3,434,486      2,188,970      1,627,129
Money Market Fund                                    663,329        580,550        541,950
Municipal Bond Fund                                  951,261        803,095        272,823
New York Municipal Bond Fund                          48,537         25,189         12,643
Real Return Asset Fund                               821,858        151,562         31,567
Real Return Fund                                  21,123,119     14,082,155      5,064,008
Real Return Fund II                                   97,861         44,914          3,371
RealEstateRealReturn Strategy Fund                   235,475            N/A            N/A
Short-Duration Municipal Income Fund                 821,739        369,566         31,171
Short-Term Fund                                   10,760,536      7,487,012      3,548,056
StocksPLUS Fund                                    5,012,383      3,207,673      3,938,464
StocksPLUS TR Short Strategy Fund                     10,248            N/A            N/A
StocksPLUS Total Return Fund                         528,496         11,056            N/A
Total Return Fund                                185,286,598    158,776,873     18,913,898
Total Return Fund II                               5,957,093      5,152,176      4,368,499
Total Return Fund III                              2,870,792      2,321,409      2,130,614
Total Return Mortgage Fund                           703,730        453,198        119,995

Proxy Voting Policies and Procedures

     PIMCO has adopted written proxy voting policies and procedures ("Proxy
Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds.
Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

     The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

     PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds.
If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds' best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii)
voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

                                       46

     Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.
     Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the
Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.

Fund Administrator

     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other
Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2)
regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the
Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of
Prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):


                                                       Administrative Fee Rate
                                                    -------------------------------
                                 Institutional
                                     and
                                 Administrative     Advisor   Class A,                 Class
 Fund                                Class           Class    B and C       Class D*  J and K   Class R
----------------------------     --------------     -------   --------      -------   -------   -------
All Asset and All Asset All
 Authority Funds                           0.05%       0.15%      0.45%        0.70%      N/A       N/A
California Intermediate
 Municipal Bond, California
 Municipal Bond and New
 York Municipal Bond Funds                 0.22%       0.32%      0.40%        0.60%     0.25%      N/A
CommodityRealReturn
 Strategy Fund                             0.25%       0.35%      0.50%        0.75%      N/A      0.50%
Convertible Fund                           0.25%       0.35%       N/A          N/A      0.25%     0.40%
Diversified Income Fund                    0.30%       0.30%      0.50%        0.50%      N/A      0.50%
Emerging Markets Bond Fund                 0.40%       0.50%      0.55%        0.80%     0.30%     0.55%
European StocksPLUS TR
 Strategy Fund                             0.30%       0.40%      0.45%        0.70%      N/A       N/A
Far East (ex-Japan)
 StocksPLUS TR Strategy Fund               0.30%       0.40%      0.45%        0.70%      N/A       N/A
Floating Income Fund                        0.25%       0.35%      0.40%        0.40%      N/A      0.40%
Foreign Bond Fund (Unhedged)               0.25%        N/A       0.45%        0.70%      N/A      0.45%
Foreign Bond Fund
 (U.S. Dollar-Hedged)                      0.25%       0.35%      0.45%        0.70%     0.25%     0.45%
Global Bond Fund (Unhedged)                0.30%       0.40%      0.45%        0.70%     0.30%      N/A
Global Bond
 (U.S. Dollar-Hedged) Fund                 0.30%       0.40%      0.45%        0.70%     0.30%     0.45%
GNMA Fund                                  0.25%       0.35%      0.40%        0.65%     0.25%     0.40%
International StocksPLUS
 TR Strategy Fund                          0.30%       0.40%      0.55%        0.80%      N/A       N/A
Investment Grade
Corporate Bond Fund                        0.25%       0.35%      0.40%        0.65%     0.25%      N/A
Japanese StocksPLUS
 TR Strategy Fund                          0.30%       0.40%      0.45%        0.70%      N/A       N/A
Liquid Assets Fund                         0.05%        N/A        N/A          N/A       N/A       N/A
Low Duration and
Total Return Funds                         0.18%       0.20%      0.40%        0.50%     0.25%     0.40%
Moderate Duration Fund                     0.20%       0.30%      0.40%        0.65%     0.25%      N/A
Money Market Fund                          0.20%       0.30%      0.40%        0.45%     0.25%     0.40%
Municipal Bond Fund                        0.24%       0.30%      0.40%        0.60%     0.25%      N/A
Real Return Fund                           0.20%       0.30%      0.40%        0.65%     0.25%     0.40%
Real Return Fund II                        0.20%       0.30%      0.40%        0.65%      N/A       N/A
Real Return Asset Fund                     0.25%       0.35%      0.40%        0.65%      N/A       N/A
RealEstateRealReturn
 Strategy Fund                             0.25%       0.40%      0.50%        0.75%      N/A       N/A
Short Duration Municipal
 Income Fund                               0.19%       0.29%      0.40%        0.60%     0.25%      N/A
Short-Term Fund                            0.20%       0.20%      0.40%        0.50%     0.25%     0.40%
StocksPLUS Municipal-Backed
 Fund                                      0.25%       0.40%      0.50%        0.75%      N/A       N/A
StocksPLUS Short Strategy Fund             0.25%       0.40%      0.45%        0.70%      N/A       N/A
StocksPLUS Total Return Fund               0.25%       0.35%      0.45%        0.70%      N/A       N/A
All other Funds                            0.25%       0.35%      0.40%        0.65%     0.25%     0.40%

----------
*    As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class
     D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
                                       47

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's
Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the
1940 Act and subject to review and approval by the Trustees.

     The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or
Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the
Administration Agreement, it may be terminated by PIMCO, also on 60 days'
written notice.

     The All Asset and All Asset All Authority Funds indirectly pay a proportionate share of the administrative fees paid to PIMCO by the Underlying
Funds in which each Fund invests.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement, dated May 5,
2000, as supplemented from time to time, was last approved by the Board of
Trustees, including all of the Independent Trustees at a meeting held on August
20, 2002. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.
     For the fiscal years ended March 31, 2004, 2003 and 2002, the aggregate amount of the administrative fees paid by each operational Fund was as follows:
                                                    Year Ended    Year Ended    Year Ended
Fund                                                  3/31/04       3/31/03       3/31/02
------------------------------------------------   -----------   -----------   -----------
All Asset Fund                                       1,232,011        13,781           N/A
All Asset All Authority Fund                             3,940           N/A           N/A
California Intermediate Municipal Bond Fund            403,149       401,332       253,580
California Municipal Bond Fund                          44,858        42,338        39,181
CommodityRealReturn Strategy Fund                    3,740,684       101,238           N/A
Convertible Fund                                        43,003        85,736       146,125
Diversified Income Fund                                617,574           N/A           N/A
Emerging Markets Bond Fund                           5,090,421     1,547,755       445,517
European Convertible Fund                              117,845        11,593        12,707
European StocksPLUS TR Strategy Fund                     6,496           N/A           N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund          5,904           N/A           N/A
Foreign Bond Fund (U.S. Dollar-Hedged)               4,920,637     3,341,802     2,252,160
Global Bond Fund (Unhedged)                          1,846,774     1,210,057       959,541
Global Bond Fund (U.S. Dollar-Hedged)                  594,791       346,704       261,251
GNMA Fund                                            1,173,967       878,084       172,922
High Yield Fund                                     23,769,251    13,292,594     9,812,572
International StocksPLUS TR Strategy Fund               20,527           N/A           N/A
Japanese StocksPLUS TR Strategy Fund                     4,063           N/A           N/A
Investment Grade Corporate Bond Fund                    74,590        63,778        14,792
Long-Term U.S. Government Fund                       2,476,311     2,312,484     1,632,901
Low Duration Fund                                   34,518,978    20,946,408    11,333,576
Low Duration Fund II                                 1,489,174     1,092,814     1,177,684
Low Duration Fund III                                  185,805       130,019       122,423
Moderate Duration Fund                               2,746,789     1,751,176     1,301,704
Money Market Fund                                    1,402,259     1,200,841     1,012,402
Municipal Bond Fund                                  1,250,178       990,873       339,822
New York Municipal Bond Fund                            71,842        32,917        13,247
Real Return Asset Fund                                 513,661        87,786        15,887
Real Return Fund                                    27,588,880    18,200,673     6,326,433
Real Return Fund II                                     78,289        35,931         2,697
RealEstateRealReturn Strategy Fund                     125,028           N/A           N/A
Short-Duration Municipal Income Fund                 1,446,264       583,958        29,651
Short-Term Fund                                     11,488,431     7,961,958     3,679,902
StocksPLUS Fund                                      3,709,188     2,557,737     3,256,936
StocksPLUS TR Short Strategy Fund                        6,318           N/A           N/A
StocksPLUS Total Return Fund                           307,397         5,641           N/A
Total Return Fund                                  165,810,508   140,013,873   100,611,284
Total Return Fund II                                 5,957,093     5,152,176     4,379,226
Total Return Fund III                                2,870,793     2,321,409     2,130,813
Total Return Mortgage Fund                           1,003,774       654,566       158,102

                                       48

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35%
of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to
Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See
"Distribution of Trust Shares - Plan for Class D Shares."

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan
     PA Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract
("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is an indirect subsidiary of Allianz Dresdner Asset
Management of America L.P. The Distributor, located at 2187 Atlantic Street,
Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.
     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution
Contract, the Administration Agreement or the Distribution and/or Servicing
Plans described below; and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose. If the
Distribution Contract is terminated (or not renewed) with respect to one or more
Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

                                       49

     The Trust offers ten classes of shares: Class A, Class B, Class C, Class D,
Class J, Class K, Class R, the Institutional Class, the Administrative Class,
and the Advisor Class.

     Class A, Class B and Class C shares of the Trust are offered through firms
("participating brokers") which are members of the NASD, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the
Distributor has an agreement for the use of PIMCO Funds: Pacific Investment
Management Series in particular investment products, programs or accounts for which a fee may be charged.

     Class J and Class K shares are offered only to non-U.S. investors outside the United States. Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions and are offered to non-U.S.
investors as well as through various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectuses and SAI.

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts
(either at the plan level or at the level of the financial service firm). Class
R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs,
SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO CollegeAccess 529
Plan. Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by retirement plan accounts and their plan participants, for which fees or expenses may be charged in addition to those described in the Prospectus and
SAI.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.
(Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Advisor Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Advisor Class shareholders.

     The Trust has adopted a Fourth Amended and Restated Multi-Class Plan
("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the
Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge
     As described in the Class A, B and C Prospectus under the caption
"Investment Options (Class A, B and C Shares)," Class A shares of the Trust
(except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2004, March 31, 2003
                                       50

and March 31, 2002, the Distributor received an aggregate of $45,401,929,
$46,236,209 and $22,855,033, respectively, and retained $6,209,385, $6,024,796 and $3,066,255, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     As described in the Class A, B and C Prospectus under the caption
"Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class R, Institutional Class, Advisor Class or
Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.
     During the fiscal years ended March 31, 2004, March 31, 2003 and March 31,
2002, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:
                   Year Ended     Year Ended     Year Ended
                     3/31/04        3/31/03        3/31/02
                  ------------   ------------   ------------
Class A           $  1,490,403   $  1,347,854   $    801,591
Class B             16,776,575     13,158,086      6,489,465
Class C              4,082,458      3,475,948      1,185,520
     In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or
Class C shares for certain classes of individuals or entities on account of (i)
the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R
Shares

     As stated in the text of the Class A, B and C Prospectus under the caption
"Management of the Trust--Distribution and Servicing (12b-1) Plans," and in the
Class R Prospectus under the caption "How to Buy and Sell Shares," Class A,
Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B
and Class C shares (the "Retail Plans"), as well as Class R shares, as described in the Class A, B and C Prospectus and the Class R Prospectus, in connection with the distribution of Class B, Class C and Class R shares of the Trust, the
Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, the
Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class
C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus and the Class R Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the
Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of
Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class
A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each
Fund's Class A, Class B, Class C and Class R shares,

                                       51

the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing Prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the
Trustees of the Trust are expected to take into account the expenses of the
Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B,
Class C or Class R shares, printing of Prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to
Class A, Class B, Class C and Class R shares of the Trust, may be spent by the
Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses
(including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders'
needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any
Fund may indirectly support sales and servicing efforts relating to the other
Funds' shares of the same class. In reporting its expenses to the Trustees, the
Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                        Servicing      Distribution
Class A                                 Fee/(1)/         Fee/(1)/
===================================================================
Money Market Fund                            0.10%             N/A
-------------------------------------------------------------------
All other Funds                              0.25%             None
-------------------------------------------------------------------
Class B/(2)/
-------------------------------------------------------------------
All Funds                                    0.25%             None
-------------------------------------------------------------------
Class C - Shares purchased on or after 7/1/91/(3)/
-------------------------------------------------------------------
Money Market Fund                            0.10%             0.00%
-------------------------------------------------------------------
Short Duration Municipal Income and
Short-Term Funds                             0.25%             0.30%
-------------------------------------------------------------------
California Intermediate Municipal
Bond, California Municipal Bond, Low
Duration, New York Municipal Bond,
Real Return, Municipal Bond and
StocksPLUS Funds                             0.25%             0.50%
-------------------------------------------------------------------
CommodityRealReturn Strategy,
International StocksPLUS TR Strategy
and RealEstateRealReturn Strategy Funds      0.25%             0.75%
-------------------------------------------------------------------
All other Funds                              0.25%             0.65%

                                       52

Class C - Shares purchased before 7/1/91
-------------------------------------------------------------------
Money Market Fund                            0.10%             0.00%
-------------------------------------------------------------------
All other Funds                              0.25%             None

(1)  Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.

(2)  Payable only with respect to shares outstanding for one year or more.

(3)  Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor, PIMCO and their affiliates may from time to time pay additional cash bonuses or other incentives or make other payments to selected participating brokers and other financial intermediaries in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds.
These payments may be significant to the payors and the payees. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specified period of time. The Distributor and PIMCO currently expect that such additional payments will not exceed 0.50% of the amount of any sale. From time to time, the
Distributor, PIMCO and their affiliates may also make additional payments to one or more participating brokers and other financial intermediaries based upon factors such as the length of time the assets of such brokers' or intermediaries' clients have remained invested in the Funds and/or the amount of those assets. Incentives may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with financial intermediaries at seminars or informational meetings. The payments described in this paragraph are made from the Distributor's or PIMCO's (or their affiliates') own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund's shares or the amount a
Fund will receive as proceeds from such sales.

     Additionally, the Distributor, PIMCO and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to participating brokers and other intermediaries for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name. Services performed by such financial intermediaries may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations;
collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. For these services, the Distributor, PIMCO and their affiliates may pay annual per account charges that, as of the date of this Statement of Additional Information, range in the aggregate from $0 to $6 per account, although they may pay more than $6 per account. These charges may be significantly higher for arrangements in which multiple shareholders hold their shares through a single "omnibus" account held by a financial intermediary. The financial intermediary, which generally provides the services described above as well as sub-transfer agency and other services, may charge fees significantly in excess of $6 for each underlying shareholder account that holds its shares through the omnibus arrangement.

      If in any year the Distributor's expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B,
Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the
Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the
Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution
Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail
Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the
Disinterested Trustees and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Trust in January 1997 (December
2002 for Class R shares). If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the
Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes.
Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to
Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class B, Class C and Class R shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The
Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B, Class C and Class R shares.

                                       53

     As compensation for services rendered and borne by the Distributor in connection with personal services rendered to Class R shareholders of the Trust and the maintenance of Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the
Distributor servicing fees up to the current rate of 0.25% and distribution fees up to the current rate of 0.25% (each calculated as a percentage of each Fund's average daily net assets attributable to Class R shares).

Payments Pursuant to Class A Plan

     For the fiscal years ended March 31, 2004, March 31, 2003 and March 31,
2002, the Trust paid the Distributor an aggregate of $39,737,181, $27,491,609 and $14,484,754, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

                                     Year Ended      Year Ended      Year Ended
Fund                                  03/31/04        03/31/03        03/31/02
---------------------------------   ------------    ------------    ------------
All Asset Fund                      $    230,144             N/A             N/A
California Intermediate Municipal
Bond Fund                                133,320    $    115,595    $     55,208
California Municipal Bond Fund            14,097          11,606           7,486
CommodityRealReturn Strategy Fund        505,845           6,619             n/a
Convertible Fund                               0           7,623          14,260
Diversified Income Fund                   14,791             N/A             N/A
Emerging Markets Bond Fund               457,515          89,044          10,672
European Convertible Fund                      0               9              25
Foreign Bond Fund
(U.S. Dollar-Hedged)                     597,343         392,567         243,819
Global Bond Fund
(U.S. Dollar-Hedged)                      65,836          25,838           9,781
GNMA Fund                                194,300         161,199          33,949
High Yield Fund                        3,106,839       1,530,590         876,436
International StocksPLUS TR
Strategy Fund                                 69             N/A             N/A
Long-Term U.S. Government Fund           370,369         347,359         257,041
Low Duration Fund                      5,399,239       3,474,114       1,214,265
Money Market Fund                         89,332          79,971          55,469
Municipal Bond Fund                      159,727         123,415          39,445
New York Municipal Bond Fund              36,469          17,126           3,050
Real Return Fund                       4,319,329       2,669,920         751,242
RealEstateRealReturn Strategy
Fund                                       2,159             N/A             N/A
Short-Duration Municipal Income
Fund                                     597,619         265,567             N/A
Short-Term Fund                        2,323,317       2,063,992       1,050,486
StocksPLUS Fund                          254,770         221,686         270,436
StocksPLUS Total Return Fund              21,715             N/A             N/A
Total Return Fund                     20,759,722      15,839,094       9,576,009
Total Return Mortgage Fund                83,315          48,675          15,675

     During the fiscal year ended March 31, 2004, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows:
sales commissions and other compensation to sales personnel, $30,995,002;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $8,742,179.
These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:
                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
All Asset Fund                      $    568,059    $    160,222    $    728,281
California Intermediate Municipal
Bond Fund                                 81,171          22,894         104,065
California Municipal Bond Fund             8,708           2,456          11,164
CommodityRealReturn Strategy Fund      1,550,148         437,221       1,987,369
Diversified Income Fund                   42,511          11,990          54,501
Emerging Markets Bond Fund               441,792         124,608         566,400
Foreign Bond Fund
(U.S. Dollar-Hedged)                     418,178         117,948         536,126
Global Bond Fund
(U.S. Dollar-Hedged)                      44,846          12,649          57,495
GNMA Fund                                132,864          37,475         170,339
High Yield Fund                        2,138,706         603,225       2,741,931
International StocksPLUS TR
Strategy Fund                                387             109             496
Long-Term U.S. Government Fund           236,628          66,741         303,369
Low Duration Fund                      3,587,431       1,011,839       4,599,270
Money Market Fund                        123,865          34,936         158,801
Municipal Bond Fund                      103,147          29,093         132,240
New York Municipal Bond Fund              27,929           7,877          35,806
Real Return Fund                       4,277,156       1,206,377       5,483,533
RealEstateRealReturn Strategy
Fund                                      15,561           4,389          19,950
Short-Duration Municipal Income
Fund                                     446,823         126,027         572,850
Short-Term Fund                        1,379,113         388,981       1,768,094
StocksPLUS Fund                          216,287          61,004         277,291
StocksPLUS Total Return Fund              50,769          14,319          65,088
Total Return Fund                     15,048,888       4,244,558      19,293,446
Total Return Mortgage Fund                54,035          15,241          69,276

                                       54


Payments Pursuant to Class B Plan

     For the fiscal years ended March 31, 2004, March 31, 2003 and March 31,
2002, the Trust paid the Distributor an aggregate of $57,405,727, $43,398,133 and $24,524,960, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:
                                     Year Ended      Year Ended      Year Ended
Fund                                   3/31/04         3/31/03         3/31/02
---------------------------------   ------------    ------------    ------------
All Asset Fund                      $    260,011             N/A             N/A
CommodityRealReturn Strategy Fund        361,164    $      5,893             N/A
Convertible Fund                               0          50,947    $     59,733
Diversified Income Fund                   11,607             N/A             N/A
Emerging Markets Bond Fund               593,101         201,751          38,985
Foreign Bond Fund
 (U.S. Dollar-Hedged)                    580,981         415,553         316,086
Global Bond Fund
 (U.S. Dollar-Hedged)                    136,061          89,854          58,059
GNMA Fund                                630,294         424,583          41,071
High Yield Fund                        7,422,473       4,575,296       3,712,799
International StocksPLUS TR
 Strategy Fund                               158             N/A             N/A
Long-Term U.S. Government Fund           988,732         948,476         643,477
Low Duration Fund                      5,875,949       3,555,084       1,305,471
Money Market Fund                        694,663         635,305         398,263
Municipal Bond Fund                      461,009         327,166         122,549
Real Return Fund                      11,344,291       6,961,748       2,113,937
RealEstateRealReturn
 Strategy Fund                             2,232             N/A             N/A
Short-Term Fund                          332,896         185,247          86,041
StocksPLUS Fund                        1,373,651       1,419,501       2,205,080
StocksPLUS Total Return Fund              30,193             N/A             N/A
Total Return Fund                     26,118,229      22,482,348      13,389,734
Total Return Mortgage Fund               188,032         119,381          33,675
     During the fiscal year ended March 31, 2004, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows:
sales commissions and other compensation to sales personnel, $44,776,467;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $12,629,260.
These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:
                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
All Asset Fund                      $    661,046    $    186,449    $    847,495
CommodityRealReturn Strategy Fund      1,098,859         309,935       1,408,794
Diversified Income Fund                   35,971          10,146          46,117
Emerging Markets Bond Fund               552,035         155,702         707,737
Foreign Bond Fund
 (U.S. Dollar-Hedged)                    418,157         117,942         536,099
Global Bond Fund
 (U.S. Dollar-Hedged)                     98,610          27,813         126,423
GNMA Fund                                419,914         118,437         538,351
High Yield Fund                        5,887,305       1,660,522       7,547,827
International StocksPLUS TR
 Strategy Fund                               605             171             776
Long-Term U.S. Government Fund           641,385         180,903         822,288
Low Duration Fund                      4,271,314       1,204,729       5,476,043
Money Market Fund                        441,384         124,493         565,877
Municipal Bond Fund                      355,106         100,158         455,264
Real Return Fund                       9,770,168       2,755,689      12,525,857
RealEstateRealReturn
 Strategy Fund                            24,875           7,016          31,891
Short-Term Fund                          249,172          70,279         319,451
StocksPLUS Fund                        1,093,542         308,435       1,401,977
StocksPLUS Total Return Fund              80,010          22,567         102,577
Total Return Fund                     18,533,493       5,227,395      23,760,888
Total Return Mortgage Fund               143,517          40,479         183,996

                                       55

Payments Pursuant to Class C Plan

     For the fiscal years ended March 31, 2004, March 31, 2003 and March 31,
2002, the Trust paid the Distributor an aggregate of $77,143,706, $53,218,702 and 26,731,631 respectively, pursuant to the Distribution and Servicing Plan for
Class C shares, of which the indicated amounts were attributable to the following Funds:

                                             Year Ended    Year Ended    Year Ended
Fund                                           3/31/04       3/31/03       3/31/02
-----------------------------------------   -----------   -----------   -----------
All Asset Fund                              $   757,843           N/A           N/A
CommodityRealReturn Strategy Fund             1,459,033   $     8,891           N/A
Convertible Fund                                      0        49,544   $   116,667
Diversified Income Fund                          52,640           N/A           N/A
Emerging Markets Bond Fund                    1,030,779       238,283        28,699
Foreign Bond Fund (U.S. Dollar-Hedged)        1,107,873       648,281       413,771
Global Bond Fund (U.S. Dollar-Hedged)           203,533       119,163        62,333
GNMA Fund                                       761,811       561,682        55,321
High Yield Fund                              11,276,797     5,839,859     4,243,004
International StocksPLUS TR Strategy Fund         1,135           N/A           N/A
Long-Term U.S. Government Fund                  563,748       586,444       404,818
Low Duration Fund                             9,980,610     5,931,168     1,688,011
Money Market Fund                               100,201       117,432        97,829
Municipal Bond Fund                             650,982       575,373       284,954
Real Return Fund                             12,461,941     7,910,631     2,092,955
RealEstateRealReturn Strategy Fund                5,448           N/A           N/A
Short Duration Municipal Income Fund            348,339       105,981           N/A
Short-Term Fund                               2,361,438     1,817,686       656,575
StocksPLUS Fund                               1,054,131     1,021,340     1,492,602
StocksPLUS Total Return Fund                     65,301           N/A           N/A
Total Return Fund                            32,573,821    27,458,705    15,040,655
Total Return Mortgage Fund                      326,302       228,239        53,437

     During the fiscal year ended March 31, 2004, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows:
sales commissions and other compensation to sales personnel, $60,172,091;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $16,971,615.

                                       56

     These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                             Sales
                                                            Material
                                                           and Other
Fund                                        Compensation    Expenses      Total
-----------------------------------------   ------------   ---------   ----------
All Asset Fund                                 1,781,744     502,543    2,284,287
CommodityRealReturn Strategy Fund              4,212,383   1,188,108    5,400,491
Diversified Income Fund                          136,388      38,469      174,857
Emerging Markets Bond Fund                       880,536     248,356    1,128,892
Foreign Bond Fund (U.S. Dollar-Hedged)           684,524     193,071      877,595
Global Bond Fund (U.S. Dollar-Hedged)            118,633      33,461      152,094
GNMA Fund                                        387,910     109,411      497,321
High Yield Fund                                7,163,333   2,020,427    9,183,760
International StocksPLUS TR Strategy Fund          5,037       1,421        6,458
Long-Term U.S. Government Fund                   304,895      85,996      390,891
Low Duration Fund                              7,753,856   2,186,985    9,940,841
Money Market Fund                                537,500     151,603      689,103
Municipal Bond Fund                              506,509     142,862      649,371
Real Return Fund                              12,899,558   3,638,337   16,537,895
RealEstateRealReturn Strategy Fund                37,248      10,506       47,754
Short-Duration Municipal Income Fund             418,342     117,994      536,336
Short-Term Fund                                2,434,799     686,738    3,121,537
StocksPLUS Fund                                  944,647     266,439    1,211,086
StocksPLUS Total Return Fund                     142,191      40,105      182,296
Total Return Fund                             18,656,842   5,262,186   23,919,028
Total Return Mortgage Fund                       165,215      46,599      211,814

Payments Pursuant to Class R Plan

     For the fiscal years ended March 31, 2004 and March 31, 2003, the Trust paid the Distributor an aggregate of $97,132 and $784, respectively, pursuant to the Distribution and Servicing Plan for Class R shares, of which the indicated
amounts were attributable to the following Funds:

                                         Year Ended   Year Ended
Fund                                       3/31/04      3/31/03
--------------------------------------   ----------   ----------
Foreign Bond Fund (U.S. Dollar-Hedged)   $      232   $       12
High Yield Fund                               2,374           12
Low Duration Fund                             8,740           12
Real Return Fund                             13,890           12
Short-Term Fund                                 156           12
StocksPLUS Fund                                 102           12
Total Return Fund                            72,138          712

     During the fiscal year ended March 31, 2004, the amounts collected pursuant to the Distribution and Servicing Plan for Class R shares were used as follows:
sales commissions and other compensation to sales personnel, $76,153; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses
(including data processing, legal and operations), $21,480.

     These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                            Sales
                                                        Material and
                                                            Other
Fund                                     Compensation     Expenses      Total
--------------------------------------   ------------   ------------   -------
Foreign Bond Fund (U.S. Dollar-Hedged)   $        132   $         37   $   169
High Yield Fund                                 2,406            679     3,085
Low Duration Fund                               2,679            756     3,435
Real Return Fund                               14,787          4,171    18,958
Short-Term Fund                                    86             24       110
StocksPLUS Fund                                   243             69       312
Total Return Fund                              55,820         15,744    71,564

                                       57

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and
Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and
Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund (U.S. Dollar-Hedged). As of March 31, 2004,
such expenses were approximately $107,398,000 in excess of payments under the
Class A Plan, $127,187,000 in excess of payments under the Class B Plan,
$30,808,000 in excess of payments under the Class C Plan and $197,000 in excess of payments under the Class R Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 2004 was as follows:

Fund                                               Class A         Class B         Class C         Class R
-------------------------------------------     ------------    ------------    ------------    ------------
All Asset Fund                                  $  1,968,330    $  1,877,694    $    912,250             N/A
California Intermediate Municipal Bond Fund          281,257             N/A             N/A             N/A
California Municipal Bond Fund                        30,172             N/A             N/A             N/A
CommodityRealReturn Strategy Fund                  5,371,279       3,121,295       2,156,732             N/A
Diversified Income Fund                              147,300         102,175          69,831             N/A
Emerging Markets Bond Fund                         1,530,814       1,568,047         450,833             N/A
Foreign Bond Fund (U.S. Dollar-Hedged)             1,448,992       1,187,769         350,475    $        341
Global Bond Fund (U.S. Dollar-Hedged)                155,393         280,101          60,740             N/A
GNMA Fund                                            460,377       1,192,761         198,609             N/A
High Yield Fund                                    7,410,639      16,722,816       3,667,613           6,223
International StocksPLUS TR Strategy Fund              1,340           1,718           2,579             N/A
Long-Term U.S. Government Fund                       819,918       1,821,845         156,106             N/A
Low Duration Fund                                 12,430,484      12,132,613       3,969,960           6,931
Money Market Fund                                    429,194       1,253,745         275,199             N/A
Municipal Bond Fund                                  357,405       1,008,675         259,332             N/A
New York Municipal Bond Fund                          96,775             N/A             N/A             N/A
Real Return Fund                                  14,820,389      27,752,042       6,604,550          38,251
RealEstateRealReturn Strategy Fund                    53,918          70,657          19,071             N/A
Short-Duration Municipal Income Fund               1,548,247              --         214,190             N/A
Short-Term Fund                                    4,778,640         707,771       1,246,613             223
StocksPLUS Fund                                      749,438       3,106,192         483,657             630
StocksPLUS Total Return Fund                         175,914         227,267          72,801             N/A
Total Return Fund                                 52,144,554      52,644,157       9,552,269         144,401
Total Return Mortgage Fund                           187,231         407,658          84,590             N/A

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March
31, 2004 was as follows:

Fund                                               Class A         Class B         Class C         Class R
-------------------------------------------     ------------    ------------    ------------    ------------
All Asset Fund                                          0.59%           2.17%           0.32%            N/A
California Intermediate Municipal Bond Fund             0.59%            N/A             N/A             N/A
California Municipal Bond Fund                          0.59%            N/A             N/A             N/A
CommodityRealReturn Strategy Fund                       0.59%           2.17%           0.32%            N/A
Diversified Income Fund                                 0.59%           2.17%           0.32%            N/A
Emerging Markets Bond Fund                              0.59%           2.17%           0.32%            N/A
Foreign Bond Fund (U.S. Dollar-Hedged)                  0.59%           2.17%           0.32%           0.47%
Global Bond Fund (U.S. Dollar-Hedged)                   0.59%           2.17%           0.32%            N/A
GNMA Fund                                               0.59%           2.17%           0.32%            N/A
High Yield Fund                                         0.59%           2.17%           0.32%           0.47%
International StocksPLUS TR Strategy Fund               0.59%           2.17%           0.32%            N/A
Long-Term U.S. Government Fund                          0.59%           2.17%           0.32%            N/A
Low Duration Fund                                       0.59%           2.17%           0.32%           0.47%
Money Market Fund                                       0.59%           2.17%           0.32%            N/A
Municipal Bond Fund                                     0.59%           2.17%           0.32%            N/A
New York Municipal Bond Fund                            0.59%            N/A             N/A             N/A
Real Return Fund                                        0.59%           2.17%           0.32%           0.47%
RealEstateRealReturn Strategy Fund                      0.59%           2.17%           0.32%            N/A
Short-Duration Municipal Income Fund                    0.59%            N/A            0.32%            N/A
Short-Term Fund                                         0.59%           2.17%           0.32%           0.47%
StocksPLUS Fund                                         0.59%           2.17%           0.32%           0.47%
StocksPLUS Total Return Fund                            0.59%           2.17%           0.32%            N/A
Total Return Fund                                       0.59%           2.17%           0.32%           0.47%
Total Return Mortgage Fund                              0.59%           2.17%           0.32%            N/A

                                       58


Distribution and Administrative Services Plans for Administrative Class and
Advisor Class Shares

     The Trust has adopted separate Administrative Services Plans and
Administrative Distribution Plans (together, the "Administrative Plans") with respect to the Administrative Class and the Advisor Class shares of each Fund.
The Administrative Class and Advisor Class are each subject to their own
Administrative Plans.

     Under the terms of each class's Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective
Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class, on an annual basis of the respective average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and the Advisor Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares and Advisor
Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares or Advisor Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of each class's Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective
Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class on an annual basis of the respective average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders and Advisor Class shareholders of the Funds. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services;
providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders;
answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under each class's
Administrative Distribution Plan and Administrative Services Plan, with respect to that particular class of shares, but may not receive fees under both plans of the same class, with respect to the same assets of either the Administrative
Class shares or the Advisor Class shares. Fees paid pursuant to either of the
Administrative Plans of a class may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees"
for purposes of applicable rules of the National Association of Securities
Dealers, Inc. Each of the Administrative Plans has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the
Administrative Services Plans that they will have with respect to the
Administrative Distribution Plans.

     Each of the Administrative Plans provides that it may not be amended to materially increase the costs which Administrative Class or Advisor Class shareholders may bear under the Administrative Plans without the approval of a majority of the outstanding voting securities of the Administrative Class or
Advisor Class and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan
Trustees"), cast in person at a meeting called for the purpose of voting on the
Plan and any related amendments.

     Each of the Administrative Plans provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii)
the disinterested Trustees defined above. Each of the Administrative
Distribution Plans further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the
Administrative Class or the Advisor Class, as applicable.

                                       59

     Each of the Administrative Plans provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the
Trustees and the disinterested Trustees defined above. Each of the
Administrative Plans provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to that Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each of the Administrative Plans is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each of the
Administrative Plans provides that expenses payable under the Administrative
Plans may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the respective average daily net assets of the Administrative
Class or the Advisor Class, as applicable, shares may be used in any month to pay expenses under that class's Administrative Plans. Each of the Administrative
Plans requires that the Administrative Class shares and the Advisor Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as
"service fees" and therefore will not be limited by NASD rules.

Additional Information About Institutional, Administrative and Advisor Class
Shares

     Institutional Class, Administrative Class and Advisor Class shares of the
Trust may also be offered through brokers, other financial intermediaries and other entities, such as retirement or savings plans and their sponsors or service providers ("service agents"), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class or Advisor Class shares. The
Distributor, PIMCO and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional, Administrative or
Advisor Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, PIMCO and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional, Administrative and Advisor
Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Payments Pursuant to the Administrative Plans for Administrative Class Shares

     For the fiscal years ended March 31, 2004, March 31, 2003 and March 31,
2002, the Trust paid qualified service providers an aggregate amount of
$47,820,780, $35,599,137 and $20,737,705, respectively, pursuant to the
Administrative Services Plan and the Administrative Distribution Plan. Such
payments were allocated among the Funds listed below as follows:

                                                Year Ended    Year Ended     Year Ended     Year Ended
Fund                                             3/31/04       3/31/03        3/31/02         3/31/01
-------------------------------------------     ----------   ------------   ------------   ------------
All Asset Fund                                      13,265   $          6            N/A            N/A
California Intermediate Municipal Bond Fund          5,971          6,722   $      4,258   $      3,614
California Municipal Bond Fund                          26          2,270            N/A            N/A
CommodityRealReturn Strategy Fund                    6,889              3            N/A            N/A
Convertible Fund                                       351             19            460            629
Emerging Markets Bond Fund                          54,638         30,770         22,348         25,087
Foreign Bond Fund (U.S. Dollar-Hedged)             115,982         68,902         46,404         18,800
Global Bond Fund (Unhedged)                        102,679         57,015          8,572          5,633
Global Bond Fund (U.S. Dollar-Hedged)                   13            N/A            N/A
High Yield Fund                                  1,642,370      1,148,447      1,337,821      1,054,052
Investment Grade Corporate Bond Fund                   646             13            N/A            N/A
Long-Term U.S. Government Fund                     410,403        308,322        179,913        116,546
Low Duration Fund                                1,123,319        790,037        543,855        345,320
Low Duration Fund II                                 4,436          2,374            224             92
Low Duration Fund III                                   37             45             30             26
Money Market Fund                                   24,358         34,682         38,733         21,069
Municipal Bond Fund                                 87,680        148,394         17,180         10,305
Real Return Fund                                 1,467,618        917,326        337,185         41,269
Short Duration Municipal Income Fund                 6,526            426            N/A            N/A
Short-Term Fund                                    896,845        731,458        162,223         16,697
StocksPLUS Fund                                    986,484        262,480        107,135         88,080
Total Return Fund                               40,507,576     30,768,828     17,670,766      9,917,611
Total Return Fund II                               313,513        287,154        231,438        156,989
Total Return Fund III                               12,014          5,018         20,627         26,382
Total Return Mortgage Fund                          37,141         23,130          6,179            N/A

                                       60

     The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust- Fund Administrator," the
Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations"))
some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i)
facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv)
providing facilities to answer questions from prospective investors about the
Funds; (v) receiving and answering correspondence, including requests for
Prospectuses and statements of additional information; (vi) preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts;
issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service
Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and
providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the
Class D Services at the rate of 0.25% per annum of all assets attributable to
Class D shares sold through the Distributor. A financial intermediary may be paid for its services directly or indirectly by the Funds, PIMCO, the
Distributor or their affiliates in amounts normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such financial intermediary for its clients. The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration
Agreement includes the Class D Plan to account for this possibility. The
Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares. In addition to the other payments described in this paragraph, the Distributor,
PIMCO and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class D shares of the
Funds. The payments described in this paragraph may be significant to the payors and the payees.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those
Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii)
the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding
Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested
Class D Plan Trustees.

                                       61

     With respect to the Class D Plan, the Administration Agreement requires the
Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

     For the fiscal year ended March 31, 2004, March 31, 2003 and March 31,
2002, the Trust paid $10,793,188, $6,232,187 and $2,302,640, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:
                                                Year Ended     Year Ended     Year Ended
Fund                                             3/31/04         3/31/03       3/31/02
-------------------------------------------    ------------    ----------    ------------
All Asset Fund                                       57,254           N/A             N/A
California Intermediate Municipal Bond Fund          12,319    $    8,494    $      1,884
California Municipal Bond Fund                           92            45              28
CommodityRealReturn Strategy Fund                   318,005           956             N/A
Convertible Fund                                          0            15              19
Diversified Income Fund                               8,370           N/A             N/A
Emerging Markets Bond Fund                          377,218        77,544          11,375
Foreign Bond Fund (U.S. Dollar-Hedged)              411,029       237,732          96,639
GNMA Fund                                            18,397        10,748             439
High Yield Fund                                   1,006,810       368,722         161,769
International StocksPLUS TR Strategy Fund                60           N/A             N/A
Low Duration Fund                                 1,399,250       611,876         137,440
Municipal Bond Fund                                  50,235        48,708           7,739
New York Municipal Bond Fund                          4,524         1,055             254
Real Return Fund                                  2,046,610     1,621,445         641,758
RealEstateRealReturnStrategy Fund                       809           N/A             N/A
Short Duration Municipal Income Fund                 46,516        10,171              80
Short-Term Fund                                     480,016       280,593          95,941
StocksPLUS Fund                                      12,178         4,555           6,472
StocksPLUS Total Return Fund                            359           N/A             N/A
Total Return Fund                                 4,254,963     2,745,592       1,111,975
Total Return Mortgage Fund                          288,174       200,033          25,929

Distribution and Servicing Plan for Class J and Class K Shares

     Class J and Class K each has a separate distribution and servicing plan
(the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     Each Class J-K Plan may be terminated with respect to any Fund to which the
Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the
Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to
Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the
Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and

                                       62

nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the
Disinterested Trustees and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose.

     If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the
Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the
Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The
Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C, Class D and Class R shares are discussed in the Class A, B and C, Class D and Class R
Prospectuses under the headings "Buying Shares," "Exchanging Shares," and
"Selling Shares," and in the Guide (with respect to Class A, B, C and R shares only), and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Advisor Class shares are discussed in the Advisor
Class Prospectus under the headings "Purchasing Shares," "Exchange Privilege,"
and "Redeeming Shares," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and
Administrative Class shares and Class J and Class K shares are discussed in the
Institutional Prospectus under the headings "Purchasing Shares," "Exchange
Privilege," and "Redeeming Shares," and in the Guide (with respect to Class A,
B, C and R shares only), and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of PIMCO may purchase shares of the Trust.
To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C, Class D and Class R Prospectuses
under the caption "Exchanging Shares," and in the Institutional and Advisor
Class Prospectuses under the caption "Exchange Privilege," and in the Guide
(with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund (except for the Liquid Assets

                                       63

Fund) for shares of any other Fund of the Trust or any series of PIMCO Funds:
Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under
"Alternative Purchase Arrangements."

     Orders for exchanges accepted prior to the close of regular trading on the
New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust.
Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1%
of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     The Trust has adopted procedures under which it may make
redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's Prospectus and statement of additional information; and (4)
neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value
(which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A,
Class B and Class C shares, $2,000 for Class D shares, $50,000 for Class R shares, and $100,000 ($25,000,000 for the Liquid Assets Fund) for Institutional
Class, Administrative Class and Advisor Class shares ($10,000 with respect to
Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the
Prospectuses.

Request for Multiple Copies of Shareholder Documents

     To reduce expenses, it is intended that only one copy of the Funds'
Prospectuses and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

                                       64

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by
PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by PIMCO. PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in
PIMCO's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on
U.S. stock exchanges and other agency transactions involve the payment by the
Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the
Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the
Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.
     For the fiscal years ended March 31, 2004, 2003 and 2002, the following amounts of brokerage commissions were paid by each operational Fund:

                                                  Year Ended   Year Ended   Year Ended
Fund                                                3/31/04      3/31/03      3/31/02
-----------------------------------------------   ----------   ----------   ----------
All Asset Fund                                    $        0   $        0          N/A
All Asset All Authority Fund                               0          N/A          N/A
California Intermediate Municipal Bond Fund           37,485        7,818   $        0
California Municipal Bond Fund                         2,692        2,362            0
CommodityRealReturn Strategy Fund                      1,354            0          N/A
Convertible Fund                                      39,343       14,610       17,651
Diversified Income Fund                               20,948          N/A          N/A
Emerging Markets Bond Fund                             5,933            0          N/A
European Convertible Fund                              1,950        1,429        1,323
European StocksPLUS TR Strategy Fund                   1,818          N/A          N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund        3,351          N/A          N/A
Foreign Bond Fund (U.S. Dollar-Hedged)               309,182      205,672      119,155
Global Bond Fund (Unhedged)                          108,850       75,999       45,116
Global Bond Fund (U.S. Dollar-Hedged)                 38,138       25,079       13,576
GNMA Fund                                             13,208          918          N/A
High Yield Fund                                      914,886      677,101       49,675
International StocksPLUS TR Strategy Fund              1,397          N/A          N/A
Japanese StocksPLUS TR Strategy Fund                   1,520          N/A          N/A
Investment Grade Corporate Bond Fund                   1,939        3,153          242
Long-Term U.S. Government Fund                       571,315      381,090      238,861
Low Duration Fund                                    510,248      156,404       12,343
Low Duration Fund II                                  16,728        7,693           11
Low Duration Fund III                                  3,825          564            0
Moderate Duration Fund                               295,551       55,216       36,520
Money Market Fund                                          0            0            0
Municipal Bond Fund                                   90,613       20,190            0
New York Municipal Bond Fund                           3,920        1,218            0
Real Return Fund                                     250,106       58,901        2,056
Real Return Fund II                                      143            0          N/A
Real Return Asset Fund                                 1,046          570          N/A
RealEstateRealReturn Strategy Fund                    52,673          N/A          N/A
Short-Duration Municipal Income Fund                  80,627       14,400          N/A
Short-Term Fund                                      149,769      356,984        3,672
StocksPLUS Fund                                      442,155      106,015       73,094
StocksPLUS TR Short Strategy Fund                          0          N/A          N/A
StocksPLUS Total Return Fund                          43,721        1,720          N/A
Total Return Fund                                  8,184,838    4,428,430    7,318,948
Total Return Fund II                                 419,230      270,744      344,783
Total Return Fund III                                209,634       87,138      114,811
Total Return Mortgage Fund                             7,748          825            0
                                       65

     PIMCO places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the
Funds, PIMCO will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when
PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. PIMCO also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice,
PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a
Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO
may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.
As a general matter in these situations, the underwriter or

                                       66

selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, PIMCO may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the
Trust.

     PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO's judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.
     Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities. The tables below describe the commissions, if any, paid by the Funds to affiliated brokers during the fiscal years ended March 31, 2003 and 2002. The Funds did not pay any commissions to affiliated brokers during the fiscal year ended 2004.

                                 Fiscal Year Ended March 31, 2003
-------------------------------------------------------------------------------------------------
                                                                                      % of Fund's
                                                                       % of Fund's    Aggregate
                                                          Amount of     Aggregate      Dollar
                                         Affiliated       Brokerage     Brokerage     Amount of
Fund                                       Broker        Commission     Commission   Transactions
-------------------------------------------------------------------------------------------------
Foreign Bond Fund
(U.S. Dollar-Hedged)                    Deutsche Bank    $      7,643         3.72%         0.000%
-------------------------------------------------------------------------------------------------
Global Bond Fund
(U.S. Dollar-Hedged)                    Deutsche Bank           1,595         6.36          0.000
-------------------------------------------------------------------------------------------------
High Yield Fund                         Deutsche Bank         113,200        16.72          0.001
-------------------------------------------------------------------------------------------------
Investment Grade Corporate Bond Fund    Deutsche Bank             613        19.42          0.000
-------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund          Deutsche Bank          37,425         9.82          0.001
-------------------------------------------------------------------------------------------------
Low Duration Fund                       Deutsche Bank           1,493         0.95          0.000
-------------------------------------------------------------------------------------------------
Low Duration Fund II                    Deutsche Bank              90         1.17          0.000
-------------------------------------------------------------------------------------------------
Moderate Duration Fund                  Deutsche Bank             675         1.22          0.000
-------------------------------------------------------------------------------------------------
Short-Term Fund                         Deutsche Bank           2,588         0.73          0.000
-------------------------------------------------------------------------------------------------
StocksPLUS Total Return Fund            Deutsche Bank               4         0.22          0.000
-------------------------------------------------------------------------------------------------
Total Return Fund II                    Deutsche Bank          37,330        13.79          0.000
-------------------------------------------------------------------------------------------------
Total Return Fund III                   Deutsche Bank           9,090        10.43          0.000
-------------------------------------------------------------------------------------------------

                                 Fiscal Year ended March 31, 2002
-------------------------------------------------------------------------------------------------
                                                                                      % of Fund's
                                                                       % of Fund's    Aggregate
                                                          Amount of     Aggregate      Dollar
                                         Affiliated       Brokerage     Brokerage     Amount of
Fund                                       Broker        Commission     Commission   Transactions
-------------------------------------------------------------------------------------------------
Foreign Bond Fund
(U.S Dollar-Hedged)                     Deutsche Morgan  $     20,304        17.03%          0.00%
-------------------------------------------------------------------------------------------------
Global Bond Fund (Unhedged)             Deutsche Morgan         4,432         9.82           0.00
-------------------------------------------------------------------------------------------------
Global Bond Fund
(U.S. Dollar Hedged)                    Deutsche Morgan         1,264         9.31           0.00
-------------------------------------------------------------------------------------------------
High Yield Fund                         Deutsche Morgan        24,286        48.89           0.00
-------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund          Deutsche Morgan        68,953        28.86           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund                       Deutsche Morgan        93,696         1.28           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund II                    Deutsche Morgan         3,496         1.01           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund III                   Deutsche Morgan         4,314         3.75           0.00
-------------------------------------------------------------------------------------------------

     Since the Funds invest primarily in fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions. This fact accounts for the material difference between the figures in the last two columns for certain Funds in the table.

     SEC rules further require that commissions paid to such an affiliated broker dealer, or PIMCO by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary"
commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

Holdings of Securities of the Trust's Regular Brokers and Dealers

     The following table indicates the value of each Fund's aggregate holdings of the securities of its regular brokers or dealers for the fiscal year ended
March 31, 2004. As of March 31, 2004, the All Asset, California Intermediate
Municipal Bond and Municipal Bond Funds did not hold any securities of their respective regular brokers or dealers.

Fund                                                                                             Value of
                                                                                                Securities
                                                                                                  (000's
                                                                                                 omitted)

CommodityRealReturn Strategy Fund             State Street Bank & Trust                           $   32,178

Convertible Fund                              E-Trade                                             $      168
                                              State Street Bank & Trust                                  378

Diversified Income Fund                       ABN AMRO Chicago                                    $    9,992
                                              Bank of America Global Securities                        1,066
                                              Deutsche Bank A.G.                                       3,541
                                              GECC Capital Markets Group, Inc                          1,937
                                              Goldman Sachs & Co.                                      1,868
                                              Hong Kong Shanghai Bank Corp. (HSBC)                     3,478
                                              J.P. Morgan                                              1,118
                                              Morgan Stanley, Dean Witter, Discover & Co.                315
                                              State Street Bank & Trust                                2,000

Emerging Markets Bond Fund                    GECC Capital Markets Group, Inc                     $   29,984
                                              State Street Bank & Trust                               13,091
                                              UBS/SBC Warburg LLC                                     30,824

European Convertible Fund                     Deutsche Bank A.G.                                  $    1,251

European StocksPLUS TR Strategy Fund          ABN AMRO Chicago                                    $      200
                                              Chase Manhattan Bank Securities                            100
                                              Credit Suisse First Boston Corporation                     200
                                              GECC Capital Markets Group, Inc                            100
                                              State Street Bank & Trust                                  231
                                              UBS/SBC Warburg LLC                                        100

Far East (Ex-Japan) StocksPLUS TR Strategy    ABN AMRO Chicago                                    $      200
Fund                                          Chase Manhattan Bank Securities                            100
                                              Credit Suisse First Boston Corporation                     200
                                              GECC Capital Markets Group, Inc                            200
                                              State Street Bank & Trust                                  164
                                              UBS/SBC Warburg LLC                                        199

Foreign Bond Fund (U.S. Dollar-Hedged)        Bear Stearns & Co.                                  $    1,234
                                              Credit Suisse First Boston Corporation                   5,852
                                              J.P. Morgan                                             16,680
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.              8,618
                                              State Street Bank & Trust                                4,272

Global Bond Fund (Unhedged)                   Bear Stearns & Co.                                  $    1,087
                                              Credit Suisse First Boston Corporation                   4,579
                                              GECC Capital Markets Group, Inc                          6,499
                                              J.P. Morgan                                              3,469
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                700
                                              Morgan Stanley Group Inc.                                3,873
                                              Morgan Stanley, Dean Witter, Discover & Co.                462
                                              State Street Bank & Trust                                8,451
                                              UBS/SBC Warburg LLC                                     25,077

Global Bond Fund (U.S. Dollar-Hedged)         Bear Stearns & Co.                                  $      236
                                              Credit Suisse First Boston Corporation                     146
                                              J.P. Morgan                                                799
                                              Morgan Stanley Group Inc.                                  775
                                              Morgan Stanley, Dean Witter, Discover & Co.                136
                                              State Street Bank & Trust                                1,703

GNMA Fund                                     ABN AMRO Chicago                                    $    8,053
                                              Bank of America Global Securities                          408
                                              Credit Suisse First Boston Corporation                  19,809
                                              GECC Capital Markets Group, Inc                          8,476
                                              State Street Bank & Trust                                  678
                                              UBS/SBC Warburg LLC                                      9,679

High Yield Fund                               State Street Bank & Trust                           $   29,254
                                              UBS/SBC Warburg LLC                                     83,997

International StocksPLUS TR Strategy Fund     ABN AMRO Chicago                                    $      499
                                              Chase Manhattan Bank Securities                            300
                                              GECC Capital Markets Group, Inc                            500
                                              State Street Bank & Trust                                  556
                                              UBS/SBC Warburg LLC                                        500

Japanese StocksPLUS TR Strategy Fund          GECC Capital Markets Group, Inc                     $      100
                                              State Street Bank & Trust                                  152
                                              UBS/SBC Warburg LLC                                        100

Long-Term U.S. Government Fund                Bank of America Global Securities                   $    3,165
                                              Bear Stearns & Co.                                      16,150
                                              Credit Suisse First Boston Corporation                   4,681
                                              GECC Capital Markets Group, Inc                          8,165
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.              1,626
                                              State Street Bank & Trust                                5,286

Low Duration Fund                             Bank of America Global Securities                   $   59,632
                                              Bear Stearns & Co.                                     242,395
                                              Chase Manhattan Bank Securities                        125,700
                                              Credit Suisse First Boston Corporation                  82,411
                                              Donaldson, Lufkin & Jenrette                             2,258
                                              GECC Capital Markets Group, Inc                         51,167
                                              Goldman Sachs & Co.                                      1,352
                                              J.P. Morgan                                                103
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                322
                                              Morgan Stanley, Dean Witter, Discover & Co.              6,013
                                              Morgan Stanley Group Inc.                                1,342
                                              Prudential Securities, Inc.                              2,792
                                              Salomon Brothers, Inc./Citigroup                           360
                                              State Street Bank & Trust                               24,388
                                              UBS/SBC Warburg LLC                                    446,629

Low Duration Fund II                          Bear Stearns & Co.                                  $    6,767
                                              Chase Manhattan Bank Securities                         14,200
                                              Credit Suisse First Boston Corporation                   5,662
                                              Donaldson, Lufkin & Jenrette                               109
                                              GECC Capital Markets Group, Inc                          2,699
                                              Morgan Stanley, Dean Witter, Discover & Co.                682
                                              Salomon Brothers, Inc./Citigroup                           126
                                              State Street Bank & Trust                                3,900

Low Duration Fund III                         Bank of America Global Securities                   $      600
                                              Bear Stearns & Co.                                         848
                                              GECC Capital Markets Group, Inc                          3,096
                                              State Street Bank & Trust                                  195
                                              UBS/SBC Warburg LLC                                      3,097

Moderate Duration Fund                        Bear Stearns & Co.                                  $    3,390
                                              Credit Suisse First Boston Corporation                   1,105
                                              GECC Capital Markets Group, Inc                         35,176
                                              State Street Bank & Trust                                5,230
                                              UBS/SBC Warburg LLC                                     47,136

Money Market Fund                             Credit Suisse                                       $   76,700
                                              GECC Capital Markets Group, Inc                         19,464
                                              Lehman Brothers, Inc.                                    1,101
                                              State Street Bank & Trust                                3,492

New York Municipal Bond Fund                  State Street Bank & Trust                           $       39

Real Return Asset Fund                        GECC Capital Markets Group, Inc                     $    5,992
                                              State Street Bank & Trust                                  440

Real Return Fund                              Bear Stearns & Co.                                  $   26,311
                                              Goldman Sachs & Co.                                      1,600
                                              J.P. Morgan                                              2,713
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.              2,101
                                              State Street Bank & Trust                               11,377

Real Return Fund II                           State Street Bank & Trust                           $      265

RealEstateRealReturn Strategy Fund            State Street Bank & Trust                           $      863

Short-Term Fund                               Bank of America Global Securities                   $   18,535
                                              Bear Stearns & Co.                                      36,523
                                              Chase Manhattan Bank Securities                         50,000
                                              Credit Suisse First Boston                              37,064
                                              Deutsche Bank A.G.                                      37,597
                                              Donaldson, Lufkin & Jenrette                               226
                                              Goldman Sachs & Co.                                      8,811
                                              Greenwich Capital Markets                                   92
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.              2,468
                                              Morgan Stanley Group Inc.                               12,694
                                              Morgan Stanley, Dean Witter, Discover & Co.             16,138
                                              Prudential Securities, Inc.                                 78
                                              Salomon Brothers, Inc./Citigroup                         1,997
                                              State Street Bank & Trust                                8,368
                                              UBS/SBC Warburg LLC                                    131,863

StocksPLUS Fund                               Bank of America Global Securities                   $    5,080
                                              Bear Stearns & Co.                                      18,040
                                              Chase Manhattan Bank Securities                         32,300
                                              Credit Suisse First Boston Corporation                  14,945
                                              GECC Capital Markets Group, Inc                         11,996
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.             10,601
                                              Salomon Brothers, Inc./Citigroup                         2,553
                                              State Street Bank & Trust                                5,255
                                              UBS/SBC Warburg LLC                                     49,216

StocksPLUS Total Return Fund                  ABN AMRO Chicago                                    $    5,988
                                              Bank of America Global Securities                        1,121
                                              Bear Stearns & Co.                                         883
                                              Credit Suisse First Boston Corporation                   2,813
                                              GECC Capital Markets Group, Inc                          9,185
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                942
                                              Morgan Stanley, Dean Witter, Discover & Co.                  6
                                              Salomon Brothers, Inc./Citigroup                         1,770
                                              State Street Bank & Trust                                4,593
                                              UBS/SBC Warburg LLC                                      8,788

StocksPLUS TR Short Strategy Fund             ABN AMRO Chicago                                    $      100
                                              Bear Stearns & Co.                                           9
                                              GECC Capital Markets Group, Inc                             99
                                              State Street Bank & Trust                                  167
                                              UBS/SBC Warburg LLC                                        100

Total Return Fund                             ABN AMRO Chicago                                    $  115,428
                                              American Express                                           227
                                              Bank of America Global Securities                      123,663
                                              Bear Stearns & Co.                                     508,352
                                              Chase Manhattan Bank Securities                         87,050
                                              Credit Suisse First Boston Corporation                 126,517
                                              Deutsche Bank A.G.                                      25,416
                                              Donaldson, Lufkin & Jenrette                             2,922
                                              First Chicago Capital Markets                              247
                                              First National Bank of Chicago                             312
                                              GECC Capital Markets Group, Inc.                       509,387
                                              Goldman Sachs & Co.                                     15,556
                                              Hong Kong Shanghai Bank Corp. (HSBC)                   156,190
                                              J.P. Morgan                                              2,460
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.             29,153
                                              Morgan Stanley, Dean Witter, Discover & Co.             41,709
                                              PaineWebber                                                 13
                                              Prudential Securities, Inc.                             19,227
                                              Salomon Brothers, Inc./Citigroup                        27,028
                                              State Street Bank & Trust                              132,650
                                              UBS/SBC Warburg LLC                                  1,897,700

Total Return Fund II                          Bear Stearns & Co.                                  $   15,796
                                              Chase Manhattan Bank Securities                         48,000
                                              Credit Suisse First Boston Corporation                   7,587
                                              Donaldson, Lufkin & Jenrette                                44
                                              GECC Capital Markets Group, Inc                         19,977
                                              Goldman Sachs & Co.                                      5,106
                                              J.P. Morgan                                                566
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.              1,070
                                              Morgan Stanley, Dean Witter, Discover & Co.              3,368
                                              State Street Bank & Trust                                4,167
                                              UBS/SBC Warburg LLC                                     24,896

Total Return Fund III                         Bank of America Global Securities                   $    3,081
                                              Bear Stearns & Co.                                      14,558
                                              Chase Manhattan Bank Securities                         25,500
                                              Credit Suisse First Boston Corporation                   2,280
                                              Hong Kong Shanghai Bank Corp. (HSBC)                     1,560
                                              Prudential Securities, Inc.                                349
                                              State Street Bank & Trust                                7,259
                                              UBS/SBC Warburg LLC                                     34,458

Total Return Mortgage Fund                    Bank of America Global Securities                   $    1,387
                                              Credit Suisse First Boston Corporation                   4,226
                                              GECC Capital Markets Group, Inc                          6,980
                                              Lehman Brothers, Inc.                                    2,002
                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                121
                                              Morgan Stanley, Dean Witter, Discover & Co.              2,379
                                              State Street Bank & Trust                                  632
                                              UBS/SBC Warburg LLC                                      6,983

                                       67

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover."
PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the
Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be.
Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each
Fund for which financial highlights for at least the past five fiscal years are provided in the Prospectuses are set forth under "Financial Highlights" in the applicable Prospectus.

     With respect to the All Asset and All Asset All Authority Funds, the
asset allocation sub-adviser to the Fund expects the portfolio turnover to be, on average, approximately 100% per year. In addition, the Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%).
Shareholders in the All Asset and All Asset All Authority Funds may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Disclosure of Portfolio Holdings

PIMCO will publicly disclose the complete schedule of each Fund's portfolio holdings, as reported on a quarter-end basis. The information will be made available no earlier than the first business day falling 15 days after the quarter's end and will remain accessible until the posting of the following quarter's schedule. You may view a Fund's schedule of portfolio holdings for the most recently completed quarter online at http://www.pimco.com, or obtain a copy of the schedule by calling PIMCO at 1-866-746-2606.

Beginning with the quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the
SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, PIMCO may share the Funds' non-public portfolio holdings information with sub-advisers, pricing services, proxy voting services and other service providers to the Funds who require access to such information in order to fulfill their contractual duties to the Funds. PIMCO may also disclose non-public information regarding a Fund's portfolio holdings information to certain mutual fund analysts and rating and tracking entities, such as
Morningstar and Lipper Analytical Services, or other entities that have a legitimate business purpose in receiving such information, sooner than 15 days after a quarter's end or on a more frequent basis as applicable.

                                       68

                                 NET ASSET VALUE

     Net Asset Value is determined as indicated under "How Fund Shares are
Priced" in the Prospectuses. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     For all Funds other than Liquid Assets and Money Market Funds, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Liquid Assets and Money Market Funds' securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the
Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the Liquid Assets and Money Market Funds to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The
Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and
Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                    TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares
(such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in

                                       69

more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued. If a
Fund does not qualify as a regulated investment company in any year, then such
Fund will be subject to federal income tax on its net income and gains at regular corporate income tax rates (without a deduction for distributions to shareholders). In addition, the shareholders would also be taxed on distributions of earnings.

     As a regulated investment company, a Fund generally will not be subject to
U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the
Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least
98% of its ordinary income (not taking into account any capital gains or losses)
for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a
Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each Municipal Fund must have at least 50% of its total assets invested in
Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. A portion of the distributions paid by a Municipal Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends"
will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be

                                       70

deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses)
paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the Municipal Funds'
expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits
(i.e., the amount of such expenses).

Distributions

     Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     Although a portion of the dividends paid by the European StocksPLUS TR
Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS
TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS
Municipal-Backed, StocksPLUS Short Strategy and StocksPLUS Total Return Funds
may qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals, it is not expected that any such portion would be significant. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

     The All Asset and All Asset All Authority Funds will not be able to offset gains realized by one Fund in which the Fund invests against losses realized by another Fund in which each Fund invests. The Funds' use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     Depending on the All Asset and All Asset All Authority Funds' percentage ownership in an Underlying Fund both before and after a redemption, each Fund's redemption of shares of such Underlying Fund may cause the Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the

                                       71

distribution. This could cause shareholders of the All Asset and All Asset All
Authority Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause additional distributable gains to shareholders.

Backup Withholding

     A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40%
short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.
Also, section 1256 contracts held by a Fund at the end of each taxable year
(and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in
"straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a
Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the
Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a
Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

                                       72

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called
"excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to
PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation
     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Emerging Markets Bond, European Convertible,
Foreign Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged), Global Bond
(Unhedged) or Global Bond (U.S. Dollar-Hedged) Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will
"pass-through" for that year.
                                       73

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Emerging Markets Bond, European Convertible, Foreign
Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged), Global Bond (Unhedged) or
Global Bond (U.S. Dollar-Hedged) Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income.
Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.
     Although the All Asset and All Asset All Authority Funds may be entitled to a deduction for such taxes paid by an Underlying Fund in which each Fund invests, the All Asset and All Asset All Authority Funds will not be able to pass any such credit or deduction through to their own shareholders.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
Generally, the Fund will be required to include the acquisition discount, or
OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the
Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a
Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the
Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the
Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person"
within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in

                                       74

the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses)
realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the
Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held

                                       75

personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.
                                       76


     The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund (U.S. Dollar-Hedged) (which was a series of PIMCO Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2004.
Accordingly, "Inception Date of Fund" refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of
Global Bond Fund (U.S. Dollar-Hedged), total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the
Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                 Total Return for Periods Ended March 31, 2004*
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                 Class**                        1 Year   5 Years    Years    (Annualized)      Fund      Class
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Global Bond        Institutional Return Before Taxes                  3.98%     6.81%      N/A           8.42    10/02/95   02/25/98
   (U.S. Dollar    Institutional Return After Taxes
   -Hedged)        on Distributions++                                 2.59      4.31       N/A           5.19
                   Institutional Return After Taxes
                   on Distributions and Sale of Fund
                   Shares++                                           2.82      4.25       N/A           5.17
                   Class A Return Before Taxes                       -1.09      5.41       N/A           7.42               10/02/95
                   Class A Return After Taxes on
                   Distributions++                                   -2.28      3.10       N/A           4.37
                   Class A Return After Taxes on
                   Distributions and Sale of Fund
                   Shares++                                          -0.48      3.16       N/A           4.41
                   Class B Return Before Taxes                       -2.17      5.27       N/A           7.32               10/02/95
                   Class C Return Before Taxes                        1.80      5.60       N/A           7.18               10/02/95
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
     ++ After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
     Institutional Class and Class A shares only. After-tax returns for Advisor
     Class, Class B, Class C and Class R shares will vary.

     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any)
     applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A,
     B and C Prospectus.

     ** Institutional Class total return presentations for periods prior to the
     Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional
     Class but are paid by Class A (at a maximum rate of 0.25% per annum), and
     (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

     Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund (U.S. Dollar-Hedged) were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Global Bond Fund (U.S. Dollar-Hedged) is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being

                                       77

     equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

     The method of adjustment used in the table above for periods prior to the
     Inception Date of Institutional Class shares of the Global Bond Fund (U.S.
     Dollar - Hedged) resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the
     Institutional Class' actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses associated with the
     Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

                  Total Return for Periods Ended March 31, 2004
         (with no adjustment for operating expenses of the Institutional
                 Class for periods prior to its Inception Date)
--------------------------------------------------------------------------------
                                                                 Since Inception
                                                                      of Fund
     Fund                  Class      1 Year  5 Years  10 Years    (Annualized)
--------------------------------------------------------------------------------
Global Bond
 (U.S. Dollar-Hedged)  Institutional   3.98%    6.81%      n/a             8.14%
--------------------------------------------------------------------------------


                                       78


Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the
Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the All Asset and
All Asset All Authority Funds will vote shares of each Underlying Fund which they own in proportion to the votes of all other shareholders in the Underlying
Fund.

                                       79

Control Persons and Principal Holders of Securities

As of July 13, 2004 the following persons owned of record or beneficially 5%
or more of the noted class of shares of the Funds:


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    All Asset Fund
    --------------
    Institutional Class
 ** Charles Schwab & Co Inc. Special Custody Acct FBO our Cust.,
    101 Montgomery St, San Francisco CA 94104                                                           26,813,646.949     18.76%

    Administrative Class
    IBT As Trustee for Hourly Employees of the Gallo Glass Company,
    200 Clarendon St FL 14, Boston MA 02116                                                                583,583.928*    69.45%
    IBT As Ttee of Valley Vintners Inc Wholesale Wine Division Retirement Income Plan,
    200 Clarendon St FL 14, Boston MA 02116                                                                 49,850.299      5.93%

    Class A
 ** MLPF&S For The Sole Benefit of its Customers Attn Fund Admn,
    4800 Deer Lake Dr E FL 3, Jasonville FL 32246                                                            6,273,210     18.55%
 ** Citigroup Global Markets, Inc. Attn Cindy Tempesta
    7th FL, 333 West 34th St, New York NY 10001-2483                                                         1,785,957      5.28%

    Class B
 ** MLPF&S For The Sole Benefit of its Customers Attn Fund Admn,
    4800 Deer Lake Dr E FL 3, Jasonville FL 32246                                                              862,966      9.44%

    Class C
 ** MLPF&S For The Sole Benefit of its Customers Attn Fund Admn,
    4800 Deer Lake Dr E FL 3, Jasonville FL 32246                                                            5,767,478     19.30%
 ** Citigroup Global Markets, Inc. Attn Cindy Tempesta 7th FL,
    333 West 34th St, New York NY 10001-2483                                                                 1,530,618      5.12%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO Customers,
    101 Montgomery St, San Francisco CA 94104                                                                1,736,203     20.04%

    All Asset All Authority Fund
    ----------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                            1,416,334.356*    28.00%
    Wake Forest University, Attn: Louis Morrell P.O. Box 7354, Winston Salem NC  27109-7354              1,187,477.335     23.48%
    UBS Financial Services Inc. FBO KFFP V LP, 259 University Ave. Palo Alto CA 94301-1714                 747,676.061     14.78%
    The Brent R. Harris and Elizabeth E. Harris, c/o PIMCO,
    840 Newport Center Drive, Newport Beach CA 92660                                                       256,895.886      5.08%

    California Intermediate Municipal Bond Fund
    -------------------------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                            2,168,587.804*    31.19%
    James F Muzzy & Pamela B Muzzy, c/o PIMCO,
    840 Newport Center Drive, Newport Beach CA 92660                                                       689,999.196     9.93%

                                       80


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
 ** Bear Stearns Securities Corp, FBO 709-93130-12, 1 Metrotech Ctr N, Brooklyn NY 11201                   479,226.536      6.89%
 ** National Investor Services FBO 097-50000-19, 55 Water St., 32nd FL, New York NY 10041-0028             409,159.423      5.89%
    William C Powers, c/o PIMCO, 840 Newport Center Drive, Newport Beach CA 92660                          399,983.151      5.75%
    Leo B and Florence Helzel Living Trust, 5550 Redwood Rd, Oakland CA 94619                              385,368.594      5.54%
    John S L Loftus And Loreen Loftus, c/o PIMCO, 840 Newport Center Drive, Newport Beach CA 92660         347,706.878      5.00%

    Administrative Class
 ** Bear Stearns Securities Corp, FBO 709-93850-10, 1 Metrotech Ctr N, Brooklyn NY 11201                   124,805.789*    61.43%
    Daniel L Dworsky & Assoc Inc., A/C FBO Wells Fargo, 1901 Avenue of the Stars STE 175,
    Los Angeles CA 90067                                                                                    31,188.062     15.35%
 ** Bear Stearns Securities Corp, FBO 709-93154-13, 1 Metrotech Ctr N, Brooklyn NY 11201                    12,481.203      6.14%
 ** Bear Stearns Securities Corp, FBO 709-93528-12, 1 Metrotech Ctr N, Brooklyn NY 11201                    12,450.507      6.13%
 ** Bear Stearns Securities Corp, FBO 709-93191-18, 1 Metrotech Ctr N, Brooklyn NY 11201                    11,399.125      5.61%

    Class A
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta,
    7th Floor, 333 West 34th St, New York, NY 10001                                                            451,631     10.22%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              408,650      9.25%
 ** Wells Fargo Investment LLC, 608 Second Avenue South 8th FL, Minneapolis, MN 55402                          233,398      5.28%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                  253,640*    61.74%
 ** Wells Fargo Bank MN NA FBO Sharpsteen, Patricia S., PO Box 1533, Minneapolis MN 55480                      150,000*    36.51%

    California Municipal Bond Fund
    ------------------------------
    Institutional Class
    James F Muzzy & Pamela B Muzzy, c/o PIMCO, 840 Newport Center Drive, Newport Beach CA 92660            577,620.821*    55.30%
    Chris and Sheri Dialynas Family Living Trust, c/o PIMCO, 840 Newport Center Drive,
    Newport Beach CA 92660                                                                                 155,976.438     15.38%
    Ian & Helen Smith Revocable Trust, 840 Newport Center Drive, Newport Beach CA 92660                    144,325.525     13.82%
    Brian Stern/Debbi Stern JT Wros, 840 Newport Center Drive, Newport Beach CA 92660                       69,381.839      6.64%
    Jason Solomon Stern Revocable TR, Attn Jason Stern, 1 Inverness Ln., Newport Beach CA 92660             61,646.461      5.90%

    Administrative Class
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr Suite 100,
    Newport Beach CA 92660                                                                                   1,045.795*    00.00%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               45,849     10.41%
    Dain Rauscher Inc FBO Leroy H. Huemoeller & Lois I Huemoeller
    Co-TTEEs Leroy & Lois Huemoeller Lvg Trust,                                                                 27,418      6.23%
                                       81


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
 ** UBS Financial Services Inc. FBO D.S. Dalis & J.I. Dalis Ttees DTD 11-18-94 P.O. Box 8493
    Newport Beach  CA 92658                                                                                     25,624      5.82%

    Class D
 ** Ameritrade Inc. FBO 8600075301 P.O. Box 2226  Omaha NE  68103-2226                                           7,772*    72.92%
 ** Ameritrade Inc. FBO 2400801321 P.O. Box 2226  Omaha NE  68103-2226                                           1,892     17.75%
 ** National Investor Services FBO it's Customers, 55 Water Street, 32nd Floor, New York, NY 10041                 995      9.33%

    CommodityRealReturn Strategy Fund
    ---------------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               31,151,579     22.98%
 ** All Asset Portfolio Attn Shareholder Services, 840 Newport Center Drive, Newport Beach CA 92660         25,814,863     19.05%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       9,430,624      6.96%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           10,606,992     14.23%
 ** Citigroup Global Markets, Inc. Attn Cindy Tempesta 7th FL, 333 West 34th St,
    New York NY 0001-2483                                                                                    7,064,235      9.48%

    Class B
 ** Citigroup Global Markets, Inc. Attn Cindy Tempesta 7th FL, 333 West 34th St,
    New York NY 0001-2483                                                                                    1,386,635     10.71%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           10,778,530     19.66%
 ** Citigroup Global Markets, Inc. Attn Cindy Tempesta 7th FL, 333 West 34th St,
    New York NY 0001-2483                                                                                    9,941,521     18.13%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust, 101 Montgomery St,
    San Francisco CA 94104                                                                                  18,486,388*    42.94%
 ** National Investor Services, 55 Water Street, 32nd Floor, New York  NY 10041-3299                         2,283,028      5.30%

    Convertible Fund
    ----------------
    Institutional Class

 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust, 101 Montgomery St,
    San Francisco CA 94104                                                                                 356,044.246*    28.78%
    Bank of New York For Shell Point Village, Attn Randy Deen, 10161 Centurion Pkwy,
    Jacksonville FL 32256-0530                                                                             126,269.332     10.21%
    Northern Trust Co. as Trustee FBO  UBS Financial Services Inc. Master Invest
    P.O. Box 92994 Chicago IL  60675                                                                       116,459.670      9.41%
 ** All Asset Portfolio Attn Shareholder Services, 840 Newport Center Drive, Newport Beach CA 92660        111,639.689      9.03%
    Northern Trust Custodian Lifeway Christian Resources Master Retirement Fund PO Box 92956
    Chicago IL 60675                                                                                       108,414.965      8.76%
                                       82


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Administrative Class
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Drive Suite 100,
    Newport Beach CA 92660                                                                                     845.373*   100.00%

    Diversified Income Class
    ------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                           26,826,783.864*    37.97%
    The Nature Conservancy Attn: Director of Investments 4245 Fairfax Dr, Arlington VA 22203-1637        4,884,751.813      6.91%
 ** Post & Co. A/C 118246 C/O The Bank of New York Mutual Funds 6th Flr.
    P.O. Box 1066 Wall St. Station New York NY 10268                                                     3,623,928.728      5.13%
 ** Trust Company of Illinois Attn Doug G Eyles 45 S Park Blvd, Glen Ellyn IL 60137-6280                 3,574,971.252      5.06%

    Class A
 ** Pershing LLC, P.O. Box 2052, Jersey City, NJ 07030-9998                                                    189,725      8.00%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               89,015     14.66%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              251,618     10.30%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust, 101 Montgomery St,
    San Francisco CA 94104                                                                                   1,067,291*    69.74%

    Emerging Markets Bond Fund
    --------------------------
    Institutional Class
 ** All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive,
    Newport Beach, CA 92660                                                                             22,847,148.956*    27.30%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                           14,109,875.907     16.86%
 ** Bost & Co., Attn: Mutual Fund OPS-TC, P.O. Box 3198, Pittsburgh, PA 15230                                9,751,172     11.65%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         946,497*    64.90%
 ** National Investors Services FBO 55 Water Street, 32nd floor, New York NY 10041-0028                        119,331      8.18%
    Robert W. Baird & Co. Inc. A/C 1372-6873, 777 E Wisconsin Ave. Milwaukee WI  53202-5300                     85,680      5.87%
                                       83


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            1,981,260      9.67%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor, 333 West 34th Street,
    New York, NY 10001                                                                                       1,052,131      5.14%

    Class B
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                      837,474     13.56%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              517,818      8.38%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            1,805,115     15.66%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor, 333 West 34th Street,
    New York, NY 10001                                                                                       1,787,845     15.51%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                      639,427      5.55%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                7,635,495*    54.71%

    European Convertible Fund
    -------------------------
    Institutional Class
 ** All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive,
    Newport Beach, CA 92660                                                                                  6,352,669*    84.29%
 ** FTC & Co. DataLynx House Account, P.O.  Box 173736 Denver CO 80217-3736                                  1,026,487     13.62%

    European StocksPLUS TR Strategy
    -------------------------------
    Institutional Class
 ** All Asset All Authority Fund Portfolio Attn Shareholder Services, 840 Newport Center Drive,
    Newport Beach CA 92660                                                                                     462,159*    60.37%
    Allianz Dresdner Asset Management of America L.P. , 888 San Clemente Dr STE 100,
    Newport Beach CA 92660-6367                                                                                303,438*    39.63%

    Far East StocksPLUS TR Strategy
    -------------------------------
    Institutional Class
    Allianz Dresdner Asset Management of America L.P. , 888 San Clemente Dr.,
    Newport Beach CA 92660-6367                                                                            300,138.229*    95.75%

    Foreign Bond Fund (Unhedged)
    ----------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                2,605,847*    65.99%
 ** All Asset Portfolio Attn Shareholder Services, 840 Newport Center Drive,
    Newport Beach CA 92660-6322                                                                                510,287     12.92%
                                       84


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Well Fargo Bank NA FBO Stoel Rivers LLP 008125 P.O. Box 1533 Minneapolis MN 55479-0001                     446,724     11.31%
    Allianz Dresdner Asset Management of America L.P. 888 San Clemente Dr.,
    Newport Beach CA 92660-6367                                                                                199,421      5.05%

    Class D
    NFSC FEBO # U19-530484 USB FBO Edward R. Hall Share A. TR/MTL F, 97334875,
    P.O. Box 1787 Milwaukee WI 53201                                                                            84,744*    40.30%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                   72,325*    34.39%
    NFSC FEBO # 614-732257 June Sidman 20 Hastings Lndg. Hastings Hdsn. NY 10706                                29,499     14.03%
 ** Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 10281                                      19,724      9.38%

    Foreign Bond Fund (U.S. Dollar-Hedged)
    --------------------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               31,755,540*    37.58%
 ** NFS for Exclusive Benefit  of Our Customer, 200 Liberty St, New York NY 10281-1003                       9,986,988     11.82%
 ** LPL FBO LPL Customers Attn Mutual Fund Operations PO Box 509046, San Diego CA 92150-9046                 9,546,936     11.30%
    Lumina Foundation For Education Inc., Attn Nathan Fischer PO Box 1806,
    Indianapolis IN 46206-1806                                                                               4,438,353      5.25%

    Administrative Class
 ** Manufacturers Life Ins Co (USA), Attn: Laura Ross , 200 Bloor Street East,
    Toronto, ON Canada M4W 1E5                                                                               1,224,942*    32.93%
 ** NFS for Exclusive Benefit  of Our Customer, 200 Liberty St, New York NY 10281-1003                         750,994     20.19%
 ** Hubco, Regions Financial Corp, Attn: Trust Ops, 14th Floor, P.O. Box 830688,
    Birmingham, AL 35283                                                                                       455,029     12.23%
 ** IMS & Co. for Exclusive Benefit of our Customers P.O. Box 3865 Englewood CO 80155-3865                     248,648      6.68%
 ** NATC & Co. Attn: Allissa Senner, 10881 Lowell Ave. Ste. 100 Overland Park KS  66210-1666                   244,931      6.58%

    Class A
 ** Prudential Securities Inc., Special Custody Account FBO Plan Participants,
    1 New York Plaza 8th Floor, New York NY 10292                                                            2,260,613      8.98%

    Class B
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                      508,595     10.51%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              292,207      6.04%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor, 333 West 34th Street,
    New York, NY 10001                                                                                         256,885      5.31%

    Class C
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor, 333 West 34th Street,
    New York, NY 10001                                                                                         984,286      9.47%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              573,494      5.52%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                      548,628      5.28%
                                       85


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               11,091,816*    62.12%

    Class R
 ** Union Bank TR Nominee FBO Sonberk PSP - S. Frankel Trust A/C# 6722028004
    P.O. Box 85454   San Diego CA  92186                                                                         3,933*    49.98%
    NFSC FEBO  # BGD-021202   NFS/FMTC Rollover IRA FBO Thomas C. Cassilly
    5158 Remington Drive Brentwood TN 37027                                                                      2,819*    35.82%
 ** NFSC FEBO  # WS5-017256   NFS/FMTC Rollover IRA FBO Connie M. Hoeffner
    1208 Fieldhurst Dr. Ballwin MO 63011                                                                           790     10.05%

    Global Bond Fund (Unhedged)
    ---------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               23,343,429*    28.07%
    Blue Cross Blue Shield of Mass - Managed Care Landmark Center Treasury,
    401 Park Dr, Boston MA 02215                                                                            11,306,694     13.60%
    Blue Cross Blue Shield of Mass Inc Indemnity Landmark Center Treasury,
    401 Park Dr, Boston MA 02215                                                                             8,337,611     10.03%
    Regents of the University of Minnesota, 1300 S 2nd St Rm 205D, Minneapolis MN 55454                      4,835,797      5.81%
    Tufts Associated Health Maintenance Organization Inc, 333 Wyman Street, Waltham, MA 02451                4,646,006      5.59%
    NFS for Exclusive Benefit  of Our Customer, 200 Liberty St, New York NY 10281-1003                       4,296,442      5.17%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10284-1003                       3,128,414*    72.24%
 ** Fidelity Management Trust Co as Trustee for Stevedoring Services of America,
    82 Devonshire St. #Z1M, Boston MA 02109                                                                  1,130,516*    26.10%

    Global Bond Fund (U.S. Dollar-Hedged)
    -------------------------------------
    Institutional Class
    State Street Bank & Trust as TTEE for Goldman Sachs 401k Plan, 105 Rosemont Rd,
    Westwood, MA 02090                                                                                       4,554,925*    40.57%
 ** Mac & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230                                       1,304,466     11.62%
    Citigroup Private Bank FBO Weil Gotshal & Mangespartners Pension,
    120 Broadway 2nd Fl/Zone 2, New York NY 10271                                                            1,119,482      9.97%
    Mac & Co, (GMP Employers Retiree Trust) Mutual Fund Operations, PO Box 3198,
    Pittsburgh PA 15230                                                                                        902,618      8.04%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         834,510      7.43%

    Administrative Class
    Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr.,
    Newport Beach CA 92660-6367                                                                                  1,027*   100.00%

    Class A
    Memphis Light, Gas & Water Division Post Retirement Benefits Trust Fund,
    220 South Main Street, Memphis, TN 38103                                                                   357,006     11.88%
    Charles Lee TTEE, Herbert Trust FBO, 367 Administration Bldg, The University of Memphis,
    Memphis TN 38152-3370                                                                                      228,452      7.60%
                                       86


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              221,914      7.39%

    Class B
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                    99,467      8.84%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               86,726      7.70%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              225,550     11.63%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   135,955      7.01%

    GNMA Fund
    ---------
    Institutional Class
    All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive,
    Newport Beach, CA 92660                                                                                 14,746,981*    83.13%

    Class A
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    1,247,675     18.06%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              362,451      5.25%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              378,261      8.22%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              448,244      8.90%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   439,615      8.73%

    Class D
 ** Wells Fargo Bank MN, NA FBO Wallace, PO Box 1533 Minneapolis MN 55480                                       97,246     12.11%
 ** National Investor Services FBO, 55 Water Street, 32nd Floor, New York NY 10041-3299                         41,324      5.14%

    High Yield Fund
    ---------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               70,577,453     23.06%
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      19,880,361      6.50%
 ** Mac & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230                                      18,594,785      6.08%
                                       87


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Administrative Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      51,678,643*    75.14%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           14,103,294     11.80%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    6,053,699      5.06%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           12,803,656     17.11%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    6,388,131      8.54%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 6,197,221      8.28%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           18,197,375     16.66%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                10,824,967      9.91%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               28,327,218*    66.54%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 4,136,863      9.72%

    Class R
    Reliance Trust Co. Cust. FBO Ctr. Holdings Ctr. 401K Plan P.O. Box 48529 Atlanta GA  30362-1529             87,199*    27.96%
    Circle Trust Co Cust for Gold Banc Corp Inc Employees 401K Plan, Metro Center,
    One Station Place, Stamford CT 06902                                                                        64,811     20.78%
    American United Insurance Group Retirement Annuity P.O Box 368 Indianapolis IN  46206-0368                  60,556     19.42%
    Legg Mason Wood Walker Inc. 309-07129-14   P.O. Box 1476    Baltimore, MD 21202                             24,421      7.83%
    Capital Bank & Trust Co. Ttee FBO Vanadium Enterprises Corp. 8515 E. Orchard Rd. 2T2,
    Greenwood Village CO  80111                                                                                 19,855      6.37%
    State Street Bank and Trust Co. FBO National Sand Stone and Gravel Association
    801 Pennsylvania Ave. Kansas City KS  64105                                                                 19,237      6.17%

    International StocksPLUS TR Strategy Fund
    -----------------------------------------
    Institutional Class
 ** All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive,
    Newport Beach, CA 92660                                                                                 16,625,332*    99.09%

    Class A
    John Carlisle Adams and Cheryl Ann Adams JTWROS, 3109 Wesley Chapel Stouts Rd.,
    Indian Trial NC 28079-5277                                                                                  12,757     12.34%
 ** Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 10281                                       6,793      6.57%
                                       88


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246                3,280     11.13%
    LPL Financial Services A/C 4814-3105  9785 Towne Centre Drive San Diego CA 92121-1968                        1,823      6.19%
    BSDT Cust Rollover IRA FBO Mark J. Florczak 310 Shpopshire Drive West Chester PA 19382-0000                  1,502      5.10%

    Class D
    NFSC FEBO 114-040169 FMT Co. Cust. IRA FBO Diane E. Lewis 10213 Rue Cannes San Diego CA 92131                3,462*    28.45%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                    1,994     16.39%
    NFSC FEBO Z15-057436 Nancy W. Murphy 24 Watson Dr., West Simsbury CT 06092                                   1,926     15.83%
    NFSC FEBO X54-113930  Cooper CMC Partners, A Partnership,
    3974 San Augustine Way San Diego CA 92130                                                                    1,425     11.71%
    NFSC FEBO X41-049433 P. Wayne Moore Ana Moore 3 Buckingham Ln. West Hartford CT 06117                        1,385     11.38%
    NFSC FEBO 104-400920  FMT Co. Cust. IRA FBO Daren P. Hull,
    630 Raymond Ave. Apt. #4 Santa Monica CA 90405                                                                 744      6.11%

    Investment Grade Corporate Bond Fund
    ------------------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                1,966,531*    68.29%
    Transco & Co Attn: EACCTS, P.O. Box 523  Belleville IL 62222-0523                                          244,608      8.49%
    US Trust Company NA FBO Rede & Co. Attn: Beverly Johnson 4380 SW Macadam Ave.
    Ste. 450 Portland OR. 97239-6407                                                                           191,287      6.64%

    Japanese StocksPLUS TR Strategy Fund
    ------------------------------------
    Institutional Class
 ** All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive,
    Newport Beach, CA 92660                                                                                 16,625,332*    99.09%

    Long-Term US Government Fund
    ----------------------------
    Institutional Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       7,544,662*    26.21%
    Mea-Messa-Mea Financial Services Staff Retirement Plan 1216 Kendale Blvd.
    East Lansing MI 48823-2008                                                                               4,191,954     14.56%
    Wendel & Co. A/C 767978 C/O The Bank of New York Mutual Funds/6th Flr P.O. Box 1066
    Wall Street Station New York 10268                                                                       3,879,515     13.48%
    Northern Trust Company FBO Allianz DC Plan - Master Trust, PO Box 92977, Chicago IL 60675-2994           3,138,954     10.91%
    Chase Manhattan Bank TTEE Avon Products Inc. & Subsidiaries, 4 Metrotech Ctr 7th Fl/E.,
    Brooklyn NY 11245                                                                                        2,851,317      9.91%
    Svg. Prgm. For EE of Certain Emplrat U.S. Dept. of Energy Fac-Oakridge TN
    105 Rosemont Rd. Westwood MA  02090                                                                      1,751,118      6.08%
 ** Mac & Co., Mutual Fund OPS-TC, P.O. Box 3198, Pittsburgh PA 15230-3198                                   1,581,979      5.50%
                                       89


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Administrative Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       8,743,600*    75.02%
    WTC TTEE FBO Key Corp 401k Savings Plan c/o Mutual Funds, P.O. Box 8880, Wilmington, DE 19899            1,587,681     13.62%
    State Street Bank & Trust Co TTEE FBO Southern California Edison Stock Savings Plus Plan,
    PO Box 351, Boston MA 02101                                                                                826,574      7.09%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              749,600      6.34%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              963,015     15.08%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   672,844     10.54%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                      369,637      5.79%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              863,296     21.55%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   296,816      7.41%

    Low Duration Fund
    -----------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                              136,612,892     14.34%
 ** MLTC of America FBO Dupont Savings & Investment Plan, 300 Davidson Ave, Somerset NJ 08873               59,614,321      6.26%

    Administrative Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      24,162,177*    58.70%
 ** ISTCO for PH&H Partnership P.O. Box 523 Bellevilee IL  62222-0523                                        2,245,512      5.46%
    Union Bank TR Nominee FBO Select Benefit Omnibus A/C P.O. Box 85484 San Diego CA 92186-5484              2,061,888      5.01%

    Class A
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                   34,666,064     17.20%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           19,711,426      9.78%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           10,630,495     20.02%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    4,467,766      8.41%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 3,440,513      6.48%
                                       90


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           30,092,663*    26.40%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 7,334,076      6.43%
    Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    5,703,053      5.00%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               39,866,078*    62.50%

    Class R
    Security Trust Company Cust FBO Goods Store Inc PSP Plan, 2390 East Camelback Rd
    STE 24, Phoenix AZ 85016                                                                                    84,827*    38.78%
    State Street Bank and Trust Co. Ttee For National Sand Stone and Gravel Acos.,
    Kansas City KS  64105-1307                                                                                  35,830     16.38%

    Low Duration Fund II
    --------------------
    Institutional Class
 ** Mac & Co., Mutual Fund OPS-TC, P.O. Box 3198, Pittsburgh PA 15230-3198                                   5,514,613      8.43%
    Marshall & Ilsley Trust Co FBO SRP Nuc Decomm TR C/O Marshall & Ilsley Trust Co,
    1000 N Water St, Milwaukee WI 53202                                                                      5,445,264      8.32%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                5,209,375      7.96%
    Montefiore Medical Center, 111 E210th St, Brox NY 10467-2490                                             4,875,132      7.45%
    Trulin and Co. c/o JPMorgan Chase Bank, P.O. Box 31412, Rochester NY 14603-1412                          4,739,462      7.24%
    Trustees of Phillips Academy Attn: Elliot Hacker 180 Main St. Andover MA  01810-4161                     3,952,698      6.04%
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       3,473,423      5.31%

    Administrative Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         114,278*    91.06%
 ** Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 10281                                       9,937      7.92%

    Low Duration Fund III
    ---------------------
    Institutional Class
    Sisters of St Joseph, 3427 Gull Rd, PO Box 13, Nazareth MI 49074                                         2,656,564*    25.74%
    Northern TR Co Cust FBO St Mary's, PO Box 92956, Chicago IL 60675                                        1,567,238     15.18%
 ** Wendel & Co. A/C 767978 C/O The Bank of New York Mutual Funds 6th Flr
    P.O. Box 1066 Wall  Street Station New York 10268                                                          998,332      9.67%
 ** EarthJustice Attn: Bruce Neighbor 426 17th St. FL 6, Oakland CA  94612-2807                                523,415      5.07%

    Administrative Class
    Pacific Investment Management Company, 888 San Clemente Dr, Newport Beach, CA 92660                          1,287*    90.24%
 ** National Investors Services Corp for Exclusive Benefit of our Customers,
    55 Water St 32nd Fl, New York NY 10041                                                                         139      9.76%
                                       91


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Moderate Duration Fund
    ----------------------
    Institutional Class
    The Northern Trust Co as TTEE FBO Accenture PS and 401K Trust Plan - DV,
    PO Box 92977, Chicago IL 60675                                                                          10,209,899      6.29%
    Comerica Bank FBO Pipefitters, 597 Pension, P.O. Box 75000, Detroit, MI 48275                            8,346,648      5.14%

    Money Market Fund
    -----------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               41,052,210     24.74%
    Northern Trust Custodian FBO Saint John's Hospital and Health Center Foundation acct,
    PO Box 92956, Chicago IL 60675                                                                          22,586,200     13.61%
    Wells Fargo Bank MN FBO Marin Community Fdn, PO Box 1533, Minneapolis MN 55480                          15,590,942      9.40%
    First Union National Bank FBO NDTA Taxable 123 S Broad St. # PA4903 Philadelphia PA  19109-1029          9,723,504      5.86%
    Digital Domain Inc Attn: Yvette Macaluso, 300 Rose Ave., Venice CA 90291-2628                            8,594,130      5.18%

    Administrative Class
    FTC & Co a/c 00597 Datalynx P.O. Box 173736 Denver CO  80217-3736                                        3,819,848*    44.38%
    Security Trust FBO Cooperative of Puget Sound 403B Group Custodian Account,
    2390 E Camelback Rd Suite 240, Phoenix AZ 85016                                                          2,796,861*    32.49%
    Millennium Trust Company LLC Custodian Funds 965 820 Joric Blvd. Ste 420 Oak Brook IL  60523-2284        1,089,718     12.66%

    Class B
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                   11,420,504     13.87%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 8,279,704     10.05%

    Class C
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                16,695,561     13.59%

    Municipal Bond Fund
    -------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                2,801,160     24.66%
    BYRA & Co c/o Wachovia Bank Attn Wachovi Bank, 123 S Broad St # 4903,
    Philadelphia PA 19109-1029                                                                               2,141,237     18.85%
    Northern Trust Co as Trustee FBO Alsam Trust - LS Skaggs, P.O. Box 92956, Chicago, IL 60675              1,129,975      9.95%
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         647,387      5.70%
    Northern TR Co as TTEE FBO Colombia Energy Group Non-Union Veba Trust #22-09570,
    P.O. Box 92956, Chicago, IL 60675                                                                          628,505      5.53%
    Northern TR Co as TTEE FBO Colombia Energy Group Non-Union Veba Trust #22-09571,
    P.O. Box 92956, Chicago, IL 60675                                                                          587,187      5.17%
                                       92


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Administrative Class
 ** NFS for Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       1,433,083*    71.55%
 ** PFPC Wrap Services FBO Morningstar MP Clients Attn: Scott Levin 760 Moore Rd.
    Kng of Prussia PA  19406-1212                                                                              447,543     22.34%
 ** Darhap & Co Attn: Support Services 515 Frankin St. Michigan City IN 46360-3328                             104,886      5.24%

    Class A
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   510,736      9.37%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              352,680      6.47%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              925,280     21.27%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   387,783      8.91%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            1,370,498     18.34%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   569,069      7.62%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                  970,062*    43.05%

    New York Municipal Bond Fund
    ----------------------------
    Institutional Class
    Lazard Freres and Co LLC, 30 Rockefeller Plz Fl 60, New York NY 10112                                       34,423*    37.74%
 ** BALSA & Co C/O Chase Manhattan Bank, 16 HCB 040, PO Box 2558, Houston TX 77252                              32,528*    35.66%
 ** National Investor Services, 55 Water Street, 32nd FL, New York NY 10041-0028                                18,649     20.45%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               78,921      5.66%

    Class D
 ** National Investors Services Corp for Benefit of our Customers,
    55 Water St 32nd Fl, New York NY 10041                                                                      76,515*    25.65%
 ** U.S. Clearing Corp. FBO 097-00100-13 26 Broadway New York NY 10004-1798                                     18,661      6.26%
                                       93


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    RealEstateRealReturn Strategy Fund
    ----------------------------------
    Institutional Class
 ** All Asset Portfolio Attn Shareholder Services, 840 Newport Center Drive,
    Newport Beach CA 92660                                                                                  32,365,102*    91.66%

    Class C
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                       46,944      7.08%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               39,281      5.93%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                   26,035*    28.23%
    NFSC FEBO # 110-750166 FMT Co. Cust. IRA FBO James H. Norton Jr.
    150 Strawberry Hill Rd. Concord MA 01742                                                                     8,666      9.40%
    NFSC FEBO  # Z43-311987 Robert L. Pope Ttee U/A 01/17/2003 7207 Surfbird Cir. Carlsbad CA 92009              5,367      5.82%
    U.S. Clearing Corp. FBO 097-00100-13 26 Broadway New York NY 10004-1798                                      4,810      5.21%

    Real Return Fund
    ----------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               91,138,075*    29.12%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      49,261,819     15.74%
 ** All Asset Portfolio, 840 Newport Center Drive, Newport Beach CA 92660                                   21,487,313      6.87%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      40,618,060*    49.26%
 ** Manufacturers Life Ins Co (USA), Attn: Laura Ross , 200 Bloor St East,
    Toronto, Ontario, Canada M4W 1E5                                                                        27,763,963*    33.67%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           33,837,995     14.58%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           19,419,246     17.58%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    9,352,695      8.47%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 6,140,619      5.56%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3,
    Jacksonville FL 32246                                                                                   44,617,974     24.54%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                17,788,697      9.78%
                                       94


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               42,208,404*    52.23%

    Class R
    ABN AMRO Trust Svcs Co, Lowes Cineplex 401K, 161 N Clark St 10RTR, Chicago IL 60601                        202,635     16.65%
    UMB Bank N/A Fiduciary For Tax Deferred A/C's 1 Security Benefit Place, Topeka KS 66636-0001               178,573     14.67%
    State Street Bank & Trust as Ttee FBO Carvill America Inc. 401k PSP One Selleck St.
    Norwalk CT  06855                                                                                           65,902      5.41%

    Real Return Fund II
    -------------------
    Institutional Class
    Reliance Trust Co FBO Clayton County , PO Box 48449, Atlanta GA 30362-1449                               3,953,353*    72.61%
    Wabank & Co., PO Box 648, Waukesha WI 53187-0648                                                           516,999      9.50%
    American Institute of Physics Attn: Richard Baccante 1 Physics Ellipse
    College Park MD 20740-3842                                                                                 515,479      9.47%

    Real Return Asset Fund
    ----------------------
    Institutional Class
 ** All Asset Portfolio, 840 Newport Center Drive, Newport Beach CA 92660                                   23,836,450*    82.69%

    Short-Duration Municipal Income Fund
    ------------------------------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                3,475,940*    34.96%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       1,581,917     15.91%
    Montrose Chemical Corporation of California (Operating Acct)
    600 Erickson Ave NE #380, Bainbridge Island WA 98110                                                       785,855      7.90%
    William S and Nancy E Thompson Revocable Trust, C/O PIMCO,
    840 Newport Center Drive, Newport Beach CA 92660                                                           774,187      7.79%
 ** LPL FBO LPL Customers Attn Mutual Fund Operations, PO Box 509046, San Diego CA 92150-9046                  651,418      6.55%
 ** Merrill Lynch Pierce Fenner & Smith Inc FBO its Customers,
    4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246                                               506,357      5.09%

    Administrative Class
    First Clearing, LLC A/C 5089-3197 Barbara A Leidner 32 Hampshire Ln.
    Boynton Beach FL 33436-7414                                                                                 24,610*    96.13%

    Class A
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 1,852,851      7.72%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            1,565,945     22.97%
                                       95


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   519,563      7.62%

    Class D
    NFSC FEBO Skywest Inc Attn: Mike Kraupp 444 S River Rd St George UT 84790                                2,156,853*    62.40%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                  956,622*    27.68%

    Short-Term Fund
    ---------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               38,850,883     13.68%
    Jefferies & Company Inc. Attn: Mark Sahler Harborside Financial Center Plaza 3
    Suite 705 Jersey City NJ 07311                                                                          18,285,915      6.44%
    National City Bank FBO: National Collegiate Athletic Association 20/28M044005
    P.O. Box 94984 Cleveland OH  44101                                                                      17,203,977      6.06%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      35,587,783*    95.70%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            7,940,123     10.84%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              866,918     21.32%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                   280,762      6.91%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           10,412,185*    28.63%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                               15,437,612*    68.93%

    Class R
    MCB Trust Services Cust. FBO Massie Technology, Inc. 401K 700 17th Street
    Suite 300 Denver CO 80202                                                                                   24,227*    48.94%
    MCB Trust Services Cust. FBO Judy Diamond Associates, Inc. 401K 700 17th Street
    Suite 300 Denver CO 80202                                                                                   10,412     21.03%
    Curtis Roush Ttee Bluard Muze Inc. PSP 401K PS 520 Washington Blvd. #699
    Marina del Rey 90292-5421                                                                                    3,572      7.21%
    Circle Trust Company Cust FBO Intermodal Sales Corp 401K Plan, Metro Center
    One Station Place Stamford Ct 06902                                                                          3,054      6.17%
    Eric H. Kobren Ttee Kobren Insight Group Profit Sharing & 401(K) Plan
    20 Williams St. Wellesley MA  02481                                                                          2,500      5.05%
                                       96


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    StocksPLUS Fund
    ---------------
    Institutional Class
 ** All Asset Portfolio Attn Shareholder Services 840 Newport Center Dr.,
    Newport Beach CA 92660-6322                                                                             35,456,768*    37.36%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                6,935,519      7.31%
    Regents of the University of Minnesota Attn: Chris Suedbeck 2221 University Ave. SE
    Ste. 145 Minneapolis MN  55414                                                                           5,679,327      5.98%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                      45,436,563*    85.84%
    The Colorado County Officials and EE Ret Assoc, 4949 S Syracuse St Suite 400, Denver Co 80237            7,040,422     13.30%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            2,619,975     18.94%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            2,034,991     14.31%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                    1,094,516      7.70%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246            1,437,524      9.03%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                 1,211,317      7.61%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                  427,027*    38.27%

    Class R
    Reliance Trust Co. Cust. FBO Special Tree Ltd. Employee Salary Savings & Retirement Plan,
    P.O. Box 48529, Atlanta GA 30362                                                                            19,515*    44.01%
    NFSC FEBO  # 251-082651   Kimberly Paulhamus Ttee, John M. Humphrey Ttee,
    P.O. Box 215, Williamsport PA 17703                                                                         10,670     24.06%
    Bisys Retirement Services FBO Bernal, Inc. 401k Plan, 700 17th Street Ste. 300, Denver CO 80202             10,612     23.93%
    MCB Trust Services Cust. FBO Brandywine Financial Services CORP 401k,
    700 17th STREET, Ste. 300 Denver CO 80202                                                                    2,976      6.71%

    StocksPLUS TR Short Strategy Fund
    ---------------------------------
    Institutional Class
    The Brent Harris and Elizabeth E Harris, C/O PIMCO, 840 Newport Center Dr.,
    Newport Beach CA 92660                                                                                     263,788*    74.56%
    PIMCO Partners Attn: Dick Weil, C/O PIMCO, 840 Newport Center Dr., Newport Beach CA 92660                   69,705     19.70%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                   20,318      5.74%
                                       97


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    StocksPLUS Total Return Fund
    ----------------------------
    Institutional Class
 ** All Asset Portfolio, 840 Newport Center Drive, Newport Beach CA 92660-6310                              14,737,244*    68.78%
    Mac & Co, A/C 965-N03 (GMP & Employers Retiree Trust) Mutual Fund Operations,
    PO Box 3198, Pittsburgh PA 15230                                                                         6,128,008*    28.60%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              557,344     20.91%
    Wachovia Securities, LLC FBO James A Krikman III, 4 Masar Rd Boonton NJ 07005-8900                         261,862      9.82%
 ** UBS Financial Services Inc. FBO Adventist Healthcare, Inc. Long-Term Segment
    1801 Research Blvd., Suite 400 Rockville MD 20850                                                          200,967      7.54%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246               71,648      7.15%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              333,606     19.06%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                   22,978*    46.20%
 ** NFSC FEBO  # Z85-051128 Rowe Family Trust, Michael Delano/Mary Dorothy,
    4305 W. 125th Ter. Leawood KS 66209                                                                          4,376      8.80%
 ** Pershing LLC, Attn : Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303-9998                                 2,797      5.63%

    Total Return Fund
    -----------------
    Institutional Class
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                              279,722,016      7.02%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                     256,551,607      6.44%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                     453,586,883*    30.34%
 ** Nikko Cordial Securities Inc Tokyo Dia Bldg No 5, Sinkawa 1-Chome 28-23,
    Chuo-Ku Tokyo Japan 104-8271                                                                           220,156,439     14.73%
 ** Manufacturers Life Ins Co (USA), US SRS Seg Funds/Accounting, 200 Bloor St East,
    Toronto ON, Canada M4W 1E5                                                                              82,078,084      5.49%

    Class A
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246          222,175,671*    27.96%
                                       98


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           39,775,669     19.56%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                14,135,822      6.95%
 ** Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6th Floor,
    Jersey City, NJ 07311                                                                                   15,318,006      7.53%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246           65,567,388*    25.96%
 ** Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7th Floor,
    333 West 34th Street, New York, NY 10001                                                                20,571,780      8.15%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                              101,998,776*    58.95%
 ** Citigroup Global Markets, Inc., 333 West 34th Street, New York, NY 10001                                 8,735,717      5.05%

    Class R
 ** American Express Trust Co FBO American Express, 996 AXP Financial Center, Minneapolis MN 55474             712,975     16.68%
    American United Insurance Co. Ttee Group Retirement Annuity P.O. Box Indianapolis IN 46206-0368            324,716      7.60%

    Total Return Fund II
    --------------------
    Institutional Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                  13,259,078.250      6.04%

    Administrative Class
    T Rowe Price Trust Co FBO Western Digital, PO Box 17215, Baltimore MD 21297                              3,030,043*    25.79%
    Structural Iron Workers Local 1 Annuity Plan - Investors Bank & Trust Trading Acct,
    7700 Industrial Dr, Forest Park IL 60130                                                                 2,327,501     19.81%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                       1,847,569     15.73%
    Celanese Americas Retirement Savings Plan, 86 Morris Ave., Summit NJ 07901-3915                          1,013,138      8.62%

    Total Return Fund III
    ---------------------
    Institutional Class
    The Roman Catholic Archbishop of Los Angeles - A Corp Sole,
    3424 Wilshire Blvd, Los Angeles CA 90010                                                                 9,608,092      6.68%
    Bon Secours Health Systems Inc Pension Master Trust, Director Treasury Services,
    1505 Marriottsville Rd, Marriottsvl, MD 21104                                                            8,652,800      6.02%
    William Beaumont Hospital Employees Retirement 401(k) Plan
    Attn: Joseph Bruni3601 W. Thirteen Mile Rd. Royal Oaks MI 48073                                          7,721,067      5.37%

    Administrative Class
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         437,371*    75.38%
    AST Trust Company as Trustee FBO Keller & Heckman, 2390 E Camelback Rd,
    Suite 240, Phoenix, AZ 85016                                                                                32,876      5.67%
                                       99


                                                                                                         Shares          Percentage
                                                                                                    Beneficially Owned    of Class
                                                                                                   -------------------   ----------
 ** Pershing LLC, Attn : Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303                                     30,536      5.26%
 ** DBTCO RS, Trust Operations, PO Box 747, Dubuge IA 52004                                                     30,304      5.22%

    Total Return Mortgage Fund
    --------------------------
    Institutional Class
 ** FOX & Co, PO Box 976, New York NY 10268                                                                  1,347,064*    44.70%
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                  790,146*    26.22%
 ** NFS For Exclusive Benefit of Our Customer, 200 Liberty St., New York NY 10281-1003                         183,397      6.09%
    National Bank of Dominica LTF Attn: Jans T. Leblanc Hillsborough Street
    Roseau Dominica West Indies                                                                                150,848      5.01%

    Administrative Class
    Apostles of the Sacred Heart of Jesus - Manor Attn Sister Anne D'alessio,
    265 Benham St, Hamden CT 06514                                                                             563,884*    46.34%
    Apostles of the Sacred Heart of Jesus Attn Sister Anne D'alessio,
    265 Benham St, Hamden CT 06514                                                                             343,135*    28.20%
    Istituto Delle Apostle Del Sacro Cuore, C/O Apostles of the Sacred Heart of Jesus,
    265 Benham St, Hamden CT 06514                                                                             251,411     20.66%

    Class A
    CNA Trust Corp TTEE FBO JRB Omnibus, P.O. Box 5024, Costa Mesa, CA 92628                                   393,198     14.12%
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              223,863      8.04%

    Class B
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              238,634     14.47%

    Class C
 ** MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville FL 32246              414,712     18.74%

    Class D
 ** Charles Schwab & Co Inc Special Custody Acct FBO our Cust,
    101 Montgomery St, San Francisco CA 94104                                                                5,801,806*    66.03%
                                      100

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

** Shares are believed to be held only as nominee.

                                       101

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and
Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed Money Market Fund and Total
Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Funds: Equity
Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)

     On January 17, 1997, the Global Income Fund, a former series of PIMCO
Advisors Funds, was reorganized as a series of the Trust, and was renamed the
Global Bond Fund (U.S. Dollar-Hedged). All information presented for this Fund prior to that date represents its operational history as a series of PIMCO
Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from September 30 to March 31.

Trademark Rights

     The CommodityRealReturn Strategy Fund has trade name and trademark rights to the designation "CommodityRealReturn Strategy." The RealEstateRealReturn
Strategy Fund has trade name and trademark rights to the designation
"RealEstateRealReturn Strategy." The European StocksPLUS TR Strategy, Far East
(Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy,
Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS TR Short Strategy and
StocksPLUS Total Return Funds have trade name and trademark rights to the designation "StocksPLUS."

Code of Ethics

     The Trust and PIMCO each have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.
Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania,
Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at
State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     Boston Financial Data Services - Midwest, 330 W. 9th Street, 5th Floor,
Kansas City, Missouri 64105 serves as transfer agent and dividend disbursing agent for the Institutional Class, Advisor Class, Administrative Class, Class J,
and Class K shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode
Island 02940-9688 serves as transfer agent and dividend disbursing agent for the
Class A, Class B, Class C, Class D and Class R shares of the Funds.

Independent Registered Public Accounting Firm
    PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as the independent registered public accounting firm for all Funds.
PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings. Prior to
November 1, 1995, Deloitte & Touche LLP served as independent accountants for the Money Market and Total Return II Funds. See "The Reorganization of the PIMCO
Money Market and Total Return II Funds" for additional information.

                                       102

Counsel
     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not
contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements
     Financial statements for the Trust as of March 31, 2004 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers
LLP thereon dated May 26, 2004, are incorporated by reference from the Trust's
2004 Annual Reports. A copy of the Reports delivered with this Statement of
Additional Information should be retained for future reference.
                                       103

PIMCO Funds Shareholders’ Guide

    for Class A, B, C and R Shares

June 28, 2004

This Guide relates to the mutual funds (each, a “Fund”) that are series of PIMCO Funds: Multi-Manager Series (the “MMS Trust”) and PIMCO Funds: Pacific Investment Management Series (the “PIMS Trust” and, together with the MMS Trust, the “Trusts”). Class A, B, C and R shares of the MMS Trust and the PIMS Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a “Retail Prospectus”). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PA Distributors LLC distributes the Funds’ shares. You can call PA Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcoadvisors.com.

How to Buy Shares

Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts’ principal underwriter, PA Distributors LLC (the “Distributor”) and through other firms which have dealer agreements with the Distributor (“participating brokers”) or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of PA Fund Management LLC (“PA Fund Management”), the investment adviser and administrator to the Funds that are series of the MMS Trust and a subsidiary of Allianz Dresdner Asset Management of America L.P. (“ADAM of America”). The Distributor is also an affiliate of Pacific Investment Management Company LLC (“Pacific Investment Management Company”), the investment adviser and administrator to the Funds that are series of the PIMS Trust, and also a subsidiary of ADAM of America. PA Fund Management and Pacific Investment Management Company are each referred to herein as an “Adviser.”

There are two ways to purchase Class A, Class B or Class C shares: either (i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an “account application”) with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class R shares may only be purchased in omnibus accounts by Covered Plans (as defined below under “Tax Qualified Retirement and Other Plans”) and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor, PA Fund Management or Pacific Investment Management Company, to utilize Class R shares in certain investment products or programs (each, a “Class R Eligible Plan”). Additionally, Class R shares are generally available only to accounts where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Class A, B, C and R shares of the NFJ Small-Cap Value Fund, Class B shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when these restrictions change.

Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the “asset based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with Pacific Investment Management Company, PA Fund Management or the Distributor, received by the Distributor or the relevant transfer agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Tax-Qualified Retirement and Other Plans” and “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $5,000, with a minimum additional investment of $100 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. The minimum initial investment for investments made through the wrap programs referred to in the previous sentence is $2,500. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

Investors who wish to invest in Class A, Class B, Class C or Class R shares of a Fund directly, rather than through a participating broker, may do so by opening a direct account. To open an account, an investor should complete the account application. All shareholders who open direct accounts will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker. Although Class R shares may be purchased by a plan administrator directly from the Trusts, retirement plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the retirement plan level. Plan participants may not purchase Class R shares from the Distributor.

Purchase by Mail

Investors who wish to invest directly may send a check payable to PA Distributors LLC, along with a completed application form to:

PA Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Subsequent Purchases of Shares

Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $100. All payments should be made payable to PA Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchase by Mail.”

Tax-Qualified Retirement and Other Plans

The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEPs). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

In this Guide, a “Covered Plan” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan and non-qualified deferred compensation plan. The term “Covered Plan” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SARSEP IRA or 403(b)(7) custodial account.

The minimum initial and minimum subsequent investment for all Covered Plans, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Retirement Account Minimums” below.

Note for Covered Plans. For Covered Plans invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, beginning March 31, 2004, any Covered Plan that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund will be subject to the minimum initial investment set forth in the table under “Retirement Account Minimums” below. The Distributor may adjust the date in the preceding sentence on a case by case basis if it deems such adjustment appropriate.

PIMCO Funds Auto-Invest

The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $2,500 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of PIMCO Funds Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments

Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

PIMCO Funds Auto-Exchange

The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $2,500 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of PIMCO Funds Auto-Exchange Plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

PIMCO Funds Fund Link

PIMCO Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

PA Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund’s administrator) will automatically be deducted from accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except that for Uniform Gift to Minors, IRA, Roth IRA, non-omnibus Covered Plan accounts, 403(b)(7) custodial accounts, SIMPLE IRAs, SEP IRAs, SARSEP IRAs, Auto-Invest and Auto-Exchange accounts, the fee will be deducted from Fund accounts with balances below $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder’s Fund accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, is at least $50,000. No fee will be charged on Covered Plans or Class R shares held through omnibus accounts, either. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PA Fund Management and/or, in the discretion of PA Fund Management, its affiliates.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the applicable Fund’s administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in PIMCO Funds exceeds $50,000.

Transfer on Death Registration

The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Retirement Account Information

Retirement Account Minimums

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
IRA	$2,500 per Fund	$50 per Fund
Roth IRA	$2,500 per Fund	$50 per Fund
SEP IRA established on or before March 31, 2004.	$50 per Fund/per participant	$50 per Fund/per participant
SEP IRA established after March 31, 2004.	$2,500 per Fund/per participant	$50 per Fund/per participant
SIMPLE IRA*	$50 per Fund/per participant	$50 per Fund/per participant
SARSEP IRA*	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account established on or before March 31, 2004.	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account established after March 31, 2004.	$2,500 per Fund/per participant	$50 per Fund/per participant
Covered Plans held through omnibus accounts—
Plan Level	$0	$0
Participant Level	$0	$0
Covered Plans held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004.	$50 per Fund	$50 per Fund
Covered Plans held through non-omnibus accounts (individual participant accounts) established after March 31, 2004.	$2,500 per Fund	$50 per Fund

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SARSEP IRA accounts are being accepted.

Alternative Purchase Arrangements

The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Advisor Class, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Advisor Class shares are offered primarily through broker-dealers and other intermediaries. Similar to Class R shares, Class D, Advisor Class, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Advisor Class, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. Certain Funds may, but currently do not, offer up to two additional classes of shares only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Advisor Class, Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries who sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares purchased on or before December 31, 2001 convert into Class A shares after the shares have been held for seven years. Class B shares purchased after December 31, 2001 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy, NACM Global, NACM Pacific Rim, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset Based Sales Charge Alternative—Class C Shares” below.

Class R. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares. Class R shares are available only to Class R Eligible Plans.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares in a single purchase or series of purchases is currently $99,999. Effective as of the close of business on June 30, 2004, the maximum purchase of Class B Shares in a single purchase or series of purchases will be $49,999. The maximum purchase of Class C shares in a single purchase or series of purchases is $999,999. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distributor and Distribution and Servicing Plans” below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with

(a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or

(b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account which

(a) has the value of at least $10,000 at the start of such year and

(b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, ADAM of America, PIMCO Advisors Fund Management or Pacific Investment Management Company;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(b) involuntary redemptions caused by operation of law;

(c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(d) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover (i) an individual holding in a fiduciary capacity or as a nominee or agent or (ii) a legal entity which is other than an individual or (iii) the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(f) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•	A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”

Initial Sales Charge Alternative—Class A Shares

Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under “Class A Deferred Sales Charge,” certain investors that purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

Initial Sales Charge — Class A Shares

Asset Allocation, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NFJ Large-Cap Value, CCM Capital Appreciation, NFJ Dividend Value, PEA Growth, PEA Growth & Income, PEA Innovation, CCM Mid-Cap, NACM Flex-Cap Value, NACM Global, NACM Growth, NACM Pacific Rim, NACM Value, PEA Opportunity, RCM Biotechnology, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Renaissance, NFJ Small-Cap Value, PEA Target and PEA Value Funds.

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	5.82%		5.50%		4.75%
$50,000 - $99,999	4.71%		4.50%		4.00%
$100,000 - 249,999	3.63%		3.50%		3.00%
$250,000 - $499,999	2.56%		2.50%		2.00%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000 +	0.00	%(1)	0.00	%(1)	0.00	%(2)

All Asset, Convertible, Emerging Markets Bond, European Convertible Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, StocksPLUS Municipal-Backed, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	4.71%		4.50%		4.00%
$50,000 - $99,999	4.17%		4.00%		3.50%
$100,000 - $249,999	3.63%		3.50%		3.00%
$250,000 - $499,999	2.56%		2.50%		2.00%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

Municipal Bond, Real Return and StocksPLUS Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	3.09%		3.00%		2.50%
$50,000 - $99,999	2.56%		2.50%		2.00%
$100,000 - $249,999	2.04%		2.00%		1.75%
$250,000 - $499,999	1.52%		1.50%		1.25%
$500,000 - $999,999	1.27%		1.25%		1.00%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

Short Duration Municipal Income and Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	2.04%		2.00%		1.75%
$50,000 - $99,999	1.78%		1.75%		1.50%
$100,000 - $249,999	1.52%		1.50%		1.25%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	3.09%		3.00%		2.75%
$50,000 - $99,999	2.04%		2.00%		1.75%
$100,000 - $249,999	1.01%		1.00%		0.90%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

Low Duration Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	3.09%		3.00%		2.50%
$50,000 - $99,999	2.04%		2.00%		1.75%
$100,000 - $249,999	1.01%		1.00%		0.90%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

**	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
1.	As shown, investors that purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.
2.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.
3.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.
4.	(A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds (other than the Money Market Fund) which offer Class A shares (together, “eligible PIMCO Funds”) into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The term Single Purchase refers to:

(i)	a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amount, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account(s);

(ii)	a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

(iii)	a single purchase for the employee benefit plans of a single employer.

For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of Class A shares of any eligible PIMCO Fund (which does not include the Money Market Fund) may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i)	the amount of the investor’s total current purchase (including any sales charge);

(ii)	the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any eligible PIMCO Fund held by the investor; and

(iii)	the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

For example, if a shareholder owned Class A shares of the PEA Growth & Income Fund with a current net asset value of $10,000, Class B shares of the PEA Innovation Fund with a current net asset value of $5,000 and Class C shares of the PEA Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the PEA Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PEA Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Shares purchased or held by an investor through a Covered Plan (as defined above) or other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the Low Duration Fund, Short Term Fund, Short Duration Municipal Bond Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any eligible PIMCO Fund, you and your spouse each purchase Class A shares of the PEA Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the eligible PIMCO Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds).

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held by an investor through a Covered Plan (as defined above) do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Net Asset Value is Determined” in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of either Trust, ADAM of America, PA Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of PA Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of PA Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PA Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PA Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (i) is affiliated with PA Fund Management or Pacific Investment Management Company or (ii) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” Shares of certain Funds purchased prior to October 1, 2001 are subject to different Class A CDSC rates. The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge — Class A Shares.” However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect), the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

Deferred Sales Charge Alternative—Class B Shares

Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See “Exchange Privilege” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares purchased on or before December 31, 2001 convert into Class A shares as described below. Class B shares purchased after December 31, 2001 convert into Class A shares after the eighth year.

In determining whether a CDSC is payable on shares purchased on or before December 31, 2001, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

The following example will illustrate the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001).

For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements —Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased After December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001 differs from that described above.

Under the calculation method for shares purchased after December 31, 2001, the following rules apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either the shareholder’s original purchase price or the then current net asset value of the shares being sold, whichever is lower.

•	CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from amounts remaining in the shareholder’s account.

•	In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase for shares of such class remaining in the shareholder’s account from which a redemption or exchange has not already been effected.

The following example illustrates the operation of the Class B CDSC on Class B shares purchased after December 31, 2001:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative—Class C Shares

Class C shares are sold at their current net asset value without any initial sales charge.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*	Shares of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NACM Global, NACM Pacific Rim, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are subject to the Class C CDSC for the first eighteen months after purchase.

In determining whether a CDSC is payable on Class C shares purchased on or before December 31, 2001, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption or exchange has not already been effected. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor.

The following example will illustrate the operation of the Class C CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 is the same as that of Class B Shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds, except the Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS Funds, the Distributor expects to make payments of 0.75% (representing 0.50% distribution fees and 0.25% service fees); for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of 0.55% (representing 0.30% distribution fees and 0.25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

Fund	Annual Service Fee*	Annual Distribution Fee*	Total
California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Real Return, Municipal Bond and StocksPLUS Funds	0.25%	0.50%	0.75%
Short-Term and Short Duration Municipal Income Funds	0.25%	0.30%	0.55%
Money Market Fund	0.10%	0.00%	0.10%
CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NACM Global, NACM Pacific Rim, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares

Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include retirement plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.

Information For All Share Classes

Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Distributor, the Funds’ administrators and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to participating brokers and other financial intermediaries for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name. Services performed by such financial intermediaries may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. For these services, the Distributor, an administrator and their affiliates may pay annual per account charges that in the aggregate generally range from $0 to $6 per account, although they may pay more than $6 per account. These charges may be significantly higher for arrangements in which multiple shareholders hold their shares through a single “omnibus” account held by a financial intermediary. The financial intermediary, which generally provides the services described above as well as sub-transfer agency and other services, may charge fees significantly in excess of $6 for each underlying shareholder account that holds its shares through the omnibus arrangement.

In addition, the Distributor, the Funds’ administrators and their affiliates may from time to time pay additional cash bonuses or other incentives or make other payments to selected participating brokers and other financial intermediaries in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds. These payments may be significant to the financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor and the Funds’ administrators currently expect that such additional payments will not exceed 0.50% of the amount of any sale. From time to time, the Distributor, the Funds’ administrators and/or their affiliates may also make additional payments to one or more participating brokers and other financial intermediaries based upon factors such as the length of time the assets of such brokers’ or intermediaries’ clients have remained invested in the Funds and/or the amount of those assets. Incentives may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with financial intermediaries at seminars or informational meetings. The payments described in this paragraph are made from the Distributor’s or administrator’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

This Guide and the Retail Prospectuses should be read in connection with financial intermediaries’ material regarding their fees and services.

The sales charges and payments discussed in this Guide are subject to change by means of a new or supplemented Prospectus or Shareholders’ Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

Exchange Privilege

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” under the section “How to Redeem” below), except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase. For Class R shares, retirement plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no other exchange fees or charges. All exchanges are subject to the $5,000 ($2,500 for Class R shares) minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PA Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s sub-adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. For example, each Trust limits the number of “round trip” transactions an investor may make. An investor makes a “round trip” transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different PIMCO Fund, and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, that were purchased before January 1, 2002, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

With respect to shares purchased after December 31, 2001, if less than all of an investor’s shares subject to a CDSC are exchanged out of a Fund, any portion of the investment in such class of shares attributable to reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in such class of shares of the Fund from which the exchange was made.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve month CDSC period received in exchange for Class C shares that have an eighteen month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—PIMCO Funds Auto-Exchange” above.

How to Redeem

Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC and the Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC or Redemption Fee (see the subsection “Redemption Fees” below), a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—PIMCO Funds Fund Link” for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

PIMCO Funds Automated Telephone System

PIMCO Funds Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions

If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PA Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares

To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee.” Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemption Fees

Investors in Class A, Class B and Class C shares of Funds that are series of the MMS Trust, are subject to a redemption fee on redemptions and exchanges, equal to 2.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange) (the “Redemption Fee”). Currently, investors in Class A, Class B and Class C shares of the International StocksPLUS TR Strategy Fund, a series of the PIMS Trust, are subject to the Redemption Fee. With respect to shares acquired on or after June 15, 2004, investors in any series of the PIMS Trust (except the Money Market Fund) will be subject to the Redemption Fee.

The following table indicates the applicable holding period for each Fund, including those Funds that began imposing the Redemption Fee on shares acquired on or after June 15, 2004. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. A new holding period begins with each acquisition of shares through a purchase or exchange.

Fund	Holding Period
GNMA, Low Duration, Real Return, Short Duration Municipal Bond, Short-Term, Total Return and Total Return Mortgage Funds	7 days
All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
All Funds of the MMS Trust, International StocksPLUS TR Strategy Fund	60 days

In cases where redeeming shareholders hold shares acquired on different dates, to determine whether a Redemption Fee is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisers, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending on such financial intermediaries’ trade processing procedures and systems.

The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Advisers’ estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor’s redemption or exchange. These costs include brokerage costs, market impact costs, (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of “bid/asked” spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

The series of the Trusts may not be able to impose the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Trusts’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the PIMCO Funds.

Waivers of Redemption Fees: Series of the MMS Trust. Each series of the MMS Trust waives the Redemption Fee for redemptions and exchanges of shares acquired through: (i) the reinvestment of dividends and distributions; (ii) the PIMCO Funds Auto-Exchange plan; or (iii) the Automatic Withdrawal plan (provided the plan is established directly with the Trust). However, redemptions and exchanges of shares acquired through the PIMCO Funds Auto-Invest plan are subject to Redemption Fees. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Waivers of Redemption Fees: Series of the PIMS Trust. Each series of the PIMS Trust waives the Redemption Fee for the following types of transactions: (i) redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions; (ii) redemptions and exchanges by other PIMCO Funds; and (iii) otherwise as the Trust may determine in its sole discretion. The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PIMCO Funds

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902-6896

1-800-426-0107

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1)	Declaration of Trust of Registrant[7]

(2)	Form of Amendment to Declaration of Trust[16]

(3)	Form of Amended and Restated Declaration of Trust[21]

(4)	Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest[8]

(5)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund[11]

(6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund[12]

(7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds[15]

(8)	Form of Establishment and Designation of Classes J and Class K16

(9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Loan Obligation Fund[16]

(10)	Form of Amended Designation of Series Relating to Short Duration Municipal Income Fund[16]

(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Private Account Portfolios[17]

(12)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Bond Portfolio[17]

(13)	Form of Amended Designation of Series Relating to the U.S. Government Sector, U.S. Government Sector II, Mortgage, Mortgage II, Investment Grade Corporate, Select Investment, High Yield, International and Emerging Markets Portfolios[17]

(14)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Investment Grade Corporate Bond Fund[19]

(15)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio[20]

(16)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO European Convertible Fund[23]

(17)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II23

(18)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Fund II and Real Return Asset Fund[25]

(19)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund[28]

(20)	Form of Establishment and Designation of Advisor Class and Class R29

(21)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund[30]

(22)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Diversified Income Fund[30]

(23)	Form of Establishment and Designation of Additional Classes of Shares of Beneficial Interest Relating to the StocksPLUS Total Return Fund[31]

(24)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund[32]

(25)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Foreign Bond Fund (Unhedged)[34]

(26)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Floating Income Fund[35]

(b) Form of By-laws of Registrant[7]

(c) Not applicable

(d) (1)	Form of Investment Advisory Contract[7]

(2)	Form of Amendment to Investment Advisory Contract[7]

(3)	Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund[2]

(4)	Form of Supplement to Investment Advisory Contract Relating to Balanced Fund[3]

(5)	Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II5

(6)	Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund[5]

(7)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II6

(8)	Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund[9]

(9)	Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund[11]

(10)	Form of Supplement to Investment Advisory Contract Relating to Convertible Fund[13]

(11)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds[15]

(12)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Private Account Portfolios[17]

(13)	Form of Investment Advisory Contract[20]

(14)	Form of Supplement to Investment Advisory Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio[20]

(15)	Form of Supplement to Investment Advisory Contract Relating to Loan Obligation Fund[21]

(16)	Form of Supplement to Investment Advisory Contract Relating to PIMCO European Convertible Fund[23]

(17)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II23

(18)	Form of Supplement to Investment Advisory Contract Relating to the Real Return Fund II and Real Return Asset Fund[25]

(19)	Form of Supplement to Investment Advisory Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund[28]

(20)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset Fund[28]

(21)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Diversified Income Fund[30]

(22)	Form of Amended and Restated Investment Advisory Contract[32]

(23)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset All Authority Fund[33]

(24)	Form of Amended and Restated Investment Advisory Contract Relating to the PIMCO Foreign Bond Fund (Unhedged) and the PIMCO Floating Income Fund[35]

(e) (1)	Form of Amended and Restated Distribution Contract[14]

(2)	Form of Supplement to Amended and Restated Distribution Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds[15]

(3)	Form of Japan Dealer Sales Contract[14]

(4)	Form of Supplement to Amended and Restated Distribution Contract Relating to PIMCO Private Account Portfolios[17]

(5)	Form of Distribution Contract[21]

(6)	Form of Supplement to Distribution Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio[21]

(7)	Form of Supplement to Distribution Contract Relating to PIMCO European Convertible Fund[23]

(8)	Form of Supplement to Distribution Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II23

(9)	Form of Supplement to Distribution Contract Relating to the Real Return Fund II and Real Return Asset Fund[25]

(10)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund[28]

(11)	Form of Distribution Contract[29]

(12)	Form of Supplement to Distribution Contract Relating to the PIMCO Diversified Income Fund[30]

(13)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund[32]

(14)	Form of Distribution Contract Relating to the PIMCO Foreign Bond Fund (Unhedged) and the PIMCO Floating Income Fund[35]

(f)	Not applicable

(g)	Form of Custody and Investment Accounting Agreement[14]

(h) (1)	Form of Amended and Restated Administration Agreement[9]

(2)	Form of Supplement to Amended and Restated Administration Agreement relating to Long Duration Fund[11]

(3)	Form of Supplement to Amended and Restated Administration Agreement Relating to Convertible Bond Fund[13]

(4)	Form of Supplement to Amended and Restated Administration Agreement Relating to Class J and Class K Shares[14]

(5)	Form of Supplement to Amended and Restated Administration Agreement Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds[15]

(6)	Form of Supplement to Amended and Restated Administration Agreement Relating to PIMCO Private Account Portfolios[17]

(7)	Form of Second Amended and Restated Administration Agreement[21]

(8)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio[21]

(9)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to Loan Obligation Fund[21]

(10)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO European Convertible Fund[23]

(11)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II23

(12)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the Real Return Fund II and Real Return Asset Fund[25]

(13)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund[28]

(14)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO Diversified Income Fund[30]

(15)	Form of Second Amended and Restated Administration Agreement[32]

(16)	Form of Second Amended and Restated Administration Agreement Relating to the PIMCO Foreign Bond Fund (Unhedged) and the PIMCO Floating Income Fund[35]

(17)	Form of Shareholder Servicing Agreement[9]

(18)	Form of Transfer Agency Agreement[7]

(19)	Form of Transfer Agency Agreement with Shareholder Services, Inc.[1]

(i) Opinion and Consent of Counsel[35]

(j) Consent of PricewaterhouseCoopers LLP[35]

(k) Not applicable

(l) Not applicable

(m) (1)	Form of Distribution and Servicing Plan for Class A Shares[4]

(2)	Form of Distribution and Servicing Plan for Class B Shares[4]

(3)	Form of Distribution and Servicing Plan for Class C Shares[4]

(4)	Form of Amended and Restated Distribution Plan for Administrative Class Shares[7]

(5)	Form of Amended and Restated Administrative Services Plan for Administrative Class Shares[7]

(6)	Form of Distribution and Servicing Plan for Class J Shares[14]

(7)	Form of Distribution and Servicing Plan for Class K Shares[14]

(8)	Form of Distribution and Servicing Plan for Class C Shares of the Short Duration Municipal Income Fund[27]

(9)	Form of Administrative Services Plan for Advisor Class Shares[29]

(10)	Form of Distribution Plan for Advisor Class Shares[29]

(11)	Form of Distribution and Services Plan for Class R Shares[29]

(n) (1)	Form of Amended and Restated Multi Class Plan adopted pursuant to Rule 18f-3[14]

(2)	Form of Second Amended and Restated Multi Class Plan adopted pursuant to Rule 18f-3[25]

(3)	Form of Third Amended and Restated Multi Class Plan adopted pursuant to Rule 18f-3[29]

(4)	Form of Fourth Amended and Restated Multi Class Plan adopted pursuant to Rule 18f-3[29]

(p) (1)	Form of Code of Ethics for the Registrant[21]

(2)	Form of Code of Ethics for PIMCO[21]

(3)	Form of Code of Ethics for PIMCO Advisors Distributors LLC[22]

* Form of Power of Attorney[21]

[1]	Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995, and incorporated by reference herein.

[2]	Filed with Post-Effective Amendment No. 27 on January 16, 1996, and incorporated by reference herein.

[3]	Filed with Post-Effective Amendment No. 28 on April 1, 1996, and incorporated by reference herein.

[4]	Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996, and incorporated by reference herein.

[5]	Filed with Post Effective Amendment No. 33 on January 13, 1997, and incorporated by reference herein.

[6]	Filed with Post-Effective Amendment No. 36 on July 11, 1997, and incorporated by reference herein.

[7]	Filed with Post-Effective Amendment No. 37 on November 17, 1997, and incorporated by reference herein.

[8]	Filed with Post-Effective Amendment No. 39 on January 15, 1998, and incorporated by reference herein.

[9]	Filed with Post-Effective Amendment No. 40 on March 13, 1998, and incorporated by reference herein.

[10]	Filed with Post-Effective Amendment No. 41 on July 31, 1998, and incorporated by reference herein.

[11]	Filed with Post-Effective Amendment No. 42 on September 11, 1998, and incorporated by reference herein.

[12]	Filed with Post-Effective Amendment No. 43 on January 15, 1999, and incorporated by reference herein.

[13]	Filed with Post-Effective Amendment No. 44 on April 2, 1999, and incorporated by reference herein.

[14]	Filed with Post-Effective Amendment No. 45 on May 26, 1999, and incorporated by reference herein.

[15]	Filed with Post-Effective Amendment No. 46 on June 17, 1999, and incorporated by reference herein.

[16]	Filed with Post-Effective Amendment No. 50 on October 1, 1999, and incorporated by reference herein.
[17]	Filed with Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 on October 8, 1999, and incorporated by reference herein.

[18]	Filed with Post-Effective Amendment No. 51 on October 22, 1999, and incorporated by reference herein.

[19]	Filed with Post-Effective Amendment No. 52 on December 15, 1999, and incorporated by reference herein.

[20]	Filed with Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940 on May 16, 2000, and incorporated by reference herein.

[21]	Filed with Post-Effective Amendment No. 54 on May 18, 2000, and incorporated by reference herein.

[22]	Filed with Post-Effective Amendment No. 55 on August 1, 2000, and incorporated by reference herein.

[23]	Filed with Post-Effective Amendment No. 57 on August 31, 2000, and incorporated by reference herein.

[24]	Filed with Post-Effective Amendment No. 58 on September 29, 2000, and incorporated by reference herein.

[25]	Filed with Post-Effective Amendment No. 60 on May 17, 2001, and incorporated by reference herein.

[26]	Filed with Post-Effective Amendment No. 61 on July 31, 2001, and incorporated by reference herein.

[27]	Filed with Post-Effective Amendment No. 65 on April 1, 2002, and incorporated by reference herein.

[28]	Filed with Post-Effective Amendment No. 68 on June 28, 2002, and incorporated by reference herein.

[29]	Filed with Post-Effective Amendment No. 74 on December 30, 2002, and incorporated by reference herein.

[30]	Filed with Post-Effective Amendment No. 78 on June 30, 2003, and incorporated by reference herein.

[31]	Filed with Post-Effective Amendment No. 81 on July 31, 2003, and incorporated by reference herein.

[32]	Filed with Post-Effective Amendment No. 85 on September 30, 2003, and incorporated by reference herein.

[33]	Filed with Post-Effective Amendment No. 86 on October 21, 2003, and incorporated by reference herein.

[34]	Filed with Post-Effective Amendment No. 94 on April 28, 2004, and incorporated by reference herein.

[35]	Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article IV of the Registrant’s Declaration of Trust, which was filed with the Registrant’s initial Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections
Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Amey, Mike	Senior Vice President, PIMCO and PIMCO Europe Limited.

Anderson, Joshua M.	Vice President, PIMCO.

Andrews, David S.	Senior Vice President, PIMCO.

Arnold, Tamara J.	Managing Director, PIMCO.

Asay, Michael R.	Executive Vice President, PIMCO.

Baker, Brian P.	Executive Vice President, PIMCO and PIMCO Asia PTE Limited.

Beaumont, Stephen B.	Executive Vice President, PIMCO.

Bentley, Peter I.	Vice President, PIMCO and PIMCO Europe Limited.

Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

Name	Business and Other Connections

Bhansali, Vineer	Executive Vice President, PIMCO.

Bishop, Gregory A.	Executive Vice President, PIMCO.

Borneleit, Adam	Senior Vice President, PIMCO.

Brittain, W.H. Bruce	Senior Vice President, PIMCO.

Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

Brown, Erik C.	Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Brynjolfsson, John B.	Managing Director, PIMCO.

Burns, Michael A.	Vice President, PIMCO.

Burns, R. Wesley	Director, PIMCO; President and Trustee of the Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Burton, Kirsten	Vice President, PIMCO.

Callin, Sabrina C.	Executive Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.

Chipp, William	Vice President, PIMCO.

Chopra, Amit	Vice President, PIMCO.

Clark, Marcia K.	Senior Vice President, PIMCO.

Clark, Matt	Vice President, PIMCO.

Clarke, James	Vice President, PIMCO.

Conseil, Cyrille	Senior Vice President, PIMCO.

Corley II, W. Robert	Vice President, PIMCO.

Name	Business and Other Connections

Craven, Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Cressy, Jonathan	Vice President, PIMCO.

Cummings, Doug	Vice President, PIMCO.

Cummings, John B.	Vice President, PIMCO.

Cupps, Wendy W.	Managing Director, PIMCO.

Dada, Suhail	Senior Vice President, PIMCO.

Danielson, Brigitte	Vice President, PIMCO.

Dawson, Craig A.	Senior Vice President, PIMCO.

DeLorenzo, Nicola	Vice President, PIMCO and PIMCO Europe Limited.

Dialynas, Chris P.	Managing Director, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dugan, Travis J.	Vice President, PIMCO.

Dunn, Anita	Vice President, PIMCO.

Durham, Jennifer E.	Vice President, PIMCO and Chief Compliance Officer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Eberhardt, Michael	Vice President, PIMCO and PIMCO Europe Limited.

El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.	Vice President, PIMCO.

England, Jason S.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Name	Business and Other Connections

Evans, Stephanie D.	Vice President, PIMCO.

Fields, Robert A.	Vice President, PIMCO.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Foss, Kristine L.	Vice President, PIMCO.

Fournier, Joseph A.	Vice President, PIMCO and PIMCO Asia PTE Limited.

Foxall, Julian	Vice President, PIMCO and PIMCO Australia Pty Limited.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fulford III, Richard F.	Vice President, PIMCO and PIMCO Europe Limited.

Gagne, Darius	Vice President, PIMCO.

Garbuzov, Yuri P.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gleason, G. Steven	Senior Vice President, PIMCO.

Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gomez, Michael A.	Senior Vice President, PIMCO.

Gore, Gregory T.	Vice President, PIMCO .

Gould, Linda J.	Vice President, PIMCO.

Graber, Gregory S.	Senior Vice President, PIMCO.

Gould, Linda J.	Vice President, PIMCO.

Gould, Linda J.	Vice President, PIMCO.

Greer, Robert J.	Senior Vice President, PIMCO.

Grijns, Andrew A.	Vice President, PIMCO and PIMCO Europe Limited.

Gross, William H.	Managing Director, Chief Investment Officer, and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Gupta, Sachin	Vice President, PIMCO and PIMCO Asia PTE Limited.

Name	Business and Other Connections

Gupta, Shailesh	Vice President, PIMCO.

Hague, John L.	Managing Director, PIMCO.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Hardaway, John P.	Executive Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

Harrison, Paul	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori	Senior Vice President, PIMCO; Vice President, PIMCO Japan Limited.

Hastings, Arthur J.	Vice President, PIMCO.

Hayes, Raymond C.	Senior Vice President, PIMCO.

Helsing, Jeffrey	Vice President, PIMCO.

Hinman, David C.	Executive Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.	Managing Director, PIMCO.

Holloway, Dwight F., Jr.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Name	Business and Other Connections

Hsu, Lori C.	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Hudson, James	Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.	Managing Director, PIMCO.

Ishida, Koji	Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.	Executive Vice President, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Executive Vice President, PIMCO.

Johnson, Elissa M.	Vice President, PIMCO and PIMCO Europe Limited.

Johnson, Kelly	Vice President, PIMCO.

Johnstone, Jim	Vice President, PIMCO.

Katz, Joshua	Vice President, PIMCO.

Kawamura, Kenji	Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, James M.	Managing Director, PIMCO.

Kelly, Benjamin M.	Vice President, PIMCO.

Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

Kiesel, Mark R.	Executive Vice President, PIMCO.

King, J. Stephen, Jr.	Vice President, PIMCO and StocksPLUS Management, Inc.

King, Stephanie L.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO.

Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.	Vice President, PIMCO.

Lackey, W. M.	Vice President, PIMCO.

Name	Business and Other Connections

Larsen, Henrik P.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay	Senior Vice President, PIMCO.

Lindgren, Peter L.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Loftus, John S.	Managing Director, PIMCO; and Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Loh, John	Vice President, PIMCO.

Low, Aaron	Vice President, PIMCO and PIMCO Asia PTE Limited.

Lown, David C.	Executive Vice President, PIMCO.

Mallegol III, Andre J.	Senior Vice President, PIMCO.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Maroutsos, Nickolaos J.	Vice President, PIMCO and ALMCO Australia Pty. Ltd.

Martin, Scott W.	Vice President, PIMCO.

Masanao, Tomoya	Executive Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.	Managing Director, PIMCO.

Matsuhisa, Robert L.	Vice President, PIMCO.

Matsui, Akinori	Senior Vice President, PIMCO and PIMCO Japan Limited.

Mayuzumi, Sugako	Vice President, PIMCO and PIMCO Japan Limited.

McCann, Patrick Murphy	Vice President, PIMCO.

Name	Business and Other Connections

McCray, Mark V.	Executive Vice President, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph E.	Managing Director, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Meehan, James P., Jr.	Senior Vice President, PIMCO.

Meiling, Dean S.	Consulting Managing Director, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Executive Vice President, PIMCO.

Miller, John M.	Senior Vice President, PIMCO.

Miller, Kendall P., Jr.	Vice President, PIMCO.

Millimet, Scott A.	Senior Vice President, PIMCO.

Mitchell, Gail	Vice President, PIMCO.

Moll, Jonathan D.	Executive Vice President, PIMCO.

Monson, Kirsten S.	Executive Vice President, PIMCO.

Moore, James F.	Senior Vice President, PIMCO.

Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

Murata, Alfred T.	Vice President, PIMCO.

Muzzy, James F.	Managing Director, PIMCO; Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; and Director and Vice President, StocksPLUS Management, Inc.

Nambimadom, Ramakrishnan S.	Vice President, PIMCO.

Nercessian, Terence Y.	Vice President, PIMCO.

Nicholls, Steven B.	Senior Vice President, PIMCO.

Nieves, Roger O.	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Name	Business and Other Connections

Nguyen, Vinh T.	Controller, PIMCO; Vice President and Controller, Allianz Dresdner Asset Management of America L.P., Cadence Capital Management LLC, Cadence Capital Management, Inc., NFJ Investment Group L.P., NFJ Management, Inc., StocksPLUS Management, Inc., PIMCO Advisors Distributors LLC, PIMCO Advisors Advertising Agency, Inc., Oppenheimer Group, Inc., PIMCO Global Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity Partners LLC, Nicholas Applegate Holdings LLC, Oppenheimer Capital LLC, OCC Distributors LLC, OpCap Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO Advisors Managed Accounts LLC, and Allianz Private Client Services LLC.

O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki	Senior Vice President, PIMCO and PIMCO Japan Limited.

Okun, Ric	Vice President, PIMCO.

Ongaro, Douglas J.	Senior Vice President, PIMCO.

Otterbein, Thomas J.	Executive Vice President, PIMCO.

Palghat, Kumar N.	Senior Vice President, PIMCO and PIMCO Australia Pty Limited.

Palmer, Richard H.	Vice President, PIMCO.

Pan, Evan T.	Vice President, PIMCO and PIMCO Japan Limited.

Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Parikh, Saumil H.	Vice President, PIMCO.

Paulson, Bradley W.	Executive Vice President, PIMCO and PIMCO Japan Ltd.

Perez, Keith	Senior Vice President, PIMCO.

Pflug, Bruce P.	Senior Vice President, PIMCO.

Phansalkar, Mohan V.	Managing Director and Chief Legal Officer, PIMCO; Chief Legal Officer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.; and Secretary, StocksPLUS Management, Inc.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Pittman, David L.	Senior Vice President, PIMCO.

Plein, Jeffrey L.	Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Podlich III, William F.	Managing Director, PIMCO.

Porterfield, Mark	Senior Vice President, PIMCO.

Portillo, Alfonso A.	Vice President, PIMCO.

Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

Prince, Jennifer L.	Vice President, PIMCO.

Qu, Wendong	Vice President, PIMCO.

Ramsey, James	Senior Vice President, PIMCO.

Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Vice President, PIMCO.

Reisz, Paul W.	Vice President, PIMCO.

Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

Rodgerson, Carol E.	Vice President, PIMCO.

Rodosky, Stephen A.	Senior Vice President, PIMCO.

Rollins, Melody	Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO.

Roney, Scott L.	Executive Vice President, PIMCO.

Rosiak, Jason R.	Senior Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Name	Business and Other Connections

Sargent, Jeffrey M.	Executive Vice President, PIMCO; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L.	Managing Director and Secretary, PIMCO; Director and Assistant Secretary, StocksPLUS Management, Inc.

Scholey, Leland T.	Senior Vice President, PIMCO.

Schucking, Ivor E.	Senior Vice President, PIMCO.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Sejima, Toru	Vice President, PIMCO.

Seliga, Denise C.	Executive Vice President and Chief Compliance Officer, PIMCO.

Sellers, Devin L.	Senior Vice President, PIMCO.

Shaler, Timothy L.	Senior Vice President, PIMCO.

Sharp, William E.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Shen, Kang	Vice President, PIMCO and PIMCO Asia Pte Ltd.

Shepherd, Julie	Vice President, PIMCO.

Simon, W. Scott	Managing Director, PIMCO.

Spalding, Scott M.	Vice President, PIMCO.

Spicijaric, Jennifer N.	Vice President, PIMCO.

Stauffer, Christina L.	Vice President, PIMCO.

Strelow, Peter G.	Vice President, PIMCO.

Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

Takechi, Yoichi	Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Telish, Christine M.	Vice President, PIMCO.

Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

Thomas, Lee R.	Managing Director, PIMCO; Member, PIMCO Partners LLC.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Vice President, PIMCO.

Tyson, Richard E.	Senior Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F.	Vice President, PIMCO.

Van de Zilver, Peter A.	Vice President, PIMCO.

van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

Weil, Richard M.	Managing Director and Chief Operating Officer, PIMCO.

Whitton, Bransby	Vice President, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Wilson, Susan L.	Executive Vice President, PIMCO.

Windham, Dylan H.	Vice President, PIMCO.

Witham, Tamara L.	Vice President, PIMCO.

Name	Business and Other Connections

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Senior Vice President, PIMCO.

Wyman, Charles C.	Executive Vice President, PIMCO.

Yamamoto, Shinichi	Vice President, PIMCO and PIMCO Japan Limited.

Young, David	Senior Vice President, PIMCO and PIMCO Europe Limited.

Yu, Cheng-Yuan	Senior Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zhu, Changhong	Executive Vice President, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PA Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27. Principal Underwriters

(a)	PA Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is an indirect subsidiary of Allianz Dresdner Asset Management of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Senior Vice President, Portfolio Specialist – Fixed Income	None

Andresen, Kiley	Vice President, Senior National Accounts Manager	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Baca, Lincoln	Senior Vice President	None

Barnes, Donna E.	Compliance Officer	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Vice President	None

Burke, Martin	Senior Vice President, Divisional Sales Manager	None

Cahill, Paul	Vice President	None

Colombo, Cindy	Vice President, Retirement Plans	None

Cotton, Lesley	Vice President, Senior Copywriter	None

Daly, Daniel	Vice President, Director, On-Line Marketing	None

DeNicolo, Paul	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Gallagher, Michael J.	Vice President	None

Gengo, Joseph	Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Ham, JoAnn	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Harrington, John	Vice President	None

Hayes, Derek B.	Senior Vice President, Mutual Fund Operations	None

Hooper, Kristina	Vice President, Portfolio Specialist – Equities	None

Horan, Christopher	Vice President	None

Howell, Steve	Vice President, Mutual Fund Operations	None

Hussey, John B.	Vice President	None

Jacobs, Brian	Managing Director, National Sales Director	None

Jobe, Stephen R.	Senior Vice President, Marketing	None

Kanode, Dustin	Vice President	None

Koenigsberg, Jed	Vice President, Portfolio Specialist – Fixed Income	None

Laing, Andrew	Vice President	None

Laut, Stephen	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Maginn, Stephen	Managing Director, Executive Vice President, Head of US Sales	None

Maloney, Andy	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Maney, John	Chief Financial Officer	None

Mariano, Anne-Marie	Compliance Officer	None

McAdams, Ann	Vice President	None

McMenamin, Joseph	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Executive Vice President, Director of Marketing	None

Milburn, R. Lee	Senior Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Vice President	None

Neugebauer, Phil J.	Managing Director, Public Relations and Product Management	None

Nguyen, Vinh T.	Vice President, Controller	None

Orr, Kelly	Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Pisapia, Glynne	Senior Vice President	None

Poli, Frank C.	Vice President, Compliance Officer	None

Quigley, Jennifer	Vice President	None

Rokose, Bob	Senior Vice President	None

Rose, Scott	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Rosoff, Jay	Senior Vice President, Divisional Sales Manager	None

Ross, Jane	Marketing Compliance Officer	None

Rudman, Stephen	Senior Vice President, Divisional Sales Manager	None

Russo, Anne Marie	Vice President, Human Resources	None

St. Jean, Jennifer	Senior Marketing Compliance Officer	None

Saigol, Shahid	Vice President	None

Sambrook, Jim	Vice President, Manager, Information Systems	None

Schott, Newton B., Jr.	Managing Director, Chief Administrative Officer and Secretary	None

Smith, Cathy	Senior Vice President, Communications Director	None

Smith Jr., Eugene M.	Senior Vice President, Design Director	None

Smith, Marty	Senior Vice President	None

Smith, Stewart	Assistant Secretary	None

Teceno, Fred	Vice President	None

Thomas, William H., Jr.	Senior Vice President, Divisional Sales Manager	None

Thompson, Kate	Vice President, National Accounts Manager	None

Treadway, Stephen J.	Managing Director and Chief Executive Officer	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Troyer, Paul H.	Senior Vice President	None

Vlachos, Teresa	Vice President, Sales Desk Manager	None

Ward, James	Director of Human Resources	None

Willett, Nick	Senior Vice President, Divisional Sales Manager	None

Zimmerman, Glen A.	Vice President, Marketing	None

*	The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

Item 28. Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 97 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 30th day of July, 2004.

PIMCO FUNDS (Registrant)

By:
R. Wesley Burns* President

*By:	/s/ KEITH T. ROBINSON
Keith T. Robinson, as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	July 30, 2004

William J. Popejoy*	Trustee	July 30, 2004

Vern O. Curtis*	Trustee	July 30, 2004

E. Philip Cannon**	Trustee	July 30, 2004

J. Michael Hagan**	Trustee	July 30, 2004

Signature		Title	Date

R. Wesley Burns*		President (Principal Executive Officer)	July 30, 2004

John P. Hardaway*		Treasurer (Principal Financial and Accounting Officer)	July 30, 2004

*By:	/s/ KEITH T. ROBINSON Keith T. Robinson, as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.